UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22025

Voya Separate Portfolios Trust

(Exact name of registrant as specified in charter)

7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ	85258
(Address of principal executive offices)	(Zip code)

The Corporation Trust Company, 1209 Orange Street, Wilmington, DE 19801

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-992-0180

Date of fiscal year end: March 31

Date of reporting period: April 1, 2019 to September 30, 2019

Item 1. Reports to Stockholders.

The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Act (17 CFR 270.30e-1):

Semi-Annual Report
September 30, 2019
Classes A, I, P, R6, SMA and W
Fixed-Income Fund
■
Voya Investment Grade Credit Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of the Fund’s annual and semi-annual shareholder reports, like this semi-annual report, will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Voya funds’ website (www.voyainvestments.com/literature), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from the Fund electronically anytime by contacting your financial intermediary (such as a broker-dealer or bank) or, if you are a direct investor, by calling 1-800-992-0180 or by sending an e-mail request to Voyaim_literature@voya.com.
You may elect to receive all future reports in paper free of charge. If you received this document in the mail, please follow the instructions to elect to continue receiving paper copies of your shareholder reports. If you received this document through a financial intermediary, you can contact your financial intermediary to request that you continue to receive paper copies of your shareholder reports. If you invest directly with us, you can call 1-800-992-0180 or send an email request to Voyaim_literature@voya.com to let the Fund know you wish to continue receiving paper copies of your shareholder reports. Your election to receive reports in paper will apply to all funds held in your account if you invest through your financial intermediary or all funds held with the Voya funds complex if you invest directly with the funds.
This report is submitted for general information to shareholders of the Voya mutual funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund’s investment objectives, risks, charges, expenses and other information. This information should be read carefully.
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You will be notified by e-mail when these communications become available on the internet. Documents that are not available on the internet will continue to be sent by mail.
PROXY VOTING INFORMATION
A description of the policies and procedures that the Fund uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Fund’s website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Fund voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Fund’s website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT, available for filings after March 31, 2019. The Fund’s Form N-Q or Form N-PORT is available on the SEC’s website at www.sec.gov. The Fund’s complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, are available: on www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Getting from Short Term to Long Term
Dear Shareholder,
Volatility was a defining feature of the markets during the reporting period, alternately intensifying and easing as investors weighed the twists and turns of the U.S.’s fraught trade negotiations with China. Incoming data continued to cloud the economic outlook, especially reports of weakening global manufacturing activity and slowing consumer spending. There were nonetheless some bright spots: home sales increased as mortgage rates eased and household income grew; and the savings rate increased, a sign that consumers have reserves available and are not over-borrowing. The U.S. Federal Reserve Board reacted to the economic worries with two interest rate cuts; first at its July policy meeting, then again in September.
Investors responded to the uncertain market conditions with lack of conviction; alternately retreating into bonds and then embracing stocks. Nevertheless, both asset classes have delivered respectable results over the reporting period and year-to-date as of September 30, 2019. Stocks, as measured by the S&P 500® Index, returned 6.08% for the six-month reporting period and 20.55% year-to-date. Bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, returned 5.42% for the six-month reporting period and 8.52% year-to-date.
The slowdown in global industrial activity, which began in 2018 as China started rebalancing toward a more consumer-oriented economy, has been exacerbated by trade tensions and is threatening to induce a recession. While the slowdown is not yet over we believe it is near a bottom, assuming no further escalation of trade tensions. Our assessment is that a further slowing of global growth is far more likely than a recession in the U.S. or Europe. We believe the proactive steps taken by central banks, the prospect of fiscal support and the potential for self-interest to cap the magnitude of the trade dispute, all suggest that industrial weakness will not spread deeply enough into the services sector to lead to payroll losses, or ultimately to a recession.
Despite this positive potential of the longer-term outlook, investors find themselves sailing in turbulent waters today. Events of the moment can seem overwhelming, demanding immediate action. In actuality, the most effective response may be for investors to take a step back and reflect on why their portfolio is structured the way it is: most likely, to achieve a set of defined, long-term objectives. Unless those objectives have changed as a result of personal circumstance, it is probably wise not to change the portfolio. If your long-term goals have changed, then you should thoroughly discuss any potential investment changes with your financial advisor before taking action.
Voya seeks to remain a reliable partner committed to reliable investing, helping you and your financial advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,
Dina Santoro
President
Voya Family of Funds
October 28, 2019
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
For more complete information, or to obtain a prospectus for any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. A prospectus should be read carefully before investing. Consider a fund’s investment objectives, risks, charges and expenses carefully before investing. A prospectus contains this information and other information about a fund. Check with your financial advisor to determine which Voya mutual funds are available for sale within their firm. Not all funds are available for sale at all firms.

1

Market Perspective: Six Months Ended September 30, 2019

As our new fiscal year commenced, global equities, in the form of the MSCI World IndexSM (the “Index”), measured in local currencies, including net reinvested dividends, were already up 12.61% in 2019. Many investors must have entered 2019 with trepidation, rattled by an intensifying economic slowdown outside of the U.S., an escalating trade war between the U.S. and China, and the Federal Open Market Committee (“FOMC”), having raised rates in December for the fourth time in 2018, all set to continue in 2019. (The Index returned 4.56% for the six-months ended September 30, 2019, measured in U.S. dollars.)
Relief came when FOMC Chairman Powell abruptly changed his tune. The FOMC would be “patient” as the economic data evolved. Secondly, on trade, the view emerged that the U.S. and China would find some face-saving “deal”.
Fears on both fronts: the trade war and slowing global growth, would ebb and flow in the six-months that followed, and by the end of a rollercoaster ride, the Index was up another 5.21%.
On perceived slowing global growth, there was little relief from most of the incoming data.
In Europe, manufacturing was in contraction. The euro zone’s annual growth in gross domestic product (“GDP”) in the second quarter of 2019 was just 1.2%. German GDP actually fell in the second quarter, as it did in the UK, whose new hard-line prime minister seemed intent on leaving the European Union without a deal.
Japan, with manufacturing also in contraction, managed GDP growth of 1.3% annualized in the second quarter. But exports and imports were both falling and core inflation languished at 0.6%, with a demand-dampening sales tax increase waiting on October 1.
China’s GDP grew at 6.2% in the second quarter, the smallest advance in 27 years. Industrial production was expanding at the slowest pace in 17 years, retail sales near the slowest in 16 years.
In the U.S., annualized first quarter growth surprised to the upside at 3.1%. However, growth was flattered by volatile inventory and trade elements, and fell to 2.0% in the second quarter. This was heavily dependent on consumer spending, supported by the lowest unemployment rate since 1969.
Entering May, the path of least resistance for the Index still seemed upwards. This all changed when the President tweeted his intention to raise the existing 10% tariff on some $250 billion of Chinese imports, to 25%. Trade negotiations with China had evidently broken down. Later he unexpectedly threatened tariffs on Mexican goods for reasons related to illegal immigration. The Index fell 5.70% in May.
It was central banks to the rescue in June. On June 19, the FOMC left rates unchanged, but markets listened to Powell’s comments and heard him signal a cut in July. The European Central Bank announced its willingness to cut its already negative deposit rate and resume bond purchases, (and finally did so in September). The Bank of Japan also promised increased stimulus. Plans for tariffs on Mexican imports were “indefinitely suspended”, and investors were finally left to cheer a truce in the U.S./China trade conflict, agreed between the two Presidents on June 29.
July was a comparatively quiet month. The FOMC duly cut the federal funds rate by 25 basis points (0.25%), but disappointed some, including the President, by referring to it as only a “mid-cycle adjustment”. And it was back to trade-war angst in August, as first the President announced 10% tariffs on the approximately $300 billion of Chinese imports as yet unaffected, and then increased existing and planned tariffs by 5% when China retaliated.
The market rollercoaster lurched back up in September. News that high-level trade talks between the U.S. and China would resume in October and that both sides had made goodwill gestures lifted the mood. Yet many were still skeptical that enough real goodwill existed to get a deal done. The FOMC cut rates again, without seeming to please anybody, again. The period ended with the world economy still slowing and market sentiment fragile.
In U.S. fixed income markets, the story was falling yields and yield curve inversion. The U.S. 30-year Treasury yield fell below 2% for the first time ever and dipped below the yield on the S&P 500® Index for the first time since the depths of the financial crisis. The curve partially inverted, with the three-month bill yield above the ten-year note yield every day after May 22 except one. For the half-year, the Bloomberg Barclays U.S. Aggregate Bond Index returned 5.42%.
U.S. equities, represented by the S&P 500® Index including dividends, rose 6.08%, ending less than 2% below the record set on July 26. Bond surrogate utilities was the top performer, up 13.13%. Energy, exposed to a slowdown in global economic activity, and with the oil price down 10%, was the weakest, losing 8.96%.
In currencies, the dollar rose 2.94% against the euro and soared 6.05% against the Brexit-weakened pound, but lost 2.51% against the yen. The dollar still offers positive interest rates on its safest investments, unlike much of Europe. In times of market stress, however, Japan’s foreign investments tend to be repatriated, and yen-funded carry trades unwound, boosting the yen.
In international markets, the MSCI Japan® Index edged up 1.72% in the half-year, reflecting Japan’s own vulnerability to a trade war and the strong yen, despite a supportive central bank. The MSCI Europe ex UK® Index added 6.87%, powered by resilient food, beverage and tobacco companies like Nestle and by industrials. The MSCI UK® Index rose 4.04%. The less economically sensitive health care sector made the biggest contribution, followed by industrials; materials detracted the most.
All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance.
Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. The Fund’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

2

Benchmark Descriptions

Index	Description
Bloomberg Barclays U.S. Aggregate Bond Index	An index of publicly issued investment grade U.S. government, mortgage-backed, asset-backed and corporate debt securities.
Bloomberg Barclays U.S. Corporate Bond Index	The index is the Corporate component of the U.S. Credit Index. It includes publicly-issued U.S. corporate and secured notes that meet the specified maturity, liquidity, and quality requirements. The Index includes corporate sectors including Industrial, Utility, and Finance.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An index that measures the performance of over 1,600 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.
3

Voya Investment Grade Credit Fund	Portfolio Managers’ Report

Sector Diversification as of September 30, 2019 (as a percentage of net assets)

Financials	31.0%
Consumer, Non-cyclical	15.2%
Utilities	12.5%
Energy	9.3%
Communications	7.7%
Industrials	6.3%
Consumer, Cyclical	5.2%
U.S. Treasury Notes	4.0%
Technology	3.4%
Basic Materials	2.7%
U.S. Treasury Bonds	0.8%
Assets in Excess of Other Liabilities	1.9%
Net Assets	100.0%
Portfolio holdings are subject to change daily.
Voya Investment Grade Credit Fund (the “Fund”) seeks to maximize total return. Total return is a combination of income and capital appreciation. The Fund is managed by Anil Katarya, CFA, and Travis King, CFA, Portfolio Managers of Voya Investment Management Co. LLC — the Sub-Adviser.
Performance: For the six-months ended September 30, 2019, the Fund’s Class SMA shares returned 8.34%, compared to the Bloomberg Barclays U.S. Corporate Bond Index (the “Index” or “Bloomberg Barclays U.S. Corporate”), which returned 7.66% for the same period.
Portfolio Specifics: The Fund outperformed the Index for the reporting period. Security selection drove returns across the financial, industrials and utilities sectors. Within financials, the Fund’s holdings in the banking sector was the largest contributor to outperformance, as banking continues to be the Fund's top weighted sector. Within industrials, the Fund’s holdings in the communications and non-cyclical sectors also contributed to results as issuers in the sectors continue to focus on deleveraging their balance sheets. Within utilities, the Fund benefited, as many of the long-dated bonds performed well in the sector. The Fund’s allocation to U.S. Treasuries was the main detractor from relative results as Treasuries lagged corporate bonds for the period.
Current Strategy & Outlook: We believe that fundamentals remain decent despite the slowdown in earnings, which we expect to remain positive together with the broader economy. Furthermore, much of the increase in leverage continues to be driven by single-A, less-levered companies, while BBB management teams continue to focus on deleveraging plans and balance sheet repair. This is further evidenced by upgrades outpacing downgrades so far in 2019, both within Investment Grade (“IG”) and between IG and high yield. We expect the technical environment to continue to provide a tailwind for the IG
Top Ten Holdings as of September 30, 2019 (as a percentage of net assets)

United States Treasury Note, 1.625%, 08/15/29	2.3%
JPMorgan Chase & Co., 2.301%, 10/15/25	1.4%
Wells Fargo Bank NA, 3.625%, 10/22/21	1.3%
Royal Bank of Scotland Group PLC, 4.269%, 03/22/25	0.9%
Fiserv, Inc., 2.750%, 07/01/24	0.8%
United States Treasury Bond, 2.875%, 05/15/49	0.8%
JPMorgan Chase & Co., 4.023%, 12/05/24	0.8%
Roper Technologies, Inc., 3.000%, 12/15/20	0.8%
United States Treasury Note, 1.500%, 09/30/24	0.8%
CVS Health Corp., 5.050%, 03/25/48	0.8%
Portfolio holdings are subject to change daily.
market through year-end, as demand remains robust from both domestic and international investors. Additionally, new issuance continues to run lower in 2019 despite a surprise uptick in September, which was well absorbed with limited concessions. Valuations remain fair at current spread levels, in our view, and we expect the market to be supported by trend growth and dovish U.S. Federal Reserve Board policy in the U.S.
We maintain our preference towards domestically-oriented issuers who we believe are less susceptible to the continued trade war between the U.S. and China, as well as the economic slowdown in Europe. From a sector standpoint, we continue to like financials over industrials. Within industrials, we favor communications and chemicals. Finally, we are maintaining an overweight position to utilities.

The views expressed in this commentary are informed opinions. They should not be considered promises or advice. The views expressed reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.
Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Fund holdings are subject to change daily. The outlook for this Fund may differ from that presented for other Voya mutual funds. The Fund’s performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance for the different classes of shares will vary based on differences in fees associated with each class.
4

SHAREHOLDER EXPENSE EXAMPLE (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees and exchange fees; and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from April 1, 2019 to September 30, 2019. The Fund’s expenses are shown without the imposition of any sales charges or fees and do not reflect any “wrap fees.” Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses),” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs of the Fund only and do not reflect any wrap fees or transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs at the fund level only, and will not help you determine the relative total costs of owning different mutual funds through wrap programs. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value April 1, 2019	Ending Account Value September 30, 2019	Annualized Expense Ratio	Expenses Paid During the Period Ended September 30, 2019*	Beginning Account Value April 1, 2019	Ending Account Value September 30, 2019	Annualized Expense Ratio	Expenses Paid During the Period Ended September 30, 2019*
Class A	$1,000.00	$1,079.50	0.90%	$4.68	$1,000.00	$1,020.50	0.90%	$4.55
Class I	1,000.00	1,080.80	0.65%	3.38	1,000.00	1,021.75	0.65%	3.29
Class P	1,000.00	1,083.60	0.13%	0.68	1,000.00	1,024.35	0.13%	0.66
Class R6	1,000.00	1,081.00	0.63%	3.28	1,000.00	1,021.85	0.63%	3.18
Class SMA	1,000.00	1,083.40	0.00%	0.00	1,000.00	1,025.00	0.00%	0.00
Class W	1,000.00	1,079.90	0.65%	3.38	1,000.00	1,021.75	0.65%	3.29

*
Expenses are equal to the Fund’s annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 to reflect the most recent fiscal half-year.

5

STATEMENT OF ASSETS AND LIABILITIES as of September 30, 2019 (Unaudited)

ASSETS:
Investments in securities at fair value*	$159,288,101
Cash	1,717,759
Cash collateral for futures	166,267
Receivables:
Investment securities sold	4,471,783
Interest	1,366,946
Prepaid expenses	44,446
Reimbursement due from manager	1,811
Other assets	4,643
Total assets	167,061,756
LIABILITIES:
Income distribution payable	11,946
Payable for investment securities purchased	4,640,847
Payable for fund shares redeemed	1,524
Payable for investment management fees	2,202
Payable for distribution and shareholder service fees	58
Payable to trustees under the deferred compensation plan (Note 6)	4,643
Payable for trustee fees	2,597
Other accrued expenses and liabilities	70,545
Total liabilities	4,734,362
NET ASSETS	$162,327,394
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$152,702,706
Total distributable earnings	9,624,688
NET ASSETS	$162,327,394
* Cost of investments in securities	$150,667,291
See Accompanying Notes to Financial Statements
6

STATEMENT OF ASSETS AND LIABILITIES as of September 30, 2019 (Unaudited) (continued)

Class A
Net assets	$275,892
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	24,331
Net asset value and redemption price per share†	$11.34
Maximum offering price per share (2.50%)(1)	$11.63
Class I
Net assets	$1,595,831
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	140,723
Net asset value and redemption price per share	$11.34
Class P
Net assets	$157,001,996
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	13,860,748
Net asset value and redemption price per share	$11.33
Class R6
Net assets	$83,377
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	7,351
Net asset value and redemption price per share	$11.34
Class SMA
Net assets	$3,366,933
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	297,173
Net asset value and redemption price per share	$11.33
Class W
Net assets	$3,365
Shares authorized	unlimited
Par value	$0.001
Shares outstanding	297
Net asset value and redemption price per share	$11.32

(1)
Maximum offering price is computed at 100/97.50 of net asset value. On purchases of  $100,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements
7

STATEMENT OF OPERATIONS for the six months ended September 30, 2019 (Unaudited)

INVESTMENT INCOME:
Interest	$2,853,448
Securities lending income, net	3,301
Total investment income	2,856,749
EXPENSES:
Investment management fees	390,306
Distribution and shareholder service fees:
Class A	312
Transfer agent fees:
Class A	208
Class I	211
Class P	101
Class R6	223
Class SMA	779
Class W	4
Shareholder reporting expense	2,379
Registration fees	46,076
Professional fees	23,772
Custody and accounting expense	19,764
Trustee fees	2,928
Miscellaneous expense	7,004
Interest expense	385
Total expenses	494,452
Waived and reimbursed fees	(388,279)
Net expenses	106,173
Net investment income	2,750,576
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments	5,208,952
Futures	(1,116,188)
Net realized gain	4,092,764
Net change in unrealized appreciation (depreciation) on:
Investments	5,255,810
Futures	386,879
Net change in unrealized appreciation (depreciation)	5,642,689
Net realized and unrealized gain	9,735,453
Increase in net assets resulting from operations	$12,486,029
See Accompanying Notes to Financial Statements
8

STATEMENTS OF CHANGES IN NET ASSETS

	Six Months Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
FROM OPERATIONS:
Net investment income	$2,750,576	$5,717,029
Net realized gain (loss)	4,092,764	(2,977,076)
Net change in unrealized appreciation (depreciation)	5,642,689	4,736,674
Increase in net assets resulting from operations	12,486,029	7,476,627
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	(4,159)	(7,372)
Class I	(32,720)	(95,587)
Class P	(3,085,025)	(6,040,312)
Class R6	(1,130)	(119)
Class SMA	(70,716)	(150,344)
Class W	(58)	(115)
Total distributions	(3,193,808)	(6,293,849)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	381,814	2,446,982
Reinvestment of distributions	3,123,087	6,143,490
	3,504,901	8,590,472
Cost of shares redeemed	(1,340,851)	(1,572,514)
Net increase in net assets resulting from capital share transactions	2,164,050	7,017,958
Net increase in net assets	11,456,271	8,200,736
NET ASSETS:
Beginning of year or period	150,871,123	142,670,387
End of year or period	$162,327,394	$150,871,123
See Accompanying Notes to Financial Statements
9

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Class A
09-30-19+	10.68	0.15•	0.69	0.84	0.18	—	—	0.18	—	11.34	7.95	1.05	0.90	0.90	2.74	276	278
03-31-19	10.61	0.34	0.10	0.44	0.33	0.04	—	0.37	—	10.68	4.35	1.10	0.90	0.90	3.23	223	501
03-31-18	10.83	0.31	0.01	0.32	0.31	0.23	—	0.54	—	10.61	2.83	1.06	0.91	0.91	2.94	209	425
08-03-16(4) - 03-31-17	11.09	0.22•	(0.24)	(0.02)	0.20	0.04	—	0.24	—	10.83	(0.19)	1.65	0.90	0.90	3.09	71	321
Class I
09-30-19+	10.68	0.17•	0.69	0.86	0.20	—	—	0.20	—	11.34	8.08	0.65	0.65	0.65	3.01	1,596	278
03-31-19	10.61	0.36•	0.11	0.47	0.36	0.04	—	0.40	—	10.68	4.60	0.69	0.65	0.65	3.50	2,327	501
03-31-18	10.83	0.34	0.01	0.35	0.34	0.23	—	0.57	—	10.61	3.08	0.71	0.66	0.66	3.17	1,201	425
08-03-16(4) - 03-31-17	11.10	0.23•	(0.24)	(0.01)	0.22	0.04	—	0.26	—	10.83	(0.12)	1.71	0.65	0.65	3.22	3	321
Class P
09-30-19+	10.67	0.19•	0.70	0.89	0.23	—	—	0.23	—	11.33	8.36	0.63	0.13	0.13	3.52	157,002	278
03-31-19	10.60	0.41	0.12	0.53	0.42	0.04	—	0.46	—	10.67	5.17	0.66	0.15	0.15	3.99	144,945	501
03-31-18	10.83	0.40	0.00*	0.40	0.40	0.23	—	0.63	—	10.60	3.57	0.65	0.15	0.15	3.69	137,783	425
03-31-17	10.71	0.40	0.15	0.55	0.39	0.04	—	0.43	—	10.83	5.18	0.61	0.11	0.11	3.67	133,037	321
03-31-16	11.07	0.42	(0.33)	0.09	0.42	0.03	—	0.45	—	10.71	0.95	0.60	0.10	0.10	3.97	126,494	490
03-31-15	10.79	0.43	0.42	0.85	0.43	0.14	—	0.57	—	11.07	8.05	0.61	0.11	0.11	3.92	125,607	436
Class R6
09-30-19+	10.68	0.17•	0.69	0.86	0.20	—	—	0.20	—	11.34	8.10	1.35	0.63	0.63	3.01	83	278
03-31-19	10.61	0.36	0.11	0.47	0.36	0.04	—	0.40	—	10.68	4.63	1.90	0.63	0.63	3.51	3	501
03-31-18	10.83	0.35	0.00*	0.35	0.34	0.23	—	0.57	—	10.61	3.12	1.78	0.64	0.64	3.19	3	425
08-03-16(4) - 03-31-17	11.10	0.23•	(0.24)	(0.01)	0.22	0.04	—	0.26	—	10.83	(0.12)	1.64	0.63	0.63	3.23	3	321
Class SMA
09-30-19+	10.68	0.20•	0.68	0.88	0.23	—	—	0.23	—	11.33	8.34	0.68	0.00*	0.00*	3.65	3,367	278
03-31-19	10.60	0.43	0.12	0.55	0.43	0.04	—	0.47	—	10.68	5.39	0.73	0.00*	0.00*	4.13	3,369	501
03-31-18	10.82	0.42	0.00*	0.42	0.41	0.23	—	0.64	—	10.60	3.75	0.71	0.00*	0.00*	3.84	3,471	425
03-31-17	10.70	0.41	0.15	0.56	0.40	0.04	—	0.44	—	10.82	5.27	0.66	0.00	0.00	3.77	2,826	321
03-31-16	11.06	0.43	(0.33)	0.10	0.43	0.03	—	0.46	—	10.70	1.05	0.64	0.00*	0.00*	4.06	3,646	490
03-31-15	10.78	0.44	0.42	0.86	0.44	0.14	—	0.58	—	11.06	8.19	0.65	0.00*	0.00*	4.01	3,158	436
Class W
09-30-19+	10.67	0.17•	0.68	0.85	0.20	—	—	0.20	—	11.32	7.99	0.80	0.65	0.65	3.01	3	278
03-31-19	10.60	0.36	0.11	0.47	0.36	0.04	—	0.40	—	10.67	4.61	0.85	0.65	0.65	3.50	3	501
08-01-17(4) - 03-31-18	11.16	0.23•	(0.33)	(0.10)	0.23	0.23	—	0.46	—	10.60	(1.03)	0.81	0.66	0.66	3.15	3	425

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and does not reflect the effect of any wrap fees, if applicable. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

See Accompanying Notes to Financial Statements
10

Financial Highlights (continued)

(3)
Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)
Commencement of operations.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements
11

NOTES TO FINANCIAL STATEMENTS as of September 30, 2019 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Separate Portfolios Trust (“Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on March 2, 2007 and was established under a Declaration of Trust dated March 2, 2007. It consists of fifteen separately managed series. This report is for Voya Investment Grade Credit Fund (“Investment Grade Credit” or the “Fund”), a diversified series of the Trust.
The Fund offers the following classes of shares: Class A, Class I, Class P, Class R6, Class SMA and Class W. The separate classes of shares differ principally in the type of shareholder permitted to invest in each class and in the applicable sales charges (if any), transfer agent fees, distribution fees and shareholder servicing fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without discrimination between share classes. Expenses that are specific to a fund or class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Dividends are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of the distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution, and shareholder servicing fees.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Fund. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Fund. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Fund.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Fund in the preparation of its financial statements. The Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. The Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of the Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of the Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when the Fund is closed for business, Fund shares will not be priced and the Fund does not transact purchase and redemption orders. To the extent the Fund’s assets are traded in other markets on days when the Fund does not price its shares, the value of the Fund’s assets will likely change and you will not be able to purchase or redeem shares of the Fund.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, the Fund will determine a fair value fo r the relevant asset in accordance with procedures adopted by the Fund’s Board of Trustees (“Board”). Such procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent

12

NOTES TO FINANCIAL STATEMENTS as of September 30, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and the Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which the Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Fund’s valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Fund. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine the Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in the Fund.
Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Fund’s investments under these levels of classification is included within the Portfolio of Investments.
GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3

13

NOTES TO FINANCIAL STATEMENTS as of September 30, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when the Fund has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Fund. Premium amortization and discount accretion are determined by the effective yield method.
C. Risk Exposures and the Use of Derivative Instruments. The Fund pursues its investment objectives by purchasing derivative instruments, including, but not limited to, futures contracts. In doing so, the Fund will employ strategies in differing combinations to permit it to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Fund to pursue its objectives more quickly, and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of its investment objectives, the Fund may seek to increase or decrease its exposure to the following market or credit risk factors:
Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, the United States experiences a low interest rate environment, which may increase the Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.
Risks of Investing in Derivatives. The Fund’s use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Fund is using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by the Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions.
Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by the Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on the Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so the Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose the Fund to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause the Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.

14

NOTES TO FINANCIAL STATEMENTS as of September 30, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

D. Futures Contracts. The Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, the Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, the Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Futures contracts are exposed to the market risk factor of the underlying financial instrument.
During the period ended September 30, 2019, the Fund had both purchased and sold futures contracts on various bonds and notes to gain exposure to different parts of the yield curve to assist the Fund with its duration strategy. Additional associated risks of entering into futures contracts include the possibility that there may be an illiquid market where the Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the period ended September 30, 2019, the Fund had an average notional value of  $21,932,747 and $17,804,667 on futures contracts purchased and sold, respectively. Please refer to the table within the Portfolio of Investments for open futures contracts at September 30, 2019.
E. Distributions to Shareholders. The Fund records distributions to its shareholders on the ex-dividend date. The Fund distributes capital gains, if any, annually. The Fund declares dividends daily and pays dividends monthly. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
F. Federal Income Taxes. It is the policy of the Fund to comply with the requirements of subchapter M of the
Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Fund’s tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.
The Fund may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
G. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
H. Restricted Securities. The Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.

15

NOTES TO FINANCIAL STATEMENTS as of September 30, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

I. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the period ended September 30, 2019, the cost of purchases and the proceeds from the sales of securities excluding short-term and U.S. government securities, were as follows:
Purchases	Sales
$213,455,615	$208,905,971
U.S. government securities not included above were as follows:
Purchases	Sales
$217,036,069	$220,961,484
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Fund has entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Fund. The Investment Adviser oversees all investment advisory and portfolio management services for the Fund and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Fund, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, at an annual rate of 0.50% of the Fund’s average daily net assets. The Investment Adviser is contractually obligated to waive the management fee for Class P shares of the Fund. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.
The Investment Adviser has entered into a sub-advisory agreement with Voya IM. Voya IM provides investment advice for the Fund and is paid by the Investment Adviser based on the average daily net assets of the Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Fund’s assets in accordance with the Fund’s investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class A shares of the Fund have a plan (the “Plan”), whereby the Distributor is compensated by the Fund for expenses incurred in the distribution and/or shareholder servicing of the Fund’s Class A shares (“Distribution and/or Service Fees”). Pursuant to the Plan, the Distributor is entitled to a payment each month for expenses incurred in the distribution and promotion of the Fund’s Class A shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any Distribution and/or Service Fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plan, Class A shares of the Fund pay the Distributor a Distribution and/or Service Fee based on average daily net assets at the rate of 0.25%.
The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the Fund and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A shares. For the period ended September 30, 2019, the Distributor retained the following amounts in sales charges:
Class A
Initial Sales Charges:	$40
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At September 30, 2019, the following affiliated investment company owned more than 5% of the Fund:
Affiliated Investment Company	Percentage
Voya Intermediate Bond Portfolio	96.72%
Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.
The Fund has adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Fund. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). When the Fund purchases shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, resulting in a Fund asset equal to

16

NOTES TO FINANCIAL STATEMENTS as of September 30, 2019 (Unaudited) (continued)

NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES (continued)

the deferred compensation liability. Such assets, if applicable, are included as a component of  “Other assets” on the accompanying Statement of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Fund's assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
NOTE 7 — EXPENSE LIMITATION AGREEMENT
Pursuant to a written expense limitation agreement (“Expense Limitation Agreement”) between the Investment Adviser and the Trust, on behalf of the Fund, the Investment Adviser has agreed to limit expenses of the Fund, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses, and acquired fund fees and expenses to the levels listed below:
Class A	Class I	Class P	Class R6	Class SMA(1)	Class W
0.90%	0.65%	0.15%	0.63%	0.00%	0.65%

(1)
The Investment Adviser is absorbing and/or reimbursing all operating expenses of Class SMA, except certain extraordinary expenses. However, Class SMA is an integral part of separately managed account programs (“wrap programs”) sponsored by investment advisers and broker-dealers that may or may not be affiliated with the Investment Adviser. If you are a participant in a wrap program, you pay a “wrap fee” to the sponsor of the program for the cost and expenses of the program.

With the exception of the non-recoupable Class P management fee waiver for the Fund, the Investment Adviser may at a later date recoup from the Fund for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statement of Assets and Liabilities.
As of September 30, 2019, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, are as follows:
September 30,
2020	2021	2022	Total
$22,522	$34,657	$28,614	$85,793
In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates, as of September 30, 2019, are as follows:
	September 30,
	2020	2021	2022	Total
Class A	$151	$328	$375	$854
Class I	522	363	411	1,296
Class R6	34	34	246	314
Class W	1	5	7	13
The Expense Limitation Agreement is contractual through August 1, 2020 for Classes A, I, P, R6 and W shares and shall renew automatically for one-year terms. The Expense Limitation Agreement is contractual for an indefinite term for Class SMA shares. Termination or modification of this obligation requires approval by the Board.
NOTE 8 — LINE OF CREDIT
Effective May 17, 2019, the Fund, in addition to certain other funds managed by the Investment Adviser, has entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of  $400,000,000 through May 15, 2020. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of the Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 17, 2019, the predecessor line of credit was for an aggregate amount of  $400,000,000 and paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through May 17, 2019.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The Fund utilized the line of credit during the period ended September 30, 2019, as follows:
Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
4	$1,129,750	3.12%

17

NOTES TO FINANCIAL STATEMENTS as of September 30, 2019 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES TRANSACTIONS
Transactions in capital shares and dollars were as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Class A
9/30/2019	10,193	—	374	(7,110)	3,457	114,021	—	4,154	(79,091)	39,084
3/31/2019	1,626	—	709	(1,167)	1,168	16,742	—	7,365	(12,029)	12,078
Class I
9/30/2019	—	—	2,960	(80,055)	(77,095)	—	—	32,720	(868,408)	(835,688)
3/31/2019	161,918	—	9,215	(66,563)	104,570	1,693,935	—	95,584	(694,423)	1,095,096
Class P
9/30/2019	—	—	278,438	—	278,438	—	—	3,085,025	—	3,085,025
3/31/2019	—	—	582,257	(361)	581,896	—	—	6,040,308	(3,691)	6,036,617
Class R6
9/30/2019	6,953	—	101	(4)	7,050	74,540	—	1,130	(50)	75,620
3/31/2019	—	—	11	—	11	—	—	119	—	119
Class SMA
9/30/2019	17,506	—	—*	(35,945)	(18,439)	193,253	—	—*	(393,302)	(200,049)
3/31/2019	70,792	—	—*	(82,704)	(11,912)	736,305	—	—*	(862,371)	(126,066)
Class W
9/30/2019	—	—	5	—	5	—	—	58	—	58
3/31/2019	—	—	11	—	11	—	—	114	—	114

*
Share amount is less than 0.500 per share or $0.50.

NOTE 10 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Fund from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.
The tax composition of dividends and distributions to shareholders was as follows:
Six Months Ended September 30, 2019	Year Ended March 31, 2019
Ordinary Income	Ordinary Income	Long-term Capital Gains
$3,193,808	$5,729,839	$564,010
The tax-basis components of distributable earnings as of September 30, 2019 were:
Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)
$1,030,014	$8,609,457
At September 30, 2019, the Fund did not have any capital loss carryforwards for U.S. federal income tax purposes.
The Fund’s major tax jurisdictions are U.S. federal and Arizona state.
As of September 30, 2019, no provision for income tax is required in the Fund’s financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Fund’s federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the earliest tax year that remains subject to examination by these jurisdictions is 2014.
NOTE 11 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Fund can lend their securities to approved brokers, dealers and other financial

18

NOTES TO FINANCIAL STATEMENTS as of September 30, 2019 (Unaudited) (continued)

NOTE 11 — SECURITIES LENDING (continued)

institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the Market Close of the Fund at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Fund on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Fund bears the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Funds indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.
Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.
Generally, in the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Fund in the event the Fund is delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Fund.
At September 30, 2019, the Fund had no securities on loan.
NOTE 12 — OTHER ACCOUNTING PRONOUNCEMENTS
The Fund has made a change in accounting principle and adopted the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2017-08 (“ASU 2017-08”), Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium; specifically, requiring the premium to be amortized to the earliest call date. Prior to ASU 2017-08, premiums on callable debt securities were generally amortized to maturity date. ASU 2017-08 is intended to more closely align the amortization period with the expectations incorporated into the market pricing on the underlying security. ASU 2017-08 does not require an accounting change for securities held at a discount; the discount continues to be amortized to maturity date. Upon evaluation, the Fund has concluded that the change in accounting principle does not materially impact the financial statement amounts.
Also, in August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019 and interim periods within those annual periods. At this time, the Fund has elected to early adopt the amendments that allow for removal of disclosure requirements related to transfers between Level 1 and Level 2 of the fair value hierarchy and the timing of transfers between levels of the fair value hierarchy. These changes did not have a material impact on the Fund’s financial statements. The Fund plans to adopt the amendments that require additional fair value measurement disclosures for annual periods beginning after December 15, 2019, and interim periods within those annual periods. The Fund is currently evaluating the impact of these changes on the financial statements.
NOTE 13 — AUDITOR CHANGE
On September 12, 2019, KPMG LLP (“KPMG”) was dismissed as the independent registered public accounting firm to the Trust, on behalf of the Fund. The decision to change independent registered public accounting firms was recommended by the Audit Committee of the Board and was approved by the Board.

19

NOTES TO FINANCIAL STATEMENTS as of September 30, 2019 (Unaudited) (continued)

NOTE 13 — AUDITOR CHANGE (continued)

KPMG’s reports on the Fund’s financial statements for the fiscal years ended March 31, 2019 and March 31, 2018 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle.
During the fiscal years ended March 31, 2019 and March 31, 2018 and during the subsequent interim period through September 12, 2019: (i) there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused KPMG to make reference to the subject matter of the disagreements in connection with its reports on the Fund’s financial statements for such periods; and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.
On September 12, 2019, the Audit Committee of the Board recommended and the Board approved the selection of Ernst & Young LLP (“EY”) as the Fund’s independent registered public accounting firm for the fiscal year ending March 31, 2020. During the Fund’s fiscal years ended March 31, 2019 and March 31, 2018, and the subsequent interim period through September 12, 2019, neither the
Fund, nor anyone on its behalf, consulted with EY on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Fund’s financial statements; or (ii) concerned the subject of a disagreement (as described in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).
NOTE 14 — SUBSEQUENT EVENTS
Dividends. Subsequent to September 30, 2019, the Fund paid dividends from net investment income of:
	Per Share Amount	Payable Date	Record Date
Class A	$0.0317	November 1, 2019	Daily
Class I	$0.0341	November 1, 2019	Daily
Class P	$0.0390	November 1, 2019	Daily
Class R6	$0.0343	November 1, 2019	Daily
Class SMA	$0.0404	November 1, 2019	Daily
Class W	$0.0344	November 1, 2019	Daily
The Fund has evaluated events occurring after the Statement of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

20

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of September 30, 2019 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 93.3%
		Basic Materials: 2.7%
600,000	(1)	Anglo American Capital PLC, 4.875%, 05/14/2025	$652,227	0.4
600,000	(1)(2)	BHP Billiton Finance USA Ltd., 6.250%, 10/19/2075	622,512	0.4
564,000		BHP Billiton Finance USA Ltd., 3.250%-5.000%, 11/21/2021-09/30/2043	634,935	0.4
265,000	(1)	Dow Chemical Co/The, 4.800%, 05/15/2049	293,122	0.2
390,000	(1)	Dow Chemical Co/The, 5.550%, 11/30/2048	474,177	0.3
1,574,000		Other Securities	1,717,742	1.0
			4,394,715	2.7
		Communications: 7.7%
798,000		AT&T, Inc., 4.350%, 03/01/2029	882,637	0.5
1,786,000		AT&T, Inc., 4.750%-5.550%, 03/01/2037-08/15/2058	2,069,122	1.3
894,000		Comcast Corp., 3.450%, 10/01/2021	920,913	0.6
1,946,000		Comcast Corp., 3.400%-5.650%, 01/15/2033-10/15/2058	2,328,039	1.4
440,000	(1)	Tencent Holdings Ltd., 3.575%, 04/11/2026	460,203	0.3
1,595,000		Verizon Communications, Inc., 4.500%-5.250%, 08/10/2033-04/15/2049	1,942,257	1.2
230,000	(1)	Walt Disney Co/The, 4.500%, 02/15/2021	238,157	0.1
346,000	(1)	Walt Disney Co/The, 4.750%, 11/15/2046	456,454	0.3
286,000	(1)	Walt Disney Co/The, 6.550%, 03/15/2033	406,169	0.3
265,000	(1)	Walt Disney Co/The, 7.750%, 01/20/2024	321,677	0.2
165,000	(1)	Walt Disney Co/The, 8.500%, 02/23/2025	214,156	0.1
2,043,000		Other Securities	2,292,929	1.4
			12,532,713	7.7
		Consumer, Cyclical: 5.2%
72,864		American Airlines 2014-1 Class B Pass Through Trust, 4.375%, 04/01/2024	74,857	0.0
228,229		American Airlines 2015-2 Class B Pass Through Trust, 4.400%, 03/22/2025	236,331	0.1
312,758		American Airlines 2016-1 Class AA Pass Through Trust, 3.575%, 07/15/2029	330,421	0.2
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Cyclical (continued)
141,519		American Airlines 2016-1 Class B Pass Through Trust, 5.250%, 07/15/2025	$150,758	0.1
160,474		American Airlines 2016-3 Class B Pass Through Trust, 3.750%, 04/15/2027	163,153	0.1
228,230		American Airlines 2017-1 Class B Pass Through Trust, 4.950%, 08/15/2026	241,197	0.2
345,000		American Airlines 2019-1 Class AA Pass Through Trust, 3.150%, 08/15/2033	353,787	0.2
1,483,000		Lowe’s Cos, Inc., 2.500%-4.050%, 04/15/2022-05/03/2047	1,556,619	1.0
295,312		United Airlines 2013-1 Class B Pass Through Trust, 5.375%, 02/15/2023	309,204	0.2
134,725		United Airlines 2014-2 Class B Pass Through Trust, 4.625%, 03/03/2024	139,022	0.1
574,247		United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/2030	589,914	0.4
405,000		United Airlines 2019-2 Class A Pass Through Trust, 2.900%, 11/01/2029	402,692	0.2
245,000		United Airlines 2019-2 Class B Pass Through Trust, 3.500%, 11/01/2029	246,225	0.1
3,499,362		Other Securities	3,694,718	2.3
			8,488,898	5.2
		Consumer, Non-cyclical: 15.2%
725,000		Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	863,803	0.5
1,035,000		Anheuser-Busch InBev Worldwide, Inc., 4.375%-5.550%, 01/23/2031-01/23/2049	1,232,443	0.8
960,000		Anthem, Inc., 2.875%-5.100%, 09/15/2029-01/15/2044	1,012,269	0.6
330,000	(1)	Bristol-Myers Squibb Co., 2.550%, 05/14/2021	332,985	0.2
123,000	(1)	Bristol-Myers Squibb Co., 4.250%, 10/26/2049	143,447	0.1
939,000		Celgene Corp., 3.875%-5.000%, 08/15/2025-02/20/2048	1,081,052	0.7

See Accompanying Notes to Financial Statements
21

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of September 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Consumer, Non-cyclical (continued)
1,061,000		Cigna Corp., 4.800%-4.900%, 08/15/2038-12/15/2048	$1,205,544	0.7
1,195,000		Coca-Cola Co/The, 2.125%, 09/06/2029	1,172,895	0.7
805,000		Coca-Cola Co/The, 1.750%-2.200%, 05/25/2022-09/06/2024	805,625	0.5
425,000		CVS Health Corp., 2.625%, 08/15/2024	426,944	0.2
839,000		CVS Health Corp., 4.780%, 03/25/2038	926,398	0.6
1,094,000		CVS Health Corp., 5.050%, 03/25/2048	1,246,093	0.8
272,000	(1)	Fresenius Medical Care US Finance III, Inc., 3.750%, 06/15/2029	273,793	0.2
894,000		Gilead Sciences, Inc., 4.400%, 12/01/2021	932,858	0.6
1,141,000		Keurig Dr Pepper, Inc., 4.057%-5.085%, 05/25/2023-05/25/2048	1,253,118	0.8
577,000	(1)	Kraft Heinz Foods Co., 4.875%, 02/15/2025	594,044	0.4
330,000	(1)	Kraft Heinz Foods Co., 4.875%, 10/01/2049	333,568	0.2
257,000		Kraft Heinz Foods Co., 5.000%, 07/15/2035	274,592	0.1
308,000	(1)	Mars, Inc., 4.125%, 04/01/2054	354,882	0.2
875,000		PayPal Holdings, Inc., 2.850%, 10/01/2029	879,673	0.5
1,198,000		PepsiCo, Inc., 1.700%-3.375%, 10/06/2021-07/29/2049	1,228,748	0.8
948,000		Pfizer, Inc., 3.450%-4.000%, 03/15/2029-03/15/2039	1,047,514	0.7
450,000	(1)	Takeda Pharmaceutical Co. Ltd., 5.000%, 11/26/2028	527,371	0.3
6,032,000		Other Securities	6,435,836	4.0
			24,585,495	15.2
		Energy: 9.3%
607,000		BP Capital Markets America, Inc., 3.410%, 02/11/2026	642,256	0.4
994,000		BP Capital Markets America, Inc., 3.937%, 09/21/2028	1,102,961	0.7
1,200,000	(2)	Enterprise Products Operating LLC, 3.125%-5.375%, 07/31/2029-02/15/2078	1,191,807	0.7
1,077,000		Exxon Mobil Corp., 2.275%-2.995%, 08/16/2026-08/16/2039	1,084,592	0.7
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Energy (continued)
425,000		Occidental Petroleum Corp., 2.900%, 08/15/2024	$428,703	0.3
733,000		Occidental Petroleum Corp., 3.500%, 08/15/2029	744,852	0.4
1,472,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.550%-5.150%, 11/01/2024-06/01/2042	1,515,284	0.9
850,000		Total Capital International SA, 2.829%, 01/10/2030	877,289	0.5
958,000		Williams Partners L.P., 3.600%-3.750%, 03/15/2022-06/15/2027	986,568	0.6
6,257,000		Other Securities	6,576,642	4.1
			15,150,954	9.3
		Financial: 31.0%
495,000	(1)	ABN AMRO Bank NV, 4.750%, 07/28/2025	533,972	0.3
1,070,000	(2)	American International Group, Inc., 3.875%-5.750%, 01/15/2035-04/01/2048	1,167,959	0.7
950,000		American Express Co., 3.125%, 05/20/2026	988,277	0.6
1,071,000	(2)	Bank of America Corp., 3.419%, 12/20/2028	1,118,419	0.7
2,639,000	(2)	Bank of America Corp., 3.194%-5.125%, 10/22/2026-12/31/2199	2,851,879	1.8
1,208,000	(2)	BB&T Corp., 4.800%, 12/31/2199	1,209,498	0.7
445,000	(1)	Blackstone Holdings Finance Co. LLC, 2.500%, 01/10/2030	432,451	0.3
259,000	(1)	Blackstone Holdings Finance Co. LLC, 3.500%, 09/10/2049	254,527	0.1
1,020,000	(1)	BPCE S.A., 4.625%, 07/11/2024	1,087,822	0.7
285,000	(1)	BPCE SA, 5.700%, 10/22/2023	314,431	0.2
1,060,000	(2)	Citibank NA, 2.844%, 05/20/2022	1,071,103	0.7
761,000		Citigroup, Inc., 2.900%, 12/08/2021	772,726	0.5
1,033,000	(2)	Citigroup, Inc., 3.352%-5.000%, 04/24/2025-12/31/2199	1,077,559	0.6
750,000		Cooperatieve Rabobank UA/NY, 3.125%, 04/26/2021	763,089	0.5
913,000	(1)	Credit Suisse AG, 6.500%, 08/08/2023	1,018,966	0.6

See Accompanying Notes to Financial Statements
22

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of September 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial (continued)
200,000	(1)(2)	Credit Suisse Group AG, 6.375%, 12/31/2199	$207,500	0.1
410,000	(1)(2)	Credit Suisse Group AG, 7.250%, 12/31/2199	439,051	0.3
710,000	(1)	Danske Bank A/S, 2.000%, 09/08/2021	705,356	0.4
1,110,000	(1)(2)	Danske Bank A/S, 3.244%, 12/20/2025	1,119,851	0.7
605,000	(1)	Fairfax US, Inc., 4.875%, 08/13/2024	647,099	0.4
400,000	(1)(2)	Harborwalk Funding Trust, 5.077%, 02/15/2069	483,128	0.3
390,000	(1)	Intesa Sanpaolo SpA, 4.700%, 09/23/2049	396,530	0.2
2,191,000	(2)	JPMorgan Chase & Co., 2.301%, 10/15/2025	2,185,584	1.4
905,000	(2)	JPMorgan Chase & Co., 3.964%, 11/15/2048	1,013,299	0.6
1,216,000	(2)	JPMorgan Chase & Co., 4.023%, 12/05/2024	1,297,839	0.8
1,507,000	(2)	JPMorgan Chase & Co., 2.739%-4.032%, 04/01/2023-07/24/2048	1,569,007	0.9
1,376,000		Mitsubishi UFJ Financial Group, Inc., 3.195%-3.751%, 03/07/2024-07/18/2039	1,441,367	0.9
830,000		Mizuho Financial Group Cayman 3 Ltd., 4.600%, 03/27/2024	886,058	0.5
400,000	(2)	Morgan Stanley, 2.720%, 07/22/2025	404,888	0.3
917,000		Morgan Stanley, 3.700%, 10/23/2024	972,088	0.6
903,000		Retail Opportunity Investments Partnership L.P., 5.000%, 12/15/2023	953,461	0.6
1,375,000	(2)	Royal Bank of Scotland Group PLC, 4.269%, 03/22/2025	1,438,862	0.9
920,000		Service Properties Trust, 4.950%, 10/01/2029	911,396	0.6
850,000		Sumitomo Mitsui Financial Group, Inc., 2.448%, 09/27/2024	850,036	0.5
965,000		SunTrust Bank/Atlanta GA, 2.800%, 05/17/2022	983,334	0.6
1,213,000	(2)	Synovus Financial Corp., 5.750%, 12/15/2025	1,243,774	0.8
885,000		UBS AG, 5.125%, 05/15/2024	954,849	0.6
715,000	(2)	Wells Fargo & Co., 3.196%, 06/17/2027	739,432	0.5
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Financial (continued)
2,033,000		Wells Fargo Bank NA, 3.625%, 10/22/2021	$2,092,350	1.3
785,000		Wells Fargo & Co., 3.000%-4.750%, 04/22/2026-12/07/2046	881,343	0.5
10,011,000		Other Securities	10,845,207	6.7
			50,325,367	31.0
		Industrial: 6.3%
815,000		Honeywell International, Inc., 1.850%, 11/01/2021	814,884	0.5
775,000		John Deere Capital Corp., 1.950%, 06/13/2022	775,483	0.5
1,280,000		Roper Technologies, Inc., 3.000%, 12/15/2020	1,291,596	0.8
6,831,000		Other Securities	7,368,940	4.5
			10,250,903	6.3
		Technology: 3.4%
1,576,000		Apple, Inc., 2.200%-4.250%, 05/13/2025-02/09/2047	1,740,409	1.1
1,304,000		Fiserv, Inc., 2.750%, 07/01/2024	1,327,748	0.8
862,000		Microsoft Corp., 3.450%-4.500%, 08/08/2036-02/06/2057	1,070,641	0.7
1,193,000		Other Securities	1,359,992	0.8
			5,498,790	3.4
		Utilities: 12.5%
1,003,000	(1)	DPL, Inc., 4.350%, 04/15/2029	992,101	0.6
450,000		Duke Energy Carolinas LLC, 3.200%, 08/15/2049	453,325	0.3
770,000	(2)	Duke Energy Corp., 4.875%, 12/31/2199	788,961	0.5
425,000		Duke Energy Indiana LLC, 3.250%, 10/01/2049	424,932	0.2
841,000		Exelon Corp., 5.150%, 12/01/2020	863,692	0.5
785,000		IPALCO Enterprises, Inc., 3.450%, 07/15/2020	789,791	0.5
471,000		IPALCO Enterprises, Inc., 3.700%, 09/01/2024	488,193	0.3
315,000	(1)	Metropolitan Edison Co., 4.000%, 04/15/2025	334,940	0.2
705,000	(1)	Metropolitan Edison Co., 4.300%, 01/15/2029	796,129	0.5
720,000	(2)	NextEra Energy Capital Holdings, Inc., 5.650%, 05/01/2079	782,886	0.5
750,000	(1)	Oncor Electric Delivery Co. LLC, 2.750%, 06/01/2024	770,684	0.5

See Accompanying Notes to Financial Statements
23

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of September 30, 2019 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
	Utilities (continued)
866,000	PNM Resources, Inc., 3.250%, 03/09/2021	$874,404	0.5
10,985,000	Other Securities	11,952,853	7.4
		20,312,891	12.5
	Total Corporate Bonds/Notes (Cost $142,987,602)	151,540,726	93.3
U.S. TREASURY OBLIGATIONS:4.8%
	U.S. Treasury Bonds: 0.8%
1,113,000	2.875%, 05/15/2049	1,299,428	0.8
	U.S. Treasury Notes: 4.0%
1,000	1.500%, 08/31/2021	997	0.0
755,000	1.625%, 09/30/2026	755,221	0.4
3,696,000	1.625%, 08/15/2029	3,680,408	2.3
733,000	1.500%, 09/30/2021	731,253	0.5
1,283,000	1.500%, 09/30/2024	1,280,068	0.8
		6,447,947	4.0
	Total U.S. Treasury Obligations (Cost $7,679,689)	7,747,375	4.8

Principal Amount†	Value	Percentage of Net Assets
Total Investments in Securities (Cost $150,667,291)	$159,288,101	98.1
Assets in Excess of Other Liabilities	3,039,293	1.9
Net Assets	$162,327,394	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of September 30, 2019.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)
Variable rate security. Rate shown is the rate in effect as of September 30, 2019.

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$151,540,726	$—	$151,540,726
U.S. Treasury Obligations	—	7,747,375	—	7,747,375
Total Investments, at fair value	$—	$159,288,101	$—	$159,288,101
Other Financial Instruments+
Futures	225,364	—	—	225,364
Total Assets	$225,364	$159,288,101	$—	$159,513,465
Liabilities Table
Other Financial Instruments+
Futures	$(70,460)	$—	$—	$(70,460)
Total Liabilities	$(70,460)	$—	$—	$(70,460)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements
24

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Investment Grade Credit Fund	as of September 30, 2019 (Unaudited) (continued)

At September 30, 2019, the following futures contracts were outstanding for Voya Investment Grade Credit Fund:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 10-Year Note	28	12/19/19	$3,648,750	$(41,619)
U.S. Treasury 2-Year Note	70	12/31/19	15,085,000	(25,779)
U.S. Treasury Long Bond	15	12/19/19	2,434,688	(3,062)
			$21,168,438	$(70,460)
Short Contracts:
U.S. Treasury 5-Year Note	(36)	12/31/19	(4,289,344)	18,790
U.S. Treasury Ultra 10-Year Note	(72)	12/19/19	(10,253,250)	127,604
U.S. Treasury Ultra Long Bond	(14)	12/19/19	(2,686,688)	78,970
			$(17,229,282)	$225,364
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of September 30, 2019 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Net Assets — Unrealized appreciation*	$225,364
Total Asset Derivatives		$225,364
Liability Derivatives
Interest rate contracts	Net Assets — Unrealized depreciation*	$70,460
Total Liability Derivatives		$70,460

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended September 30, 2019 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(1,116,188)
Total	$(1,116,188)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$386,879
Total	$386,879
At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $150,833,549.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$9,002,324
Gross Unrealized Depreciation	(392,867)
Net Unrealized Appreciation	$8,609,457
See Accompanying Notes to Financial Statements
25

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
163314         (0919-111619)

Semi-Annual Report
September 30, 2019
Classes A, I, P and W
■
Voya Emerging Markets Corporate Debt Fund

■
Voya Emerging Markets Hard Currency Debt Fund

■
Voya Emerging Markets Local Currency Debt Fund

■
Voya Securitized Credit Fund

Beginning on January 1, 2021, as permitted by regulations adopted by the U.S. Securities and Exchange Commission, paper copies of each Fund’s annual and semi-annual shareholder reports, like this semi-annual report, will no longer be sent by mail, unless you specifically request paper copies of the reports. Instead, the reports will be made available on the Voya funds’ website (www.voyainvestments.com/literature), and you will be notified by mail each time a report is posted and provided with a website link to access the report.
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PROXY VOTING INFORMATION
A description of the policies and procedures that the Funds use to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at (800) 992-0180; (2) on the Funds’ website at www.voyainvestments.com; and (3) on the U.S. Securities and Exchange Commission’s (“SEC’s”) website at www.sec.gov. Information regarding how the Funds voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Funds’ website at www.voyainvestments.com and on the SEC’s website at www.sec.gov.
QUARTERLY PORTFOLIO HOLDINGS
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q or Form N-PORT, available for filings after March 31, 2019. This report contains a summary portfolio of investments for the Funds. The Funds’ Form N-Q or Form N-PORT is available on the SEC’s website at www.sec.gov. The Funds’ complete schedule of portfolio holdings, as filed on Form N-Q or Form N-PORT, are available: on www.voyainvestments.com and without charge upon request from the Fund by calling Shareholder Services toll-free at (800) 992-0180.

PRESIDENT’S LETTER

Getting from Short Term to Long Term
Dear Shareholder,
Volatility was a defining feature of the markets during the reporting period, alternately intensifying and easing as investors weighed the twists and turns of the U.S.’s fraught trade negotiations with China. Incoming data continued to cloud the economic outlook, especially reports of weakening global manufacturing activity and slowing consumer spending. There were nonetheless some bright spots: home sales increased as mortgage rates eased and household income grew; and the savings rate increased, a sign that consumers have reserves available and are not over-borrowing. The U.S. Federal Reserve Board reacted to the economic worries with two interest rate cuts; first at its July policy meeting, then again in September.
Investors responded to the uncertain market conditions with lack of conviction; alternately retreating into bonds and then embracing stocks. Nevertheless, both asset classes have delivered respectable results over the reporting period and year-to-date as of September 30, 2019. Stocks, as measured by the S&P 500® Index, returned 6.08% for the six-month reporting period and 20.55% year-to-date. Bonds, as measured by the Bloomberg Barclays U.S. Aggregate Bond Index, returned 5.42% for the six-month reporting period and 8.52% year-to-date.
The slowdown in global industrial activity, which began in 2018 as China started rebalancing toward a more consumer-oriented economy, has been exacerbated by trade tensions and is threatening to induce a recession. While the slowdown is not yet over we believe it is near a bottom, assuming no further escalation of trade tensions. Our assessment is that a further slowing of global growth is far more likely than a recession in the U.S. or Europe. We believe the proactive steps taken by central banks, the prospect of fiscal support and the potential for self-interest to cap the magnitude of the trade dispute, all suggest that industrial weakness will not spread deeply enough into the services sector to lead to payroll losses, or ultimately to a recession.
Despite this positive potential of the longer-term outlook, investors find themselves sailing in turbulent waters today. Events of the moment can seem overwhelming, demanding immediate action. In actuality, the most effective response may be for investors to take a step back and reflect on why their portfolio is structured the way it is: most likely, to achieve a set of defined, long-term objectives. Unless those objectives have changed as a result of personal circumstance, it is probably wise not to change the portfolio. If your long-term goals have changed, then you should thoroughly discuss any potential investment changes with your financial advisor before taking action.
Voya seeks to remain a reliable partner committed to reliable investing, helping you and your financial advisor achieve your goals. We appreciate your continued confidence in us, and we look forward to serving your investment needs in the future.
Sincerely,
Dina Santoro
President
Voya Family of Funds
October 28, 2019
The views expressed in the President’s Letter reflect those of the President as of the date of the letter. Any such views are subject to change at any time based upon market or other conditions and the Voya mutual funds disclaim any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Voya mutual fund are based on numerous factors, may not be relied on as an indication of investment intent on behalf of any Voya mutual fund. Reference to specific company securities should not be construed as recommendations or investment advice.
For more complete information, or to obtain a prospectus for any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. A prospectus should be read carefully before investing. Consider a fund’s investment objectives, risks, charges and expenses carefully before investing. A prospectus contains this information and other information about a fund. Check with your financial advisor to determine which Voya mutual funds are available for sale within their firm. Not all funds are available for sale at all firms.

Market Perspective: Six Months Ended September 30, 2019

As our new fiscal year commenced, global equities, in the form of the MSCI World IndexSM (the “Index”), measured in local currencies, including net reinvested dividends, were already up 12.61% in 2019. Many investors must have entered 2019 with trepidation, rattled by an intensifying economic slowdown outside of the U.S., an escalating trade war between the U.S. and China, and the Federal Open Market Committee (“FOMC”), having raised rates in December for the fourth time in 2018, all set to continue in 2019. (The Index returned 4.56% for the six-months ended September 30, 2019, measured in U.S. dollars.)
Relief came when FOMC Chairman Powell abruptly changed his tune. The FOMC would be “patient” as the economic data evolved. Secondly, on trade, the view emerged that the U.S. and China would find some face-saving “deal”.
Fears on both fronts: the trade war and slowing global growth, would ebb and flow in the six-months that followed, and by the end of a rollercoaster ride, the Index was up another 5.21%.
On perceived slowing global growth, there was little relief from most of the incoming data.
In Europe, manufacturing was in contraction. The euro zone’s annual growth in gross domestic product (“GDP”) in the second quarter of 2019 was just 1.2%. German GDP actually fell in the second quarter, as it did in the UK, whose new hard-line prime minister seemed intent on leaving the European Union without a deal.
Japan, with manufacturing also in contraction, managed GDP growth of 1.3% annualized in the second quarter. But exports and imports were both falling and core inflation languished at 0.6%, with a demand-dampening sales tax increase waiting on October 1.
China’s GDP grew at 6.2% in the second quarter, the smallest advance in 27 years. Industrial production was expanding at the slowest pace in 17 years, retail sales near the slowest in 16 years.
In the U.S., annualized first quarter growth surprised to the upside at 3.1%. However, growth was flattered by volatile inventory and trade elements, and fell to 2.0% in the second quarter. This was heavily dependent on consumer spending, supported by the lowest unemployment rate since 1969.
Entering May, the path of least resistance for the Index still seemed upwards. This all changed when the President tweeted his intention to raise the existing 10% tariff on some $250 billion of Chinese imports, to 25%. Trade negotiations with China had evidently broken down. Later he unexpectedly threatened tariffs on Mexican goods for reasons related to illegal immigration. The Index fell 5.70% in May.
It was central banks to the rescue in June. On June 19, the FOMC left rates unchanged, but markets listened to Powell’s comments and heard him signal a cut in July. The European Central Bank announced its willingness to cut its already negative deposit rate and resume bond purchases (and finally did so in September). The Bank of Japan also promised increased stimulus. Plans for tariffs on Mexican imports were “indefinitely suspended”, and investors were finally left to cheer a truce in the U.S./China trade conflict, agreed between the two Presidents on June 29.
July was a comparatively quiet month. The FOMC duly cut the federal funds rate by 25 basis points (0.25%), but disappointed some, including the President, by referring to it as only a
“mid-cycle adjustment”. And it was back to trade-war angst in August, as first the President announced 10% tariffs on the approximately $300 billion of Chinese imports as yet unaffected, and then increased existing and planned tariffs by 5% when China retaliated.
The market rollercoaster lurched back up in September. News that high-level trade talks between the U.S. and China would resume in October and that both sides had made goodwill gestures lifted the mood. Yet many were still skeptical that enough real goodwill existed to get a deal done. The FOMC cut rates again, without seeming to please anybody, again. The period ended with the world economy still slowing and market sentiment fragile.
In U.S. fixed income markets, the story was falling yields and yield curve inversion. The U.S. 30-year Treasury yield fell below 2% for the first time ever and dipped below the yield on the S&P 500® Index for the first time since the depths of the financial crisis. The curve partially inverted, with the three-month bill yield above the ten-year note yield every day after May 22 except one. For the half-year, the Bloomberg Barclays U.S. Aggregate Bond Index returned 5.42%.
U.S. equities, represented by the S&P 500® Index including dividends, rose 6.08%, ending less than 2% below the record set on July 26. Bond surrogate utilities was the top performer, up 13.13%. Energy, exposed to a slowdown in global economic activity, and with the oil price down 10%, was the weakest, losing 8.96%.
In currencies, the dollar rose 2.94% against the euro and soared 6.05% against the Brexit-weakened pound, but lost 2.51% against the yen. The dollar still offers positive interest rates on its safest investments, unlike much of Europe. In times of market stress, however, Japan’s foreign investments tend to be repatriated, and yen-funded carry trades unwound, boosting the yen.
In international markets, the MSCI Japan® Index edged up 1.72% in the half-year, reflecting Japan’s own vulnerability to a trade war and the strong yen, despite a supportive central bank. The MSCI Europe ex UK® Index added 6.87%, powered by resilient food, beverage and tobacco companies like Nestle and by industrials. The MSCI UK® Index rose 4.04%. The less economically sensitive health care sector made the biggest contribution, followed by industrials; materials detracted the most.
All indices are unmanaged and investors cannot invest directly in an index. Past performance does not guarantee future results. The performance quoted represents past performance.
Investment return and principal value of an investment will fluctuate, and shares, when redeemed, may be worth more or less than their original cost. Each Fund’s performance is subject to change since the period’s end and may be lower or higher than the performance data shown. Please call (800) 992-0180 or log on to www.voyainvestments.com to obtain performance data current to the most recent month end.
Market Perspective reflects the views of Voya Investment Management’s Chief Investment Risk Officer only through the end of the period, and is subject to change based on market and other conditions.

Benchmark Descriptions

Index	Description
Bloomberg Barclays U.S. Aggregate Bond Index	An index of publicly issued investment grade U.S. government, mortgage-backed, asset-backed and corporate debt securities.
Bloomberg Barclays U.S. Securitized MBS/ABS/CMBS Index	An index of asset-backed securities, collateralized mortgage-backed securities (ERISA eligible), and fixed-rate mortgage-backed securities.
JP Morgan Corporate Emerging Markets Bond Index Diversified	A liquid global benchmark for US-dollar corporate emerging market bonds. The Corporate Emerging Markets Bond Index (“CEMBI”) Diversified limits the weights of those index countries with larger corporate debt stocks by only including a specified portion of these countries’ eligible current face amounts of debt outstanding. The CEMBI Diversified results in well-distributed, balanced weightings for countries included in the index.
JP Morgan Emerging Markets Bond Index Global Diversified	Tracks total returns for US dollar-denominated debt instruments issued by emerging market sovereign and quasi-sovereign entities: Brady bonds, loans, and Eurobonds. It limits the weights of those index countries with larger debt stocks by only including specified portions of these countries’ eligible current face amounts of debt outstanding.
JP Morgan Government Bond Index — Emerging Markets Global Diversified	A comprehensive, global local Emerging Markets index, and consists of regularly traded, liquid fixed-rate, domestic currency government bonds to which international investors can gain exposure. It limits the weights of those countries in the index with larger debt stocks by only including specified portions of these countries’ eligible current face amounts of debt outstanding.
MSCI Europe ex UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Europe, excluding the UK.
MSCI Japan® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in Japan.
MSCI UK® Index	A free float-adjusted market capitalization index that is designed to measure developed market equity performance in the UK.
MSCI World IndexSM	An index that measures the performance of over 1,600 securities listed on exchanges in the U.S., Europe, Canada, Australia, New Zealand and the Far East.
S&P 500® Index	An index that measures the performance of securities of approximately 500 large-capitalization companies whose securities are traded on major U.S. stock markets.

Voya Emerging Markets Corporate Debt Fund	Portfolio Managers’ Report

Geographic Diversification as of September 30, 2019 (as a percentage of net assets)

Brazil	8.0%
Russia	7.7%
China	6.9%
India	6.8%
Colombia	6.7%
United Arab Emirates	6.4%
Mexico	6.0%
Peru	5.1%
Chile	4.8%
Turkey	4.7%
Countries between 0.2% – 3.8%^	34.1%
Assets in Excess of Other Liabilities*	2.8%
Net Assets	100.0%
* Includes short-term investments.
^ Includes 22 countries, which each represents 0.2% – 3.8% of net assets.
Portfolio holdings are subject to change daily.
Voya Emerging Markets Corporate Debt Fund (the “Fund”) seeks to maximize total return through a combination of current income and capital appreciation. The Fund is managed by Kurt Kringelis, CFA, and Jean-Dominique Bütikofer, CFA, Portfolio Managers of Voya Investment Management Co. LLC — the Sub-Adviser.
Performance: For the six-months ended September 30, 2019, the Fund’s Class P shares returned 5.43%, compared to the JP Morgan Corporate Emerging Markets Bond Index Diversified (the “Index” or “JPM CEMBI”) which returned 5.58% for the same period.
Portfolio Specifics: The Fund underperformed the Index for the reporting period. The Fund posted strong returns during the period, as the asset class was supported by a dovish shift by the U.S. Federal Reserve Board, which offset potential negative impacts from slowing global growth, the continued trade conflict between the U.S. and China, and idiosyncratic events within Emerging Markets (“EM”). Dovish global central banks and benign inflation allowed EM central banks to enact dovish policies as well, leading to lower EM local rates and weaker EM currencies.
The Fund maintained an underweight to EM corporates through the period, as attractive valuations led to a modest off-index allocation to state-owned EM quasi-sovereign debt. From a regional perspective, the Fund maintained overweight allocations to Latin America and Eastern Europe, while maintaining an underweight to Asia and the Middle East. From an industry
Top Ten Holdings as of September 30, 2019* (as a percentage of net assets)

Reliance Industries Ltd., 3.667%, 11/30/27	2.1%
Woori Bank Co. Ltd., 4.750%, 04/30/24	2.0%
KazMunayGas National Co. JSC, 4.750%, 04/19/27	1.8%
Ecopetrol SA, 5.375%, 06/26/26	1.7%
Bank of China Ltd., 5.000%, 11/13/24	1.6%
Banco Bilbao Vizcaya Argentaria Colombia SA, 4.875%, 04/21/25	1.6%
China Construction Bank Corp., 3.875%, 05/13/25	1.5%
Pertamina Persero PT, 4.300%, 05/20/23	1.3%
Power Sector Assets & Liabilities Management Corp., 7.390%, 12/02/24	1.2%
Turk Telekomunikasyon AS, 6.875%, 02/28/25	1.1%
* Excludes short-term investments.
Portfolio holdings are subject to change daily.
standpoint, key positioning included an overweight to the oil and gas sector, while keeping an underweight to the banking, TMT, and real estate sectors. Key contributors to performance included the Fund’s holdings to Russian TMT issuers and South African miners, while the Fund’s allocation to Argentinian issuers across various industries, as well as cash, detracted from returns.
Current Strategy & Outlook: In our opinion, EM GDP growth will remain subdued in the fourth quarter of 2019 and into 2020 as sluggish investment and weakening exports fail to be offset by current consumption trends. We believe that U.S.-China trade discussions are unlikely to be resolved prior to the 2020 U.S. presidential election, which will lead to bouts of volatility. The slowdown of Chinese growth is structural, but we believe the Chinese government will continue to support the economy via infrastructure spending and tax cuts. With few exceptions, we believe that inflation remains well contained across EM. Monetary policy is likely to remain supportive as EM central banks continue to follow the dovish lead of G10 policymakers, in our view. EM corporate credit metrics remain stable thanks to China’s proactive fiscal spending and conservative corporate financial policies. We continue to favor EM Corporates over Sovereigns. Within local currency, we are overweight local rate risk but remain cautious on FX risk.

The views expressed in this commentary are informed opinions. They should not be considered promises or advice. The views expressed reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.
Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Fund holdings are subject to change daily. The outlook for this Fund may differ from that presented for other Voya mutual funds. The Fund’s performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance for the different classes of shares will vary based on differences in fees associated with each class.

Portfolio Managers’ Report	Voya Emerging Markets Hard Currency Debt Fund

Geographic Diversification as of September 30, 2019 (as a percentage of net assets)

Indonesia	8.1%
Mexico	6.3%
Panama	5.2%
Russia	4.8%
Brazil	4.1%
Egypt	3.9%
Chile	3.9%
Turkey	3.9%
Dominican Republic	3.8%
Kazakhstan	3.8%
Countries between 0.0% – 3.6%^	48.9%
Assets in Excess of Other Liabilities*	3.3%
Net Assets	100.0%
* Includes short-term investments.
^ Includes 44 countries, which each represents 0.0% – 3.6% of net assets.
Portfolio holdings are subject to change daily.
Voya Emerging Markets Hard Currency Debt Fund (the “Fund”) seeks to maximize total return through a combination of current income and capital appreciation. The Fund is managed by Matthew Toms, CFA, and Jean-Dominique Bütikofer, CFA, Portfolio Managers of Voya Investment Management Co. LLC — the Sub-Adviser.
Performance: For the six-months ended September 30, 2019, the Fund’s Class P shares returned 5.41% compared to the JP Morgan Emerging Markets Bond Index Global Diversified (the “Index” or “JPM EMBI”) which returned 5.64% for the same period.
Portfolio Specifics: The Fund underperformed the Index for the reporting period. The Fund posted strong returns during the period, as the asset class was supported by a dovish shift by the U.S. Federal Reserve Board, which offset potential negative impacts from slowing global growth, the continued trade conflict between the U.S. and China, and idiosyncratic events within Emerging Markets (“EM”). Dovish global central banks and benign inflation allowed EM central banks to enact dovish policies as well, leading to lower EM local rates and weaker EM currencies.
Throughout the period, the Fund maintained an underweight to sovereigns,
Top Ten Holdings as of September 30, 2019* (as a percentage of net assets)

Kazakhstan Government International Bond, 6.500%, 07/21/45	1.7%
Indonesia Government International Bond, 8.500%, 10/12/35	1.6%
Jamaica Government International Bond, 7.875%, 07/28/45	1.5%
Brazilian Government International Bond, 2.625%, 01/05/23	1.5%
Croatia Government International Bond, 5.500%, 04/04/23	1.3%
Hungary Government International Bond, 5.375%, 02/21/23	1.3%
Russian Foreign Bond - Eurobond, 4.750%, 05/27/26	1.3%
Perusahaan Listrik Negara PT, 4.125%, 05/15/27	1.2%
Empresa Nacional del Petroleo, 3.750%, 08/05/26	1.2%
Colombia Government International Bond, 5.000%, 06/15/45	1.2%
* Excludes short-term investments.
Portfolio holdings are subject to change daily.
while holding a slight overweight to quasi-sovereigns and select corporates, which contributed to performance. From a regional standpoint, the Fund maintained an overweight to Latin America and Europe, while keeping underweight Asia and the Middle East due to rich valuations and idiosyncratic risks. Key contributors to performance included overweights to Indonesia, Panama, Kazakhstan, and Russia, as well as underweight Venezuela. Detractors included the Fund’s slight overweight Argentina, as well as cash, which acted as a drag on performance.
Current Strategy & Outlook: In our opinion, EM GDP growth will remain subdued in the fourth quarter of 2019 and into 2020 as sluggish investment and weakening exports fail to be offset by current consumption trends. We believe that U.S.-China trade discussions are unlikely to be resolved prior to the 2020 U.S. presidential election, which will lead to bouts of volatility. The slowdown of Chinese growth is structural, but we believe the Chinese government will continue to support the economy via infrastructure spending and tax cuts. With few exceptions, we believe that inflation remains well contained across EM. Monetary policy is likely to remain supportive as EM central banks continue to follow the dovish lead of G10 policymakers, in our view. EM corporate credit metrics remain stable thanks to China’s proactive fiscal spending and conservative corporate financial policies. We continue to favor EM Corporates over Sovereigns. Within local currency, we are overweight local rate risk but remain cautious on FX risk.

The views expressed in this commentary are informed opinions. They should not be considered promises or advice. The views expressed reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.
Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Fund holdings are subject to change daily. The outlook for this Fund may differ from that presented for other Voya mutual funds. The Fund’s performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance for the different classes of shares will vary based on differences in fees associated with each class.

Voya Emerging Markets Local Currency Debt Fund	Portfolio Managers’ Report

Geographic Diversification as of September 30, 2019 (as a percentage of net assets)

Brazil	10.3%
Mexico	10.2%
Russia	9.4%
Thailand	8.6%
Indonesia	7.0%
Malaysia	4.9%
Peru	4.9%
Colombia	4.8%
South Africa	4.8%
Poland	4.2%
Countries between 0.1% – 3.7%^	24.3%
Assets in Excess of Other Liabilities*	6.6%
Net Assets	100.0%
* Includes short-term investments.
^ Includes 11 countries, which each represents 0.1% – 3.7% of net assets.
Portfolio holdings are subject to change daily.
Voya Emerging Markets Local Currency Debt Fund (the “Fund”) seeks to maximize total return through a combination of current income and capital appreciation. The Fund is managed by Brian Timberlake, Ph.D., CFA, and Jean-Dominique Bütikofer, CFA, Portfolio Managers of Voya Investment Management Co. LLC — the Sub-Adviser.
Performance: For the six-months ended September 30, 2019, the Fund’s Class P shares returned 5.56% compared to the J.P. Morgan Government Bond Index — Emerging Markets Global Diversified (the “Index” or “JPM GBI-EM”) which returned 4.80% for the same period.
Portfolio Specifics: The Fund outperformed the Index for the reporting period. The Fund posted strong returns during the period, as the asset class was supported by a dovish shift by the U.S. Federal Reserve Board, which offset potential negative impacts from slowing global growth, the continued trade conflict between the U.S. and China, and idiosyncratic events within Emerging Markets (“EM”). Dovish global central banks and benign inflation allowed EM central banks to enact dovish policies as well, leading to lower EM local rates and weaker EM currencies.
The Fund’s allocation to both interest rate and currency risk contributed to outperformance. From a rate perspective, the Fund’s longer duration positioning in Peru and Philippines added to returns, while longer duration
Top Ten Holdings as of September 30, 2019 (as a percentage of net assets)

Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/23	4.9%
Republic of South Africa Government Bond, 8.500%, 01/31/37	4.4%
Malaysia Government Bond, 3.955%, 09/15/25	4.2%
Mexican Bonos, 6.500%, 06/09/22	3.7%
Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/27	3.2%
Russian Federal Bond - OFZ, 7.950%, 10/07/26	3.1%
Thailand Government Bond, 3.775%, 06/25/32	3.0%
Bonos de la Tesoreria de la Republica en pesos, 5.000%, 03/01/35	2.9%
Republic of Poland Government Bond, 2.500%, 07/25/26	2.9%
Romania Government Bond, 3.400%, 03/08/22	2.4%
Portfolio holdings are subject to change daily.
positioning in Turkey and underweight rates position to Thailand detracted. From a currency standpoint, the Fund’s underweight South African rand and Mexican peso, and overweight Colombian peso, added to outperformance. The Fund’s long Polish zloty detracted from performance.
Current Strategy & Outlook: In our opinion, EM GDP growth will remain subdued in the fourth quarter of 2019 and into 2020 as sluggish investment and weakening exports fail to be offset by current consumption trends. We believe that U.S.-China trade discussions are unlikely to be resolved prior to the 2020 U.S. presidential election, which will lead to bouts of volatility. The slowdown of Chinese growth is structural, but we believe the Chinese government will continue to support the economy via infrastructure spending and tax cuts. With few exceptions, we believe that inflation remains well contained across EM. Monetary policy is likely to remain supportive as EM central banks continue to follow the dovish lead of G10 policymakers, in our view. EM corporate credit metrics remain stable thanks to China’s proactive fiscal spending and conservative corporate financial policies. We continue to favor EM Corporates over Sovereigns. Within local currency, we are overweight local rate risk but remain cautious on FX risk.

The views expressed in this commentary are informed opinions. They should not be considered promises or advice. The views expressed reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.
Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Fund holdings are subject to change daily. The outlook for this Fund may differ from that presented for other Voya mutual funds. The Fund’s performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance for the different classes of shares will vary based on differences in fees associated with each class.

Portfolio Managers’ Report	Voya Securitized Credit Fund

Investment Type Allocation as of September 30, 2019 (as a percentage of net assets)

Commercial Mortgage-Backed Securities	34.2%
Collateralized Mortgage Obligations	32.2%
Asset-Backed Securities	24.6%
Assets in Excess of Other Liabilities*	9.0%
Net Assets	100.0%
* Includes short-term investments.
Portfolio holdings are subject to change daily.
Voya Securitized Credit Fund (the “Fund”) seeks to maximize total return through a combination of current income and capital appreciation. The Fund is managed by David Goodson, John Edwards and Jonathan Abshire, CFA, Portfolio Managers* of Voya Investment Management Co. LLC — the Sub-Adviser.
Performance: For the six-months ended September 30, 2019, the Fund’s P Class shares returned 4.33%, compared to the Bloomberg Barclays U.S. Securitized MBS/ABS/CMBS Index (the “Index” or “Bloomberg Barclays U.S. Securitized”), which returned 3.47% for the same period.
Portfolio Specifics: Over the reporting period, the more credit sensitive sectors in which the Fund predominantly invests, outperformed agency mortgage, which constitutes the vast majority of the Index. However, duration positioning detracted.
The Fund remained underweight duration relative to the Index for the period. U.S. Treasury yields declined and bonds rallied during the period over a range of global concerns, from trade tensions and the threat of negative yields to worries of recession. Treasury yields touched a low of 1.47% in early September. Yields then rose after U.S. payroll data alleviated some of the economic concerns, lifting the 10-year Treasury yield to 1.67% by period-end. This strategic positioning detracted from relative performance for the reporting period.
We continued to favor the credit portion of the securitized universe for opportunities. Securitized credit allocations contributed to outperformance for the period. We slightly increased our off-index exposure to non-agency RMBS, credit risk transfer securities (“CRTs”) and commercial mortgage-backed securities (“CMBS”). These allocations contributed strongly to outperformance and remained well supported by a solid housing market, vibrant U.S. consumer and insulation from global trade concerns. Additionally, security selection with CMBS was the largest contributor to relative returns for the period. We broadly maintained our asset-backed securities (“ABS”) positions; however, we reduced allocations to CLOs given a negative outlook, as the sector continues to grapple with technical and fundamental headwinds.
Top Ten Holdings as of September 30, 2019* (as a percentage of net assets)

DBJPM 16-C3 E Mortgage Trust, 4.383%, 08/10/49	0.7%
J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-ICON E, 5.220%, 01/05/34	0.7%
Marlette Funding Trust 2019-3A C, 3.790%, 09/17/29	0.6%
AREIT 2019-CRE3 D Trust, 4.678%, 09/14/36	0.6%
Exantas Capital Corp. 2018-RSO6 D Ltd., 4.525%, 06/15/35	0.6%
Palmer Square Loan Funding 2017-1A D Ltd., 7.153%, 10/15/25	0.5%
Santander Drive Auto Receivables Trust 2019-1 D, 3.650%, 04/15/25	0.6%
JP Morgan Chase Commercial Mortgage Securities Corp. 2019-BKWD E, 4.650%, 09/15/29	0.5%
Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14 D, 5.100%, 02/15/47	0.5%
GS Mortgage Securities Corp. Trust 2019-SMP E, 4.740%, 08/15/32	0.5%
* Excludes short-term investments.
Portfolio holdings are subject to change daily.
Exposure to CLOs had a roughly neutral effect on performance but other ABS positions made a significant contribution.
The Fund utilized U.S. Treasuries and U.S. Treasury futures to manage duration positioning. For the period, derivatives had a positive impact on the Fund’s performance.
Current Strategy & Outlook: Within the U.S., the divergence between industrial and services activity has now reached extremes last witnessed during the commodity downturn in 2015. Our view has been that strength in U.S. consumption will sustain economic expansion. The key question we face now is: Will a slowdown of industrial activity spill over into services and derail consumers? In our opinion, no.
Our assessment is that a further slowing of global growth is far more likely than a recession in the U.S. in 2020. We believe the proactive steps taken by central banks, the prospect of fiscal support and the desire for political preservation to cap the magnitude of the trade dispute, all suggest that industrial weakness will not spread deeply enough into the services sector to lead to payroll losses or ultimately to a recession.
While significant challenges exist on the macroeconomic front, we believe that key risks for securitized credit markets remain out of the market’s cross-hairs and on solid footing. Central banks have engaged to address these challenges, and we believe that the feedback loop into lower rates directly favors U.S. residential and commercial real estate the collateral for non-agency RMBS and CMBS. Against this backdrop, we intend to continue allocating to sectors with underlying real estate exposure, such as non-agency RMBS and CMBS. With shrinking floating rate compensation, we expect CLOs to lag the broader universe.

The views expressed in this commentary are informed opinions. They should not be considered promises or advice. The views expressed reflect those of the portfolio managers, only through the end of the period as stated on the cover. The portfolio managers’ views are subject to change at any time based on market and other conditions.
Portfolio holdings and characteristics are subject to change and may not be representative of current holdings and characteristics. Fund holdings are subject to change daily. The outlook for this Fund may differ from that presented for other Voya mutual funds. The Fund’s performance returns shown reflect applicable fee waivers and/or expense limits in effect during this period. Absent such fee waivers/expense limitations, if any, performance would have been lower. Performance for the different classes of shares will vary based on differences in fees associated with each class.

SHAREHOLDER EXPENSE EXAMPLES (Unaudited)

As a shareholder of a Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, redemption fees, and exchange fees, and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses. These Examples are intended to help you understand your ongoing costs (in dollars) of investing in a Fund and to compare these costs with the ongoing costs of investing in other mutual funds.
The Examples are based on an investment of  $1,000 invested at the beginning of the period and held for the entire period from April 1, 2019 to September 30, 2019. The Funds’ expenses are shown without the imposition of any sales charges or fees. Expenses would have been higher if such charges were included.
Actual Expenses
The left section of the table shown below, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During the Period” to estimate the expenses you paid on your account during this period.
Hypothetical Example for Comparison Purposes
The right section of the table shown below, “Hypothetical (5% return before expenses)” provides information about hypothetical account values and hypothetical expenses based on a Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in each Fund and other mutual funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other mutual funds.
Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the hypothetical section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different mutual funds. In addition, if these transactional costs were included, your costs would have been higher.
	Actual Fund Return				Hypothetical (5% return before expenses)
	Beginning Account Value April 1, 2019	Ending Account Value September 30, 2019	Annualized Expense Ratio	Expenses Paid During the Period Ended September 30, 2019*	Beginning Account Value April 1, 2019	Ending Account Value September 30, 2019	Annualized Expense Ratio*	Expenses Paid During the Period Ended September 30, 2019*
Voya Emerging Markets Corporate Debt Fund
Class P	$1,000.00	$1,054.30	0.10%	$0.51	$1,000.00	$1,024.50	0.10%	$0.51
Voya Emerging Markets Hard Currency Debt Fund
Class A	$1,000.00	$1,048.60	1.15%	$5.89	$1,000.00	$1,019.25	1.15%	$5.81
Class I	1,000.00	1,049.10	0.90	4.61	1,000.00	1,020.50	0.90	4.55
Class P	1,000.00	1,054.10	0.11	0.56	1,000.00	1,024.45	0.11	0.56
Class W	1,000.00	1,048.80	0.90	4.61	1,000.00	1,020.50	0.90	4.55
Voya Emerging Markets Local Currency Debt Fund
Class P	$1,000.00	$1,055.60	0.16%	$0.82	$1,000.00	$1,024.20	0.16%	$0.81
Voya Securitized Credit Fund
Class A	$1,000.00	$1,038.50	0.95%	$4.84	$1,000.00	$1,020.25	0.95%	$4.80
Class I	1,000.00	1,041.10	0.68	3.47	1,000.00	1,021.60	0.68	3.44
Class P	1,000.00	1,043.30	0.05	0.26	1,000.00	1,024.75	0.05	0.25
Class W	1,000.00	1,040.80	0.70	3.57	1,000.00	1,021.50	0.70	3.54

*
Expenses are equal to each Fund’s respective annualized expense ratios multiplied by the average account value over the period, multiplied by 183/366 to reflect the most recent fiscal half-year.

STATEMENTS OF ASSETS AND LIABILITIES as of September 30, 2019 (Unaudited)

	Voya Emerging Markets Corporate Debt Fund	Voya Emerging Markets Hard Currency Debt Fund	Voya Emerging Markets Local Currency Debt Fund	Voya Securitized Credit Fund
ASSETS:
Investments in securities at fair value+*	$98,751,705	$165,137,827	$82,889,731	$875,893,876
Short-term investments at fair value**	5,827,205	8,344,092	6,756,653	100,857,526
Cash	51,682	118,745	150	1,793,897
Cash collateral for futures	98,478	85,747	4,033	1,542,775
Cash pledged for centrally cleared swaps (Note 2)	—	—	145,000	—
Receivables:
Investment securities sold	603,982	—	315,950	73,930
Fund shares sold	—	35,002	—	7,648,268
Dividends	39	38	72	476
Interest	1,408,482	2,331,403	1,289,598	3,151,672
Foreign tax reclaims	—	—	39,017	—
Unrealized appreciation on forward foreign currency contracts	—	13,313	718,515	—
Unrealized appreciation on OTC swap agreements	—	—	27,162	—
Variation margin receivable on centrally cleared swaps	—	—	3,533	—
Prepaid expenses	14,926	25,275	21,077	81,246
Reimbursement due from manager	—	553	—	10,585
Other assets	3,006	4,947	2,852	8,303
Total assets	106,759,505	176,096,942	92,213,343	991,062,554
LIABILITIES:
Income distribution payable	—	35,282	—	180,995
Payable for investment securities purchased	1,048,450	498,450	—	24,093,189
Payable for fund shares redeemed	—	29,101	—	3,881,579
Payable upon receipt of securities loaned	4,053,325	4,766,532	2,801,218	—
Unrealized depreciation on forward foreign currency contracts	—	—	441,371	—
Payable for investment management fees	—	6,085	275	363,952
Payable for distribution and shareholder service fees	—	3	—	24,335
Payable to custodian due to foreign currency overdraft***	—	—	96,190	—
Payable to trustees under the deferred compensation plan (Note 6)	3,006	4,947	2,852	8,303
Payable for trustee fees	495	833	414	3,500
Other accrued expenses and liabilities	46,188	79,229	118,994	102,782
Total liabilities	5,151,464	5,420,462	3,461,314	28,658,635
NET ASSETS	$101,608,041	$170,676,480	$88,752,029	$962,403,919
NET ASSETS WERE COMPRISED OF:
Paid-in capital	$99,359,409	$176,089,623	$98,876,233	$947,416,884
Total distributable earnings (loss)	2,248,632	(5,413,143)	(10,124,204)	14,987,035
NET ASSETS	$101,608,041	$170,676,480	$88,752,029	$962,403,919
+ Including securities loaned at value	$3,959,016	$4,641,108	$2,653,814	$—
* Cost of investments in securities	$94,902,386	$162,461,937	$85,234,714	$859,683,493
** Cost of short-term investments	$5,827,325	$8,344,348	$6,756,927	$100,864,558
*** Cost of foreign currency overdraft	$—	$—	$77,308	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF ASSETS AND LIABILITIES as of September 30, 2019 (Unaudited) (continued)

	Voya Emerging Markets Corporate Debt Fund	Voya Emerging Markets Hard Currency Debt Fund	Voya Emerging Markets Local Currency Debt Fund	Voya Securitized Credit Fund
Class A
Net assets	n/a	$12,237	n/a	$120,742,599
Shares authorized	n/a	unlimited	n/a	unlimited
Par value	n/a	$0.001	n/a	$0.001
Shares outstanding	n/a	1,255	n/a	11,651,415
Net asset value and redemption price per share†	n/a	$9.75	n/a	$10.36
Maximum offering price per share (2.5%)(1)	n/a	$10.00	n/a	$10.63
Class I
Net assets	n/a	$9,815,888	n/a	$645,583,566
Shares authorized	n/a	unlimited	n/a	unlimited
Par value	n/a	$0.001	n/a	$0.001
Shares outstanding	n/a	1,006,892	n/a	62,212,274
Net asset value and redemption price per share	n/a	$9.75	n/a	$10.38
Class P
Net assets	$101,608,041	$160,845,087	$88,752,029	$185,426,913
Shares authorized	unlimited	unlimited	unlimited	unlimited
Par value	$0.001	$0.001	$0.001	$0.001
Shares outstanding	10,124,892	16,504,961	12,316,988	17,801,056
Net asset value and redemption price per share	$10.04	$9.75	$7.21	$10.42
Class W
Net assets	n/a	$3,268	n/a	$10,650,841
Shares authorized	n/a	unlimited	n/a	unlimited
Par value	n/a	$0.001	n/a	$0.001
Shares outstanding	n/a	335	n/a	1,025,282
Net asset value and redemption price per share	n/a	$9.74	n/a	$10.39

(1)
Maximum offering price is computed at 100/97.50 of net asset value. On purchases of  $100,000 or more, the offering price is reduced.

†
Redemption price per share may be reduced for any applicable contingent deferred sales charges.

See Accompanying Notes to Financial Statements

STATEMENTS OF OPERATIONS for the six months ended September 30, 2019 (Unaudited)

	Voya Emerging Markets Corporate Debt Fund	Voya Emerging Markets Hard Currency Debt Fund	Voya Emerging Markets Local Currency Debt Fund	Voya Securitized Credit Fund
INVESTMENT INCOME:
Dividends	$157	$599	$1,359	$2,427
Interest, net of foreign taxes withheld*	2,504,260	4,491,874	2,601,863	16,550,847
Securities lending income, net	18,194	6,950	2,659	—
Total investment income	2,522,611	4,499,423	2,605,881	16,553,274
EXPENSES:
Investment management fees	470,535	625,204	331,269	2,100,012
Distribution and shareholder service fees:
Class A	—	14	—	132,211
Transfer agent fees:
Class A	—	37	—	26,094
Class I	—	6,009	—	98,463
Class P	115	123	70	101
Class W	—	25	—	1,264
Shareholder reporting expense	1,281	2,013	1,238	9,610
Registration fees	13,766	31,539	22,876	86,298
Professional fees	13,045	22,509	10,068	45,156
Custody and accounting expense	14,117	25,275	82,155	63,385
Trustee fees	1,980	3,334	1,656	14,000
Miscellaneous expense	4,235	6,472	4,159	5,668
Interest expense	—	1,575	1,986	1,080
Total expenses	519,074	724,129	455,477	2,583,342
Waived and reimbursed fees	(470,536)	(591,128)	(390,875)	(488,433)
Net expenses	48,538	133,001	64,602	2,094,909
Net investment income	2,474,073	4,366,422	2,541,279	14,458,365
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
Investments (net of Colombian capital gains tax withheld^)	(138,513)	716,560	(1,349,673)	2,078,285
Forward foreign currency contracts	—	32,246	7,296	—
Foreign currency related transactions	—	7,464	17,339	—
Futures	(348,147)	(594,191)	3,477	832,232
Swaps	—	—	203	—
Net realized gain (loss)	(486,660)	162,079	(1,321,358)	2,910,517
Net change in unrealized appreciation (depreciation) on:
Investments	3,061,164	3,860,275	2,122,855	9,701,350
Forward foreign currency contracts	—	13,313	198,627	—
Foreign currency related transactions	—	(73)	7,131	—
Futures	114,411	180,344	(2,787)	(28,812)
Swaps	—	—	(16,411)	—
Net change in unrealized appreciation (depreciation)	3,175,575	4,053,859	2,309,415	9,672,538
Net realized and unrealized gain	2,688,915	4,215,938	988,057	12,583,055
Increase in net assets resulting from operations	$5,162,988	$8,582,360	$3,529,336	$27,041,420
* Foreign taxes withheld	$—	$—	$18,436	$—
^ Foreign taxes on sale of Colombian investments	$—	$—	$127	$—
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Emerging Markets Corporate Debt Fund		Voya Emerging Markets Hard Currency Debt Fund
	Six Months Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019	Six Months Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
FROM OPERATIONS:
Net investment income	$2,474,073	$5,286,091	$4,366,422	$8,894,397
Net realized gain (loss)	(486,660)	(626,549)	162,079	(743,461)
Net change in unrealized appreciation (depreciation)	3,175,575	162,758	4,053,859	(1,950,574)
Increase in net assets resulting from operations	5,162,988	4,822,300	8,582,360	6,200,362
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	—	—	(227)	(270)
Class I	—	—	(222,399)	(423,529)
Class P	(2,551,094)	(5,373,431)	(4,040,086)	(8,364,808)
Class W	—	—	(70)	(130)
Total distributions	(2,551,094)	(5,373,431)	(4,262,782)	(8,788,737)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	—	615,002	2,517,307	14,066,186
Reinvestment of distributions	2,551,093	5,373,431	4,042,387	8,373,820
	2,551,093	5,988,433	6,559,694	22,440,006
Cost of shares redeemed	—	(15,439,405)	(1,974,386)	(31,298,795)
Net increase (decrease) in net assets resulting from capital share transactions	2,551,093	(9,450,972)	4,585,308	(8,858,789)
Net increase (decrease) in net assets	5,162,987	(10,002,103)	8,904,886	(11,447,164)
NET ASSETS:
Beginning of year or period	96,445,054	106,447,157	161,771,594	173,218,758
End of year or period	$101,608,041	$96,445,054	$170,676,480	$161,771,594
See Accompanying Notes to Financial Statements

STATEMENTS OF CHANGES IN NET ASSETS

	Voya Emerging Markets Local Currency Debt Fund		Voya Securitized Credit Fund
	Six Months Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019	Six Months Ended September 30, 2019 (Unaudited)	Year Ended March 31, 2019
FROM OPERATIONS:
Net investment income	$2,541,279	$5,277,362	$14,458,365	$20,615,277
Net realized gain (loss)	(1,321,358)	(14,394,840)	2,910,517	534,686
Net change in unrealized appreciation (depreciation)	2,309,415	(3,807,898)	9,672,538	1,791,614
Increase (decrease) in net assets resulting from operations	3,529,336	(12,925,376)	27,041,420	22,941,577
FROM DISTRIBUTIONS TO SHAREHOLDERS:
Total distributions (excluding return of capital):
Class A	—	—	(2,457,181)	(2,163,799)
Class I	—	—	(11,213,338)	(11,123,499)
Class P	(1,921,954)	(961,855)	(3,876,255)	(8,730,029)
Class W	—	—	(115,432)	(6,483)
Return of capital:
Class A	—	—	—	(62,943)
Class I	—	—	—	(235,068)
Class P	—	(3,260,619)	—	(111,905)
Class W	—	—	—	(578)
Total distributions	(1,921,954)	(4,222,474)	(17,662,206)	(22,434,304)
FROM CAPITAL SHARE TRANSACTIONS:
Net proceeds from sale of shares	21,979,999	9,800,004	490,780,624	309,160,142
Reinvestment of distributions	1,921,954	4,142,263	17,081,757	22,338,753
	23,901,953	13,942,267	507,862,381	331,498,895
Cost of shares redeemed	(10,250,001)	(40,864,989)	(96,816,433)	(132,111,627)
Net increase (decrease) in net assets resulting from capital share transactions	13,651,952	(26,922,722)	411,045,948	199,387,268
Net increase (decrease) in net assets	15,259,334	(44,070,572)	420,425,162	199,894,541
NET ASSETS:
Beginning of year or period	73,492,695	117,563,267	541,978,757	342,084,216
End of year or period	$88,752,029	$73,492,695	$962,403,919	$541,978,757
See Accompanying Notes to Financial Statements

Financial Highlights

Selected data for a share of beneficial interest outstanding throughout each year or period.
		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Emerging Markets Corporate Debt Fund
Class P
09-30-19+	9.77	0.25•	0.28	0.53	0.26	—	—	0.26	—	10.04	5.43	1.05	0 .10	0 .10	4 .98	101,608	22
03-31-19	9.82	0.49	(0.05)	0.44	0.49	—	—	0.49	—	9.77	4.74	1.05	0 .10	0 .10	5 .07	96,445	69
03-31-18	9.90	0.50	(0.08)	0.42	0.50	—	—	0.50	—	9.82	4.22	1.05	0 .10	0 .10	4 .98	106,447	83
03-31-17	9.59	0.49	0.33	0.82	0.51	—	—	0.51	—	9.90	8.74	1.06	0 .11	0 .11	5 .02	102,913	80
03-31-16	9.83	0.47•	(0.24)	0.23	0.47	—	—	0.47	—	9.59	2.45	1.05	0 .10	0 .10	4 .86	89,926	86
03-31-15	9.82	0.50	0.01	0.51	0.50	—	—	0.50	—	9.83	5.24	1.03	0 .09	0 .09	5 .03	88,125	52
Voya Emerging Markets Hard Currency Debt Fund
Class A
09-30-19+	9.49	0.20•	0.26	0.46	0.20	—	—	0.20	—	9.75	4.86	1.97	1 .15	1 .15	4 .23	12	28
03-31-19	9.64	0.39	(0.16)	0.23	0.38	—	—	0.38	—	9.49	2.57	2.02	1 .15	1 .15	4 .18	7	71
08-01-17(4) - 03-31-18	9.84	0.26•	(0.19)	0.07	0.26	—	0.01	0.27	—	9.64	0.64	1.90	1 .15	1 .15	3 .89	7	51
Class I
09-30-19+	9.50	0.22•	0.24	0.46	0.21	—	—	0.21	—	9.75	4.91	0.98	0 .90	0 .90	4 .48	9,816	28
03-31-19	9.64	0.41	(0.15)	0.26	0.40	—	—	0.40	—	9.50	2.95	0.94	0 .90	0 .90	4 .45	10,014	71
08-01-17(4) - 03-31-18	9.84	0.28•	(0.19)	0.09	0.28	—	0.01	0.29	—	9.64	0.82	0.85	0 .85	0 .85	4 .39	7,659	51
Class P
09-30-19+	9.49	0.26•	0.25	0.51	0.25	—	—	0.25	—	9.75	5.41	0.86	0 .11	0 .11	5 .27	160,845	28
03-31-19	9.64	0.48•	(0.15)	0.33	0.48	—	—	0.48	—	9.49	3.65	0.86	0 .11	0 .11	5 .23	151,747	71
03-31-18	9.65	0.49	0.00*	0.49	0.49	—	0.01	0.50	—	9.64	5.06	0.84	0 .09	0 .09	4 .96	165,549	51
03-31-17	9.36	0.53	0.34	0.87	0.55	—	0.03	0.58	—	9.65	9.51	0.83	0 .08	0 .08	5 .49	152,590	64
03-31-16	9.47	0.48•	(0.08)	0.40	0.51	—	—	0.51	—	9.36	4.40	0.82	0 .07	0 .07	5 .20	136,291	50
03-31-15	9.49	0.50•	(0.02)	0.48	0.50	—	—	0.50	—	9.47	5.07	0.82	0 .07	0 .07	5 .19	133,378	32
Class W
09-30-19+	9.49	0.22•	0.24	0.46	0.21	—	—	0.21	—	9.74	4.88	1.72	0 .90	0 .90	4 .50	3	28
03-31-19	9.64	0.41	(0.16)	0.25	0.40	—	—	0.40	—	9.49	2.84	1.77	0 .90	0 .90	4 .45	3	71
08-01-17(4) - 03-31-18	9.84	0.27•	(0.18)	0.09	0.28	—	0.01	0.29	—	9.64	0.82	1.65	0 .90	0 .90	4 .07	3	51
Voya Emerging Markets Local Currency Debt Fund
Class P
09-30-19+	6.99	0.22•	0.17	0.39	0.17	—	—	0.17	—	7.21	5.56	1.10	0 .16	0 .16	6 .12	88,752	26
03-31-19	8.03	0.42•	(1.13)	(0.71)	0.06	—	0.27	0.33	—	6.99	(8.74)	1.10	0 .16	0 .16	5 .89	73,493	65
03-31-18	7.49	0.45	0.45	0.90	0.36	—	—	0.36	—	8.03	12.30	1.03	0 .15	0 .15	5 .89	117,563	50
03-31-17	7.43	0.40	(0.11)	0.29	0.00*	—	0.23	0.23	—	7.49	4.02	0.97	0 .15	0 .15	5 .40	91,500	67
03-31-16	7.63	0.37•	(0.57)	(0.20)	—	—	—	—	—	7.43	(2.62)	0.99	0 .15	0 .15	5 .06	82,622	18
03-31-15	8.78	0.44•	(1.29)	(0.85)	0.00*	—	0.30	0.30	—	7.63	(10.03)	0.98	0 .15	0 .15	5 .13	84,713	22
See Accompanying Notes to Financial Statements

Financial Highlights (continued)

		Income (loss) from investment operations			Less Distributions							Ratios to average net assets				Supplemental Data
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Total from investment operations	From net investment income	From net realized gains	From return of capital	Total distributions	Payment by affiliate	Net asset value, end of year or period	Total Return(1)	Expenses before reductions/additions(2)(3)	Expenses net of fee waivers and/or recoupments if any(2)(3)	Expenses net of all reductions/additions(2)(3)	Net investment income (loss)(2)(3)	Net assets, end of year or period	Portfolio turnover rate
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	(%)	(%)	(%)	(%)	(%)	($000’s)	(%)
Voya Securitized Credit Fund
Class A
09-30-19+	10.21	0.20•	0.19	0.39	0.24	—	—	0.24	—	10.36	3.85	0.96	0 .95	0 .95	3 .79	120,743	13
03-31-19	10.22	0.44	0.02	0.46	0.45	0.01	0.01	0.47	—	10.21	4.66	1.02	1 .00	1 .00	4 .29	84,096	29
03-31-18	10.05	0.40	0.23	0.63	0.42	0.04	—	0.46	—	10.22	6.29	1.15	1 .00	1 .00	4 .09	9,665	43
03-31-17	9.94	0.40	0.18	0.58	0.44	0.03	—	0.47	—	10.05	5.94	1.13	1 .00	1 .00	4 .12	302	64
08-03-15(4) - 03-31-16	10.24	0.24•	(0.12)	0.12	0.27	0.15	—	0.42	—	9.94	1.22	1.04	0 .95	0 .95	3 .65	485	35
Class I
09-30-19+	10.22	0.21•	0.21	0.42	0.26	—	—	0.26	—	10.38	4.11	0.71	0 .68	0 .68	4 .02	645,584	13
03-31-19	10.24	0.47	0.02	0.49	0.49	0.01	0.01	0.51	—	10.22	4.87	0.72	0 .68	0 .68	4 .57	303,211	29
03-31-18	10.07	0.43	0.23	0.66	0.45	0.04	—	0.49	—	10.24	6.55	0.73	0 .68	0 .68	4 .24	160,778	43
03-31-17	9.96	0.44•	0.17	0.61	0.47	0.03	—	0.50	—	10.07	6.29	0.74	0 .68	0 .68	4 .39	121,798	64
08-03-15(4) - 03-31-16	10.24	0.26•	(0.11)	0.15	0.28	0.15	—	0.43	—	9.96	1.51	0.82	0 .73	0 .73	3 .93	1,210	35
Class P
09-30-19+	10.27	0.24•	0.20	0.44	0.29	—	—	0.29	—	10.42	4.33	0.66	0 .05	0 .05	4 .69	185,427	13
03-31-19	10.29	0.53	0.02	0.55	0.55	0.01	0.01	0.57	—	10.27	5.56	0.68	0 .05	0 .05	5 .18	152,687	29
03-31-18	10.12	0.50	0.23	0.73	0.52	0.04	—	0.56	—	10.29	7.28	0.69	0 .05	0 .05	4 .86	171,597	43
03-31-17	10.01	0.51	0.15	0.66	0.52	0.03	—	0.55	—	10.12	6.78	0.70	0 .05	0 .05	5 .05	153,632	64
03-31-16	10.30	0.44	(0.08)	0.36	0.50	0.15	—	0.65	—	10.01	3.62	0.74	0 .05	0 .05	4 .31	143,975	35
08-07-14(4) - 03-31-15	10.00	0.25•	0.28	0.53	0.19	0.04	—	0.23	—	10.30	5.32	0.72	0 .05	0 .05	3 .83	115,597	33
Class W
09-30-19+	10.23	0.20•	0.21	0.41	0.25	—	—	0.25	—	10.39	4.08	0.71	0 .70	0 .70	3 .96	10,651	13
03-31-19	10.25	0.47	0.01	0.48	0.48	0.01	0.01	0.50	—	10.23	4.80	0.77	0 .75	0 .75	4 .54	1,984	29
08-01-17(4) - 03-31-18	10.27	0.31•	0.01	0.32	0.30	0.04	—	0.34	—	10.25	3.10	0.90	0 .75	0 .75	4 .54	44	43

(1)
Total return is calculated assuming reinvestment of all dividends, capital gain distributions and return of capital distributions, if any, at net asset value and excluding the deduction of sales charges or contingent deferred sales charges, if applicable. Total return for periods less than one year is not annualized.

(2)
Annualized for periods less than one year.

(3)
Ratios reflect operating expenses of a Fund. Expenses before reductions/additions do not reflect amounts reimbursed or recouped by the Investment Adviser and/or Distributor or reductions from brokerage service arrangements or other expense offset arrangements and do not represent the amount paid by a Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the Investment Adviser and/or Distributor or recoupment of previously reimbursed fees by the Investment Adviser, but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions/additions represent the net expenses paid by a Fund. Net investment income (loss) is net of all such additions or reductions.

(4)
Commencement of operations.

+
Unaudited.

•
Calculated using average number of shares outstanding throughout the year or period.

*
Amount is less than $0.005 or 0.005% or more than $(0.005) or (0.005)%.

See Accompanying Notes to Financial Statements

NOTES TO FINANCIAL STATEMENTS as of September 30, 2019 (Unaudited)

NOTE 1 — ORGANIZATION
Voya Separate Portfolios Trust (“Trust”) is a Delaware statutory trust and is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust was organized on March 2, 2007 and was established under a Declaration of Trust dated March 2, 2007. It consists of fifteen separately managed series. This report is for: Voya Emerging Markets Corporate Debt Fund (“Corporate Debt”), Voya Emerging Markets Hard Currency Debt Fund (“Hard Currency Debt”), Voya Emerging Markets Local Currency Debt Fund (“Local Currency Debt”) and Voya Securitized Credit Fund (“Securitized Credit”) (each a “Fund,” and collectively, the “Funds”). Each Fund (except Corporate Debt and Securitized Credit) is a non-diversified series of the Trust. Corporate Debt and Securitized Credit are each a diversified series of the Trust.
Each Fund offers at least one or more of the following classes of shares: Class A, Class I, Class P and Class W. The separate classes of shares differ principally in the applicable sales charges (if any), transfer agent fees, distribution fees and shareholder servicing fees. Generally, shareholders of each class also bear certain expenses that pertain to that particular class. All shareholders are allocated the common expenses of a fund and earn income and realized gains/losses from a fund pro rata based on the daily ending net assets of each class, without discrimination between share classes. Expenses that are specific to a fund or a class are charged directly to that fund or class. Other operating expenses shared by several funds are generally allocated among those funds based on average net assets. Dividends are determined separately for each class based on income and expenses allocated to each class. Realized gain distributions are allocated to each class pro rata based on the shares outstanding of each class on the date of the distribution. Differences in per share dividend rates generally result from the differences in separate class expenses, including distribution, and shareholder servicing fees.
Voya Investments, LLC (“Voya Investments” or the “Investment Adviser”), an Arizona limited liability company, serves as the Investment Adviser to the Funds. Voya Investment Management Co. LLC (“Voya IM”), a Delaware limited liability company, serves as the sub-adviser to the Funds. Voya Investments Distributor, LLC (“VID” or the “Distributor”), a Delaware limited liability company, serves as the principal underwriter to the Funds.
NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES
The following significant accounting policies are consistently followed by the Funds in the preparation of their financial statements. Each Fund is considered an investment company under U.S. generally accepted accounting principles (“GAAP”) and follows the accounting and reporting guidance applicable to investment companies.
A. Security Valuation. Each Fund is open for business every day the New York Stock Exchange (“NYSE”) opens for regular trading (each such day, a “Business Day”). The net asset value (“NAV”) per share for each class of each Fund is determined each Business Day as of the close of the regular trading session (“Market Close”), as determined by the Consolidated Tape Association (“CTA”), the central distributor of transaction prices for exchange-traded securities (normally 4:00 p.m. Eastern time unless otherwise designated by the CTA). The data reflected on the consolidated tape provided by the CTA is generated by various market centers, including all securities exchanges, electronic communications networks, and third-market broker-dealers. The NAV per share of each class of each Fund is calculated by taking the value of the Fund’s assets attributable to that class, subtracting the Fund’s liabilities attributable to that class, and dividing by the number of shares of that class that are outstanding. On days when a Fund is closed for business, Fund shares will not be priced and a Fund does not transact purchase and redemption orders. To the extent a Fund’s assets are traded in other markets on days when a Fund does not price its shares, the value of a Fund’s assets will likely change and you will not be able to purchase or redeem shares of a Fund.
Assets for which market quotations are readily available are valued at market value. A security listed or traded on an exchange is valued at its last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded or, if such price is not available, at the last sale price as of the Market Close for such security provided by the CTA. Bank loans are valued at the average of the averages of the bid and ask prices provided to an independent loan pricing service by brokers. Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and ask prices from the exchange on which they are principally traded. Investments in open-end registered investment companies that do not trade on an exchange are valued at the end of day NAV per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the regular trading session on the exchange where the security is principally traded.
When a market quotation is not readily available or is deemed unreliable, each Fund will determine a fair value for the relevant asset in accordance with procedures adopted by the Funds’ Board of Trustees (“Board”). Such

NOTES TO FINANCIAL STATEMENTS as of September 30, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

procedures provide, for example, that: (a) Exchange-traded securities are valued at the mean of the closing bid and ask; (b) Debt obligations are valued using an evaluated price provided by an independent pricing service. Evaluated prices provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect factors such as institution-size trading in similar groups of securities, developments related to specific securities, benchmark yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data; (c) Securities traded in the over-the-counter (“OTC”) market are valued based on prices provided by independent pricing services or market makers; (d) Options not listed on an exchange are valued by an independent source using an industry accepted model, such as Black-Scholes; (e) Centrally cleared swap agreements are valued using a price provided by the central counterparty clearinghouse; (f) OTC swap agreements are valued using a price provided by an independent pricing service; (g) Forward foreign currency exchange contracts are valued utilizing current and forward rates obtained from an independent pricing service. Such prices from the third party pricing service are for specific settlement periods and each Fund’s forward foreign currency exchange contracts are valued at an interpolated rate between the closest preceding and subsequent period reported by the independent pricing service; and (h) Securities for which market prices are not provided by any of the above methods may be valued based upon quotes furnished by brokers.
The prospectuses of the open-end registered investment companies in which each Fund may invest explain the circumstances under which they will use fair value pricing and the effects of using fair value pricing.
Foreign securities’ (including forward foreign currency exchange contracts) prices are converted into U.S. dollar amounts using the applicable exchange rates as of Market Close. If market quotations are available and believed to be reliable for foreign exchange-traded equity securities, the securities will be valued at the market quotations. Because trading hours for certain foreign securities end before Market Close, closing market quotations may become unreliable. An independent pricing service determines the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current value as of Market Close. Foreign securities’ prices meeting the approved degree of certainty that the price is not reflective of current value will be valued by the independent pricing service using pricing models designed to estimate likely changes in the values of those securities between the times in which the trading in those securities is substantially completed and Market Close. Multiple factors may be considered by the independent pricing service in determining the value of such securities and may include information relating to sector indices, American Depositary Receipts and domestic and foreign index futures.
All other assets for which market quotations are not readily available or became unreliable (or if the above fair valuation methods are unavailable or determined to be unreliable) are valued at fair value as determined in good faith by or under the supervision of the Board following procedures approved by the Board. The Board has delegated to the Investment Adviser responsibility for overseeing the implementation of the Funds’ valuation procedures; a “Pricing Committee” comprised of employees of the Investment Adviser or its affiliates has responsibility for applying the fair valuation methods set forth in the procedures and, if a fair valuation cannot be determined pursuant to the fair valuation methods, determining the fair value of assets held by the Funds. Issuer specific events, transaction price, position size, nature and duration of restrictions on disposition of the security, market trends, bid/ask quotes of brokers and other market data may be reviewed in the course of making a good faith determination of a security’s fair value. Valuations change in response to many factors including the historical and prospective earnings of the issuer, the value of the issuer’s assets, general economic conditions, interest rates, investor perceptions and market liquidity. Because of the inherent uncertainties of fair valuation, the values used to determine each Fund’s NAV may materially differ from the value received upon actual sale of those investments. Thus, fair valuation may have an unintended dilutive or accretive effect on the value of shareholders’ investments in each Fund.
Each investment asset or liability of the Funds is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as “Level 1,” inputs other than quoted prices for an asset or liability that are observable are classified as “Level 2” and significant unobservable inputs, including the sub-adviser’s or Pricing Committee’s judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as “Level 3.” The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Funds’ investments under these levels of classification is included within the Portfolios of Investments.

NOTES TO FINANCIAL STATEMENTS as of September 30, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. A reconciliation of Level 3 investments within the Portfolio of Investments is presented only when a Fund has a significant amount of Level 3 investments.
B. Securities Transactions and Revenue Recognition. Securities transactions are accounted for on the trade date. Realized gains and losses are reported on the basis of identified cost of securities sold. Interest income is recorded on an accrual basis. Dividend income is recorded on the ex-dividend date, or for certain foreign securities, when the information becomes available to the Funds. Premium amortization and discount accretion are determined by the effective yield method.
C. Foreign Currency Translation. The books and records of the Funds are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:
(1)
Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at Market Close.

(2)
Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at Market Close, the Funds do not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities that are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statements of Assets and Liabilities for the estimated tax withholding based on the securities’ current market values. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and U.S. government securities. These risks include, but are not limited to revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities. The foregoing risks are even greater with respect to securities of issuers in emerging markets.
D. Risk Exposures and the Use of Derivative Instruments. The Funds’ investment objectives permit them to enter into various types of derivatives contracts, including, but not limited to, forward foreign currency exchange contracts, futures, purchased options, written options, and swaps. In doing so, the Funds will employ strategies in differing combinations to permit them to increase or decrease the level of risk, or change the level or types of exposure to risk factors. This may allow the Funds to pursue their objectives more quickly, and efficiently than if they were to make direct purchases or sales of securities capable of affecting a similar response to market or credit factors.
In pursuit of their investment objectives, the Funds may seek to increase or decrease their exposure to the following market or credit risk factors:
Credit Risk. The price of a bond or other debt instrument is likely to fall if the issuer’s actual or perceived financial health deteriorates, whether because of broad economic or issuer-specific reasons. In certain cases, the issuer could be late in paying interest or principal, or could fail to pay its financial obligations altogether.
Foreign Exchange Rate Risk. To the extent that a Fund invests directly in foreign (non-U.S.) currencies or in securities denominated in, or that trade in, foreign (non-U.S.) currencies, it is subject to the risk that those foreign (non-U.S.) currencies will decline in value relative to the U.S. dollar or, in the case of hedging positions, that the U.S. dollar will decline in value relative to the currency being hedged by a Fund through foreign currency exchange transactions.
Currency rates may fluctuate significantly over short periods of time. Currency rates may be affected by changes in market interest rates, intervention (or the failure to intervene) by U.S. or foreign governments, central banks or supranational entities such as the International Monetary Fund, by the imposition of currency controls, or other political or economic developments in the United States or abroad.

NOTES TO FINANCIAL STATEMENTS as of September 30, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

Interest Rate Risk. With bonds and other fixed rate debt instruments, a rise in market interest rates generally causes values to fall; conversely, values generally rise as market interest rates fall. The higher the credit quality of the instrument, and the longer its maturity or duration, the more sensitive it is likely to be to interest rate risk. In the case of inverse securities, the interest rate paid by the securities is a floating rate, which generally will decrease when the market rate of interest to which the inverse security is indexed increases and will increase when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, the United States experiences a low interest rate environment, which may increase a Fund’s exposure to risks associated with rising market interest rates. Rising market interest rates could have unpredictable effects on the markets and may expose fixed-income and related markets to heightened volatility. For a fund that invests in fixed-income securities, an increase in market interest rates may lead to increased redemptions and increased portfolio turnover, which could reduce liquidity for certain investments, adversely affect values, and increase costs. If dealer capacity in fixed-income markets is insufficient for market conditions, it may further inhibit liquidity and increase volatility in the fixed-income markets. Further, recent and potential changes in government policy may affect interest rates.
Risks of Investing in Derivatives. The Funds’ use of derivatives can result in losses due to unanticipated changes in the market or credit risk factors and the overall market. In instances where the Funds are using derivatives to decrease, or hedge, exposures to market or credit risk factors for securities held by a Fund, there are also risks that those derivatives may not perform as expected resulting in losses for the combined or hedged positions. Derivative instruments are subject to a number of risks, including the risk of changes in the market price of the underlying securities, credit risk with respect to the counterparty, risk of loss due to changes in market interest rates and liquidity and volatility risk. The amounts required to purchase certain derivatives may be small relative to the magnitude of exposure assumed by a Fund. Therefore, the purchase of certain derivatives may have an economic leveraging effect on a Fund and exaggerate any increase or decrease in the NAV. Derivatives may not perform as expected, so a Fund may not realize the intended benefits. When used for hedging purposes, the change in value of a derivative may not correlate as expected with the currency, security or other risk being hedged. When used as an alternative or substitute for direct cash investments, the return provided by the derivative may not provide the same return as direct cash investment. In addition, given their complexity, derivatives expose a Fund to the risk of improper valuation.
Generally, derivatives are sophisticated financial instruments whose performance is derived, at least in part, from the performance of an underlying asset or assets. Derivatives include, among other things, swap agreements, options, forwards and futures. Investments in derivatives are generally negotiated OTC with a single counterparty and as a result are subject to credit risks related to the counterparty’s ability or willingness to perform its obligations; any deterioration in the counterparty’s creditworthiness could adversely affect the value of the derivative. In addition, derivatives and their underlying securities may experience periods of illiquidity which could cause a Fund to hold a security it might otherwise sell, or to sell a security it otherwise might hold at inopportune times or at an unanticipated price. A manager might imperfectly judge the direction of the market. For instance, if a derivative is used as a hedge to offset investment risk in another security, the hedge might not correlate to the market’s movements and may have unexpected or undesired results such as a loss or a reduction in gains.
Counterparty Credit Risk and Credit Related Contingent Features. Certain derivative positions are subject to counterparty credit risk, which is the risk that the counterparty will not fulfill its obligation to the Funds. The Funds’ derivative counterparties are financial institutions who are subject to market conditions that may weaken their financial position. The Funds intend to enter into financial transactions with counterparties that they believe to be creditworthy at the time of the transaction. To reduce this risk, the Funds generally enter into master netting arrangements, established within the Funds’ International Swap and Derivatives Association, Inc. (“ISDA”) Master Agreements (“Master Agreements”). These agreements are with select counterparties and they govern transactions, including certain OTC derivative and forward foreign currency contracts, entered into by the Funds and the counterparty. The Master Agreements maintain provisions for general obligations, representations, agreements, collateral, and events of default or termination. The occurrence of a specified event of termination may give a counterparty the right to terminate all of its contracts and affect settlement of all outstanding transactions under the applicable Master Agreement.
The Funds may also enter into collateral agreements with certain counterparties to further mitigate credit risk associated with OTC derivative and forward foreign currency contracts. Subject to established minimum levels, collateral is generally determined based on the net

NOTES TO FINANCIAL STATEMENTS as of September 30, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

aggregate unrealized gain or loss on contracts with a certain counterparty. Collateral pledged to or from the Funds is held in a segregated account by a third-party agent and can be in the form of cash or debt securities issued by the U.S. government or related agencies.
As of September 30, 2019, the maximum amount of loss that Hard Currency and Local Currency Debt would incur if the counterparties to their derivative transactions failed to perform would be $13,313 and $745,677, respectively, which represents the gross payments to be received by the Fund on open forward foreign currency contracts and OTC interest rate swaps were they to be unwound as of September 30, 2019. At September 30, 2019, Hard Currency or Local Currency Debt had not received any cash collateral from any counterparty for open OTC derivatives.
The Funds’ Master Agreements with derivative counterparties have credit related contingent features that if triggered would allow their derivatives counterparties to close out and demand payment or additional collateral to cover their exposure from the Funds. Credit related contingent features are established between the Funds and their derivatives counterparties to reduce the risk that the Funds will not fulfill their payment obligations to their counterparties. These triggering features include, but are not limited to, a percentage decrease in the Funds’ net assets and or a percentage decrease in the Funds’ NAV, which could cause the Funds to accelerate payment of any net liability owed to the counterparty. The contingent features are established within the Funds’ Master Agreements.
As of September 30, 2019, Local Currency Debt had a liability position of  $441,371 on open forward foreign currency contracts with credit related contingent features. If a contingent feature would have been triggered as of September 30, 2019, Local Currency Debt could have been required to pay this amount in cash to their counterparties. Local Currency Debt did not pledge any cash collateral for its open OTC derivatives.
E. Foreign Currency Transactions and Futures Contracts. Each Fund may enter into foreign currency exchange transactions to convert to and from different foreign currencies and to and from the U.S. dollar in connection with the planned purchases or sales of securities. The Funds either enter into these transactions on a spot basis at the spot rate prevailing in the foreign currency exchange market or use forward foreign currency contracts to purchase or sell foreign currencies. When the contract is fulfilled or closed, gains or losses are realized. Until then, the gain or loss is included in unrealized appreciation or depreciation. Risks may arise upon entering into forward contracts from the potential inability of counterparties to meet the terms of their forward contracts and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.
For the period ended September 30, 2019, Hard Currency Debt and Local Currency Debt entered into forward foreign currency contracts with the obligation to buy and sell specified foreign currencies in the future at a currently negotiated forward rate in order to increase or decrease exposure to foreign exchange rate risk. Hard Currency Debt and Local Currency Debt used forward foreign currency contracts primarily to protect any non-U.S. dollar-denominated holdings from adverse currency movements.
During the period ended September 30, 2019, the Funds had an average contract amount on forward foreign currency contracts to buy and sell as disclosed below:
	Purchased	Sold
Hard Currency Debt	$—	$890,305
Local Currency Debt	29,971,378	30,496,676
Please refer to the table within the Portfolio of Investments for open forward foreign currency contracts held by Hard Currency Debt and Local Currency Debt at September 30, 2019.
Each Fund may enter into futures contracts involving foreign currency, interest rates, securities and securities indices. A futures contract obligates the seller of the contract to deliver and the purchaser of the contract to take delivery of the type of foreign currency, financial instrument or security called for in the contract at a specified future time for a specified price. Upon entering into such a contract, a Fund is required to deposit and maintain as collateral such initial margin as required by the exchange on which the contract is traded. Pursuant to the contract, a Fund agrees to receive from or pay to the broker an amount equal to the daily fluctuations in the value of the contract. Such receipts or payments are known as variation margins and are recorded as unrealized gains or losses by the Fund. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are exposed to the market risk factor of the underlying financial instrument. During the period ended September 30, 2019, Corporate Debt, Hard Currency Debt, Local Currency Debt and Securitized Credit have purchased and sold futures contracts on various bonds and notes to gain exposure to different parts of the yield curve while maintaining overall duration. Additional associated risks of entering into futures contracts include the possibility that there may be an

NOTES TO FINANCIAL STATEMENTS as of September 30, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

illiquid market where a Fund is unable to liquidate the contract or enter into an offsetting position and, if used for hedging purposes, the risk that the price of the contract will correlate imperfectly with the prices of the Fund’s securities. With futures, there is minimal counterparty credit risk to a Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default.
During the period ended September 30, 2019, the Funds had average notional values on futures contracts purchased and sold as disclosed below:
	Purchased	Sold
Corporate Debt	$14,853,528	$13,043,968
Hard Currency Debt	13,648,773	12,885,354
Local Currency Debt	996,640	509,646
Securitized Credit	56,809,761	260,124,990
Please refer to the tables within each respective Portfolio of Investments for open futures contracts at September 30, 2019.
F. Distributions to Shareholders. The Funds record distributions to their shareholders on the ex-dividend date. Each Fund distributes capital gains, if any, annually. Each Fund declares dividends daily and pay dividends monthly. The characteristics of income and gains to be distributed are determined in accordance with income tax regulations, which may differ from GAAP for investment companies.
G. Federal Income Taxes. It is the policy of each Fund to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Funds’ tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.
The Funds may utilize equalization accounting for tax purposes, whereby a portion of redemption payments are treated as distributions of income or gain.
H. Use of Estimates. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.
I. Restricted Securities. Each Fund may invest in restricted securities which include those sold under Rule 144A of the Securities Act of 1933, as amended (“1933 Act”) or securities offered pursuant to Section 4(a)(2) of the 1933 Act, and/or are subject to legal or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. Restricted securities are fair valued using market quotations when readily available. In the absence of market quotations, the securities are valued based upon their fair value determined in good faith under procedures approved by the Board.
Securities that are not registered for sale to the public under the 1933 Act are referred to as “restricted securities.” These securities may be sold in private placement transactions between issuers and their purchasers and may be neither listed on an exchange nor traded in other established markets. Many times these securities are subject to legal or contractual restrictions on resale. As a result of the absence of a public trading market, the prices of these securities may be more volatile, less liquid and more difficult to value than publicly traded securities. The price realized from the sale of these securities could be less than the amount originally paid or less than their fair value if they are resold in privately negotiated transactions. In addition, these securities may not be subject to disclosure and other investment protection requirements that are afforded to publicly traded securities. Certain investments may include investment in smaller, less seasoned issuers, which may involve greater risk.
J. Swap Agreements. The Funds may enter into swap agreements. A swap is an agreement between two parties pursuant to which each party agrees to make one or more payments to the other at specified future intervals based on the return of an asset (such as a stock, bond or currency) or non-asset reference (such as an interest rate or index). The swap agreement will specify the “notional” amount of the asset or non-asset reference to which the contract relates. Subsequent changes in fair value, if any, are calculated based upon changes in the performance of the asset or non-asset reference multiplied by the notional value of the contract. A Fund may enter into credit default, interest rate, total return and currency swaps to manage its exposure to credit, currency and interest rate risk. All outstanding swap agreements are reported following each Fund’s Portfolio of Investments.
Swaps are marked to market daily using quotations primarily from third party pricing services, counterparties or brokers. The fair value of the swap contract is recorded

NOTES TO FINANCIAL STATEMENTS as of September 30, 2019 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

on each Fund’s Statement of Assets and Liabilities. During the term of the swap, changes in the fair value of the swap, if any, are recorded as unrealized gains or losses on the Statement of Operations. Upfront payments paid or received by a Fund when entering into the agreements are reported on the Statement of Assets and Liabilities and as a component of the changes in unrealized gains or losses on the Statement of Operations. These upfront payments represent the amounts paid or received when initially entering into the swap agreement to compensate for differences between the stated terms of the swap agreement and the prevailing market conditions. The upfront payments are included as a component in the realized gains or losses on each Fund’s Statement of Operations upon termination or maturity of the swap. A Fund also records net periodic payments paid or received on the swap contract as a realized gain or loss on the Statement of Operations.
Entering into swap agreements involves the risk that the maximum potential loss of an investment exceeds the current value of the investment as reported on each Fund’s Statement of Assets and Liabilities. Other risks involve the possibility that the counterparty to the agreements may default on its obligation to perform, that there will be no liquid market for these investments and that unfavorable changes in the market will have a negative impact on the value of the index or securities underlying the respective swap agreement.
Interest Rate Swap Contracts. An interest rate swap involves the agreement between counterparties to exchange periodic payments based on interest rates. One payment will be based on a floating rate of a specified interest rate while the other will be a fixed rate. Risks involve the future fluctuations of interest rates in which a Fund may make payments that are greater than what a Fund received from the counterparty. Other risks include credit, liquidity and market risk.
For the period ended September 30, 2019, Local Currency Debt entered into interest rate swaps in which it pays a floating interest rate and receives a fixed interest rate (“Long interest rate swap”) in order to increase exposure to interest rate risk. The average notional amount on long interest rate swaps was $3,676,636.
For the period ended September 30, 2019, Local Currency Debt entered into interest rate swaps in which it pays a fixed interest rate and receives a floating interest rate (“Short interest rate swap”) in order to decrease exposure to interest rate risk. The average notional amount on short interest rate swaps was $1,697,235.
Local Currency Debt entered into interest rate swaps to manage its interest rate exposure. Please refer to the table within the Portfolio of Investments for open interest rate swaps held by Local Currency Debt at September 30, 2019.
At September 30, 2019, Local Currency Debt had pledged $145,000 as cash collateral for open centrally cleared swaps.
K. Indemnifications. In the normal course of business, the Trust may enter into contracts that provide certain indemnifications. The Trust’s maximum exposure under these arrangements is dependent on future claims that may be made against the Funds and, therefore, cannot be estimated; however, based on experience, management considers risk of loss from such claims remote.
NOTE 3 — INVESTMENT TRANSACTIONS
For the period ended September 30, 2019, the cost of purchases and the proceeds from the sales of securities excluding short-term and U.S. government securities, were as follows:
	Purchases	Sales
Corporate Debt	$24,220,494	$20,448,160
Hard Currency Debt	49,633,070	46,020,668
Local Currency Debt	35,752,616	20,345,458
Securitized Credit	399,782,111	75,479,372
U.S. government securities not included above were as follows:
	Purchases	Sales
Hard Currency Debt	$70,938	$35,295
Securitized Credit	46,114,624	11,090,602
NOTE 4 — INVESTMENT MANAGEMENT FEES
The Funds have entered into an investment management agreement (“Management Agreement”) with the Investment Adviser. The Investment Adviser has overall responsibility for the management of the Funds. The Investment Adviser oversees all investment advisory and portfolio management services for the Funds and assists in managing and supervising all aspects of the general day-to-day business activities and operations of the Funds, including custodial, transfer agency, dividend disbursing, accounting, auditing, compliance and related services. This Management Agreement compensates the Investment Adviser with a management fee, computed daily and payable monthly, based on the average daily net assets of each Fund, at the following annual rates.
For Corporate Debt — 0.95%; for Hard Currency Debt — 0.75%; for Local Currency Debt — 0.80%; and for Securitized Credit — 0.60%. The Investment Adviser is

NOTES TO FINANCIAL STATEMENTS as of September 30, 2019 (Unaudited) (continued)

NOTE 4 — INVESTMENT MANAGEMENT FEES (continued)

contractually obligated to waive the management fee for Class P shares of the Funds. This waiver is not eligible for recoupment. Termination or modification of this obligation requires approval by the Board.
The Investment Adviser has entered into a sub-advisory agreement with Voya IM with respect to each Fund. Voya IM provides investment advice for the Funds and is paid by the Investment Adviser based on the average daily net assets of each respective Fund. Subject to such policies as the Board or the Investment Adviser may determine, Voya IM manages the Funds’ assets in accordance with the Funds’ investment objectives, policies, and limitations.
NOTE 5 — DISTRIBUTION AND SERVICE FEES
Class A shares of Securitized Credit and Hard Currency Debt each have a plan (each a “Plan” and collectively, the “Plans”), whereby the Distributor is compensated by the Funds for expenses incurred in the distribution and/or shareholder servicing of the Funds’ Class A shares (“Distribution and/or Service Fees”). Pursuant to the Plans, the Distributor is entitled to a payment each month for expenses incurred in the distribution and promotion of each Fund’s Class A shares, including expenses incurred in printing prospectuses and reports used for sales purposes, expenses incurred in preparing and printing sales literature and other such distribution related expenses, including any Distribution and/or Service Fees paid to securities dealers who have executed a distribution agreement with the Distributor. Under the Plans, Class A shares of each Fund pays the Distributor a Distribution and/or Service Fee based on average daily net assets at the rate of 0.25%.
The Distributor may also retain the proceeds of the initial sales charge paid by shareholders upon the purchase of Class A shares of the Funds and the contingent deferred sales charge paid by shareholders upon certain redemptions for Class A. For the period ended September 30, 2019 the Distributor retained the following amounts in sales charges.
Class A
Initial Sales Charges:
Hard Currency Debt	$14
Securitized Credit	152
NOTE 6 — OTHER TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES
At September 30, 2019, the following direct or indirect, wholly-owned subsidiaries of Voya Financial, Inc. or affiliated investment companies owned more than 5% of the following Funds:
Subsidiary/Affiliated Investment Company	Fund	Percentage
Voya Diversified Emerging Markets Debt Fund	Corporate Debt	6.40%
	Local Currency Debt	6.79
Voya Global Bond Portfolio	Corporate Debt	6.27
	Hard Currency Debt	6.36
	Local Currency Debt	14.87
Voya Intermediate Bond Portfolio	Corporate Debt	87.33
	Hard Currency Debt	76.31
	Local Currency Debt	64.27
	Securitized Credit	12.19
Voya Investment Management Co. LLC	Securitized Credit	5.73
Voya Investment Trust Co.	Local Currency Debt	13.11
Under the 1940 Act, the direct or indirect beneficial owner of more than 25% of the voting securities of a company (including a fund) is presumed to control such company. Companies under common control (e.g., companies with a common owner of greater than 25% of their respective voting securities) are affiliates under the 1940 Act.
The Funds have adopted a deferred compensation plan (the “DC Plan”), which allows eligible independent trustees, as described in the DC Plan, to defer the receipt of all or a portion of the trustees’ fees that they are entitled to receive from the Funds. For purposes of determining the amount owed to the trustee under the DC Plan, the amounts deferred are invested in shares of the funds selected by the trustee (the “Notional Funds”). The Funds purchase shares of the Notional Funds, which are all advised by Voya Investments, in amounts equal to the trustees’ deferred fees, resulting in a Fund asset equal to the deferred compensation liability. Such assets, if applicable, are included as a component of  “Other assets” on the accompanying Statements of Assets and Liabilities. Deferral of trustees’ fees under the DC Plan will not affect net assets of the Fund, and will not materially affect the Funds’ assets, liabilities or net investment income per share. Amounts will be deferred until distributed in accordance with the DC Plan.
NOTE 7 — EXPENSE LIMITATION AGREEMENT
Pursuant to a written expense limitation agreement (“Expense Limitation Agreement”) between the Investment Adviser and the Trust, on behalf of the Funds, the Investment Adviser has agreed to limit expenses of each Fund, excluding interest, taxes, investment-related costs, leverage expenses, extraordinary expenses and acquired fund fees and expenses to the levels listed below:

NOTES TO FINANCIAL STATEMENTS as of September 30, 2019 (Unaudited) (continued)

NOTE 7 — EXPENSE LIMITATION AGREEMENT (continued)

Fund	Class A	Class I	Class P	Class W
Corporate Debt	N/A	N/A	0.15%	N/A
Hard Currency Debt	1.15%	0.90%	0.15%	0.90%
Local Currency Debt	N/A	N/A	0.15%	N/A
Securitized Credit	1.00%	0.68%	0.05%	0.75%
With the exception of the non-recoupable Class P management fee waiver for the Funds, the Investment Adviser may at a later date recoup from a Fund for fees waived and/or other expenses reimbursed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, a Fund’s expense ratio does not exceed the percentage described above. Waived and reimbursed fees net of any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statements of Operations. Amounts payable by the Investment Adviser are reflected on the accompanying Statements of Assets and Liabilities.
As of September 30, 2019, the amounts of waived and/or reimbursed fees that are subject to possible recoupment by the Investment Adviser, and the related expiration dates are as follows:
	September 30,
	2020	2021	2022	Total
Local Currency Debt	$44,671	$83,585	$140,858	$269,114
Securitized Credit	111,644	105,735	97,612	314,991
In addition to the above waived and/or reimbursed fees, the amount of class specific fees waived or reimbursed that are subject to possible recoupment by the Investment Adviser, and the related expiration dates as of September 30, 2019 are as follows:
	September 30,
	2020	2021	2022	Total
Hard Currency Debt
Class A	$19	$43	$65	$127
Class I	—	—	7,286	7,286
Class W	3	29	38	70
Securitized Credit
Class I	20,003	19,899	38,719	78,621
Class P	57	—	53	110
Class W	—	22	—	22
The Expense Limitation Agreement is contractual through August 1, 2020 and shall renew automatically for one-year terms. Termination or modification of this obligation requires approval by the Board.
NOTE 8 — LINE OF CREDIT
Effective May 17, 2019, each Fund, in addition to certain other funds managed by the Investment Adviser, has entered into a 364-day unsecured committed revolving line of credit agreement (the “Credit Agreement”) with The Bank of New York Mellon (“BNY”) for an aggregate amount of  $400,000,000 through May 15, 2020. The proceeds may be used only to finance temporarily: (1) the purchase or sale of investment securities; or (2) the repurchase or redemption of shares of a Fund or certain other funds managed by the Investment Adviser. The funds to which the line of credit is available pay a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount payable quarterly in arrears. Prior to May 17, 2019, the predecessor line of credit was for an aggregate amount of  $400,000,000 and paid a commitment fee equal to 0.15% per annum on the daily unused portion of the committed line amount through May 17, 2019.
Borrowings under the Credit Agreement accrue interest at the federal funds rate plus a specified margin. Repayments generally must be made within 60 days after the date of a revolving credit advance.
The following Funds utilized the line of credit during the period ended September 30, 2019:
Fund	Days Utilized	Approximate Average Daily Balance For Days Utilized	Approximate Weighted Average Interest Rate For Days Utilized
Hard Currency Debt	1	$1,112,000	3.25%
Local Currency Debt	6	724,000	3.44
Securitized Credit	1	2,144,000	3.41

NOTES TO FINANCIAL STATEMENTS as of September 30, 2019 (Unaudited) (continued)

NOTE 9 — CAPITAL SHARES
Transactions in capital shares and dollars are as follows:
	Shares sold	Shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease) in shares outstanding	Shares sold	Proceeds from shares issued in merger	Reinvestment of distributions	Shares redeemed	Net increase (decrease)
Year or period ended	#	#	#	#	#	($)	($)	($)	($)	($)
Corporate Debt
Class P
9/30/2019	—	—	256,339	—	256,339	—	—	2,551,093	—	2,551,093
3/31/2019	62,564	—	562,387	(1,597,381)	(972,430)	615,002	—	5,373,431	(15,439,405)	(9,450,972)
Hard Currency Debt
Class A
9/30/2019	555	—	23	(19)	559	5,311	—	227	(186)	5,352
3/31/2019	118	—	30	(207)	(59)	1,112	—	271	(1,934)	(551)
Class I
9/30/2019	79,089	—	206	(126,621)	(47,326)	750,590	—	2,004	(1,222,106)	(469,512)
3/31/2019	633,051	—	920	(373,894)	260,077	5,935,610	—	8,598	(3,515,471)	2,428,737
Class P
9/30/2019	182,749	—	417,050	(78,118)	521,681	1,761,406	—	4,040,086	(752,094)	5,049,398
3/31/2019	879,242	—	906,289	(2,975,121)	(1,189,590)	8,129,464	—	8,364,821	(27,781,390)	(11,287,105)
Class W
9/30/2019	—	—	7	—	7	—	—	70	—	70
3/31/2019	—	—	14	—	14	—	—	130	—	130
Local Currency Debt
Class P
9/30/2019	2,970,367	—	269,453	(1,439,607)	1,800,213	21,979,999	—	1,921,954	(10,250,001)	13,651,952
3/31/2019	1,315,436	—	585,775	(6,029,338)	(4,128,127)	9,800,004	—	4,142,263	(40,864,989)	(26,922,722)
Securitized Credit
Class A
9/30/2019	4,764,762	—	237,147	(1,588,202)	3,413,707	49,061,034	—	2,448,484	(16,392,395)	35,117,123
3/31/2019	9,406,416	—	218,885	(2,332,854)	7,292,447	95,424,424	—	2,221,646	(23,639,208)	74,006,862
Class I
9/30/2019	36,417,089	—	1,038,774	(4,898,187)	32,557,676	376,220,546	—	10,745,788	(50,614,993)	336,351,341
3/31/2019	20,362,932	—	1,107,996	(7,510,697)	13,960,231	207,103,606	—	11,270,309	(76,396,192)	141,977,723
Class P
9/30/2019	5,450,067	—	373,478	(2,896,827)	2,926,718	56,773,638	—	3,876,255	(29,697,062)	30,952,831
3/31/2019	421,573	—	864,855	(3,088,862)	(1,802,434)	4,293,736	—	8,841,916	(31,668,671)	(18,533,019)
Class W
9/30/2019	841,161	—	1,085	(10,903)	831,343	8,725,406	—	11,230	(111,983)	8,624,653
3/31/2019	229,308	—	479	(40,126)	189,661	2,338,376	—	4,882	(407,556)	1,935,702
NOTE 10 — SECURITIES LENDING
Under a Master Securities Lending Agreement (the “Agreement”) with BNY, the Funds can lend their securities to approved brokers, dealers and other financial institutions. Loans are collateralized by cash and U.S. government securities. The collateral is equal to at least 105% of the market value of non-U.S. securities loaned and 102% of the market value of U.S. securities loaned. The market value of the loaned securities is determined at the close of business of the Funds at their last sale price or official closing price on the principal exchange or system on which they are traded and any additional collateral is delivered to the Funds on the next business day. The cash collateral received is invested in approved investments as defined in the Securities Lending Agreement with BNY (the “Agreement”). The Funds bear the risk of loss with respect to the investment of collateral with the following exception: BNY provides the Funds indemnification from loss with respect to the investment of collateral to the extent the cash collateral is invested in overnight repurchase agreements.
Cash collateral received in connection with securities lending is invested in cash equivalents, money market funds, repurchase agreements with maturities of not more than 99 days that are collateralized with U.S. Government securities, or certain short-term investments that have a

NOTES TO FINANCIAL STATEMENTS as of September 30, 2019 (Unaudited) (continued)

NOTE 10 — SECURITIES LENDING (continued)

remaining maturity of 190 days or less (“Permitted Investments”). Short-term investments include: securities, units, shares or other participations in short-term investment funds, pools or trusts; commercial paper, notes, bonds or other debt obligations, certificates of deposit, time deposits and other bank obligations and asset-backed commercial paper backed by diversified receivables and repurchase-backed programs. Permitted Investments are subject to certain guidelines established by the Adviser regarding liquidity, diversification, credit quality and average credit life/duration requirements. The securities purchased with cash collateral received are reflected in the Portfolio of Investments under Short-Term Investments.
Generally, in the event of counterparty default, the Funds have the right to use the collateral to offset losses incurred. The Agreement contains certain guarantees by BNY in the event of counterparty default and/or a borrower’s failure to return a loaned security; however, there would be a potential loss to the Funds in the event the Funds are delayed or prevented from exercising its right to dispose of the collateral. Engaging in securities lending could have a leveraging effect, which may intensify the credit, market and other risks associated with investing in a Fund.
The following tables represent a summary of each respective Fund’s securities lending agreements by counterparty which are subject to offset under the Agreement as of September 30, 2019:
Corporate Debt
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Barclays Capital Inc.	$882,154	$(882,154)	$—
BNP Paribas	603,694	(603,694)	—
Citigroup Global Markets Inc.	857,407	(857,407)	—
Jefferies LLC	109,279	(109,279)	—
J.P. Morgan Securities PLC	742,093	(742,093)	—
UBS AG	764,389	(764,389)	—
Total	$3,959,016	$(3,959,016)	$—

(1)
Collateral with a fair value of  $4,053,325 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Hard Currency Debt
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Citigroup Global Markets Inc.	$3,707,075	$(3,707,075)	$—
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Citigroup Global Markets Limited	522,622	(522,622)	—
Goldman Sachs & Co. LLC	105,838	(105,838)	—
J.P. Morgan Securities LLC	73,029	(73,029)	—
UBS AG	232,544	(232,544)	—
	$4,641,108	$(4,641,108)	$—

(1)
Collateral with a fair value of  $4,766,532 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

Local Currency Debt
Counterparty	Securities Loaned at Value	Cash Collateral Received(1)	Net Amount
Citigroup Global Markets Inc.	$90,473	$(90,473)	$—
Citigroup Global Markets Limited	2,478,033	(2,478,033)	—
J.P. Morgan Securities PLC	85,308	(85,308)	—
Total	$2,653,814	$(2,653,814)	$—

(1)
Collateral with a fair value of  $2,801,218 has been received in connection with the above securities lending transactions. Excess collateral received from the individual counterparty is not shown for financial reporting purposes.

NOTE 11 — FEDERAL INCOME TAXES
The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.
Dividends paid by the Funds from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

NOTES TO FINANCIAL STATEMENTS as of September 30, 2019 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

The tax composition of dividends and distributions to shareholders was as follows:
	Six Months Ended September 30, 2019		Year Ended March 31, 2019
	Ordinary Income	Long-term Capital Gains	Ordinary Income	Return of Capital
Corporate Debt	$2,551,094	$—	$5,373,431	$—
Hard Currency Debt	4,262,782	—	8,788,737	—
Local Currency Debt	1,921,954	—	961,855	3,260,619
Securitized Credit	17,457,967	204,239	22,023,810	410,494
The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of September 30, 2019 were:
	Undistributed Ordinary Income	Unrealized Appreciation/ (Depreciation)	Capital Loss Carryforwards
			Amount	Character	Expiration
Corporate Debt	$(13,027)	$3,872,161	$(918,548)	Short-term	None
			(689,989)	Long-term	None
			$(1,608,537)
Hard Currency Debt	423,066	2,654,708	(4,339,276)	Short-term	None
			(3,948,848)	Long-term	None
			$(8,288,124)
Local Currency Debt	(593,522)	(2,056,333)	(2,744,407)	Short-term	None
			(4,728,004)	Long-term	None
			$(7,472,411)
Securitized Credit	(1,200,853)	16,373,285	—	—	—
The Funds’ major tax jurisdictions are U.S. federal and Arizona state.
As of September 30, 2019, no provision for income tax is required in the Funds’ financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Funds’ federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue. Generally, the earliest tax year that remains subject to examination by these jurisdictions is 2014.
NOTE 12 — Other Accounting Pronouncements
The Funds have made a change in accounting principle and adopted the provisions of Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2017-08 (“ASU 2017-08”), Premium Amortization on Purchased Callable Debt Securities. ASU 2017-08 shortens the amortization period for certain callable debt securities held at a premium; specifically, requiring the premium to be amortized to the earliest call date. Prior to ASU 2017-08, premiums on callable debt securities were generally amortized to maturity date. ASU 2017-08 is intended to more closely align the amortization period with the expectations incorporated into the market pricing on the underlying security. ASU 2017-08 does not require an accounting change for securities held at a discount; the discount continues to be amortized to maturity date. Upon evaluation, the Funds have concluded that the change in accounting principle does not materially impact the financial statement amounts. As a result of the adoption of
ASU 2017-08 effective as of April 1, 2019, the amortized cost basis of investments for Corporate Debt was reduced by $64,215 and unrealized appreciation of investments was increased by $64,215.
Also, in August 2018, the FASB issued Accounting Standards Update 2018-13, Fair Value Measurement (Topic 820): Disclosure Framework — Changes to the Disclosure Requirements for Fair Value Measurement (“ASU 2018-13”). The update provides guidance that eliminates, adds and modifies certain disclosure requirements for fair value measurements. ASU 2018-13 will be effective for annual periods beginning after December 15, 2019 and interim periods within those annual periods. At this time, the Funds have elected to early adopt the amendments that allow for removal of disclosure requirements related to transfers between Level 1 and Level 2 of the fair value hierarchy and the timing of transfers between levels of the fair value hierarchy. These changes did not have a material impact on the Funds’ financial statements. The Funds plan to

NOTES TO FINANCIAL STATEMENTS as of September 30, 2019 (Unaudited) (continued)

NOTE 12 — Other Accounting Pronouncements (continued)

adopt the amendments that require additional fair value measurement disclosures for annual periods beginning after December 15, 2019, and interim periods within those annual periods. The Funds are currently evaluating the impact of these changes on the financial statements.
NOTE 13 — AUDITOR CHANGE
On September 12, 2019, KPMG LLP (“KPMG”) was dismissed as the independent registered public accounting firm to the Trust, on behalf of the Funds. The decision to change independent registered public accounting firms was recommended by the Audit Committee of the Board and was approved by the Board.
KPMG’s reports on the Funds’ financial statements for the fiscal years ended March 31, 2019 and March 31, 2018 contained no adverse opinion or disclaimer of opinion nor were they qualified or modified as to uncertainty, audit scope or accounting principle.
During the fiscal years ended March 31, 2019 and March 31, 2018 and during the subsequent interim period through September 12, 2019: (i) there were no disagreements with KPMG on any matter of accounting principles or practices, financial statement disclosure or auditing scope or procedure, which disagreements, if not resolved to the satisfaction of KPMG, would have caused KPMG to make reference to the subject matter of the disagreements in connection with its reports on the Funds’ financial statements for such periods; and (ii) there were no “reportable events” of the kind described in Item 304(a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934, as amended.
On September 12, 2019, the Audit Committee of the Board recommended and the Board approved the selection of
Ernst & Young LLP (“EY”) as the Funds’ independent registered public accounting firm for the fiscal year ending March 31, 2020. During the Funds’ fiscal years ended March 31, 2019 and March 31, 2018, and the subsequent interim period through September 12, 2019, neither the Funds, nor anyone on their behalf, consulted with EY on items which: (i) concerned the application of accounting principles to a specified transaction, either completed or proposed, or the type of audit opinion that might be rendered on the Funds’ financial statements; or (ii) concerned the subject of a disagreement (as described in paragraph (a)(1)(iv) of Item 304 of Regulation S-K) or reportable events (as described in paragraph (a)(1)(v) of said Item 304).
NOTE 14 — SUBSEQUENT EVENTS
Dividends. Subsequent to September 30, 2019, the Funds paid net investment income dividends of:
	Class	Per Share Amount	Payable Date	Record Date
Corporate Debt	P	$0.0439	November 1, 2019	Daily
Hard Currency Debt	A	$0.0338	November 1, 2019	Daily
	I	$0.0364	November 1, 2019	Daily
	P	$0.0427	November 1, 2019	Daily
	W	$0.0361	November 1, 2019	Daily
Local Currency Debt	P	$0.0284	November 1, 2019	Daily
Securitized Credit	A	$0.0396	November 1, 2019	Daily
	I	$0.0425	November 1, 2019	Daily
	P	$0.0482	November 1, 2019	Daily
	W	$0.0419	November 1, 2019	Daily
The Funds have evaluated events occurring after the Statements of Assets and Liabilities date (“subsequent events”) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

Voya Emerging Markets	SUMMARY PORTFOLIO OF INVESTMENTS
Corporate Debt Fund	as of September 30, 2019 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 94.7%
		Argentina: 2.9%
500,000	(1)(2)	Arcor SAIC, 6.000%, 07/06/2023	$440,000	0.4
525,000	(2)	YPF Energia Electrica SA, 10.000%, 07/25/2026	366,193	0.4
500,000	(1)	YPF SA, 8.750%, 04/04/2024	416,250	0.4
500,000	(2)	YPF SA, 8.500%, 03/23/2021	438,750	0.4
1,100,000	(1)(2)	YPF SA, 8.500%, 06/27/2029	874,500	0.9
500,000	(2)	YPF SA, 8.750%, 04/04/2024	416,250	0.4
			2,951,943	2.9
		Brazil: 8.0%
750,000	(2)	Banco do Brasil SA/Cayman, 4.625%, 01/15/2025	789,187	0.8
1,000,000	(2)	Banco Safra SA/Cayman Islands, 4.125%, 02/08/2023	1,026,250	1.0
500,000	(2)	Banco Votorantim SA, 4.500%, 09/24/2024	513,750	0.5
700,000	(2)	Klabin Finance SA, 4.875%, 09/19/2027	713,132	0.7
300,000	(2)	Minerva Luxembourg SA, 5.875%, 01/19/2028	301,560	0.3
500,000	(2)	Minerva Luxembourg SA, 6.500%, 09/20/2026	521,975	0.5
250,000		Petrobras Global Finance BV, 5.750%, 02/01/2029	276,345	0.3
750,000		Petrobras Global Finance BV, 7.375%, 01/17/2027	907,358	0.9
750,000	(2)	St Marys Cement, Inc. Canada, 5.750%, 01/28/2027	836,250	0.8
300,000	(2)	Suzano Austria GmbH, 7.000%, 03/16/2047	342,750	0.4
1,725,000		Other Securities	1,850,757	1.8
			8,079,314	8.0
		Chile: 4.8%
800,000	(2)(3)	AES Gener SA, 7.125%, 03/26/2079	841,000	0.8
875,000		Celulosa Arauco y Constitucion SA, 3.875%-5.500%, 11/02/2027-11/02/2047	914,882	0.9
675,000	(2)	Colbun SA, 3.950%, 10/11/2027	702,428	0.7
600,000	(2)	Inversiones CMPC SA/ Cayman Islands Branch, 4.500%, 04/25/2022	624,756	0.6
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Chile (continued)
500,000		Inversiones CMPC SA, 4.750%, 09/15/2024	$536,784	0.5
750,000	(2)	SACI Falabella, 3.750%, 10/30/2027	782,625	0.8
450,000		Other Securities	466,020	0.5
			4,868,495	4.8
		China: 6.9%
1,500,000		Bank of China Ltd., 5.000%, 11/13/2024	1,635,333	1.6
1,500,000	(3)	China Construction Bank Corp., 3.875%, 05/13/2025	1,507,162	1.5
1,000,000		CNAC HK Finbridge Co. Ltd., 4.875%, 03/14/2025	1,079,375	1.1
500,000		CNAC HK Finbridge Co. Ltd., 5.125%, 03/14/2028	561,929	0.5
950,000	(2)	Tencent Holdings Ltd., 3.595%, 01/19/2028	994,520	1.0
1,300,000		Other Securities	1,270,494	1.2
			7,048,813	6.9
		Colombia: 6.7%
1,500,000	(1)	Banco Bilbao Vizcaya Argentaria Colombia SA, 4.875%, 04/21/2025	1,610,625	1.6
750,000	(1)	Banco de Bogota SA, 4.375%, 08/03/2027	799,695	0.8
500,000	(2)	Transportadora de Gas Internacional SA ESP, 5.550%, 11/01/2028	578,130	0.5
1,540,000		Ecopetrol SA, 5.375%, 06/26/2026	1,732,654	1.7
250,000		Ecopetrol SA, 5.875%, 05/28/2045	294,587	0.3
700,000		Millicom International Cellular SA, 6.000%, 03/15/2025	728,000	0.7
1,025,000	(2)	Millicom International Cellular SA, 5.125%, 01/15/2028	1,072,509	1.1
			6,816,200	6.7
		Ghana: 0.6%
600,000		Other Securities	609,400	0.6
		Hong Kong: 0.2%
200,000		Other Securities	196,250	0.2
		India: 6.8%
1,100,000	(2)	Adani Ports & Special Economic Zone Ltd., 4.375%, 07/03/2029	1,150,274	1.1

See Accompanying Notes to Financial Statements

Voya Emerging Markets	SUMMARY PORTFOLIO OF INVESTMENTS
Corporate Debt Fund	as of September 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		India (continued)
1,000,000	(2)	Bharti Airtel International Netherlands BV, 5.350%, 05/20/2024	$1,077,172	1.1
500,000	(2)	Bharti Airtel Ltd., 4.375%, 06/10/2025	517,958	0.5
2,000,000	(2)	Reliance Industries Ltd., 3.667%, 11/30/2027	2,092,549	2.1
1,000,000	(2)	Vedanta Resources Ltd., 6.375%, 07/30/2022	983,750	0.9
600,000	(1)	Vedanta Resources Ltd., 7.125%, 05/31/2023	593,550	0.6
500,000		Other Securities	504,062	0.5
			6,919,315	6.8
		Indonesia: 2.9%
1,200,000		Pertamina Persero PT, 4.300%, 05/20/2023	1,264,862	1.3
550,000		Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	581,938	0.6
1,000,000	(2)	Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	1,058,070	1.0
			2,904,870	2.9
		Israel: 3.8%
500,000		Altice Financing SA, 6.625%, 02/15/2023	514,375	0.5
900,000		Altice Financing SA, 7.500%, 05/15/2026	958,491	0.9
500,000		Israel Electric Corp. Ltd., 6.875%, 06/21/2023	571,000	0.6
500,000	(2)	Israel Electric Corp. Ltd., 4.250%, 08/14/2028	544,185	0.5
500,000		Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 07/21/2023	405,625	0.4
1,250,000		Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	878,125	0.9
			3,871,801	3.8
		Jamaica: 0.4%
350,000	(2)	Digicel Ltd., 6.000%, 04/15/2021	248,503	0.2
263,000		Other Securities	186,733	0.2
			435,236	0.4
		Kazakhstan: 2.1%
1,725,000		KazMunayGas National Co. JSC, 4.750%, 04/19/2027	1,870,383	1.8
275,000	(2)	KazMunayGas National Co. JSC, 4.750%, 04/24/2025	300,519	0.3
			2,170,902	2.1
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Kuwait: 1.1%
1,000,000		Equate Petrochemical BV, 4.250%, 11/03/2026	$1,075,937	1.1
		Malaysia: 1.0%
1,000,000		Petronas Capital Ltd., 3.500%, 03/18/2025	1,053,693	1.0
		Mauritius: 0.7%
700,000		Other Securities	693,651	0.7
		Mexico: 6.0%
950,000	(2)	Alpek SAB de CV, 4.250%, 09/18/2029	958,787	0.9
500,000	(2)(3)	Banco Mercantil del Norte SA/Grand Cayman, 7.500%, 12/31/2199	508,125	0.5
250,000		Cemex Finance LLC, 6.000%, 04/01/2024	257,250	0.3
250,000		Cemex SAB de CV, 5.700%, 01/11/2025	257,803	0.3
600,000	(2)	Cemex SAB de CV, 5.700%, 01/11/2025	618,726	0.6
500,000	(2)	Cemex SAB de CV, 7.750%, 04/16/2026	543,130	0.5
500,000	(2)(3)	Grupo Bimbo SAB de CV, 5.950%, 12/31/2199	528,500	0.5
680,000	(2)	Orbia Advance Corp. SAB de CV, 4.000%, 10/04/2027	689,357	0.7
625,000	(2)	Sigma Finance Netherlands BV, 4.875%, 03/27/2028	666,413	0.7
997,000		Other Securities	1,050,091	1.0
			6,078,182	6.0
		Morocco: 1.9%
750,000		OCP SA, 5.625%, 04/25/2024	820,915	0.8
500,000		OCP SA, 6.875%, 04/25/2044	621,875	0.6
500,000	(2)	OCP SA, 4.500%, 10/22/2025	526,875	0.5
			1,969,665	1.9
		Panama: 1.1%
1,050,000	(1)(2)	Multibank, Inc., 4.375%, 11/09/2022	1,082,560	1.1
		Peru: 5.1%
750,000	(3)	Banco de Credito del Peru/Panama, 6.125%, 04/24/2027	804,383	0.8
500,000	(3)	Banco de Credito del Peru/Panama, 6.875%, 09/16/2026	535,630	0.5

See Accompanying Notes to Financial Statements

Voya Emerging Markets	SUMMARY PORTFOLIO OF INVESTMENTS
Corporate Debt Fund	as of September 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Peru (continued)
500,000	(2)	Banco Internacional del Peru SAA Interbank, 3.250%, 10/04/2026	$500,500	0.5
300,000		Inretail Pharma SA, 5.375%, 05/02/2023	317,250	0.3
700,000	(2)	Inretail Pharma SA, 5.375%, 05/02/2023	740,250	0.8
500,000	(2)	Kallpa Generacion SA, 4.125%, 08/16/2027	520,005	0.5
775,000		Southern Copper Corp., 5.250%-6.750%, 04/16/2040-04/23/2045	949,266	0.9
750,000		Other Securities	780,695	0.8
			5,147,979	5.1
		Philippines: 1.2%
1,000,000		Power Sector Assets & Liabilities Management Corp., 7.390%, 12/02/2024	1,250,088	1.2
		Russia: 7.7%
550,000	(2)	ALROSA Finance SA, 4.650%, 04/09/2024	576,717	0.6
750,000	(2)	Evraz PLC, 5.250%, 04/02/2024	797,636	0.8
875,000		Gazprom Neft OAO Via GPN Capital SA, 6.000%, 11/27/2023	971,884	1.0
800,000		Gazprom OAO Via Gaz Capital SA, 4.950%, 03/23/2027	866,460	0.8
250,000	(2)	Novolipetsk Steel via Steel Funding DAC, 4.000%, 09/21/2024	258,627	0.3
550,000	(2)	Severstal OAO Via Steel Capital SA, 3.150%, 09/16/2024	548,228	0.5
1,050,000		VEON Holdings BV, 4.950%, 06/16/2024	1,118,775	1.1
1,000,000		VTB Bank OJSC Via VTB Capital SA, 6.950%, 10/17/2022	1,064,813	1.0
1,550,000		Other Securities	1,599,039	1.6
			7,802,179	7.7
		Saudi Arabia: 1.0%
900,000	(2)	SABIC Capital II BV, 4.500%, 10/10/2028	1,003,191	1.0
		Singapore: 1.9%
900,000		Oversea-Chinese Banking Corp. Ltd., 4.250%, 06/19/2024	956,815	0.9
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Singapore (continued)
1,000,000	(2)(3)	Oversea-Chinese Banking Corp. Ltd., 4.000%, 10/15/2024	$1,000,639	1.0
			1,957,454	1.9
		South Africa: 2.5%
1,000,000		AngloGold Ashanti Holdings PLC, 5.125%, 08/01/2022	1,054,195	1.0
400,000		AngloGold Ashanti Holdings PLC, 6.500%, 04/15/2040	447,498	0.5
238,000		Gold Fields Orogen Holding BVI Ltd., 4.875%, 10/07/2020	242,589	0.2
775,000	(2)	Gold Fields Orogen Holdings BVI Ltd., 5.125%, 05/15/2024	820,764	0.8
			2,565,046	2.5
		South Korea: 2.6%
550,000	(2)(3)	Kookmin Bank, 4.350%, 12/31/2199	565,186	0.6
1,925,000	(2)	Woori Bank Co. Ltd., 4.750%, 04/30/2024	2,068,199	2.0
			2,633,385	2.6
		Thailand: 1.9%
775,000	(2)	Bangkok Bank PCL/Hong Kong, 4.450%, 09/19/2028	872,571	0.9
1,000,000	(2)(3)	PTTEP Treasury Center Co. Ltd., 4.600%, 12/31/2199	1,024,698	1.0
			1,897,269	1.9
		Turkey: 4.7%
475,000	(2)	QNB Finansbank AS, 6.875%, 09/07/2024	494,229	0.5
1,100,000	(2)	Turk Telekomunikasyon AS, 6.875%, 02/28/2025	1,160,137	1.1
700,000	(2)	Turkiye Sise ve Cam Fabrikalari AS, 6.950%, 03/14/2026	721,609	0.7
500,000	(2)	Turkiye Vakiflar Bankasi TAO, 5.500%, 10/27/2021	497,704	0.5
550,000	(2)	Turkiye Vakiflar Bankasi TAO, 8.125%, 03/28/2024	561,358	0.6
1,300,000		Other Securities	1,284,875	1.3
			4,719,912	4.7
		United Arab Emirates: 6.4%
550,000	(2)	Abu Dhabi National Energy Co. PJSC, 4.000%, 10/03/2049	554,812	0.5

See Accompanying Notes to Financial Statements

Voya Emerging Markets	SUMMARY PORTFOLIO OF INVESTMENTS
Corporate Debt Fund	as of September 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		United Arab Emirates (continued)
1,000,000	(2)	Abu Dhabi National Energy Co. PJSC, 4.375%, 06/22/2026	$1,077,700	1.1
1,000,000		Abu Dhabi National Energy Co. PJSC, 5.875%, 12/13/2021	1,072,625	1.1
700,000		DP World Ltd., 6.850%, 07/02/2037	925,035	0.9
1,050,000	(3)	First Abu Dhabi Bank PJSC, 5.250%, 12/31/2199	1,062,653	1.0
750,000	(2)	MHP Lux SA, 6.250%, 09/19/2029	724,987	0.7
1,070,000		Other Securities	1,113,085	1.1
			6,530,897	6.4
		Vietnam: 1.1%
1,100,000	(2)	Mong Duong Finance Holdings BV, 5.125%, 05/07/2029	1,125,725	1.1
		Zambia: 0.7%
750,000	(2)	First Quantum Minerals Ltd., 7.250%, 04/01/2023	742,500	0.7
		Total Corporate Bonds/Notes (Cost $92,484,490)	96,201,852	94.7
SOVEREIGN BONDS: 2.5%
		Egypt: 1.1%
1,000,000	(2)	Egypt Government International Bond, 7.600%, 03/01/2029	1,061,142	1.1
		Indonesia: 0.5%
500,000		Other Securities	546,750	0.5
		Nigeria: 0.4%
400,000		Other Securities	405,416	0.4
		Saudi Arabia: 0.5%
500,000	(2)	Saudi Government International Bond, 4.000%, 04/17/2025	536,545	0.5
		Total Sovereign Bonds (Cost $2,417,896)	2,549,853	2.5
		Total Long-Term Investments (Cost $94,902,386)	98,751,705	97.2
SHORT-TERM INVESTMENTS:5.7%
		Commercial Paper: 1.7%
1,774,000		Sysco Corp., 2.470%, 10/01/2019 (Cost $1,774,000)	1,773,880	1.7
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements: 4.0%
1,000,000	(4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/19, 2.40%, due 10/01/19 (Repurchase Amount $1,000,066, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,020,000, due 10/25/19-07/15/61)	$1,000,000	1.0
1,000,000	(4)	Citadel Securities LLC, Repurchase Agreement dated 09/30/19, 2.39%, due 10/01/19 (Repurchase Amount $1,000,065, collateralized by various U.S. Government Securities, 0.000%-8.500%, Market Value plus accrued interest $1,020,068, due 10/15/19-09/09/49)	1,000,000	1.0
1,000,000	(4)	Guggenheim Securities LLC, Repurchase Agreement dated 09/30/19, 2.42%, due 10/01/19 (Repurchase Amount $1,000,066, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-5.000%, Market Value plus accrued interest $1,020,000, due 08/15/22-06/20/69)	1,000,000	1.0
53,325	(4)	National Bank Financial, Repurchase Agreement dated 09/30/19, 1.91%, due 10/01/19 (Repurchase Amount $53,328, collateralized by various U.S. Government Securities, 0.000%-5.250%, Market Value plus accrued interest $54,392, due 10/01/19- 02/15/40)	53,325	0.0

See Accompanying Notes to Financial Statements

Voya Emerging Markets	SUMMARY PORTFOLIO OF INVESTMENTS
Corporate Debt Fund	as of September 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
1,000,000	(4)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/19, 2.37%, due 10/01/19 (Repurchase Amount $1,000,065, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 10/15/19-09/01/49)	$1,000,000	1.0
			4,053,325	4.0
		Total Short-Term Investments (Cost $5,827,325)	5,827,205	5.7
		Total Investments in Securities (Cost $100,729,711)	$104,578,910	102.9
		Liabilities in Excess of Other Assets	(2,970,869)	(2.9)
		Net Assets	$101,608,041	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of September 30, 2019.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Security, or a portion of the security, is on loan.

(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(3)
Variable rate security. Rate shown is the rate in effect as of September 30, 2019.

(4)
Represents securities purchased with cash collateral received for securities on loan.

Sector Diversification	Percentage of Net Assets
Financial	26.8%
Basic Materials	19.8
Energy	16.7
Communications	10.1
Utilities	9.3
Consumer, Non-cyclical	7.5
Industrial	3.0
Sovereign Bonds	2.5
Consumer, Cyclical	1.5
Short-Term Investments	5.7
Liabilities in Excess of Other Assets	(2.9)
Net Assets	100.0%

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$96,201,852	$—	$96,201,852
Sovereign Bonds	—	2,549,853	—	2,549,853
Short-Term Investments	—	5,827,205	—	5,827,205
Total Investments, at fair value	$—	$104,578,910	$—	$104,578,910
Other Financial Instruments+
Futures	143,774	—	—	143,774
Total Assets	$143,774	$104,578,910	$—	$104,722,684
Liabilities Table
Other Financial Instruments+
Futures	$(120,375)	$—	$—	$(120,375)
Total Liabilities	$(120,375)	$—	$—	$(120,375)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

See Accompanying Notes to Financial Statements

Voya Emerging Markets	SUMMARY PORTFOLIO OF INVESTMENTS
Corporate Debt Fund	as of September 30, 2019 (Unaudited) (continued)

At September 30, 2019, the following futures contracts were outstanding for Voya Emerging Markets Corporate Debt Fund:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	30	12/31/19	$6,465,000	$(15,775)
U.S. Treasury 5-Year Note	42	12/31/19	5,004,234	(26,983)
U.S. Treasury Ultra Long Bond	13	12/19/19	2,494,781	(77,617)
			$13,964,015	$(120,375)
Short Contracts:
U.S. Treasury 10-Year Note	(30)	12/19/19	(3,909,375)	33,236
U.S. Treasury Long Bond	(21)	12/19/19	(3,408,562)	67,644
U.S. Treasury Ultra 10-Year Note	(37)	12/19/19	(5,269,031)	42,894
			$(12,586,968)	$143,774
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of September 30, 2019 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Net Assets — Unrealized appreciation*	$143,774
Total Asset Derivatives		$143,774
Liability Derivatives
Interest rate contracts	Net Assets — Unrealized depreciation*	$120,375
Total Liability Derivatives		$120,375

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended September 30, 2019 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(348,147)
Total	$(348,147)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$114,411
Total	$114,411
At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $100,730,148.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$5,267,981
Gross Unrealized Depreciation	(1,395,820)
Net Unrealized Appreciation	$3,872,161
See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2019 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 30.1%
		Argentina: 0.2%
500,000	(1)	YPF Energia Electrica SA, 10.000%, 07/25/2026	$348,755	0.2
		Brazil: 2.6%
500,000	(1)(2)	Banco do Brasil SA/ Cayman, 4.625%, 01/15/2025	526,125	0.3
1,250,000		Petrobras Global Finance BV, 5.750%, 02/01/2029	1,381,725	0.8
1,000,000		Petrobras Global Finance BV, 7.375%, 01/17/2027	1,209,810	0.7
1,000,000		Petrobras Global Finance BV, 8.750%, 05/23/2026	1,282,500	0.8
			4,400,160	2.6
		Cayman Islands: 0.4%
750,000		Other Securities	762,319	0.4
		Chile: 3.9%
750,000	(1)	Celulosa Arauco y Constitucion SA, 4.250%, 04/30/2029	780,945	0.5
1,200,000	(1)	Celulosa Arauco y Constitucion SA, 5.500%, 04/30/2049	1,333,500	0.8
1,150,000	(1)	Corp Nacional del Cobre de Chile, 4.250%, 07/17/2042	1,252,833	0.7
750,000	(1)	Corp Nacional del Cobre de Chile, 4.500%, 08/01/2047	855,102	0.5
2,000,000	(1)	Empresa Nacional del Petroleo, 3.750%, 08/05/2026	2,067,506	1.2
300,000	(1)	Empresa Nacional del Petroleo, 4.500%, 09/14/2047	324,000	0.2
			6,613,886	3.9
		China: 1.9%
1,700,000		CNAC HK Finbridge Co. Ltd., 5.125%, 03/14/2028	1,910,557	1.1
1,300,000	(1)	Tencent Holdings Ltd., 3.595%, 01/19/2028	1,360,923	0.8
			3,271,480	1.9
		Croatia: 0.6%
975,000	(1)	Hrvatska Elektroprivreda, 5.875%, 10/23/2022	1,065,678	0.6
		Georgia: 0.6%
1,000,000	(1)	Georgian Oil and Gas Corp. JSC, 6.750%, 04/26/2021	1,041,038	0.6
		India: 0.3%
500,000	(1)	Adani Ports & Special Economic Zone Ltd., 4.375%, 07/03/2029	522,852	0.3
Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Indonesia: 4.0%
750,000		Pertamina Persero PT, 4.300%, 05/20/2023	$790,539	0.5
1,250,000		Pertamina Persero PT, 5.625%, 05/20/2043	1,459,478	0.8
1,000,000	(1)	Pertamina Persero PT, 3.650%, 07/30/2029	1,028,753	0.6
750,000		Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	793,552	0.5
2,000,000	(1)	Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	2,116,139	1.2
500,000	(1)	Perusahaan Listrik Negara PT, 6.250%, 01/25/2049	650,752	0.4
			6,839,213	4.0
		Kazakhstan: 2.1%
1,500,000	(1)	KazMunayGas National Co. JSC, 6.375%, 10/24/2048	1,867,908	1.1
1,500,000		KazMunayGas National Co. JSC, 4.750%-5.750%, 04/19/2027-04/19/2047	1,671,800	1.0
			3,539,708	2.1
		Mexico: 4.6%
750,000	(1)	Alpek SAB de CV, 4.250%, 09/18/2029	756,937	0.5
500,000	(1)(3)	Banco Mercantil del Norte SA/Grand Cayman, 7.500%, 12/31/2199	508,125	0.3
1,000,000	(1)	Banco Nacional de Comercio Exterior SNC/ Cayman Islands, 4.375%, 10/14/2025	1,047,510	0.6
500,000	(1)	Cemex SAB de CV, 7.750%, 04/16/2026	543,130	0.3
200,000	(1)	Mexico City Airport Trust, 4.250%, 10/31/2026	202,250	0.1
1,500,000		Petroleos Mexicanos, 6.875%, 08/04/2026	1,616,250	1.0
3,200,000		Petroleos Mexicanos, 4.500%-6.750%, 01/23/2026-09/21/2047	3,140,768	1.8
			7,814,970	4.6
		Panama: 1.7%
1,000,000	(1)	Autoridad del Canal de Panama, 4.950%, 07/29/2035	1,153,010	0.7
1,500,000	(1)	Empresa de Transmision Electrica SA, 5.125%, 05/02/2049	1,731,562	1.0
			2,884,572	1.7

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: (continued)
		Peru: 2.4%
500,000	(1)	Banco Internacional del Peru SAA Interbank, 3.250%, 10/04/2026	$500,500	0.3
500,000	(1)	Kallpa Generacion SA, 4.125%, 08/16/2027	520,005	0.3
250,000		Petroleos del Peru SA, 4.750%, 06/19/2032	274,688	0.2
1,000,000	(1)	Petroleos del Peru SA, 5.625%, 06/19/2047	1,187,800	0.7
1,500,000		Other Securities	1,547,505	0.9
			4,030,498	2.4
		Russia: 2.1%
975,000	(1)	Evraz PLC, 5.250%, 04/02/2024	1,036,927	0.6
1,700,000		Gazprom OAO Via Gaz Capital SA, 4.950%, 03/23/2027	1,841,227	1.1
300,000	(1)	Severstal OAO Via Steel Capital SA, 3.150%, 09/16/2024	299,034	0.2
300,000		Other Securities	322,808	0.2
			3,499,996	2.1
		Saudi Arabia: 0.8%
1,250,000	(1)	SABIC Capital II BV, 4.500%, 10/10/2028	1,393,321	0.8
		South Africa: 0.6%
1,000,000	(1)	Eskom Holdings SOC Ltd., 6.350%, 08/10/2028	1,072,392	0.6
		United Arab Emirates: 0.3%
475,000	(1)	MHP Lux SA, 6.250%, 09/19/2029	459,159	0.3
		Venezuela: 0.1%
2,750,000	(4)(5)	Petroleos de Venezuela SA, 9.000%-9.750%, 11/17/2021-05/17/2035	220,000	0.1
		Vietnam: 0.9%
1,500,000	(1)	Mong Duong Finance Holdings BV, 5.125%, 05/07/2029	1,535,079	0.9
		Total Corporate Bonds/ Notes (Cost $49,282,023)	51,315,076	30.1
SOVEREIGN BONDS: 66.6%
		Angola: 0.3%
500,000	(1)(2)	Angolan Government International Bond, 9.500%, 11/12/2025	562,808	0.3
Principal Amount†			Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
		Argentina: 2.0%
7,701,019		Argentine Republic Government International Bond, 6.625%-8.280%, 04/22/2026-07/06/2036	$3,345,177	2.0
		Azerbaijan: 0.3%
500,000		Other Securities	530,410	0.3
		Belarus: 0.4%
700,000		Other Securities	739,075	0.4
		Brazil: 1.5%
2,500,000		Brazilian Government International Bond, 2.625%, 01/05/2023	2,501,875	1.5
		Colombia: 3.6%
1,750,000		Colombia Government International Bond, 5.000%, 06/15/2045	2,056,705	1.2
1,000,000		Colombia Government International Bond, 5.200%, 05/15/2049	1,211,010	0.7
1,500,000		Colombia Government International Bond, 8.125%, 05/21/2024	1,860,015	1.1
900,000		Colombia Government International Bond, 2.625%-6.125%, 03/15/2023-01/18/2041	1,055,634	0.6
			6,183,364	3.6
		Costa Rica: 0.6%
1,100,000	(1)(2)	Costa Rica Government International Bond, 4.250%, 01/26/2023	1,079,386	0.6
		Croatia: 1.6%
2,025,000		Croatia Government International Bond, 5.500%, 04/04/2023	2,245,804	1.3
500,000	(1)	Croatia Government International Bond, 5.500%, 04/04/2023	554,519	0.3
			2,800,323	1.6
		Dominican Republic: 3.8%
750,000		Dominican Republic International Bond, 5.875%, 04/18/2024	795,008	0.5
1,500,000	(2)	Dominican Republic International Bond, 6.000%, 07/19/2028	1,640,640	0.9

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
		Dominican Republic (continued)
1,500,000	(1)	Dominican Republic International Bond, 5.500%, 01/27/2025	$1,586,265	0.9
750,000	(1)	Dominican Republic International Bond, 6.600%, 01/28/2024	825,937	0.5
1,500,000	(1)	Dominican Republic International Bond, 6.875%, 01/29/2026	1,696,890	1.0
			6,544,740	3.8
		Ecuador: 2.2%
500,000	(1)	Ecuador Government International Bond, 10.750%, 01/31/2029	541,567	0.3
3,150,000		Ecuador Government International Bond, 7.875%-10.750%, 03/28/2022-01/31/2029	3,249,897	1.9
			3,791,464	2.2
		Egypt: 3.9%
750,000	(1)(2)	Egypt Government International Bond, 5.875%, 06/11/2025	769,481	0.4
1,100,000	(1)	Egypt Government International Bond, 7.600%, 03/01/2029	1,167,256	0.7
1,750,000	(1)	Egypt Government International Bond, 8.700%, 03/01/2049	1,886,911	1.1
2,700,000		Egypt Government International Bond, 6.125%-8.500%, 01/31/2022-01/31/2047	2,853,096	1.7
			6,676,744	3.9
		El Salvador: 0.6%
1,000,000	(1)	El Salvador Government International Bond, 6.375%, 01/18/2027	1,041,260	0.6
		Gabon: 0.3%
500,000	(1)	Gabonese Republic, 6.375%, 12/12/2024	493,625	0.3
		Ghana: 1.1%
1,750,000		Ghana Government International Bond, 7.875%, 03/26/2027	1,793,750	1.1
		Honduras: 0.3%
500,000		Other Securities	543,130	0.3
		Hungary: 1.8%
2,000,000		Hungary Government International Bond, 5.375%, 02/21/2023	2,199,300	1.3
Principal Amount†			Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
		Hungary (continued)
500,000		Hungary Government International Bond, 7.625%, 03/29/2041	$831,899	0.5
			3,031,199	1.8
		Indonesia: 4.1%
300,000		Indonesia Government International Bond, 4.750%, 02/11/2029	341,616	0.2
1,250,000		Indonesia Government International Bond, 5.250%, 01/17/2042	1,506,139	0.9
1,700,000		Indonesia Government International Bond, 8.500%, 10/12/2035	2,674,136	1.6
500,000	(1)	Indonesia Government International Bond, 4.125%, 01/15/2025	533,297	0.3
1,750,000	(1)	Perusahaan Penerbit SBSN Indonesia III, 4.150%, 03/29/2027	1,876,000	1.1
			6,931,188	4.1
		Ivory Coast: 0.9%
1,540,000	(3)	Ivory Coast Government International Bond, 5.750%, 12/31/2032	1,515,999	0.9
		Jamaica: 1.9%
2,000,000		Jamaica Government International Bond, 7.875%, 07/28/2045	2,620,020	1.5
500,000		Jamaica Government International Bond, 8.000%, 03/15/2039	656,880	0.4
			3,276,900	1.9
		Kazakhstan: 1.7%
2,000,000	(1)	Kazakhstan Government International Bond, 6.500%, 07/21/2045	2,912,792	1.7
		Kenya: 1.4%
500,000		Kenya Government International Bond, 7.250%, 02/28/2028	519,787	0.3
1,300,000		Kenya Government International Bond, 8.000%, 05/22/2032	1,360,125	0.8
500,000	(1)	Kenya Government International Bond, 6.875%, 06/24/2024	528,597	0.3
			2,408,509	1.4

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
		Lebanon: 1.6%
2,000,000		Lebanon Government International Bond, 6.100%, 10/04/2022	$1,423,750	0.8
2,000,000		Lebanon Government International Bond, 6.850%, 03/23/2027	1,301,820	0.8
			2,725,570	1.6
		Mexico: 1.7%
2,750,000		Mexico Government International Bond, 4.000%-4.500%, 10/02/2023-01/15/2047	2,920,218	1.7
		Morocco: 1.1%
1,500,000		Morocco Government International Bond, 4.250%, 12/11/2022	1,571,971	0.9
250,000	(1)	Morocco Government International Bond, 5.500%, 12/11/2042	299,485	0.2
			1,871,456	1.1
		Namibia: 0.3%
500,000		Other Securities	517,277	0.3
		Nigeria: 1.2%
2,050,000		Nigeria Government International Bond, 6.500%-7.875%, 11/28/2027-02/23/2038	2,104,115	1.2
		Oman: 1.2%
800,000		Oman Government International Bond, 6.000%, 08/01/2029	797,712	0.5
500,000	(1)	Oman Government International Bond, 5.375%, 03/08/2027	492,800	0.3
750,000	(1)	Oman Government International Bond, 6.500%, 03/08/2047	696,019	0.4
			1,986,531	1.2
		Pakistan: 0.3%
500,000		Other Securities	502,605	0.3
		Panama: 3.5%
1,250,000		Panama Government International Bond, 6.700%, 01/26/2036	1,784,387	1.1
800,000		Panama Government International Bond, 9.375%, 04/01/2029	1,231,008	0.7
2,600,000		Panama Government International Bond, 3.875%-4.500%, 03/17/2028-04/29/2053	2,978,651	1.7
			5,994,046	3.5
Principal Amount†			Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
		Paraguay: 1.6%
2,500,000	(2)	Paraguay Government International Bond, 4.625%-5.600%, 01/25/2023-03/13/2048	$2,770,078	1.6
		Peru: 0.7%
861,000		Peruvian Government International Bond, 5.625%, 11/18/2050	1,263,526	0.7
		Philippines: 1.5%
750,000		Philippine Government International Bond, 6.375%, 01/15/2032	1,040,188	0.6
1,000,000		Philippine Government International Bond, 7.750%, 01/14/2031	1,506,569	0.9
			2,546,757	1.5
		Poland: 0.5%
750,000		Other Securities	798,385	0.5
		Qatar: 0.7%
1,000,000	(1)	Qatar Government International Bond, 4.000%-4.817%, 03/14/2029-03/14/2049	1,174,658	0.7
		Republic Of Serbia: 0.5%
EUR 800,000		Other Securities	909,824	0.5
		Romania: 1.1%
500,000	(1)	Romanian Government International Bond, 4.375%, 08/22/2023	535,522	0.3
1,150,000		Romanian Government International Bond, 5.125%-6.750%, 02/07/2022-06/15/2048	1,288,689	0.8
			1,824,211	1.1
		Russia: 2.7%
1,000,000		Russia Government Bond, 5.625%, 04/04/2042	1,234,479	0.7
2,000,000		Russian Foreign Bond - Eurobond, 4.750%, 05/27/2026	2,187,408	1.3
1,000,000		Russian Foreign Bond - Eurobond, 5.250%, 06/23/2047	1,190,018	0.7
			4,611,905	2.7
		Senegal: 0.3%
500,000		Other Securities	505,000	0.3
		South Africa: 1.4%
2,000,000		Republic of South Africa Government International Bond, 4.300%, 10/12/2028	1,934,960	1.1

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
		South Africa (continued)
500,000		Republic of South Africa Government International Bond, 5.750%, 09/30/2049	$498,154	0.3
			2,433,114	1.4
		Sri Lanka: 1.9%
750,000		Sri Lanka Government International Bond, 7.550%, 03/28/2030	739,809	0.4
500,000	(1)	Sri Lanka Government International Bond, 5.875%, 07/25/2022	503,245	0.3
2,000,000	(1)	Sri Lanka Government International Bond, 6.825%, 07/18/2026	1,980,760	1.2
			3,223,814	1.9
		Turkey: 3.9%
1,500,000		Turkey Government International Bond, 4.875%, 10/09/2026	1,391,154	0.8
1,450,000		Turkey Government International Bond, 7.250%, 12/23/2023	1,535,856	0.9
1,750,000		Turkey Government International Bond, 7.375%, 02/05/2025	1,862,332	1.1
1,800,000		Turkey Government International Bond, 5.125%-7.625%, 02/17/2028-05/11/2047	1,790,586	1.1
			6,579,928	3.9
		Ukraine: 2.4%
441,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/2020	451,489	0.3
346,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/2021	360,842	0.2
346,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/2022	365,030	0.2
346,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/2023	364,489	0.2
346,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/2024	366,186	0.2
346,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/2025	363,976	0.2
Principal Amount†			Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
		Ukraine (continued)
346,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/2026	$361,914	0.2
225,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/2027	234,685	0.2
1,150,000		Ukraine Government International Bond, 7.375%-9.750%, 11/01/2028-09/25/2032	1,228,135	0.7
			4,096,746	2.4
		Uruguay: 1.6%
1,500,000		Uruguay Government International Bond, 4.375%, 10/27/2027	1,650,953	1.0
750,000		Uruguay Government International Bond, 4.375%-7.625%, 01/23/2031-03/21/2036	1,016,445	0.6
			2,667,398	1.6
		Venezuela: 0.1%
1,250,000	(6)	Other Securities	140,625	0.1
		Zambia: 0.5%
1,250,000	(1)	Zambia Government International Bond, 8.500%-8.970%, 04/14/2024-07/30/2027	895,531	0.5
		Total Sovereign Bonds (Cost $113,126,508)	113,767,036	66.6
U.S. TREASURY OBLIGATIONS:0.0%
		U.S. Treasury Bonds: 0.0%
30,000		Other Securities	37,615	0.0
		U.S. Treasury Notes: 0.0%
18,000		Other Securities	18,100	0.0
		Total U.S. Treasury Obligations (Cost $53,406)	55,715	0.0
		Total Long-Term Investments (Cost $162,461,937)	165,137,827	96.7
SHORT-TERM INVESTMENTS:4.9%
		Commercial Paper: 2.1%
1,000,000		McKesson Corp., 2.420%, 10/04/2019	999,735	0.6
2,578,000		Sysco Corp., 2.470%, 10/01/2019	2,577,825	1.5
			3,577,560	2.1

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements: 2.8%
1,109,579	(7)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/19, 2.40%, due 10/01/19 (Repurchase Amount $1,109,652, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,131,770, due 10/25/19-07/15/61)	$1,109,579	0.6
1,109,579	(7)	Guggenheim Securities LLC, Repurchase Agreement dated 09/30/19, 2.42%, due 10/01/19 (Repurchase Amount $1,109,653, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-5.000%, Market Value plus accrued interest $1,131,771, due 08/15/22-06/20/69)	1,109,579	0.7
188,909	(7)	Industrial & Comm. Bank of China, Repurchase Agreement dated 09/30/19, 2.37%, due 10/01/19 (Repurchase Amount $188,921, collateralized by various U.S. Government Securities, 1.750%-3.625%, Market Value plus accrued interest $192,687, due 11/30/19-05/15/49)	188,909	0.1
1,109,579	(7)	Jefferies LLC, Repurchase Agreement dated 09/30/19, 2.45%, due 10/01/19 (Repurchase Amount $1,109,653, collateralized by various U.S. Government Agency Obligations, 0.000%-5.000%, Market Value plus accrued interest $1,131,771, due 10/02/19-11/20/48)	1,109,579	0.7
Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
		Repurchase Agreements (continued)
139,307	(7)	National Bank Financial, Repurchase Agreement dated 09/30/19, 1.91%, due 10/01/19 (Repurchase Amount $139,314, collateralized by various U.S. Government Securities, 0.000%-5.250%, Market Value plus accrued interest $142,093, due 10/01/19-02/15/40)	$139,307	0.1
1,109,579	(7)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/19, 2.37%, due 10/01/19 (Repurchase Amount $1,109,651, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,131,771, due 10/15/19-09/01/49)	1,109,579	0.6
			4,766,532	2.8
		Total Short-Term Investments (Cost $8,344,348)	8,344,092	4.9
		Total Investments in Securities (Cost $170,806,285)	$173,481,919	101.6
		Liabilities in Excess of Other Assets	(2,805,439)	(1.6)
		Net Assets	$170,676,480	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of September 30, 2019.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(2)
Security, or a portion of the security, is on loan.

(3)
Variable rate security. Rate shown is the rate in effect as of September 30, 2019.

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2019 (Unaudited) (continued)

(4)
Defaulted security

(5)
Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2019, the Fund held restricted securities with a fair value of  $220,000 or 0.1% of net assets. Please refer to the table below for additional details.

(6)
The grouping contains securities in default.

(7)
Represents securities purchased with cash collateral received for securities on loan.

EUR EU Euro
Sector Diversification	Percentage of Net Assets
Sovereign Bonds	66.6%
Energy	13.3
Utilities	5.9
Basic Materials	5.7
Financial	2.3
Industrial	1.1
Consumer, Non-cyclical	1.0
Communications	0.8
U.S. Treasury Obligations	0.0
Short-Term Investments	4.9
Liabilities in Excess of Other Assets	(1.6)
Net Assets	100.0%

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Corporate Bonds/Notes	$—	$51,315,076	$—	$51,315,076
Sovereign Bonds	—	113,767,036	—	113,767,036
U.S. Treasury Obligations	—	55,715	—	55,715
Short-Term Investments	—	8,344,092	—	8,344,092
Total Investments, at fair value	$—	$173,481,919	$—	$173,481,919
Other Financial Instruments+
Forward Foreign Currency Contracts	—	13,313	—	13,313
Futures	170,603	—	—	170,603
Total Assets	$170,603	$173,495,232	$—	$173,665,835
Liabilities Table
Other Financial Instruments+
Futures	$(124,167)	$—	$—	$(124,167)
Total Liabilities	$(124,167)	$—	$—	$(124,167)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2019, Voya Emerging Markets Hard Currency Debt Fund held the following restricted securities:
Security	Acquisition Date	Acquisition Cost	Fair Value
Petroleos de Venezuela SA	2/27/2014	$807,052	$80,000
Petroleos de Venezuela SA	7/25/2013	1,396,755	140,000
		$2,203,807	$220,000
At September 30, 2019, the following forward foreign currency contracts were outstanding for Voya Emerging Markets Hard Currency Debt Fund:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 877,403	EUR 791,272	Citibank N.A.	10/25/19	$13,313
				$13,313

See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2019 (Unaudited) (continued)

At September 30, 2019, the following futures contracts were outstanding for Voya Emerging Markets Hard Currency Debt Fund:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	37	12/31/19	$7,973,500	$(18,569)
U.S. Treasury 5-Year Note	25	12/31/19	2,978,711	(14,960)
U.S. Treasury Long Bond	11	12/19/19	1,785,438	(37,491)
U.S. Treasury Ultra Long Bond	9	12/19/19	1,727,156	(52,705)
			$14,464,805	$(123,725)
Short Contracts:
U.S. Treasury 10-Year Note	(2)	12/19/19	(260,625)	(442)
U.S. Treasury Ultra 10-Year Note	(88)	12/19/19	(12,531,750)	170,603
			$(12,792,375)	$170,161
Currency Abbreviations
EUR – EU Euro
USD – United States Dollar
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of September 30, 2019 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$13,313
Interest rate contracts	Net Assets — Unrealized appreciation*	170,603
Total Asset Derivatives		$183,916
Liability Derivatives
Interest rate contracts	Net Assets — Unrealized depreciation*	$124,167
Total Liability Derivatives		$124,167

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended September 30, 2019 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Foreign exchange contracts	$32,246	$—	$32,246
Interest rate contracts	—	(594,191)	(594,191)
Total	$32,246	$(594,191)	$(561,945)
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Total
Foreign exchange contracts	$13,313	$—	$13,313
Interest rate contracts	—	180,344	180,344
Total	$13,313	$180,344	$193,657
See Accompanying Notes to Financial Statements

Voya Emerging Markets Hard	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2019 (Unaudited) (continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2019:
Citibank N.A.
Assets:
Forward foreign currency contracts	$13,313
Total Assets	$13,313
Net OTC derivative instruments by counterparty, at fair value	$13,313
Total collateral pledged by the Fund/(Received from counterparty)	$—
Net Exposure(1)	$13,313

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $170,886,887.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$11,991,790
Gross Unrealized Depreciation	(9,337,082)
Net Unrealized Appreciation	$2,654,708
See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2019 (Unaudited)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: 89.5%
	Argentina: 0.1%
ARS 21,567,000 (1)	Argentine Bonos del Tesoro, 15.500%-18.200%, 10/03/2021-10/17/2026	$131,965	0.1
	Brazil: 10.3%
BRL 10,229,000	Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2027	2,889,038	3.2
BRL 16,158,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/2023	4,327,802	4.9
BRL 5,350,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/2025	1,477,289	1.7
BRL 1,666,000	Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/2029	478,569	0.5
		9,172,698	10.3
	Chile: 3.3%
CLP 1,495,000,000	Bonos de la Tesoreria de la Republica en pesos, 5.000%, 03/01/2035	2,573,595	2.9
CLP230,000,000	Bonos de la Tesoreria de la Republica en pesos, 4.500%-5.100%, 03/01/2026-07/15/2050	395,698	0.4
		2,969,293	3.3
	Colombia: 4.8%
COP 6,317,700,000	Colombian TES, 6.000%, 04/28/2028	1,839,406	2.1
COP 2,767,700,000	Colombian TES, 7.000%, 06/30/2032	855,283	0.9
COP 4,917,000,000	Colombian TES, 7.500%, 08/26/2026	1,572,942	1.8
		4,267,631	4.8
	Czech Republic: 3.3%
CZK 32,300,000	Czech Republic Government Bond, 1.000%, 06/26/2026	1,340,961	1.5
CZK 23,500,000	Czech Republic Government Bond, 2.400%, 09/17/2025	1,057,445	1.2
CZK 12,570,000	Czech Republic Government Bond, 0.950%, 05/15/2030	509,526	0.6
		2,907,932	3.3
	Dominican Republic: 0.2%
DOP 8,000,000	Dominican Republic International Bond, 8.900%, 02/15/2023	154,763	0.2
	Hungary: 3.0%
HUF 321,900,000	Hungary Government Bond, 2.750%, 12/22/2026	1,142,215	1.3
HUF 228,890,000	Hungary Government Bond, 3.000%, 06/26/2024	817,427	0.9
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Hungary (continued)
HUF 187,790,000	Hungary Government Bond, 3.000%, 10/27/2027	$678,766	0.8
		2,638,408	3.0
	Indonesia: 7.0%
IDR 8,959,000,000	Indonesia Treasury Bond, 7.500%, 08/15/2032	627,225	0.7
IDR 18,344,000,000	Indonesia Treasury Bond, 7.500%, 05/15/2038	1,270,084	1.5
IDR 18,137,000,000	Indonesia Treasury Bond, 8.375%, 03/15/2034	1,354,238	1.5
IDR 16,503,000,000	Indonesia Treasury Bond, 8.375%, 04/15/2039	1,226,884	1.4
IDR 9,481,000,000	Indonesia Treasury Bond, 11.000%, 09/15/2025	798,154	0.9
IDR 12,237,000,000	Indonesia Treasury Bond, 7.000%-8.750%, 05/15/2027-06/15/2032	895,709	1.0
		6,172,294	7.0
	Malaysia: 4.9%
MYR 2,608,000	Malaysia Government Bond, 3.899%, 11/16/2027	640,744	0.7
MYR 15,015,000	Malaysia Government Bond, 3.955%, 09/15/2025	3,704,412	4.2
		4,345,156	4.9
	Mexico: 10.2%
MXN 65,182,200	Mexican Bonos, 6.500%, 06/09/2022	3,288,870	3.7
MXN 12,170,000	Mexican Bonos, 7.500%, 06/03/2027	640,877	0.7
MXN 37,912,700	Mexican Bonos, 7.750%, 05/29/2031	2,037,457	2.3
MXN 33,481,000	Mexican Bonos, 8.500%, 11/18/2038	1,912,119	2.2
MXN 18,220,000	Mexican Bonos, 10.000%, 11/20/2036	1,176,120	1.3
		9,055,443	10.2
	Peru: 4.9%
PEN 4,070,000	Peru Government Bond, 6.350%, 08/12/2028	1,408,201	1.6
PEN 372,000	Peru Government Bond, 6.850%, 02/12/2042	135,198	0.2
PEN 2,821,000	Peru Government Bond, 6.900%, 08/12/2037	1,025,046	1.1
PEN 1,500,000 (2)	Peru Government Bond, 5.400%, 08/12/2034	475,321	0.6
PEN 3,729,000 (2)	Peru Government Bond, 6.150%, 08/12/2032	1,268,549	1.4
		4,312,315	4.9

See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2019 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Philippines: 2.4%
PHP 100,000,000	Philippine Government International Bond, 3.900%, 11/26/2022	$1,936,138	2.2
PHP 10,000,000	Philippine Government International Bond, 6.250%, 01/14/2036	231,605	0.2
		2,167,743	2.4
	Poland: 4.2%
PLN 9,840,000	Republic of Poland Government Bond, 2.500%, 07/25/2026	2,546,460	2.9
PLN 2,374,000	Republic of Poland Government Bond, 2.750%, 04/25/2028	629,029	0.7
PLN 1,953,000	Republic of Poland Government Bond, 2.750%, 10/25/2029	519,975	0.6
		3,695,464	4.2
	Romania: 3.2%
RON 3,370,000 (1)	Romania Government Bond, 3.250%, 04/29/2024	757,136	0.8
RON 9,260,000 (1)	Romania Government Bond, 3.400%, 03/08/2022	2,126,995	2.4
		2,884,131	3.2
	Russia: 9.4%
RUB 36,990,000	Russian Federal Bond - OFZ, 6.900%, 05/23/2029	570,617	0.6
RUB 77,670,000	Russian Federal Bond - OFZ, 7.500%, 08/18/2021	1,218,936	1.4
RUB 102,964,000	Russian Federal Bond - OFZ, 7.750%, 09/16/2026	1,674,953	1.9
RUB 168,800,000	Russian Federal Bond - OFZ, 7.950%, 10/07/2026	2,782,396	3.1
RUB 135,924,000	Russian Federal Bond - OFZ, 7.250%, 05/10/2034	2,116,625	2.4
		8,363,527	9.4
	South Africa: 4.8%
ZAR 65,035,000	Republic of South Africa Government Bond, 8.500%, 01/31/2037	3,858,424	4.4
ZAR 6,143,022	Republic of South Africa Government Bond, 6.250%-9.000%, 03/31/2036-01/31/2040	375,109	0.4
		4,233,533	4.8
	South Korea: 1.3%
IDR 15,800,000,000	Export-Import Bank of Korea, 7.250%, 12/07/2024	1,119,969	1.3
Principal Amount†		Value	Percentage of Net Assets
SOVEREIGN BONDS: (continued)
	Thailand: 8.6%
THB 10,570,000	Thailand Government Bond, 2.125%, 12/17/2026	$361,892	0.4
THB 31,724,000	Thailand Government Bond, 3.650%, 06/20/2031	1,277,491	1.4
THB 64,354,000	Thailand Government Bond, 3.775%, 06/25/2032	2,650,132	3.0
THB 19,669,000	Thailand Government Bond, 4.875%, 06/22/2029	841,428	1.0
THB 27,588,000	Thailand Government Bond, 2.000%, 12/17/2022	920,077	1.0
THB 42,950,000	Thailand Government Bond, 2.875%, 12/17/2028	1,572,065	1.8
		7,623,085	8.6
	Turkey: 3.3%
TRY 1,050,000	European Bank Reconstruction & Development, 27.500%, 09/11/2020	207,592	0.2
TRY 3,831,000	Turkey Government Bond, 9.500%, 01/12/2022	627,872	0.7
TRY 4,885,000	Turkey Government Bond, 10.400%, 03/20/2024	784,610	0.9
TRY 5,491,000	Turkey Government Bond, 11.000%, 02/24/2027	874,651	1.0
TRY 2,732,000	Turkey Government Bond, 10.500%-12.200%, 01/18/2023-08/11/2027	438,935	0.5
		2,933,660	3.3
	Uruguay: 0.3%
UYU 10,000,000	Uruguay Government International Bond, 9.875%, 06/20/2022	267,181	0.3
	Total Sovereign Bonds (Cost $81,541,550)	79,416,191	89.5
SUPRANATIONAL BONDS: 3.9%
	Supranational: 3.5%
PLN 2,402,000	European Investment Bank, 3.000%, 05/24/2024	630,045	0.7
ZAR 6,900,000	European Investment Bank, 8.125%, 12/21/2026	473,214	0.6
ZAR 10,735,000	European Investment Bank, 8.375%, 07/29/2022	738,230	0.8
IDR 18,400,000,000	Inter-American Development Bank, 6.250%, 06/15/2021	1,282,556	1.4
		3,124,045	3.5

See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2019 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SUPRANATIONAL BONDS: (continued)
	Turkey: 0.4%
TRY 2,000,000	European Investment Bank, 9.125%, 10/07/2020	$349,495	0.4
	Total Supranational Bonds (Cost $3,693,164)	3,473,540	3.9
	Total Long-Term Investments (Cost $85,234,714)	82,889,731	93.4
SHORT-TERM INVESTMENTS: 7.6%
	Commercial Paper: 4.4%
1,200,000	McKesson Corp., 2.420%, 10/04/2019	1,199,682	1.3
1,556,000	Sysco Corp., 2.470%, 10/01/2019	1,555,895	1.8
1,200,000	UnitedHealth Group Incorporated, 2.160%, 10/02/2019	1,199,858	1.3
		3,955,435	4.4
	Repurchase Agreements: 3.2%
1,000,000 (3)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/19, 2.40%, due 10/01/19 (Repurchase Amount $1,000,066, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,020,000, due 10/25/19-07/15/61)	1,000,000	1.2
801,218 (3)	Guggenheim Securities LLC, Repurchase Agreement dated 09/30/19, 2.42%, due 10/01/19 (Repurchase Amount $801,271, collateralized by various U.S. Government and U.S. Government Agency Obligations, 1.500%-5.000%, Market Value plus accrued interest $817,242, due 08/15/22-06/20/69)	801,218	0.9
Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Repurchase Agreements (continued)
1,000,000 (3)	RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/19, 2.37%, due 10/01/19 (Repurchase Amount $1,000,065, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 10/15/19-09/01/49)	$1,000,000	1.1
		2,801,218	3.2
	Total Short-Term Investments (Cost $6,756,927)	6,756,653	7.6
	Total Investments in Securities (Cost $91,991,641)	$89,646,384	101.0
	Liabilities in Excess of Other Assets	(894,355)	(1.0)
	Net Assets	$88,752,029	100.0

“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of September 30, 2019.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Security, or a portion of the security, is on loan.

(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(3)
Represents securities purchased with cash collateral received for securities on loan.

ARS
Argentine Peso

BRL
Brazilian Real

CLP
Chilean Peso

COP
Colombian Peso

CZK
Czech Koruna

See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2019 (Unaudited) (continued)

DOP
Dominican Peso

HUF
Hungarian Forint

IDR
Indonesian Rupiah

MXN
Mexican Peso

MYR
Malaysian Ringgit

PEN
Peruvian Nuevo Sol

PHP
Philippine Peso

PLN
Polish Zloty

RON
Romanian New Leu

RUB
Russian Ruble

THB
Thai Baht

TRY
Turkish New Lira

UYU
Uruguayan Peso Uruguayo

ZAR
South African Rand

Sector Diversification	Percentage of Net Assets
Sovereign Bonds	89.5%
Supranational Bonds	3.9
Short-Term Investments	7.6
Liabilities in Excess of Other Assets	(1.0)
Net Assets	100.0%

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Sovereign Bonds	$—	$79,416,191	$—	$79,416,191
Supranational Bonds	—	3,473,540	—	3,473,540
Short-Term Investments	—	6,756,653	—	6,756,653
Total Investments, at fair value	$—	$89,646,384	$—	$89,646,384
Other Financial Instruments+
Centrally Cleared Swaps	—	41,913	—	41,913
Forward Foreign Currency Contracts	—	718,515	—	718,515
Futures	7,103	—	—	7,103
OTC Swaps	—	27,162	—	27,162
Total Assets	$7,103	$90,433,974	$—	$90,441,077
Liabilities Table
Other Financial Instruments+
Centrally Cleared Swaps	$—	$(18,709)	$—	$(18,709)
Forward Foreign Currency Contracts	—	(441,371)	—	(441,371)
Futures	(8,118)	—	—	(8,118)
Total Liabilities	$(8,118)	$(460,080)	$—	$(468,198)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2019, the following forward foreign currency contracts were outstanding for Voya Emerging Markets Local Currency Debt Fund:
Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
PEN 1,707,656	USD 507,094	Barclays Bank PLC	11/08/19	$(1,176)
PEN 674,807	USD 200,386	Barclays Bank PLC	11/08/19	(465)
MYR 1,619,804	USD 388,163	Barclays Bank PLC	11/08/19	(1,825)
MYR 4,733,466	USD 1,132,869	Barclays Bank PLC	11/08/19	(3,895)
MXN 17,622,043	USD 888,028	Barclays Bank PLC	11/08/19	(853)
HUF 443,377,112	USD 1,476,628	Barclays Bank PLC	11/08/19	(30,232)
CZK 564,000	USD 24,064	Barclays Bank PLC	11/08/19	(224)
See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2019 (Unaudited) (continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 887,953	MXN 17,539,355	Barclays Bank PLC	11/08/19	4,941
USD 887,953	RUB 57,447,806	Barclays Bank PLC	11/08/19	6,513
USD 888,074	THB 27,215,649	Barclays Bank PLC	11/08/19	(2,373)
ZAR 45,229,039	USD 2,915,867	Barclays Bank PLC	11/08/19	55,242
USD 900,000	MXN 17,750,636	Barclays Bank PLC	11/08/19	6,351
COP 475,165,596	USD 137,208	Barclays Bank PLC	11/08/19	(908)
COP 475,165,595	USD 137,052	Barclays Bank PLC	11/08/19	(752)
PLN 3,522,445	USD 894,281	BNP Paribas	11/08/19	(15,449)
CLP 532,239,860	USD 748,454	BNP Paribas	11/08/19	(17,949)
USD 887,238	ZAR 13,296,217	BNP Paribas	11/08/19	13,806
CLP 532,239,860	USD 748,244	BNP Paribas	11/08/19	(17,738)
USD 1,180,500	PEN 4,010,903	BNP Paribas	11/08/19	(7,789)
USD 728,812	COP 2,465,098,726	BNP Paribas	11/08/19	21,703
IDR 302,366,250	USD 21,108	BNP Paribas	11/08/19	127
IDR 1,152,847,687	USD 81,549	BNP Paribas	11/08/19	(584)
USD 896,399	MXN 17,495,850	BNP Paribas	11/08/19	15,577
ZAR 15,124,590	USD 981,873	BNP Paribas	11/08/19	11,666
USD 1,844,524	PHP 96,949,342	BNP Paribas	11/08/19	(24,193)
USD 89	KRW 107,306	BNP Paribas	11/08/19	(1)
USD 39,235	HUF 11,742,290	BNP Paribas	11/08/19	929
USD 172,829	IDR 2,474,464,052	BNP Paribas	11/08/19	(952)
PLN 3,415,327	USD 868,661	BNP Paribas	11/08/19	(16,555)
USD 1,009,019	PLN 3,956,225	BNP Paribas	11/08/19	21,962
TRY 3,872,866	USD 665,199	BNP Paribas	11/08/19	11,778
PLN 3,495,466	USD 896,399	BNP Paribas	11/08/19	(24,299)
PLN 3,497,027	USD 894,892	BNP Paribas	11/08/19	(22,402)
ZAR 23,668,078	USD 1,580,255	BNP Paribas	11/08/19	(25,492)
CLP 19,182,000	USD 26,543	BNP Paribas	11/08/19	(215)
USD 280,771	RON 1,203,938	Citibank N.A.	11/08/19	4,355
USD 1,025,331	IDR 14,507,411,149	Citibank N.A.	11/08/19	6,476
PLN 3,520,497	USD 894,281	Citibank N.A.	11/08/19	(15,936)
PLN 272,121	USD 68,589	Citibank N.A.	11/08/19	(696)
PLN 9,253,813	USD 2,325,650	Citibank N.A.	11/08/19	(16,873)
USD 1,793,775	BRL 7,389,456	Citibank N.A.	11/08/19	20,039
USD 894,281	ZAR 13,342,151	Citibank N.A.	11/08/19	17,831
MXN 20,705,041	USD 1,033,319	Citibank N.A.	11/08/19	9,069
USD 1,177,260	RUB 75,996,704	Citibank N.A.	11/08/19	11,218
USD 900,000	RUB 58,205,880	Citibank N.A.	11/08/19	6,928
USD 887,953	RUB 57,431,734	Citibank N.A.	11/08/19	6,759
CZK 27,898,176	USD 1,181,434	Citibank N.A.	11/08/19	(2,170)
RUB 6,738,458	USD 100,331	Citibank N.A.	11/08/19	3,059
CLP 15,567,287	USD 21,633	Citibank N.A.	11/08/19	(267)
RON 905,932	USD 208,133	Citibank N.A.	11/08/19	545
USD 71,630	CLP 52,114,552	Citibank N.A.	11/08/19	123
USD 896,399	ZAR 13,143,011	Citibank N.A.	11/08/19	33,031
USD 28,161	RUB 1,837,576	Citibank N.A.	11/08/19	150
USD 78,378	MXN 1,591,759	Citibank N.A.	11/08/19	(1,759)
USD 2,311,641	TRY 13,332,950	Citibank N.A.	11/08/19	(18,960)
USD 354	RON 1,520	Citibank N.A.	11/08/19	5
USD 888,028	THB 27,218,502	Citibank N.A.	11/08/19	(2,512)
TRY 398,185	USD 67,145	Citibank N.A.	11/08/19	2,458
USD 558,366	RON 2,383,121	Citibank N.A.	11/08/19	11,218
USD 429,930	CZK 10,060,117	Citibank N.A.	11/08/19	4,686
HUF 9,862,118	USD 32,201	Citibank N.A.	11/08/19	13
USD 264,179	TRY 1,577,846	Citibank N.A.	11/08/19	(11,629)
USD 393,386	CZK 9,240,583	Credit Suisse International	11/08/19	2,784
COP 4,463,097,183	USD 1,299,675	Goldman Sachs International	11/08/19	(19,445)
USD 888,771	RUB 58,226,752	Goldman Sachs International	11/08/19	(4,621)
USD 1,297,594	BRL 5,322,213	Goldman Sachs International	11/08/19	20,072
PLN 3,415,327	USD 868,661	Goldman Sachs International	11/08/19	(16,555)
See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2019 (Unaudited) (continued)

Currency Purchased	Currency Sold	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD 894,281	ZAR 13,300,261	Goldman Sachs International	11/08/19	20,583
USD 140,293	MXN 2,751,378	Goldman Sachs International	11/08/19	1,775
USD 894,892	ZAR 13,194,033	Goldman Sachs International	11/08/19	28,172
USD 896,399	RUB 58,051,945	Goldman Sachs International	11/08/19	5,689
CZK 1,741,505	USD 73,715	Goldman Sachs International	11/08/19	156
RUB 3,978,529	USD 60,983	Goldman Sachs International	11/08/19	(337)
USD 888,166	IDR 12,651,924,670	Goldman Sachs International	11/08/19	2,405
USD 241,512	PEN 819,692	Goldman Sachs International	11/08/19	(85)
CLP 19,182,000	USD 26,697	Goldman Sachs International	11/08/19	(369)
ZAR 2,190,567	USD 142,804	HSBC Bank USA N.A.	11/08/19	1,095
USD 143,620	TRY 821,684	HSBC Bank USA N.A.	11/08/19	1,900
IDR 8,585,110,704	USD 595,692	HSBC Bank USA N.A.	11/08/19	7,241
THB 5,138,621	USD 167,998	HSBC Bank USA N.A.	11/08/19	(279)
USD 153,799	THB 4,703,038	HSBC Bank USA N.A.	11/08/19	(76)
IDR 8,585,110,704	USD 595,609	HSBC Bank USA N.A.	11/08/19	7,323
BRL 2,529,433	USD 623,704	HSBC Bank USA N.A.	11/08/19	(16,549)
USD 37,762	PHP 1,973,238	HSBC Bank USA N.A.	11/08/19	(272)
USD 2,897	RUB 195,381	HSBC Bank USA N.A.	11/08/19	(101)
USD 887,238	ZAR 13,256,825	HSBC Bank USA N.A.	11/08/19	16,393
USD 1,206,644	ZAR 17,978,854	HSBC Bank USA N.A.	11/08/19	25,608
USD 887,238	ZAR 13,277,708	HSBC Bank USA N.A.	11/08/19	15,021
USD 640,101	THB 19,769,400	HSBC Bank USA N.A.	11/08/19	(6,718)
USD 508,897	HUF 152,104,988	HSBC Bank USA N.A.	11/08/19	12,696
USD 40,867	BRL 170,677	JPMorgan Chase Bank N.A.	11/08/19	(39)
USD 888,166	RUB 57,931,666	JPMorgan Chase Bank N.A.	11/08/19	5,096
BRL 3,260,116	USD 782,983	JPMorgan Chase Bank N.A.	11/08/19	(438)
ZAR 823	USD 54	JPMorgan Chase Bank N.A.	11/08/19	1
RUB 2,904,858	USD 43,367	JPMorgan Chase Bank N.A.	11/08/19	1,204
RUB 78,046,783	USD 1,154,985	JPMorgan Chase Bank N.A.	11/08/19	42,512
TRY 5,666,241	USD 963,327	JPMorgan Chase Bank N.A.	11/08/19	27,132
RUB 78,046,783	USD 1,154,908	JPMorgan Chase Bank N.A.	11/08/19	42,589
USD 888,771	RUB 58,178,203	JPMorgan Chase Bank N.A.	11/08/19	(3,876)
ILS 12,325	USD 3,495	JPMorgan Chase Bank N.A.	11/08/19	58
TRY 5,804,973	USD 981,873	JPMorgan Chase Bank N.A.	11/08/19	32,837
PEN 416,901	USD 122,553	JPMorgan Chase Bank N.A.	11/08/19	960
BRL 2,529,433	USD 623,766	Morgan Stanley Capital Services LLC	11/08/19	(16,611)
USD 2,307,949	CLP 1,643,398,222	Morgan Stanley Capital Services LLC	11/08/19	52,365
USD 27,714	PHP 1,437,251	Morgan Stanley Capital Services LLC	11/08/19	111
TRY 254,020	USD 44,414	Morgan Stanley Capital Services LLC	11/08/19	(602)
THB 68,138,468	USD 2,223,746	Morgan Stanley Capital Services LLC	11/08/19	5,622
BRL 2,529,433	USD 623,336	Morgan Stanley Capital Services LLC	11/08/19	(16,180)
IDR 464,093,793	USD 32,614	Morgan Stanley Capital Services LLC	11/08/19	(122)
HUF 35,693,910	USD 121,508	Morgan Stanley Capital Services LLC	11/08/19	(5,067)
CZK 1,331,095	USD 57,380	Morgan Stanley Capital Services LLC	11/08/19	(1,114)
CLP 532,239,860	USD 748,169	Morgan Stanley Capital Services LLC	11/08/19	(17,663)
TRY 288,750	USD 49,829	Morgan Stanley Capital Services LLC	11/08/19	645
USD 1,181,206	PEN 4,010,903	Morgan Stanley Capital Services LLC	11/08/19	(7,083)
USD 887,953	THB 27,216,026	Morgan Stanley Capital Services LLC	11/08/19	(2,506)
COP 65,080,731	USD 18,912	Morgan Stanley Capital Services LLC	11/08/19	(244)
USD 900,000	IDR 12,816,000,000	Standard Chartered Bank	11/08/19	(68)
USD 751,508	ZAR 11,579,144	Standard Chartered Bank	11/08/19	(9,129)
COP 1,614,621,125	USD 468,700	Standard Chartered Bank	11/08/19	(5,549)
COP 124,972,732	USD 35,993	Standard Chartered Bank	11/08/19	(312)
ZAR 13,767,764	USD 899,580	Toronto Dominion Securities	11/08/19	4,828
USD 888,771	MXN 17,414,984	Toronto Dominion Securities	11/08/19	12,020
USD 888,074	MXN 17,545,221	Toronto Dominion Securities	11/08/19	4,766
USD 1,775,908	PLN 7,126,989	Toronto Dominion Securities	11/08/19	(2,238)
USD 887,953	MXN 17,494,635	Toronto Dominion Securities	11/08/19	7,192
USD 223,053	MXN 4,427,204	Toronto Dominion Securities	11/08/19	1,106
				$277,144

See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2019 (Unaudited) (continued)

At September 30, 2019, the following futures contracts were outstanding for Voya Emerging Markets Local Currency Debt Fund:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury 2-Year Note	3	12/31/19	$646,500	$(1,506)
U.S. Treasury 5-Year Note	1	12/31/19	119,148	(642)
U.S. Treasury Ultra Long Bond	1	12/19/19	191,906	(5,970)
			$957,554	$(8,118)
Short Contracts:
U.S. Treasury 10-Year Note	(1)	12/19/19	(130,312)	1,482
U.S. Treasury Long Bond	(1)	12/19/19	(162,312)	3,404
U.S. Treasury Ultra 10-Year Note	(1)	12/19/19	(142,406)	2,217
			$(435,030)	$7,103
At September 30, 2019, the following centrally cleared interest rate swaps were outstanding for Voya Emerging Markets Local Currency Debt Fund:
Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Unrealized Appreciation/ (Depreciation)
Pay	6-month PLZ-WIBOR	Semi-Annual	2.660%	Annual	06/27/27	PLN 2,200,000	$40,011	$41,913
Receive	28-day MXN TIIE-BANXICO	Monthly	6.880	Monthly	07/28/22	MXN 33,000,000	(15,067)	(18,709)
							$24,944	$23,204
At September 30, 2019, the following over-the-counter interest rate swaps were outstanding for Voya Emerging Markets Local Currency Debt Fund:
Pay/Receive Floating Rate	Floating Rate Index	Floating Rate Index Payment Frequency	Counterparty	Fixed Rate	Fixed Rate Payment Frequency	Maturity Date	Notional Amount	Fair Value	Upfront Payments Paid/ (Received)	Unrealized Appreciation/ (Depreciation)
Pay	3-month ZAR-JIBAR	Quarterly	Barclays Bank PLC	8.280%	Quarterly	09/30/24	ZAR 7,500,000	$27,162	$—	$27,162
								$27,162	$—	$27,162
Currency Abbreviations
BRL – Brazilian Real
CLP – Chilean Peso
COP – Colombian Peso
CZK – Czech Koruna
HUF – Hungarian Forint
IDR – Indonesian Rupiah
ILS – Israeli New Shekel
KRW – South Korean Won
MXN – Mexican Peso
MYR – Malaysian Ringgit
PEN – Peruvian Nuevo Sol
PHP – Philippine Peso
PLN – Polish Zloty
RON – Romanian New Leu
RUB – Russian Ruble
THB – Thai Baht
TRY – Turkish Lira
USD – United States Dollar
ZAR – South African Rand
See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2019 (Unaudited) (continued)

A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of September 30, 2019 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$718,515
Interest rate contracts	Net Assets — Unrealized appreciation*	7,103
Interest rate contracts	Net Assets — Unrealized appreciation**	41,913
Interest rate contracts	Unrealized appreciation on OTC swap agreements	27,162
Total Asset Derivatives		$794,693
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$441,371
Interest rate contracts	Net Assets — Unrealized depreciation*	8,118
Interest rate contracts	Net Assets — Unrealized depreciation**	18,709
Total Liability Derivatives		$468,198

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

**
Includes cumulative appreciation/depreciation of centrally cleared swaps as reported in the table within the Portfolio of Investments. Only current days variation margin receivable/payable is included on the Statement of Assets and Liabilities.

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended September 30, 2019 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Swaps	Total
Foreign exchange contracts	$7,296	$—	$—	$7,296
Interest rate contracts	—	3,477	203	3,680
Total	$7,296	$3,477	$203	$10,976
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Forward foreign currency contracts	Futures	Swaps	Total
Foreign exchange contracts	$198,627	$—	$—	$198,627
Interest rate contracts	—	(2,787)	(16,411)	(19,198)
Total	$198,627	$(2,787)	$(16,411)	$179,429

*
Amounts recognized for purchased options are included in net realized gain (loss) on investments.

**
Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

See Accompanying Notes to Financial Statements

Voya Emerging Markets Local	SUMMARY PORTFOLIO OF INVESTMENTS
Currency Debt Fund	as of September 30, 2019 (Unaudited) (continued)

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral pledged (received), if any, at September 30, 2019:
	Barclays Bank PLC	BNP Paribas	Citibank N.A.	Credit Suisse International	Goldman Sachs International	HSBC Bank USA N.A.	JPMorgan Chase Bank N.A.	Morgan Stanley Capital Services LLC	Standard Chartered Bank	Toronto Dominion Securities	Totals
Assets:
Forward foreign currency contracts	$73,047	$97,548	$137,963	$2,784	$78,852	$87,277	$152,389	$58,743	$—	$29,912	$718,515
OTC Interest rate swaps	27,162	—	—	—	—	—	—	—	—	—	27,162
Total Assets	$100,209	$97,548	$137,963	$2,784	$78,852	$87,277	$152,389	$58,743	$—	$29,912	$745,677
Liabilities:
Forward foreign currency contracts	$42,703	$173,618	$70,802	$—	$41,412	$23,995	$4,353	$67,192	$15,058	$2,238	$441,371
Total Liabilities	$42,703	$173,618	$70,802	$—	$41,412	$23,995	$4,353	$67,192	$15,058	$2,238	$441,371
Net OTC derivative instruments by counterparty, at fair value	$57,506	$(76,070)	$67,161	$2,784	$37,440	$63,282	$148,036	$(8,449)	$(15,058)	$27,674	$304,306
Total collateral pledged by the Fund/(Received from counterparty)	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
Net Exposure(1)	$57,506	$(76,070)	$67,161	$2,784	$37,440	$63,282	$148,036	$(8,449)	$(15,058)	$27,674	$304,306

(1)
Positive net exposure represents amounts due from each respective counterparty. Negative exposure represents amounts due from the Fund. Please refer to Note 2 for additional details regarding counterparty credit risk and credit related contingent features.

At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $91,914,333.
Net unrealized depreciation consisted of:
Gross Unrealized Appreciation	$2,834,735
Gross Unrealized Depreciation	(4,891,068)
Net Unrealized Depreciation	$(2,056,333)
See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2019 (Unaudited)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 32.2%
1,605,028	(1)(2)	Agate Bay Mortgage Trust 2015-1 B4, 3.814%, 01/25/2045	$1,581,939	0.2
1,601,768	(1)(2)	Agate Bay Mortgage Trust 2015-3 B4, 3.626%, 04/25/2045	1,630,842	0.2
1,327,514	(1)(2)	Agate Bay Mortgage Trust 2015-4 B3, 3.582%, 06/25/2045	1,380,230	0.1
911,952	(1)(2)	Agate Bay Mortgage Trust 2016-1 B3, 3.777%, 12/25/2045	943,554	0.1
646,000	(1)(2)	Agate Bay Mortgage Trust 2016-1 B4, 3.777%, 12/25/2045	562,349	0.0
1,822,099	(1)(2)	Agate Bay Mortgage Trust 2016-2 B3, 3.806%, 03/25/2046	1,885,705	0.2
998,319	(1)(2)	Agate Bay Mortgage Trust 2016-2 B4, 3.806%, 03/25/2046	945,581	0.1
737,295		Alternative Loan Trust 2004-32CB 2A2, 2.418%, (US0001M + 0.400%), 02/25/2035	680,482	0.1
906,008		Alternative Loan Trust 2004-J7 MI, 3.038%, (US0001M + 1.020%), 10/25/2034	887,017	0.1
3,164,731		Alternative Loan Trust 2005-10CB 1A1, 2.518%, (US0001M + 0.500%), 05/25/2035	2,718,462	0.3
560,307		Alternative Loan Trust 2005-31 1A1, 2.578%, (US0001M + 0.560%), 08/25/2035	543,587	0.0
392,045		Alternative Loan Trust 2005-65CB 1A3, 5.500%, 01/25/2036	367,935	0.0
672,103		Alternative Loan Trust 2005-J2 1A12, 2.418%, (US0001M + 0.400%), 04/25/2035	574,182	0.1
420,787		Alternative Loan Trust 2006-19CB A12, 2.418%, (US0001M + 0.400%), 08/25/2036	275,646	0.0
873,665		Alternative Loan Trust 2006-20CB A9, 6.000%, 07/25/2036	658,313	0.1
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
608,591		Alternative Loan Trust 2007-18CB 1A7, 2.488%, (US0001M + 0.470%), 08/25/2037	$351,783	0.0
1,649,007		Alternative Loan Trust 2007-OA4 A1, 2.188%, (US0001M + 0.170%), 05/25/2047	1,595,179	0.2
2,866,030	(1)(2)	Arroyo Mortgage Trust 2019-3 A3, 3.416%, 10/25/2048	2,894,122	0.3
338,158	(1)	Bear Stearns ALT-A Trust 2005-10 21A1, 3.952%, 01/25/2036	333,366	0.0
263,305	(1)	Bear Stearns ALT-A Trust 2005-4 23A1, 4.496%, 05/25/2035	268,155	0.0
493,883	(1)	Bear Stearns ALT-A Trust 2005-7 21A1, 4.466%, 09/25/2035	470,291	0.1
1,992,823	(1)	Bear Stearns ALT-A Trust 2005-9 26A1, 3.925%, 11/25/2035	1,593,559	0.2
883,847	(1)(2)	Chase Mortgage Finance Corp. 2016-SH1 M2, 3.750%, 04/25/2045	916,673	0.1
1,819,058	(1)(2)	Chase Home Lending Mortgage Trust 2019-ATR2 A3, 3.500%, 07/25/2049	1,848,121	0.2
1,000,000	(1)(2)	CIM Trust 2018-INV1 A10, 4.000%, 08/25/2048	1,080,368	0.1
882,213	(1)(2)	CIM Trust 2019-INV1 A1, 4.000%, 02/25/2049	908,343	0.1
530,062	(1)(2)	CIM Trust 2019-INV2 A3, 4.000%, 05/25/2049	553,897	0.1
3,000,000	(1)(2)	CIM Trust 2019-INV3 A3, 3.500%, 08/25/2049	3,048,890	0.3
1,909,198	(1)(2)	CIM Trust 2019-J1 1A2, 3.500%, 08/25/2049	1,933,745	0.2
1,500,000	(1)(2)	CIM Trust 2019-INV3 A15, 3.500%, 08/25/2049	1,515,365	0.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
408,734	(1)	Citigroup Mortgage Loan Trust 2006-AR2 1A1, 4.725%, 03/25/2036	$385,272	0.1
478,786	(1)	Citigroup Mortgage Loan Trust 2007-10 22AA, 4.218%, 09/25/2037	468,421	0.1
1,276,230	(1)(2)	Citigroup Mortgage Loan Trust 2013-7 2A2, 4.241%, 08/25/2036	1,266,084	0.1
1,259,002		Citigroup Mortgage Loan Trust, Inc. 2005-9 22A2, 6.000%, 11/25/2035	1,306,663	0.1
262,609		CitiMortgage Alternative Loan Trust Series 2007-A6 1A10, 6.000%, 06/25/2037	259,921	0.0
2,700,000	(1)(2)	COLT 2018-1 B1 Mortgage Loan Trust, 4.362%, 02/25/2048	2,705,936	0.3
1,000,000	(1)(2)	COLT 2019-1 M1 Mortgage Loan Trust, 4.518%, 03/25/2049	1,048,796	0.1
3,000,000	(1)(2)	COLT 2019-4 A3 Mortgage Loan Trust, 2.988%, 11/25/2049	2,999,967	0.3
1,582,702	(2)(3)	CSMC 2019-AFC1 A3 Trust, 2.877% (Step Rate @ 3.877% on 08/25/2023), 07/25/2049	1,579,917	0.2
1,830,464	(1)(2)	CSMC Trust 2013-7 A11, 3.500%, 08/25/2043	1,854,801	0.2
500,000	(1)(2)	Deephave Residential Mortgage Trust 2019-2A M1, 3.921%, 04/25/2059	508,997	0.1
1,700,000	(1)(2)	Deephaven Residential Mortgage Trust 2018-1A M1, 3.939%, 12/25/2057	1,716,927	0.2
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,200,000	(1)(2)	Deephaven Residential Mortgage Trust 2018-2A M1, 4.375%, 04/25/2058	$1,213,137	0.1
1,200,000	(1)(2)	Deephaven Residential Mortgage Trust 2018-3 M1, 4.357%, 08/25/2058	1,229,191	0.1
2,000,000	(1)(2)	Deephaven Residential Mortgage Trust 2019-1A M1, 4.402%, 08/25/2058	2,038,041	0.2
599,224	(1)(2)	Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2007-WM1 A1, 3.815%, 06/27/2037	618,114	0.1
3,007,262		DSLA Mortgage Loan Trust 2005-AR4 2A1B, 2.337%, (US0001M + 0.280%), 08/19/2045	2,634,707	0.3
1,500,000	(1)(2)	Ellington Financial Mortgage Trust 2019-1 M1, 3.587%, 06/25/2059	1,506,915	0.2
1,500,000		Fannie Mae Connecticut Avenue Securities 16-C06 1M2, 6.268%, (US0001M + 4.250%), 04/25/2029	1,605,419	0.2
1,142,081		Fannie Mae Connecticut Avenue Securities 2015-C03 2M2, 7.018%, (US0001M + 5.000%), 07/25/2025	1,210,572	0.1
994,548		Fannie Mae Connecticut Avenue Securities 2015-C04 2M2, 7.568%, (US0001M + 5.550%), 04/25/2028	1,063,639	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2019 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
775,626	Fannie Mae Connecticut Avenue Securities 2016-C01 2M2, 8.968%, (US0001M + 6.950%), 08/25/2028	$840,351	0.1
700,000	Fannie Mae Connecticut Avenue Securities 2016-C04 1M2, 6.268%, (US0001M + 4.250%), 01/25/2029	740,275	0.1
2,768,873	Fannie Mae Connecticut Avenue Securities 2016-C05 2M2, 6.468%, (US0001M + 4.450%), 01/25/2029	2,918,679	0.3
2,600,649	Fannie Mae Connecticut Avenue Securities 2016-C07 2M2, 6.368%, (US0001M + 4.350%), 05/25/2029	2,744,504	0.3
3,500,000	Fannie Mae Connecticut Avenue Securities 2017-C01 1M2, 5.568%, (US0001M + 3.550%), 07/25/2029	3,681,999	0.4
2,680,000	Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 5.668%, (US0001M + 3.650%), 09/25/2029	2,820,445	0.3
2,000,000	Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 5.018%, (US0001M + 3.000%), 10/25/2029	2,081,157	0.2
1,600,000	Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 4.868%, (US0001M + 2.850%), 11/25/2029	1,650,322	0.2
Principal Amount†		Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,400,000	Fannie Mae Connecticut Avenue Securities 2017-C05 1M2, 4.218%, (US0001M + 2.200%), 01/25/2030	$3,447,124	0.4
3,700,000	Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 4.418%, (US0001M + 2.400%), 05/28/2030	3,748,110	0.4
2,800,000	Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 4.518%, (US0001M + 2.500%), 05/25/2030	2,846,279	0.3
2,000,000	Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 4.818%, (US0001M + 2.800%), 02/25/2030	2,041,355	0.2
4,150,000	Fannie Mae Connecticut Avenue Securities 2018-C02 2M2, 4.218%, (US0001M + 2.200%), 08/25/2030	4,183,688	0.4
3,100,000	Fannie Mae Connecticut Avenue Securities 2018-C03 1M2, 4.168%, (US0001M + 2.150%), 10/25/2030	3,127,026	0.3
3,150,000	Fannie Mae Connecticut Avenue Securities 2018-C04 2M2, 4.568%, (US0001M + 2.550%), 12/25/2030	3,207,662	0.3
3,600,000	Fannie Mae Connecticut Avenue Securities 2018-C05 1M2, 4.368%, (US0001M + 2.350%), 01/25/2031	3,644,939	0.4

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
750,000		Fannie Mae Connecticut Avenue Securities 2018-C06 1B1, 5.768%, (US0001M + 3.750%), 03/25/2031	$791,983	0.1
2,700,000		Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 4.018%, (US0001M + 2.000%), 03/25/2031	2,712,294	0.3
1,000,000		Fannie Mae Connecticut Avenue Securities 2018-C06 2B1, 6.118%, (US0001M + 4.100%), 03/25/2031	1,061,373	0.1
3,200,000		Fannie Mae Connecticut Avenue Securities 2018-C06 2M2, 4.118%, (US0001M + 2.100%), 03/25/2031	3,223,543	0.3
2,000,000		Fannie Mae Connecticut Avenue Securities 2018-CO1 1M2, 4.268%, (US0001M + 2.250%), 07/25/2030	2,020,746	0.2
2,700,000	(2)	Fannie Mae Connecticut Avenue Securities Trust 2018-R07 1M2, 4.418%, (US0001M + 2.400%), 04/25/2031	2,728,222	0.3
1,122,749		Fannie Mae Connecticut Avenue Securities, 7.718%, (US0001M + 5.700%), 04/25/2028	1,234,489	0.1
834,943		Fannie Mae Connecticut Avenue Securities, 7.918%, (US0001M + 5.900%), 10/25/2028	902,074	0.1
939,252	(1)(2)	Flagstar Mortgage Trust 2017-1 B3, 3.693%, 03/25/2047	958,571	0.1
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
971,977	(1)(2)	Flagstar Mortgage Trust 2018-2 B2, 4.063%, 04/25/2048	$1,035,304	0.1
2,110,926	(1)(2)	Flagstar Mortgage Trust 2018-3INV A3, 4.000%, 05/25/2048	2,176,076	0.2
2,116,180	(1)(2)	Flagstar Mortgage Trust 2018-5 B2, 4.545%, 09/25/2048	2,245,126	0.3
983,368	(1)(2)	Flagstar Mortgage Trust 2018-6RR B1, 5.034%, 10/25/2048	1,114,144	0.1
3,900,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 6.718%, (US0001M + 4.700%), 04/25/2028	4,307,909	0.5
500,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQA2 M3, 6.818%, (US0001M + 4.800%), 05/25/2028	539,714	0.1
2,500,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M3, 7.695%, (US0001M + 5.550%), 07/25/2028	2,773,549	0.3
3,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA3 M3, 7.018%, (US0001M + 5.000%), 12/25/2028	3,253,762	0.3
1,500,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA2 M3, 7.168%, (US0001M + 5.150%), 11/25/2028	1,632,917	0.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
250,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA3 M3, 5.868%, (US0001M + 3.850%), 03/25/2029	$265,362	0.0
4,600,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA3 M2, 4.518%, (US0001M + 2.500%), 03/25/2030	4,703,364	0.5
1,250,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 4.668%, (US0001M + 2.650%), 12/25/2029	1,283,178	0.1
2,700,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA3 M2, 4.368%, (US0001M + 2.350%), 04/25/2030	2,733,957	0.3
1,100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-DNA1 M2, 3.818%, (US0001M + 1.800%), 07/25/2030	1,101,218	0.1
1,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 4.318%, (US0001M + 2.300%), 09/25/2030	1,010,825	0.1
721,391	(1)(2)	Galton Funding Mortgage Trust 2019-1 A21, 4.500%, 02/25/2059	745,476	0.1
992,538	(1)(2)	Galton Funding Mortgage Trust 2019-1 B2, 4.500%, 02/25/2059	1,062,814	0.1
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,877,893	(1)(2)	Galton Funding Mortgage Trust 2017-2 A21, 4.000%, 06/25/2059	$1,902,446	0.2
638,781	(1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ1 A1, 4.000%, 08/25/2049	649,871	0.1
989,611	(1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ1 B3, 4.317%, 08/25/2049	1,046,672	0.1
1,779,430	(1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	1,808,762	0.2
996,998	(1)(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 B2, 4.507%, 11/25/2049	1,088,429	0.1
950,360		HarborView Mortgage Loan Trust 2006-14 2A1A, 2.207%, (US0001M + 0.150%), 01/25/2047	945,548	0.1
1,214,744		HarborView Mortgage Loan Trust 2007-5 A1A, 2.247%, (US0001M + 0.190%), 09/19/2037	1,185,012	0.1
4,098,927		IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 2.228%, (US0001M + 0.210%), 02/25/2046	3,541,602	0.4
297,217	(1)(2)	Jefferies Resecuritization Trust 2009-R6 1A2, 4.819%, 03/26/2036	296,701	0.0
786,000	(1)(2)	JP Morgan Mortgage Trust 2014-5 B4, 2.982%, 10/25/2029	731,570	0.1
3,037,241	(1)(2)	JP Morgan Mortgage Trust 2016-4 A13, 3.500%, 10/25/2046	3,071,329	0.3
2,211,915	(1)(2)	JP Morgan Mortgage Trust 2017-5 B1, 3.178%, 10/26/2048	2,266,110	0.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
3,314,855	(1)(2)	JP Morgan Mortgage Trust 2018-6 1A10, 3.500%, 12/25/2048	$3,354,391	0.3
980,164	(1)(2)	JP Morgan Mortgage Trust 2018-8 B2, 4.221%, 01/25/2049	1,049,965	0.1
3,500,000	(1)(2)	JP Morgan Mortgage Trust 2019-7 A15, 3.500%, 09/25/2049	3,542,930	0.4
2,996,000	(1)(2)	JP Morgan Mortgage Trust 2019-7 B3A, 3.505%, 12/31/2049	3,006,273	0.3
1,731,965	(1)(2)	JP Morgan Mortgage Trust 2019-INV1 B2, 5.165%, 10/25/2049	1,927,762	0.2
3,000,000	(1)(2)	JP Morgan Mortgage Trust 2019-INV2 A15, 3.500%, 02/25/2050	3,019,799	0.3
1,300,000	(1)(2)	JP Morgan Mortgage Trust 2019-INV2 A3, 3.500%, 02/25/2050	1,313,907	0.1
1,994,270	(1)(2)	JP Morgan Mortgage Trust 2019-LTV2 B2, 4.836%, 12/25/2049	2,219,010	0.2
1,371,534	(1)(2)	JP Morgan Trust 2015-3 B4, 3.662%, 05/25/2045	1,415,307	0.1
1,081,144	(1)(2)	J.P. Morgan Mortgage Trust 2019-2 A15, 4.000%, 08/25/2049	1,103,258	0.1
743,286	(1)(2)	J.P. Morgan Mortgage Trust 2019-2 A3, 4.000%, 08/25/2049	758,490	0.1
990,972	(1)(2)	J.P. Morgan Mortgage Trust 2019-2 B1, 4.668%, 08/25/2049	1,087,646	0.1
990,972	(1)(2)	J.P. Morgan Mortgage Trust 2019-2 B2, 4.668%, 08/25/2049	1,063,320	0.1
1,511,877	(1)(2)	J.P. Morgan Mortgage Trust 2019-LTV1 A3, 4.000%, 06/25/2049	1,546,968	0.2
1,287,469	(1)(2)	J.P. Morgan Mortgage Trust 2019-LTV1 B2, 4.906%, 06/25/2049	1,404,176	0.2
746,531		JP Morgan Mortgage Trust 2006-S2 1A18, 6.000%, 07/25/2036	647,688	0.1
207,871	(1)	JP Morgan Mortgage Trust 2007-A3 1A1, 4.212%, 05/25/2037	198,257	0.0
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,325,186		JP Morgan Mortgage Trust 2007-S1 2A22, 5.750%, 03/25/2037	$970,571	0.1
1,000,000	(1)(2)	JP Morgan Mortgage Trust 2016-1 B4, 3.875%, 05/25/2046	996,668	0.1
2,046,623	(1)(2)	JP Morgan Mortgage Trust 2017-3 1A13, 3.500%, 08/25/2047	2,072,388	0.2
949,209	(1)(2)	JP Morgan Mortgage Trust 2017-3 B1, 3.856%, 08/25/2047	1,006,225	0.1
1,444,072	(1)(2)	JP Morgan Mortgage Trust 2017-4 B1, 3.958%, 11/25/2048	1,544,809	0.2
1,444,072	(1)(2)	JP Morgan Mortgage Trust 2017-4 B2, 3.958%, 11/25/2048	1,485,632	0.2
978,291	(1)(2)	JP Morgan Mortgage Trust 2017-5 B2, 3.178%, 10/26/2048	966,431	0.1
1,569,107	(1)(2)	JP Morgan Mortgage Trust 2018-3 B2, 3.771%, 09/25/2048	1,620,306	0.2
2,223,306	(1)(2)	JP Morgan Mortgage Trust 2018-3 B3, 3.771%, 09/25/2048	2,293,299	0.2
1,068,731	(1)(2)	JP Morgan Mortgage Trust 2018-4 B1, 3.788%, 10/25/2048	1,121,967	0.1
2,234,620	(1)(2)	JP Morgan Mortgage Trust 2018-4 B2, 3.788%, 10/25/2048	2,310,491	0.2
1,847,295	(1)(2)	JP Morgan Mortgage Trust 2018-6C B2, 3.984%, 12/25/2048	1,933,297	0.2
1,960,329	(1)(2)	JP Morgan Mortgage Trust 2018-8 B1, 4.221%, 01/25/2049	2,129,311	0.2
981,076	(1)(2)	JP Morgan Mortgage Trust 2018-9 B2, 4.472%, 02/25/2049	1,062,043	0.1
981,076	(1)(2)	JP Morgan Mortgage Trust 2018-9 B3, 4.472%, 02/25/2049	1,040,874	0.1
1,799,592	(1)(2)	JP Morgan Mortgage Trust 2019-1 A3, 4.000%, 05/25/2049	1,831,339	0.2
362,629	(1)(2)	JP Morgan Mortgage Trust 2019-3 A3, 4.000%, 09/25/2049	368,819	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,996,978	(1)(2)	JP Morgan Mortgage Trust 2019-6 B2, 4.271%, 12/25/2049	$2,136,852	0.2
2,666,345	(1)(2)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	2,731,857	0.3
1,994,270	(1)(2)	JP Morgan Mortgage Trust 2019-LTV2 B3, 4.836%, 12/25/2049	2,185,914	0.2
398,025		Lehman XS Trust Series 2005-5N 3A1B, 3.446%, (12MTA + 1.000%), 11/25/2035	405,315	0.0
123,966		Merrill Lynch Mortgage Investors Trust Series 2005-A6 2A3, 2.398%, (US0001M + 0.380%), 08/25/2035	124,897	0.0
239,018		Morgan Stanley Mortgage Loan Trust 2005-10 4A1, 5.500%, 12/25/2035	217,100	0.0
900,000		Morgan Stanley Mortgage Loan Trust 2005-5AR 1B1, 3.818%, (US0001M + 1.800%), 09/25/2035	884,973	0.1
800,000	(1)(2)	New Residential Mortgage Loan Trust 2019-NQM2 M1, 4.267%, 04/25/2049	819,393	0.1
1,916,084	(1)(2)	New Residential Mortgage Loan Trust 2019-NQM3 A3, 3.086%, 07/25/2049	1,922,428	0.2
830,083	(1)(2)	OBX 2019-EXP1 1A3 Trust, 4.000%, 01/25/2059	846,909	0.1
1,361,181	(1)(2)	OBX 2019-EXP2 1A3 Trust, 4.000%, 07/25/2059	1,390,821	0.1
1,361,907	(1)(2)	OBX 2019-INV2 A25 Trust, 4.000%, 05/27/2049	1,395,835	0.2
1,514,910	(1)(2)	PSMC 2019-1 A1 Trust, 4.000%, 07/25/2049	1,554,417	0.2
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
566,272	(1)	Sequoia Mortgage Trust 2013-3 B3, 3.518%, 03/25/2043	$579,390	0.1
2,100,000	(1)(2)	Sequoia Mortgage Trust 2018-CH4 A13, 4.500%, 10/25/2048	2,261,023	0.2
1,760,234	(1)(2)	Sequoia Mortgage Trust 2019-1 A1, 4.000%, 02/25/2049	1,802,425	0.2
2,681,362	(1)(2)	Sequoia Mortgage Trust 2019-2 A1, 4.000%, 06/25/2049	2,747,243	0.3
1,487,727	(1)(2)	Sequoia Mortgage Trust 2019-2 B3, 4.258%, 06/25/2049	1,544,605	0.2
1,500,000	(1)(2)	Sequoia Mortgage Trust 2019-3 A2, 3.500%, 09/25/2049	1,519,766	0.1
1,052,725	(1)(2)	Sequoia Mortgage Trust 2019-CH1 A1, 4.500%, 03/25/2049	1,075,370	0.1
695,336	(1)(2)	Sequoia Mortgage Trust 2019-CH1 B2B, 5.062%, 03/25/2049	776,103	0.1
2,760,912	(1)(2)	Sequoia Mortgage Trust 2019-CH2 A1, 4.500%, 08/25/2049	2,883,167	0.3
960,596	(2)	Sequoia Mortgage Trust 2013-9 B2, 3.500%, 07/25/2043	989,895	0.1
960,104	(1)(2)	Sequoia Mortgage Trust 2017-CH1 B2B, 4.581%, 08/25/2047	1,031,668	0.1
411,483	(1)(2)	Sequoia Mortgage Trust 2018-6 A4, 4.000%, 07/25/2048	415,437	0.0
1,739,220	(1)(2)	Sequoia Mortgage Trust 2019-CH2 B2B, 4.906%, 08/25/2049	1,890,400	0.2
2,000,000	(1)(2)	Sequoia Mortgage Trust 2019-CH3 A13, 4.000%, 09/25/2049	2,082,777	0.2
3,055,000	(1)(2)(4)	Sequoia Mortgage Trust 2019-CH3 B1B, 4.525%, 09/25/2049	3,299,400	0.3
1,799,000	(1)(2)(4)	Sequoia Mortgage Trust 2019-CH3 B2B, 4.525%, 09/25/2049	1,897,945	0.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
1,436,614	(1)(2)	Shellpoint Co-Originator Trust 2017-2 B3, 3.726%, 10/25/2047	$1,344,701	0.1
2,247,144	(1)(2)	Starwood Mortgage Residential Trust 2019-1 A3, 3.299%, 06/25/2049	2,257,348	0.2
4,808,351	(1)	TBW Mortgage-Backed Trust 2006-6 A5B, 6.040%, 01/25/2037	2,169,316	0.2
5,461,924	(1)	TBW Mortgage-Backed Trust 2007-2 A1A, 5.965%, 07/25/2037	2,896,226	0.3
800,000	(1)(2)	Verus Securitization Trust 2017-SG1A B1, 3.615%, 11/25/2047	800,482	0.1
2,000,000	(1)(2)	Verus Securitization Trust 2018-2 B1, 4.426%, 06/01/2058	2,030,783	0.2
1,500,000	(1)(2)	Verus Securitization Trust 2018-3 M1, 4.595%, 10/25/2058	1,545,467	0.2
1,223,446	(1)(2)	Verus Securitization Trust 2019-1 A2, 3.938%, 02/25/2059	1,238,423	0.1
1,756,751	(1)(2)	Verus Securitization Trust 2019-INV2 A2, 3.117%, 07/25/2059	1,765,822	0.2
645,650	(1)(2)	Verus Securitization Trust 2018-INV1 A1, 3.626%, 03/25/2058	649,084	0.1
803,182	(1)	WaMu Mortgage Pass-Through Certificates Series 2004-AR4 A6 Trust, 4.505%, 06/25/2034	818,810	0.1
927,577	(1)	WaMu Mortgage Pass-Through Certificates Series 2004-AR7 A6, 4.556%, 07/25/2034	958,381	0.1
1,484,608	(1)	WaMu Mortgage Pass-Through Certificates Series 2005-AR10 1A3, 4.176%, 09/25/2035	1,512,150	0.2
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
586,736		WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 2.508%, (US0001M + 0.490%), 10/25/2045	$587,523	0.1
430,103	(1)	WaMu Mortgage Pass-Through Certificates Series 2005-AR16 1A1, 4.215%, 12/25/2035	430,583	0.0
406,139	(1)	WaMu Mortgage Pass-Through Certificates Series 2006-AR14 1A3, 3.601%, 11/25/2036	393,450	0.0
1,164,111	(1)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 1A1, 3.675%, 12/25/2036	1,114,878	0.1
643,452	(1)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A3, 3.831%, 12/25/2036	609,268	0.1
420,587	(1)	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 2A3, 3.982%, 02/25/2037	418,005	0.0
746,100	(1)	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 3A2, 3.941%, 02/25/2037	717,969	0.1
473,682	(1)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.823%, 12/25/2036	475,337	0.0

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
587,863		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A9, 6.000%, 11/25/2035	$584,082	0.1
388,662		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-7 1A4, 5.500%, 09/25/2035	377,727	0.0
762,935		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/2035	758,906	0.1
813,912		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OC1 A3, 2.248%, (US0001M + 0.230%), 01/25/2047	756,026	0.1
272,620		Wells Fargo Alternative Loan 2007-PA3 3A1, 6.250%, 07/25/2037	263,540	0.1
166,914		Wells Fargo Mortgage Backed Securities 2006-8 A15, 6.000%, 07/25/2036	169,582	0.0
177,009	(1)	Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 5.220%, 04/25/2036	175,960	0.0
209,949	(1)	Wells Fargo Mortgage Backed Securities 2006-AR7 2A4, 5.102%, 05/25/2036	219,136	0.0
950,070	(1)	Wells Fargo Mortgage Backed Securities 2007-AR7 A1, 4.674%, 12/28/2037	944,928	0.1
Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: (continued)
36,956	(1)(2)	Wells Fargo Mortgage Backed Securities 2008-1R A1, 4.990%, 06/26/2035	$37,727	0.0
762,010	(1)(2)	Wells Fargo Mortgage Backed Securities 2019-2 A1 Trust, 4.000%, 04/25/2049	778,827	0.1
2,600,000	(1)(2)	Wells Fargo Mortgage Backed Securities 2019-3 A17 Trust, 3.500%, 10/25/2049	2,628,641	0.3
3,339,000	(1)(2)(4)	Wells Fargo Mortgage Backed Securities 2019-3 B3 Trust, 3.842%, 10/25/2049	3,326,212	0.3
3,570,396		Other Securities	3,336,278	0.3
		Total Collateralized Mortgage Obligations (Cost $305,921,440)	309,963,595	32.2
ASSET-BACKED SECURITIES: 24.6%
		Automobile Asset-Backed Securities: 3.5%
3,472,000		Americredit Automobile Receivables Trust 2018-2 D, 4.010%, 07/18/2024	3,618,594	0.4
1,800,000		Americredit Automobile Receivables Trust 2019-2 D, 2.990%, 06/18/2025	1,831,231	0.2
4,300,000		AmeriCredit Automobile Receivables Trust 2019-3 C, 2.320%, 07/18/2025	4,303,511	0.4
3,750,000		AmeriCredit Automobile Receivables Trust 2019-3 D, 2.580%, 09/18/2025	3,753,320	0.4

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Automobile Asset-Backed Securities (continued)
2,050,000		Santander Drive Auto Receivables Trust 2018-1 D, 3.320%, 03/15/2024	$2,076,373	0.2
2,700,000	(2)	Santander Drive Auto Receivables Trust 2018-1 E, 4.370%, 05/15/2025	2,741,098	0.3
1,550,000		Santander Drive Auto Receivables Trust 2019-3 C, 2.490%, 10/15/2025	1,556,193	0.2
4,200,000		Santander Drive Auto Receivables Trust 2019-3 D, 2.680%, 10/15/2025	4,220,723	0.4
5,150,000		Santander Drive Auto Receivables Trust 2019-1 D, 3.650%, 04/15/2025	5,296,026	0.6
800,000	(2)	Tesla Auto Lease Trust 2018-A D, 3.300%, 05/20/2020	802,220	0.1
1,200,000	(2)	Tesla Auto Lease Trust 2018-B C, 4.360%, 10/20/2021	1,232,417	0.1
2,205,000		Other Securities	2,228,281	0.2
			33,659,987	3.5
		Home Equity Asset-Backed Securities: 0.6%
3,269,704		GSAA Home Equity Trust 2006-14 A3A, 2.268%, (US0001M + 0.250%), 09/25/2036	1,778,165	0.2
1,203,169		GSAA Home Equity Trust 2007-1 1A1, 2.098%, (US0001M + 0.080%), 02/25/2037	587,653	0.0
925,953		WaMu Asset-Backed Certificates WaMu Series 2007-HE4 2A3 Trust, 2.188%, (US0001M + 0.170%), 07/25/2047	644,282	0.1
2,932,611		Other Securities	2,668,849	0.3
			5,678,949	0.6
Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities: 17.0%
686,872	(1)(2)(3)	AJAX Mortgage Loan Trust 2017-A A, 3.470% (Step Rate @ 6.470% on 05/25/2020), 04/25/2057	$688,638	0.1
1,781,995	(2)	Ajax Mortgage Loan Trust 2018-A A, 3.850%, 04/25/2058	1,817,331	0.2
1,963,592	(1)(2)	Ajax Mortgage Loan Trust 2018-C A, 4.360%, 09/25/2065	1,991,606	0.2
3,000,000	(2)	Ajax Mortgage Loan Trust 2019-D A2, 3.500%, 09/25/2065	2,998,244	0.3
1,080,096	(1)(2)(4)(5)	American Homes 4 Rent 2015-SFR1 XS, 0.000%, 04/17/2052	—	—
2,250,000	(2)	Apidos CLO XXIX 2018-29A B, 4.176%, (US0003M + 1.900%), 07/25/2030	2,168,095	0.2
1,750,000	(2)	Applebee’s Funding LLC / IHOP Funding LLC 2019-1A A2I, 4.194%, 06/07/2049	1,792,192	0.2
1,100,000	(2)	Applebee’s Funding LLC / IHOP Funding LLC 2019-1A A2II, 4.723%, 06/07/2049	1,141,635	0.1
4,400,000	(2)	Aqua Finance Trust 2019-A A, 3.140%, 07/16/2040	4,405,693	0.5
500,000	(2)	Ares XXIX CLO Ltd. 2014-1A C, 5.803%, (US0003M + 3.500%), 04/17/2026	500,041	0.0
1,400,000	(2)	Atrium CDO Corp. 12A CR, 3.928%, (US0003M + 1.650%), 04/22/2027	1,378,822	0.1
500,000	(2)	Atrium CDO Corp. 12A DR, 5.078%, (US0003M + 2.800%), 04/22/2027	476,068	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities (continued)
1,000,000	(2)	Babson CLO Ltd. 2014-IA C, 5.728%, (US0003M + 3.450%), 07/20/2025	$1,000,209	0.1
401,815	(1)	Bear Stearns Asset Backed Securities Trust 2006-SD4 1A1, 4.836%, 10/25/2036	409,420	0.0
2,250,000	(2)	BlueMountain CLO 2012-2A DR2 Ltd., 5.036%, (US0003M + 2.900%), 11/20/2028	2,162,293	0.2
1,000,000	(2)	BlueMountain CLO 2015-1A D Ltd., 7.753%, (US0003M + 5.450%), 04/13/2027	993,707	0.1
2,000,000	(2)	BlueMountain CLO 2016-1 Ltd. 2016-1A DR, 4.928%, (US0003M + 2.650%), 04/20/2027	1,904,310	0.2
500,000	(2)	BlueMountain CLO 2016-3A CR Ltd., 4.358%, (US0003M + 2.200%), 11/15/2030	485,751	0.1
3,000,000	(2)	Bowman Park CLO Ltd. 2014-1A E, 7.548%, (US0003M + 5.400%), 11/23/2025	2,921,727	0.3
2,500,000	(2)	Carlyle Global Market Strategies CLO 2014-3RA B Ltd., 4.156%, (US0003M + 1.900%), 07/27/2031	2,360,855	0.3
3,200,000	(2)	Carlyle Global Market Strategies CLO 2015-2A CR Ltd., 4.506%, (US0003M + 2.250%), 04/27/2027	3,112,758	0.3
2,500,000		Countrywide Asset-Backed Certificates 2005-AB2 M1, 2.723%, (US0001M + 0.705%), 09/25/2035	2,457,475	0.3
3,000,000	(2)	Cumberland Park CLO Ltd. 2015-2A DR, 4.978%, (US0003M + 2.700%), 07/20/2028	2,955,636	0.3
Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities (continued)
1,112,625	(2)	Domino’s Pizza Master Issuer LLC 2015-1A A1II, 4.474%, 10/25/2045	$1,166,131	0.1
4,459,000	(2)	Domino’s Pizza Master Issuer LLC 2017-1A A2II, 3.082%, 07/25/2047	4,485,416	0.5
1,431,875	(2)	Domino’s Pizza Master Issuer LLC 2018-1A A2I, 4.116%, 07/25/2048	1,489,372	0.1
500,000	(2)	Dorchester Park CLO Ltd. 2015-1A DR, 4.678%, (US0003M + 2.400%), 04/20/2028	483,801	0.0
1,565,000	(2)	Dryden XXV Senior Loan Fund 2012-25A DRR, 5.303%, (US0003M + 3.000%), 10/15/2027	1,537,332	0.2
1,488,750	(2)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	1,566,125	0.2
2,650,000	(2)	Galaxy XXIX CLO Ltd. 2018-29A D, 4.558%, (US0003M + 2.400%), 11/15/2026	2,553,861	0.3
976,037	(2)	Helios Issuer, LLC 2018-1A A, 4.870%, 07/20/2048	1,069,166	0.1
2,824,777	(2)	Helios Issuer, LLC 2018-1A B, 7.710%, 07/20/2048	3,022,842	0.3
1,500,000	(2)	Home Partners of America 2018-1 E Trust, 3.875%, (US0001M + 1.850%), 07/17/2037	1,502,561	0.2
2,463,000	(2)	Invitation Homes 2018-SFR1 D Trust, 3.475%, (US0001M + 1.450%), 03/17/2037	2,460,531	0.3
650,000	(2)	J.G. Wentworth XLI LLC 2018-1A B, 4.700%, 10/15/2074	718,262	0.1
750,000	(2)	JG Wentworth XLII LLC 2018-2A B, 4.700%, 10/15/2077	843,118	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities (continued)
56,311		JP Morgan Mortgage Acquisition Trust 2007-CH5 A4, 2.178%, (US0001M + 0.160%), 06/25/2036	$56,421	0.0
2,000,000	(2)	LCM XIV L.P. 14A CR, 4.128%, (US0003M + 1.850%), 07/20/2031	1,925,086	0.2
750,000	(2)	LCM XX L.P. 20A-DR, 5.078%, (US0003M + 2.800%), 10/20/2027	721,005	0.1
1,550,000	(2)	LCM XXII Ltd. 22A CR, 5.078%, (US0003M + 2.800%), 10/20/2028	1,460,810	0.1
959,687	(2)	LCSS Financing 2018-A A LLC, 4.700%, 12/15/2062	1,113,330	0.1
2,500,000	(2)	Madison Park Funding XIII Ltd. 2014-13A DR2, 5.153%, (US0003M + 2.850%), 04/19/2030	2,415,843	0.3
2,000,000	(2)	Madison Park Funding XXXII Ltd. 2018-32A C, 5.178%, (US0003M + 2.900%), 01/22/2031	2,005,438	0.2
1,000,000	(2)	Marlette Funding Trust 2018-4A C, 4.910%, 12/15/2028	1,031,113	0.1
5,950,000	(2)	Marlette Funding Trust 2019-3A C, 3.790%, 09/17/2029	5,982,190	0.6
1,000,000	(1)(2)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	1,025,072	0.1
1,192,501	(1)(2)	Mill City Mortgage Loan Trust 2017-3 M2, 3.250%, 01/25/2061	1,214,257	0.1
1,800,000	(1)(2)	Mill City Mortgage Trust 2015-2 B2, 3.876%, 09/25/2057	1,833,242	0.2
2,891,147	(2)	Mill City Solar Loan 2019-2GS A Ltd., 3.690%, 07/20/2043	2,932,158	0.3
Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities (continued)
2,115,787	(2)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	$2,196,820	0.2
1,982,913	(2)	Mosaic Solar Loan Trust 2018-2-GS A, 4.200%, 02/22/2044	2,056,143	0.2
2,000,000	(2)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	2,034,663	0.2
1,434,978	(2)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	1,467,456	0.2
1,650,000	(2)	Neuberger Berman CLO XVI-S Ltd. 2017-16SA D, 4.803%, (US0003M + 2.500%), 01/15/2028	1,587,736	0.2
3,000,000	(2)(6)	Neuberger Berman CLO XXI Ltd. 2016-21A ER, 7.478%, (US0003M + 5.200%), 04/20/2027	2,823,204	0.3
475,000	(2)	OHA Credit Partners IX Ltd. 2013-9A DR, 5.578%, (US0003M + 3.300%), 10/20/2025	475,067	0.0
1,300,000	(2)	Palmer Square CLO 2014-1A BR2 Ltd., 4.153%, (US0003M + 1.850%), 01/17/2031	1,245,868	0.1
550,000	(2)	Palmer Square Loan Funding 2017-1A C Ltd., 5.103%, (US0003M + 2.800%), 10/15/2025	550,033	0.1
5,350,000	(2)	Palmer Square Loan Funding 2017-1A D Ltd., 7.153%, (US0003M + 4.850%), 10/15/2025	5,317,462	0.5
2,750,000	(2)	Palmer Square Loan Funding 2018-1A D Ltd., 6.253%, (US0003M + 3.950%), 04/15/2026	2,632,407	0.3
2,500,000	(2)	Palmer Square Loan Funding 2018-1A E Ltd., 8.203%, (US0003M + 5.900%), 04/15/2026	2,180,245	0.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities (continued)
3,000,000	(2)	Palmer Square Loan Funding 2018-4 D Ltd., 6.408%, (US0003M + 4.250%), 11/15/2026	$2,948,823	0.3
2,079,000	(2)	Planet Fitness Master Issuer LLC 2018-1A A2I, 4.262%, 09/05/2048	2,130,886	0.2
2,000,000	(2)	Progress Residential 2018-SFR1 E Trust, 4.380%, 03/17/2035	2,038,988	0.2
2,147,000	(2)	Recette CLO Ltd. 2015-1A DR, 5.028%, (US0003M + 2.750%), 10/20/2027	2,141,633	0.2
1,950,000	(2)	Recette Clo Ltd. 2015-1A E, 7.978%, (US0003M + 5.700%), 10/20/2027	1,905,405	0.2
1,600,000	(2)	Silver Creek CLO Ltd. 2014-1A CR, 4.578%, (US0003M + 2.300%), 07/20/2030	1,599,914	0.2
900,000	(2)	Sofi Consumer Loan Program 2017-5 B LLC, 3.690%, 09/25/2026	922,303	0.1
1,000,000	(2)	Sofi Consumer Loan Program 2017-6 B LLC, 3.520%, 11/25/2026	1,024,736	0.1
3,800,000	(2)	Sofi Consumer Loan Program 2018-1 C Trust, 3.970%, 02/25/2027	3,892,382	0.4
850,000	(2)	Sofi Consumer Loan Program 2018-2 B Trust, 3.790%, 04/26/2027	871,819	0.1
2,800,000	(2)	Sofi Consumer Loan Program 2018-2 C Trust, 4.250%, 04/26/2027	2,886,978	0.3
1,100,000	(2)	Sofi Consumer Loan Program 2018-3 C Trust, 4.670%, 08/25/2027	1,148,973	0.1
1,500,000	(2)	SoFi Consumer Loan Program 2018-4 D Trust, 4.760%, 11/26/2027	1,556,713	0.1
Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities (continued)
2,500,000	(2)	SoFi Consumer Loan Program 2019-3 D Trust, 3.890%, 05/25/2028	$2,535,774	0.3
1,950,000	(2)	SoFi Consumer Loan Program 2019-4 C Trust, 2.840%, 08/25/2028	1,958,411	0.2
600,000	(2)	SoFi Consumer Loan Program 2019-4 D Trust, 3.480%, 08/25/2028	602,690	0.1
1,524,000	(1)(2)	SoFi Consumer Loan Program 2017-1 B, 4.730%, 01/26/2026	1,577,132	0.2
475,699		Structured Asset Securities Corp. Mortgage Loan Trust 2006-BC5 A4, 2.188%, (US0001M + 0.170%), 12/25/2036	467,755	0.0
2,102,895	(2)	Sunrun Xanadu Issuer 2019-1A A LLC, 3.980%, 06/30/2054	2,165,498	0.2
2,000,000	(2)	TES 2017-2A B LLC, 6.990%, 02/20/2048	2,148,660	0.2
1,100,000	(2)	TES LLC 2017-1A B, 7.740%, 10/20/2047	1,095,716	0.1
2,000,000	(2)	THL Credit Wind River 2014-1 CRR CLO Ltd., 4.250%, (US0003M + 1.950%), 07/18/2031	1,915,590	0.2
1,100,000	(1)(2)	Towd Point Mortgage Trust 2015-2 2B2, 4.553%, 11/25/2057	1,198,247	0.1
1,200,000	(1)(2)	Towd Point Mortgage Trust 2017-2 M1, 3.750%, 04/25/2057	1,236,440	0.2
1,000,000	(2)	Trafigura Securitisation Finance PLC 2018-1A B, 4.290%, 03/15/2022	1,016,726	0.1
3,500,000	(2)	Venture XX CLO Ltd. 2015-20A CR, 4.203%, (US0003M + 1.900%), 04/15/2027	3,440,297	0.4

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Other Asset-Backed Securities (continued)
1,768,500	(2)	Wendy’s Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	$1,821,131	0.2
3,890,250	(2)	Wendy’s Funding LLC 2019-1A A2I, 3.783%, 06/15/2049	3,983,188	0.4
365,676		Other Securities	368,027	0.0
			163,904,928	17.0
		Student Loan Asset-Backed Securities: 3.5%
373,047	(2)	Commonbond Student Loan Trust 2016-A B, 4.000%, 05/25/2040	387,462	0.0
1,212,699	(2)	Commonbond Student Loan Trust 2016-B, 4.000%, 10/25/2040	1,244,389	0.1
753,575	(2)	Commonbond Student Loan Trust 2017-AGS C, 5.280%, 05/25/2041	795,808	0.1
762,184	(2)	Commonbond Student Loan Trust 2017-BGS C, 4.440%, 09/25/2042	760,341	0.1
210,039	(2)	Commonbond Student Loan Trust 2018-BGS C, 4.120%, 09/25/2045	212,593	0.0
833,831	(1)(2)	DRB Prime Student Loan Trust 2017-A B, 3.100%, 05/27/2042	839,680	0.1
198,525	(2)	Earnest Student Loan Program, LLC 2016-A B, 2.500%, 01/25/2039	194,871	0.0
524,232	(1)(2)	Earnest Student Loan Program, LLC 2016-B B, 4.810%, 09/25/2036	535,790	0.0
286,899	(2)	Earnest Student Loan Program, LLC 2016-C B, 4.460%, 01/26/2037	290,934	0.0
709,215	(2)	Earnest Student Loan Program, LLC 2016-D B, 3.800%, 01/25/2041	718,217	0.1
Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Student Loan Asset-Backed Securities (continued)
677,610	(2)	Earnest Student Loan Program, LLC 2016-D C, 4.390%, 01/25/2041	$679,200	0.1
586,086	(2)	Earnest Student Loan Program, LLC 2017-A C, 4.130%, 01/25/2041	582,325	0.1
600,000	(2)	ELFI Graduate Loan Program 2018-A B LLC, 4.000%, 08/25/2042	610,427	0.1
658,284	(2)	Laurel Road Prime Student Loan Trust 2018-B BFX, 3.720%, 05/26/2043	671,488	0.1
1,290,000	(2)	Laurel Road Prime Student Loan Trust 2019-A BFX, 3.000%, 10/25/2048	1,297,326	0.1
1,000,000	(2)	Sofi Professional Loan Program 2019-C BFX LLC, 3.050%, 11/16/2048	1,004,259	0.1
2,623,000	(2)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	2,544,313	0.3
1,000,000	(2)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	1,030,128	0.1
520,862	(2)	SoFi Professional Loan Program 2015-B B, 3.520%, 03/25/2036	525,680	0.1
613,920	(2)	SoFi Professional Loan Program 2015-C B LLC, 3.580%, 08/25/2036	625,471	0.1
307,810	(2)	SoFi Professional Loan Program 2015-D B, 3.590%, 10/26/2037	312,664	0.0
1,600,000	(2)	SoFi Professional Loan Program 2016-B B, 3.800%, 04/25/2037	1,652,443	0.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
ASSET-BACKED SECURITIES: (continued)
		Student Loan Asset-Backed Securities (continued)
3,265,000	(1)(2)	SoFi Professional Loan Program 2016-E C, 4.430%, 10/25/2041	$3,457,831	0.4
1,525,000	(1)(2)	SoFi Professional Loan Program 2017-A C, 4.430%, 03/26/2040	1,647,889	0.2
1,250,000	(1)(2)	SoFi Professional Loan Program 2017-C C, 4.210%, 07/25/2040	1,326,598	0.1
1,250,000	(2)	SoFi Professional Loan Program 2017-D BFX LLC, 3.610%, 09/25/2040	1,309,593	0.1
1,000,000	(2)	SoFi Professional Loan Program 2017-E C LLC, 4.160%, 11/26/2040	1,055,088	0.1
4,000,000	(2)	SoFi Professional Loan Program 2017-F BFX LLC, 3.620%, 01/25/2041	4,188,237	0.4
2,000,000	(2)	Sofi Professional Loan Program 2018-C BFX Trust, 4.130%, 01/25/2048	2,126,002	0.2
1,000,000	(2)	Sofi Professional Loan Program 2018-D BFX Trust, 4.140%, 02/25/2048	1,082,740	0.1
			33,709,787	3.5
		Total Asset-Backed Securities (Cost $235,049,462)	236,953,651	24.6
COMMERCIAL MORTGAGE-BACKED SECURITIES: 34.2%
5,941,000	(2)	AREIT 2019-CRE3 D Trust, 4.678%, (US0001M + 2.650%), 09/14/2036	5,955,766	0.6
2,500,000	(2)	Austin Fairmont Hotel Trust 2019-FAIR E, 4.500%, (US0001M + 2.250%), 09/15/2032	2,500,508	0.3
3,500,000	(2)	Banc of America Commercial Mortgage Trust 2017-BNK3 D, 3.250%, 02/15/2050	3,262,283	0.3
Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,550,000	(2)	BANK 2017-BNK4 D, 3.357%, 05/15/2050	$1,442,967	0.1
5,680,000	(2)	BANK 2017-BNK4 E, 3.357%, 05/15/2050	4,507,943	0.5
7,060,000	(1)(2)(5)	BANK 2017-BNK4 XE, 1.630%, 05/15/2050	679,882	0.1
2,644,000	(2)	BANK 2019-BNK17 D, 3.000%, 04/15/2052	2,505,802	0.2
11,156,196	(1)(5)	Bank 2019-BNK19 XA, 1.100%, 08/15/2061	867,464	0.1
21,150,000	(1)(2)(5)	BANK 2017-BNK8 XE, 1.409%, 11/15/2050	1,909,517	0.2
9,363,500	(1)(2)(5)	BANK 2018-BNK12 XD, 1.552%, 05/15/2061	1,018,830	0.1
5,200,000	(2)	BANK 2019-BNK20 D, 2.500%, 09/15/2061	4,618,864	0.5
52,290,000	(1)(5)	BANK 2019-BNK20 XA, 0.842%, 09/15/2061	3,614,991	0.4
53,200,000		BANK 2019-BNK21, 0.997%, 10/15/2052	3,784,276	0.4
1,350,000	(1)(2)	BAMLL Commercial Mortgage Securities Trust 2016-FR14 C, 1.335%, 02/27/2048	1,300,486	0.1
103,000,000	(1)(2)(5)	BBCCRE Trust 2015-GTP XB, 0.306%, 08/10/2033	1,335,550	0.1
2,000,000	(1)(2)	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18 G, 6.048%, 02/13/2042	2,017,982	0.2
600,000	(1)(2)	BENCHMARK 2018-B4 D, 2.965%, 07/15/2051	554,217	0.1
18,964,000	(1)(2)(5)	Benchmark 2018-B5 XD Mortgage Trust, 1.500%, 07/15/2051	2,131,064	0.2
50,985,762	(1)(5)	Benchmark 2018-B7 XA Mortgage Trust, 0.604%, 05/15/2053	1,659,434	0.2

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
20,361,957	(1)(5)	BENCHMARK 2019-B10 XA Mortgage Trust, 1.395%, 03/15/2062	$1,884,927	0.2
1,350,000	(2)	Benchmark 2019-B9 D Mortgage Trust, 3.000%, 03/15/2052	1,252,630	0.1
3,220,000	(1)(2)(5)	Benchmark 2019-B9 XD Mortgage Trust, 2.169%, 03/15/2052	510,576	0.0
81,326,658	(1)(5)	BMARK 2018-B4 XA, 0.692%, 07/15/2051	2,909,469	0.3
8,000,000	(1)(2)(5)	BMARK 2018-B4 XD, 1.750%, 07/15/2051	1,037,898	0.1
840,000	(2)	BHP Trust 2019-BXHP D, 3.799%, (US0001M + 1.771%), 08/15/2036	839,046	0.1
840,000	(2)	BHP Trust 2019-BXHP E, 4.595%, (US0001M + 2.568%), 08/15/2036	840,813	0.1
570,000	(2)	BX Trust 2019-MMP E, 3.928%, (US0001M + 1.900%), 08/15/2036	570,784	0.1
1,860,000	(2)	BXMT 2017-FL1 C Ltd., 3.975%, (US0001M + 1.950%), 06/15/2035	1,864,669	0.2
2,000,000	(2)	BXMT 2017-FL1 D Ltd., 4.725%, (US0001M + 2.700%), 06/15/2035	2,007,496	0.2
1,910,000	(1)(2)	CALI Mortgage Trust 2019-101C E, 4.469%, 03/10/2039	2,065,757	0.2
450,000	(2)	CAMB Commercial Mortgage Trust 2019-LIFE F, 4.578%, (US0001M + 2.550%), 12/15/2037	454,910	0.1
26,275,702	(1)(5)	CD 2019-CD8 XA Mortgage Trust, 1.555%, 08/15/2057	3,006,618	0.3
736,938	(1)(2)	CFCRE Commercial Mortgage Trust 2011-C1 E, 6.272%, 04/15/2044	680,416	0.1
Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,810,000	(1)(2)	Citigroup Commercial Mortgage Trust 2014-GC19 E, 4.762%, 03/10/2047	$2,804,387	0.3
740,000	(2)	Citigroup Commercial Mortgage Trust 2016-C2 E, 4.594%, 08/10/2049	660,531	0.1
1,250,000	(2)	Citigroup Commercial Mortgage Trust 2016-P5 D, 3.000%, 10/10/2049	1,143,535	0.1
20,655,000	(1)(2)(5)	Citigroup Commercial Mortgage Trust 2017-P8 XE, 1.412%, 09/15/2050	1,855,540	0.2
2,240,000	(1)(2)	Citigroup Commercial Mortgage Trust 2018-C6 D, 5.236%, 11/10/2051	2,449,173	0.2
4,231,000	(1)(2)	Citigroup Commercial Mortgage Trust 2016-P4 E, 4.881%, 07/10/2049	3,797,090	0.4
2,010,000	(1)(2)	Citigroup Commercial Mortgage Trust 2016-P4 F, 4.881%, 07/10/2049	1,611,270	0.2
3,870,000	(1)(2)	COMM 2014-LC15 D Mortgage Trust, 5.154%, 04/10/2047	3,968,076	0.4
21,842,274	(1)(5)	COMM 2012-CR3 XA, 2.021%, 10/15/2045	968,161	0.1
8,993,226	(1)(5)	COMM 2012-CR5 XA, 1.675%, 12/10/2045	365,961	0.0
1,310,000	(2)	Credit Suisse Mortgage Capital Certificates 2019-ICE4 F, 4.678%, (US0001M + 2.650%), 05/15/2036	1,316,778	0.1
16,406,000	(1)(2)(5)	CSAIL 2017-CX10 XE Commercial Mortgage Trust, 0.898%, 11/15/2050	1,042,908	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,000,000	(2)	CSWF 2018-TOP F, 4.778%, (US0001M + 2.750%), 08/15/2035	$2,007,561	0.2
1,392,208	(2)	DBGS 2018-BIOD E Mortgage Trust, 3.728%, (US0001M + 1.700%), 05/15/2035	1,399,813	0.1
56,296,815	(1)(5)	DBJPM 16-C3 XA Mortgage Trust, 1.631%, 08/10/2049	4,662,378	0.5
1,000,000	(1)(2)	DBUBS 2011-LC1A F Mortgage Trust, 5.885%, 11/10/2046	1,032,593	0.1
869,631	(1)(2)(5)	DBUBS 2011-LC1A XA, 0.883%, 11/10/2046	3,461	0.0
1,075,522	(1)(2)	DBUBS 2011-LC2 E Mortgage Trust, 5.714%, 07/10/2044	1,094,084	0.1
4,500,000	(2)	DBWF 2018-GLKS E Mortgage Trust, 5.075%, (US0001M + 3.018%), 11/19/2035	4,531,442	0.5
7,874,000	(1)(2)	DBJPM 16-C3 E Mortgage Trust, 4.383%, 08/10/2049	7,000,579	0.7
660,000	(1)(2)	DBJPM 16-C3 Mortgage Trust, 3.633%, 08/10/2049	642,488	0.1
5,500,000	(2)	Exantas Capital Corp. 2018-RSO6 D Ltd., 4.525%, (US0001M + 2.500%), 06/15/2035	5,527,468	0.6
1,590,000	(2)	Exantas Capital Corp. 2019-RSO7 D Ltd., 4.725%, (US0001M + 2.700%), 04/15/2036	1,601,898	0.2
6,617,598	(1)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K006 BX1, 5.539%, 02/25/2020	138,678	0.0
34,915,394	(1)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K014 X3, 3.307%, 02/25/2042	1,705,331	0.2
Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
21,400,000	(1)(5)	Freddie Mac Multifamily Structured Pass Through Certificates K035 X3, 1.852%, 12/25/2041	$1,389,960	0.1
20,330,705	(1)(5)	Freddie Mac Multifamily Structured Pass Through Certificates KC01 X3, 3.967%, 01/25/2026	2,157,425	0.2
160,388,405	(2)(5)	FREMF Mortgage Trust 2012-K23 X2B, 0.125%, 10/25/2045	537,446	0.1
500,000	(2)	GPT 2018-GPP E Mortgage Trust, 4.498%, (US0001M + 2.470%), 06/15/2035	497,659	0.1
99,052,696	(1)(2)(5)	GS Mortgage Securities Corp. II 2011-GC3 X, 0.814%, 03/10/2044	643,040	0.1
2,481,000	(1)(2)	GS Mortgage Securities Trust 2010-C2 E, 4.548%, 12/10/2043	2,495,599	0.3
1,100,000	(1)(2)	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/2043	1,084,395	0.1
3,720,000	(1)(2)	GS Mortgage Securities Trust 2010-C2 G, 4.548%, 12/10/2043	3,628,221	0.4
1,360,000	(1)	GS Mortgage Securities Trust 2012-GCJ7 C, 5.875%, 05/10/2045	1,436,396	0.2
3,040,000	(1)(2)	GS Mortgage Securities Trust 2012-GCJ7 E, 5.000%, 05/10/2045	2,320,555	0.2
500,000	(2)	GS Mortgage Securities Trust 2013-GC16 G, 3.500%, 11/10/2046	422,983	0.0
1,120,000	(1)(2)	GS Mortgage Securities Trust 2016-GS4 D, 3.233%, 11/10/2049	1,058,805	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
6,360,079	(1)(5)	GS Mortgage Securities Trust 2019-GC38 XA, 1.126%, 02/10/2052	$474,367	0.1
1,344,000	(1)(2)	GS Mortgage Securities Trust 2019-GC40 DBD, 3.668%, 07/10/2052	1,354,170	0.1
1,020,000	(1)(2)	GS Mortgage Securities Trust 2019-GC40 DBE, 3.668%, 07/10/2052	1,003,997	0.1
14,601,341	(1)(5)	GS Mortgage Securities Trust 2019-GC40 XA, 1.234%, 07/10/2052	1,199,837	0.1
5,070,000	(2)	GS Mortgage Securities Corp. Trust 2019-SMP E, 4.740%, (US0001M + 2.600%), 08/15/2032	5,089,114	0.5
2,170,000	(2)	GS Mortgage Securities Trust 2019-GC39 D, 3.000%, 05/10/2052	2,016,879	0.2
1,500,000	(2)	Hawaii Hotel Trust 2019-MAUI E, 4.187%, (US0001M + 2.350%), 05/15/2038	1,507,407	0.2
3,990,000	(2)	Hawaii Hotel Trust 2019-MAUI F, 4.778%, (US0001M + 3.000%), 05/15/2038	4,018,075	0.4
1,979,761	(2)	HPLY Trust 2019-HIT E, 4.378%, (US0001M + 2.350%), 11/15/2036	1,992,116	0.2
5,860,000	(1)(2)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-ICON E, 5.220%, 01/05/2034	6,231,644	0.7
5,200,000	(2)	JP Morgan Chase Commercial Mortgage Securities Corp. 2019-BKWD E, 4.650%, (US0001M + 2.600%), 09/15/2029	5,214,636	0.5
Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,410,000	(1)(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16 D, 5.195%, 12/15/2046	$2,546,853	0.3
3,580,000	(1)(2)	JPMBB Commercial Mortgage Securities Trust 2013-C17 E, 3.867%, 01/15/2047	3,418,253	0.4
4,692,000	(2)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT FFX, 5.542%, 07/05/2033	4,877,908	0.5
1,930,000	(2)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP E, 4.128%, (US0001M + 2.160%), 07/15/2036	1,937,723	0.2
1,727,855	(2)	JP Morgan Chase Commercial Mortgage Securities Corp. 2018-LAQ D, 4.128%, (US0001M + 2.100%), 06/15/2032	1,742,270	0.2
16,726,160	(1)(2)(5)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C3 XA, 1.136%, 02/15/2046	176,167	0.0
1,410,000	(1)(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 G, 3.873%, 07/15/2046	1,414,591	0.1
1,500,000	(1)(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5 C, 5.554%, 08/15/2046	1,566,640	0.2
3,000,000	(1)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 D, 4.253%, 12/15/2047	3,103,396	0.3

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,500,000	(1)(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 D, 4.201%, 01/15/2046	$1,537,424	0.2
5,000,000	(1)(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 F, 3.986%, 01/15/2046	4,746,747	0.5
17,839,290	(1)(5)	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20 XA, 1.134%, 07/15/2047	479,251	0.0
1,000,000	(1)(2)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.372%, 11/15/2045	1,068,476	0.1
30,251,674	(1)(2)(5)	JPMBB Commercial Mortgage Securities Trust 2013-C15 XC, 1.811%, 11/15/2045	1,792,929	0.2
3,550,000	(1)(2)	JPMBB Commercial Mortgage Securities Trust 2013-C17 D, 5.055%, 01/15/2047	3,746,914	0.4
1,150,000	(2)	JPMBB Commercial Mortgage Securities Trust 2014-C26 E, 4.000%, 01/15/2048	995,229	0.1
46,979,000	(1)(2)(5)	JPMBB Commercial Mortgage Securities Trust 2014-C26 XD, 0.500%, 01/15/2048	1,076,956	0.1
34,428,000	(1)(2)(5)	JPMBB Commercial Mortgage Securities Trust 2014-C26 XE, 0.523%, 01/15/2048	702,817	0.1
1,000,000	(2)	KNDL 2019-KNSQ E Mortgage Trust, 3.828%, (US0001M + 1.800%), 05/15/2036	1,001,270	0.1
4,460,000	(1)(2)	LSTAR Commercial Mortgage Trust 2015-3 D, 3.303%, 04/20/2048	4,371,019	0.5
3,590,000	(1)(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 D, 5.074%, 04/15/2047	3,808,541	0.4
Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
1,000,000	(1)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17 C, 4.657%, 08/15/2047	$1,060,541	0.1
4,900,000	(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18 D, 3.389%, 10/15/2047	4,610,097	0.5
2,000,000	(1)(2)	Morgan Stanley Capital I Trust 2005-T19 G, 5.898%, 06/12/2047	2,020,924	0.2
3,650,000	(2)	Morgan Stanley Capital I Trust 2011-C1 K, 4.193%, 09/15/2047	3,616,183	0.4
2,600,000	(2)	Morgan Stanley Capital I Trust 2011-C1 L, 4.193%, 09/15/2047	2,532,881	0.3
1,420,000	(2)	Morgan Stanley Capital I Trust 2011-C1 M, 4.193%, 09/15/2047	1,374,808	0.1
1,590,000	(1)(2)	Morgan Stanley Capital I Trust 2016-BNK2 D, 3.000%, 11/15/2049	1,476,006	0.1
2,675,000		Morgan Stanley Capital I, Inc. 2017-HR2 D, 2.730%, 12/15/2050	2,455,237	0.3
17,929,230	(1)(5)	Morgan Stanley Capital I, Inc. 2017-HR2 XA, 0.936%, 12/15/2050	958,461	0.1
15,555,000	(1)(2)(5)	Morgan Stanley Capital I, Inc. 2017-HR2 XD, 1.637%, 12/15/2050	1,739,418	0.2
4,880,000	(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 G, 3.707%, 11/15/2046	4,194,677	0.4
5,000,000	(1)(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14 D, 5.100%, 02/15/2047	5,150,466	0.5

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
6,893,000	(1)(2)	Morgan Stanley Capital I Trust 2016-BNK2 F, 4.037%, 11/15/2049	$4,816,528	0.5
4,260,950	(2)	Morgan Stanley Capital I Trust 2019-H7 D, 3.000%, 07/15/2052	3,909,276	0.4
41,287,097	(1)(5)	Morgan Stanley Capital I Trust 2019-H7 XA, 1.467%, 07/15/2052	4,146,595	0.4
6,586,500	(1)(2)(5)	Morgan Stanley Capital I Trust 2019-H7 XD, 1.545%, 07/15/2052	751,991	0.1
4,660,000	(2)	PFP 2017-4 E Ltd., 6.878%, (US0001M + 4.850%), 07/14/2035	4,730,296	0.5
2,749,000	(2)	Prima Capital CRE Securitization 2019-RK1 BD Ltd., 3.500%, 04/15/2038	2,726,938	0.3
2,210,000	(2)	Prima Capital CRE Securitization 2019-RK1 CD Ltd., 3.500%, 04/15/2038	2,160,832	0.2
110,000	(2)	Prima Capital CRE Securitization 2019-RK1 DD Ltd., 3.500%, 04/15/2038	105,811	0.0
1,980,000	(1)(2)	Ready Capital Mortgage Trust 2019-5 D, 5.651%, 02/25/2052	2,053,508	0.2
999,000	(2)	Shelter Growth CRE 2018-FL1 D Issuer Ltd., 5.028%, (US0001M + 3.000%), 01/15/2035	1,004,618	0.1
2,170,134	(2)	SLIDE 2018-FUN E, 4.328%, (US0001M + 2.300%), 06/15/2031	2,189,028	0.2
1,216,443	(2)	SLIDE 2018-FUN F, 5.028%, (US0001M + 3.000%), 06/15/2031	1,229,366	0.2
17,838,384	(1)(5)	UBS Commercial Mortgage Trust 2019-C16 XA, 1.730%, 04/15/2052	1,996,672	0.2
Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
4,710,000	(2)	VMC Finance 2019-FL3 D LLC, 4.850%, (US0001M + 2.650%), 09/15/2036	$4,724,728	0.5
7,327,594	(1)(5)	Wells Fargo Commercial Mortgage Trust 2014-LC18 XA, 1.232%, 12/15/2047	299,722	0.0
5,827,351	(2)	Wells Fargo Commercial Mortgage Trust 2015-C30 E, 3.250%, 09/15/2058	4,946,091	0.5
16,657,000	(1)(2)(5)	Wells Fargo Commercial Mortgage Trust 2015-C30 XE, 1.397%, 09/15/2058	1,137,063	0.1
16,657,000	(1)(2)(5)	Wells Fargo Commercial Mortgage Trust 2015-C30 XFG, 1.397%, 09/15/2058	1,101,101	0.1
32,664,000	(1)(5)	Wells Fargo Commercial Mortgage Trust 2016-NXS6 XB, 0.627%, 11/15/2049	1,203,273	0.1
7,605,000	(1)(2)(5)	Wells Fargo Commercial Mortgage Trust 2016-NXS6 XFG, 2.000%, 11/15/2049	900,290	0.1
34,731,466	(1)(5)	Wells Fargo Commercial Mortgage Trust 2017-C40 XA, 1.122%, 10/15/2050	2,028,856	0.2
2,464,134	(2)	Wells Fargo Commercial Mortgage Trust 2018-BXI E, 4.184%, (US0001M + 2.157%), 12/15/2036	2,480,280	0.3
15,964,941	(1)(5)	Wells Fargo Commercial Mortgage Trust 2018-C45 XA, 0.994%, 06/15/2051	977,848	0.1

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2019 (Unaudited) (continued)

Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
2,000,000	(2)	Wells Fargo Commercial Mortgage Trust 2019-C49 D, 3.000%, 03/15/2052	$1,793,462	0.2
2,000,000	(2)(7)(8)	Wells Fargo Re-REMIC Trust 2013-FRR1 BK26, 0.000%, 01/27/2045	1,719,552	0.2
38,774,425	(1)(2)(5)	WFRBS Commercial Mortgage Trust 2012-C10 XA, 1.699%, 12/15/2045	1,594,792	0.2
5,350,000	(2)	WFRBS Commercial Mortgage Trust 2013-C12 E, 3.500%, 03/15/2048	4,823,374	0.5
1,141,165	(1)(2)(5)	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.382%, 03/15/2048	37,617	0.0
3,640,000	(1)(2)	WFRBS Commercial Mortgage Trust 2013-C17 D, 5.230%, 12/15/2046	3,869,222	0.4
320,000	(2)	WFRBS Commercial Mortgage Trust 2013-C17 E, 3.500%, 12/15/2046	295,308	0.0
1,250,000	(2)	WFRBS Commercial Mortgage Trust 2013-C17 F, 3.500%, 12/15/2046	1,041,246	0.1
2,380,000	(1)(2)	WFRBS Commercial Mortgage Trust 2013-UBS1 E, 4.897%, 03/15/2046	2,285,485	0.3
1,000,000	(1)	WFRBS Commercial Mortgage Trust 2014-C25 C, 4.453%, 11/15/2047	1,055,267	0.1
3,100,000	(1)(2)	Wells Fargo Commercial Mortgage Trust 2015-C30 D, 4.647%, 09/15/2058	3,226,774	0.3
2,550,000	(1)(2)	West Town Mall Trust 2017-KNOX E, 4.491%, 07/05/2030	2,564,348	0.3
Principal Amount†			Value	Percentage of Net Assets
COMMERCIAL MORTGAGE-BACKED SECURITIES: (continued)
3,240,000	(1)(2)	WFRBS Commercial Mortgage Trust 2013-C11 E, 4.403%, 03/15/2045	$3,276,174	0.3
2,020,000	(2)	WFRBS Commercial Mortgage Trust 2013-C12 F, 3.500%, 03/15/2048	1,766,288	0.2
4,058,431		Other Securities	4,006,192	0.4
		Total Commercial Mortgage-Backed Securities (Cost $318,712,591)	328,976,630	34.2
		Total Long-Term Investments (Cost $859,683,493)	875,893,876	91.0
SHORT-TERM INVESTMENTS: 10.5%
		Commercial Paper: 10.5%
600,000		Autozone, Inc., 2.450%, 10/01/2019	599,960	0.1
2,690,000		Concord Minutemen Capital Co. LLC, 2.060%, 10/02/2019	2,689,696	0.3
8,000,000		Dominion Resources Inc., 2.430%, 10/03/2019	7,998,403	0.8
9,000,000		E. I. du Pont de Nemours and Co., 2.320%, 10/10/2019	8,994,285	0.9
2,450,000		Eastman Chemical Co., 2.290%, 10/16/2019	2,447,540	0.3
5,000,000		Enbridge, Inc., 2.370%, 10/08/2019	4,997,401	0.5
5,000,000		Enbridge, Inc., 2.380%, 10/07/2019	4,997,715	0.5
700,000		Exxon Corp., 2.310%, 10/01/2019	699,956	0.1
10,000,000		General Electric Co., 2.300%, 10/29/2019	9,981,730	1.1
5,000,000		General Electric Co., 2.340%, 10/11/2019	4,996,478	0.5
5,000,000		Harley-Davidson, Inc., 2.420%, 10/04/2019	4,998,676	0.5
2,000,000		Marriott International, 2.290%, 10/24/2019	1,996,990	0.2
5,710,000		Marriott International, 2.360%, 10/09/2019	5,706,678	0.6
5,000,000		McKesson Corp., 2.290%, 10/18/2019	4,994,360	0.5

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2019 (Unaudited) (continued)

Principal Amount†		Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: (continued)
	Commercial Paper (continued)
8,700,000	McKesson Corp., 2.340%, 10/11/2019	$8,693,873	0.9
10,000,000	Mondelez International, Inc., 2.290%, 10/02/2019	9,998,744	1.1
6,000,000	Mondelez International, Inc., 2.290%, 10/16/2019	5,993,976	0.6
4,800,000	Sysco Corp., 2.470%, 10/01/2019	4,799,675	0.5
5,000,000	Virginia Electric & Power Co., 2.410%, 10/17/2019	4,994,390	0.5
		100,580,526	10.5
Shares			Value	Percentage of Net Assets
		Mutual Funds: 0.0%
277,000	(9)	Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.840% (Cost $277,000)	277,000	0.0
		Total Short-Term Investments (Cost $100,864,558)	100,857,526	10.5
		Total Investments in Securities(Cost $960,548,051)	976,751,402	101.5
		Liabilities in Excess of Other Assets	(14,347,483)	(1.5)
		Net Assets	$962,403,919	100.0
“Other Securities” represents issues not identified as the top 50 holdings in terms of market value and issues or issuers not exceeding 1% of net assets individually or in aggregate respectively as of September 30, 2019.
The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.
†
Unless otherwise indicated, principal amount is shown in USD.

(1)
Variable rate security. Rate shown is the rate in effect as of September 30, 2019.

(2)
Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.

(3)
Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of September 30, 2019.

(4)
For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(5)
Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.

(6)
Settlement is on a when-issued or delayed-delivery basis.

(7)
Represents a zero coupon bond. Rate shown reflects the effective yield as of September 30, 2019.

(8)
Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.

(9)
Rate shown is the 7-day yield as of September 30, 2019.

Reference Rate Abbreviations:
12MTA           12-month Treasury Average
US0001M       1-month LIBOR
US0003M       3-month LIBOR

Fair Value Measurements^
The following is a summary of the fair valuations according to the inputs used as of September 30, 2019 in valuing the assets and liabilities:
	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Asset Table
Investments, at fair value
Collateralized Mortgage Obligations	$—	$301,440,038	$8,523,557	$309,963,595
Commercial Mortgage-Backed Securities	—	328,976,630	—	328,976,630
Asset-Backed Securities	—	236,953,651	—	236,953,651
Short-Term Investments	277,000	100,580,526	—	100,857,526
Total Investments, at fair value	$277,000	$967,950,845	$8,523,557	$976,751,402

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2019 (Unaudited) (continued)

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at September 30, 2019
Other Financial Instruments+
Futures	1,158,084	—	—	1,158,084
Total Assets	$1,435,084	$967,950,845	$8,523,557	$977,909,486
Liabilities Table
Other Financial Instruments+
Futures	$(978,761)	$—	$—	$(978,761)
Total Liabilities	$(978,761)	$—	$—	$(978,761)

^
See Note 2, “Significant Accounting Policies” in the Notes to Financial Statements for additional information.

+
Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are valued at the unrealized gain (loss) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.

At September 30, 2019, the following futures contracts were outstanding for Voya Securitized Credit Fund:
Description	Number of Contracts	Expiration Date	Notional Value	Unrealized Appreciation/ (Depreciation)
Long Contracts:
U.S. Treasury Long Bond	54	12/19/19	$8,764,875	$(153,112)
U.S. Treasury Ultra 10-Year Note	90	12/19/19	12,816,562	(212,927)
U.S. Treasury Ultra Long Bond	155	12/19/19	29,745,469	(607,787)
			$51,326,906	$(973,826)
Short Contracts:
U.S. Treasury 10-Year Note	(190)	12/19/19	(24,759,375)	(4,935)
U.S. Treasury 2-Year Note	(790)	12/31/19	(170,245,000)	399,041
U.S. Treasury 5-Year Note	(1,291)	12/31/19	(153,820,633)	759,043
			$(348,825,008)	$1,153,149
A summary of derivative instruments by primary risk exposure is outlined in the following tables.
The fair value of derivative instruments as of September 30, 2019 was as follows:
Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Interest rate contracts	Net Assets — Unrealized appreciation*	$1,158,084
Total Asset Derivatives		$1,158,084
Liability Derivatives
Interest rate contracts	Net Assets — Unrealized depreciation*	$978,761
Total Liability Derivatives		$978,761

*
Includes cumulative appreciation/depreciation of futures contracts as reported in the table within the Portfolio of Investments.

The effect of derivative instruments on the Fund’s Statement of Operations for the period ended September 30, 2019 was as follows:
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$832,232
Total	$832,232

See Accompanying Notes to Financial Statements

SUMMARY PORTFOLIO OF INVESTMENTS
Voya Securitized Credit Fund	as of September 30, 2019 (Unaudited) (continued)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Futures
Interest rate contracts	$(28,812)
Total	$(28,812)
At September 30, 2019, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments at period end were:
Cost for federal income tax purposes was $960,557,440.
Net unrealized appreciation consisted of:
Gross Unrealized Appreciation	$24,238,742
Gross Unrealized Depreciation	(7,865,457)
Net Unrealized Appreciation	$16,373,285
See Accompanying Notes to Financial Statements

Investment Adviser
Voya Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Distributor
Voya Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
Transfer Agent
BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809
Custodian
The Bank of New York Mellon
225 Liberty Street
New York, New York 10286
Legal Counsel
Ropes & Gray LLP
Prudential Tower
800 Boylston Street
Boston, Massachusetts 02199

For more complete information, or to obtain a prospectus on any Voya mutual fund, please call your financial advisor or Voya Investments Distributor, LLC at (800) 992-0180 or log on to www.voyainvestments.com. The prospectus should be read carefully before investing. Consider the fund’s investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the fund.
RETIREMENT | INVESTMENTS | INSURANCE
voyainvestments.com
166107         (0919-111619)

Item 2. Code of Ethics.

Not required for semi-annual filing.

Item 3. Audit Committee Financial Expert.

Not required for semi-annual filing.

Item 4. Principal Accountant Fees and Services.

Not required for semi-annual filing.

Item 5. Audit Committee of Listed Registrants.

Not required for semi-annual filing.

Item 6. Schedule of Investments.

Complete schedule of investments filed herein.

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2019 (UNAUDITED)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 93.3%
		Basic Materials: 2.7%
600,000	(1)	Anglo American Capital PLC, 4.875%, 05/14/2025	$652,227	0.4
297,000		ArcelorMittal, 4.250%, 07/16/2029	302,205	0.2
325,000		ArcelorMittal, 6.750%, 03/01/2041	386,532	0.2
350,000		BHP Billiton Finance USA Ltd., 3.250%, 11/21/2021	358,341	0.2
214,000		BHP Billiton Finance USA Ltd., 5.000%, 09/30/2043	276,594	0.2
600,000	(1),(2)	BHP Billiton Finance USA Ltd., 6.250%, 10/19/2075	622,512	0.4
265,000	(1)	Dow Chemical Co/The, 4.800%, 05/15/2049	293,122	0.2
390,000	(1)	Dow Chemical Co/The, 5.550%, 11/30/2048	474,177	0.3
180,000		International Paper Co., 4.350%, 08/15/2048	187,143	0.1
180,000		International Paper Co., 4.400%, 08/15/2047	187,517	0.1
250,000		Mosaic Co/The, 5.450%, 11/15/2033	283,543	0.2
342,000		Teck Resources Ltd., 6.000%, 08/15/2040	370,802	0.2
			4,394,715	2.7

		Communications: 7.7%
798,000		AT&T, Inc., 4.350%, 03/01/2029	882,637	0.5
144,000		AT&T, Inc., 4.750%, 05/15/2046	160,051	0.1
106,000		AT&T, Inc., 4.800%, 06/15/2044	117,738	0.1
608,000		AT&T, Inc., 4.900%, 08/15/2037	691,909	0.4
352,000		AT&T, Inc., 5.250%, 03/01/2037	415,062	0.3
169,000		AT&T, Inc., 5.300%, 08/15/2058	198,054	0.1
17,000		AT&T, Inc., 5.350%, 09/01/2040	19,965	0.0
390,000		AT&T, Inc., 5.550%, 08/15/2041	466,342	0.3
576,000		CBS Corp., 5.500%, 05/15/2033	672,912	0.4

156,000		Comcast Corp., 3.400%, 07/15/2046	160,271	0.1
894,000		Comcast Corp., 3.450%, 10/01/2021	920,913	0.6
220,000		Comcast Corp., 3.900%, 03/01/2038	243,928	0.2
90,000		Comcast Corp., 4.049%, 11/01/2052	100,312	0.1
262,000		Comcast Corp., 4.250%, 01/15/2033	301,934	0.2
100,000		Comcast Corp., 4.400%, 08/15/2035	116,897	0.1
349,000		Comcast Corp., 4.600%, 10/15/2038	418,904	0.3
180,000		Comcast Corp., 4.700%, 10/15/2048	220,928	0.1
269,000		Comcast Corp., 4.950%, 10/15/2058	345,623	0.2
320,000		Comcast Corp., 5.650%, 06/15/2035	419,242	0.3
192,000		Interpublic Group of Cos, Inc./The, 5.400%, 10/01/2048	229,010	0.1
440,000	(1)	Tencent Holdings Ltd., 3.575%, 04/11/2026	460,203	0.3
464,000		TWDC Enterprises 18 Corp., 2.450%, 03/04/2022	470,989	0.3
194,000		Verizon Communications, Inc., 4.500%, 08/10/2033	225,943	0.1
75,000		Verizon Communications, Inc., 4.522%, 09/15/2048	88,704	0.1
584,000		Verizon Communications, Inc., 4.812%, 03/15/2039	701,538	0.4
190,000		Verizon Communications, Inc., 5.012%, 04/15/2049	239,051	0.1
552,000		Verizon Communications, Inc., 5.250%, 03/16/2037	687,022	0.4
317,000		Viacom, Inc., 4.375%, 03/15/2043	327,336	0.2
298,000		Viacom, Inc., 5.850%, 09/01/2043	367,028	0.2
196,000		Vodafone Group PLC, 5.125%, 06/19/2059	225,655	0.1
230,000	(1)	Walt Disney Co/The, 4.500%, 02/15/2021	238,157	0.1
346,000	(1)	Walt Disney Co/The, 4.750%, 11/15/2046	456,454	0.3
286,000	(1)	Walt Disney Co/The, 6.550%, 03/15/2033	406,169	0.3

See Accompanying Notes to Financial Statements

1

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2019 (UNAUDITED) (CONTINUED)

265,000	(1)	Walt Disney Co/The, 7.750%, 01/20/2024	321,677	0.2
165,000	(1)	Walt Disney Co/The, 8.500%, 02/23/2025	214,155	0.1
			12,532,713	7.7

		Consumer, Cyclical: 5.2%
72,864		American Airlines 2014-1 Class B Pass Through Trust, 4.375%, 04/01/2024	74,857	0.0
228,229		American Airlines 2015-2 Class B Pass Through Trust, 4.400%, 03/22/2025	236,331	0.1
312,758		American Airlines 2016-1 Class AA Pass Through Trust, 3.575%, 07/15/2029	330,421	0.2
141,519		American Airlines 2016-1 Class B Pass Through Trust, 5.250%, 07/15/2025	150,758	0.1
160,474		American Airlines 2016-3 Class B Pass Through Trust, 3.750%, 04/15/2027	163,153	0.1
228,230		American Airlines 2017-1 Class B Pass Through Trust, 4.950%, 08/15/2026	241,197	0.2
345,000		American Airlines 2019-1 Class AA Pass Through Trust, 3.150%, 08/15/2033	353,787	0.2
39,188		Continental Airlines 2012-1 Class B Pass Through Trust, 6.250%, 10/11/2021	39,700	0.0
187,537		Continental Airlines 2012-2 Class B Pass Through Trust, 5.500%, 04/29/2022	191,560	0.1
333,677		Delta Air Lines 2015-1 Class B Pass Through Trust, 4.250%, 01/30/2025	357,439	0.2
115,000		Delta Air Lines, Inc., 4.375%, 04/19/2028	122,902	0.1
331,000		Ford Motor Credit Co. LLC, 3.470%, 04/05/2021	332,749	0.2
440,000		Ford Motor Credit Co. LLC, 5.113%, 05/03/2029	443,566	0.3
150,000		General Motors Co., 5.950%, 04/01/2049	160,869	0.1
167,000		General Motors Co., 6.750%, 04/01/2046	191,229	0.1
360,000		General Motors Financial Co., Inc., 3.500%, 11/07/2024	364,728	0.2
178,000		Lowe's Cos, Inc., 2.500%, 04/15/2026	177,657	0.1
375,000		Lowe's Cos, Inc., 3.120%, 04/15/2022	383,638	0.2
602,000		Lowe's Cos, Inc., 3.650%, 04/05/2029	644,387	0.4

328,000	Lowe's Cos, Inc., 4.050%, 05/03/2047	350,937	0.2
265,000	McDonald's Corp., 4.450%, 09/01/2048	307,009	0.2
295,312	United Airlines 2013-1 Class B Pass Through Trust, 5.375%, 02/15/2023	309,204	0.2
134,725	United Airlines 2014-2 Class B Pass Through Trust, 4.625%, 03/03/2024	139,022	0.1
574,247	United Airlines 2016-1 Class AA Pass Through Trust, 3.100%, 01/07/2030	589,914	0.4
405,000	United Airlines 2019-2 Class A Pass Through Trust, 2.900%, 11/01/2029	402,692	0.3
245,000	United Airlines 2019-2 Class B Pass Through Trust, 3.500%, 11/01/2029	246,225	0.2
246,323	US Airways 2012-2 Class A Pass Through Trust, 4.625%, 12/03/2026	266,708	0.2
215,789	US Airways 2012-2 Class B Pass Through Trust, 6.750%, 12/03/2022	227,415	0.1
313,848	US Airways 2013-1 Class B Pass Through Trust, 5.375%, 05/15/2023	327,675	0.2
165,000	WW Grainger, Inc., 3.750%, 05/15/2046	171,244	0.1
170,000	WW Grainger, Inc., 4.200%, 05/15/2047	189,925	0.1
		8,488,898	5.2

	Consumer, Non-cyclical: 15.2%
353,000	AbbVie, Inc., 3.200%, 05/14/2026	359,741	0.2
23,000	AbbVie, Inc., 4.450%, 05/14/2046	23,880	0.0
450,000	AbbVie, Inc., 4.500%, 05/14/2035	485,877	0.3
331,000	Allergan Finance LLC, 4.625%, 10/01/2042	344,282	0.2
405,000	Altria Group, Inc., 4.800%, 02/14/2029	444,498	0.3
315,000	AmerisourceBergen Corp., 4.300%, 12/15/2047	322,527	0.2
725,000	Anheuser-Busch Cos LLC / Anheuser-Busch InBev Worldwide, Inc., 4.900%, 02/01/2046	863,803	0.5
299,000	Anheuser-Busch InBev Worldwide, Inc., 4.375%, 04/15/2038	335,355	0.2
207,000	Anheuser-Busch InBev Worldwide, Inc., 4.439%, 10/06/2048	234,125	0.1

See Accompanying Notes to Financial Statements

2

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2019 (UNAUDITED) (CONTINUED)

257,000		Anheuser-Busch InBev Worldwide, Inc., 4.900%, 01/23/2031	306,302	0.2
272,000		Anheuser-Busch InBev Worldwide, Inc., 5.550%, 01/23/2049	356,660	0.2
570,000		Anthem, Inc., 2.875%, 09/15/2029	564,839	0.3
138,000		Anthem, Inc., 4.625%, 05/15/2042	153,239	0.1
252,000		Anthem, Inc., 5.100%, 01/15/2044	294,191	0.2
400,000		AstraZeneca PLC, 3.375%, 11/16/2025	421,200	0.3
280,000		Boston Scientific Corp., 3.375%, 05/15/2022	288,077	0.2
275,000		Boston Scientific Corp., 4.700%, 03/01/2049	337,220	0.2
330,000	(1)	Bristol-Myers Squibb Co., 2.550%, 05/14/2021	332,985	0.2
123,000	(1)	Bristol-Myers Squibb Co., 4.250%, 10/26/2049	143,447	0.1
161,000		Cardinal Health, Inc., 4.900%, 09/15/2045	164,417	0.1
378,000		Celgene Corp., 3.875%, 08/15/2025	408,364	0.3
522,000		Celgene Corp., 4.550%, 02/20/2048	623,686	0.4
39,000		Celgene Corp., 5.000%, 08/15/2045	49,002	0.0
609,000		Cigna Corp., 4.800%, 08/15/2038	686,429	0.4
452,000		Cigna Corp., 4.900%, 12/15/2048	519,115	0.3
405,000		Coca-Cola Co/The, 1.750%, 09/06/2024	402,180	0.2
1,195,000		Coca-Cola Co/The, 2.125%, 09/06/2029	1,172,896	0.7
400,000		Coca-Cola Co/The, 2.200%, 05/25/2022	403,445	0.3
425,000		CVS Health Corp., 2.625%, 08/15/2024	426,944	0.3
839,000		CVS Health Corp., 4.780%, 03/25/2038	926,398	0.6
1,094,000		CVS Health Corp., 5.050%, 03/25/2048	1,246,093	0.8
272,000	(1)	Fresenius Medical Care US Finance III, Inc., 3.750%, 06/15/2029	273,793	0.2
894,000		Gilead Sciences, Inc., 4.400%, 12/01/2021	932,858	0.6
168,000		HCA, Inc., 4.125%, 06/15/2029	176,251	0.1
217,000		HCA, Inc., 5.250%, 06/15/2049	239,186	0.1
153,000		Johnson & Johnson, 3.400%, 01/15/2038	165,750	0.1
256,000		Johnson & Johnson, 3.500%, 01/15/2048	282,197	0.2
333,000		Johnson & Johnson, 4.375%, 12/05/2033	398,043	0.2
570,000		Keurig Dr Pepper, Inc., 4.057%, 05/25/2023	603,508	0.4
446,000		Keurig Dr Pepper, Inc., 4.597%, 05/25/2028	501,802	0.3
125,000		Keurig Dr Pepper, Inc., 5.085%, 05/25/2048	147,808	0.1
577,000	(1)	Kraft Heinz Foods Co., 4.875%, 02/15/2025	594,044	0.4

330,000	(1)	Kraft Heinz Foods Co., 4.875%, 10/01/2049	333,568	0.2
257,000		Kraft Heinz Foods Co., 5.000%, 07/15/2035	274,591	0.2
169,000		Kroger Co., 3.875%, 10/15/2046	161,622	0.1
74,000		Kroger Co/The, 4.000%, 02/01/2024	78,773	0.1
425,000		Laboratory Corp. of America Holdings, 3.200%, 02/01/2022	433,796	0.3
308,000	(1)	Mars, Inc., 4.125%, 04/01/2054	354,882	0.2
875,000		PayPal Holdings, Inc., 2.850%, 10/01/2029	879,674	0.5
385,000		PepsiCo, Inc., 1.700%, 10/06/2021	384,255	0.2
598,000		PepsiCo, Inc., 2.625%, 07/29/2029	614,337	0.4
215,000		PepsiCo, Inc., 3.375%, 07/29/2049	230,156	0.1
560,000		Pfizer, Inc., 3.450%, 03/15/2029	607,699	0.4
223,000		Pfizer, Inc., 3.900%, 03/15/2039	250,107	0.2
165,000		Pfizer, Inc., 4.000%, 12/15/2036	189,708	0.1
531,000		Shire Acquisitions Investments Ireland DAC, 2.400%, 09/23/2021	533,619	0.3
450,000	(1)	Takeda Pharmaceutical Co. Ltd., 5.000%, 11/26/2028	527,371	0.3
170,000		UnitedHealth Group, Inc., 3.500%, 08/15/2039	177,445	0.1
381,000		UnitedHealth Group, Inc., 3.700%, 08/15/2049	405,024	0.3
162,000		UnitedHealth Group, Inc., 4.450%, 12/15/2048	192,411	0.1
			24,585,495	15.2

		Energy: 9.3%
250,000		Apache Corp., 5.250%, 02/01/2042	255,812	0.2
607,000		BP Capital Markets America, Inc., 3.410%, 02/11/2026	642,256	0.4
994,000		BP Capital Markets America, Inc., 3.937%, 09/21/2028	1,102,961	0.7
399,000		Cimarex Energy Co., 3.900%, 05/15/2027	406,663	0.2
412,000		Cimarex Energy Co., 4.375%, 03/15/2029	434,052	0.3
172,000		Continental Resources, Inc./OK, 5.000%, 09/15/2022	173,633	0.1
733,000		Enable Midstream Partners L.P., 4.150%, 09/15/2029	706,892	0.4
400,000		Energy Transfer Operating L.P., 5.300%, 04/15/2047	430,998	0.3
487,000		Enterprise Products Operating LLC, 3.125%, 07/31/2029	499,084	0.3

See Accompanying Notes to Financial Statements

3

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2019 (UNAUDITED) (CONTINUED)

130,000	(2)	Enterprise Products Operating LLC, 5.250%, 08/16/2077	129,113	0.1
583,000	(2)	Enterprise Products Operating LLC, 5.375%, 02/15/2078	563,610	0.3
482,000		Exxon Mobil Corp., 2.275%, 08/16/2026	486,133	0.3
595,000		Exxon Mobil Corp., 2.995%, 08/16/2039	598,459	0.4
300,000		Marathon Oil Corp., 5.200%, 06/01/2045	338,539	0.2
355,000		Marathon Petroleum Corp., 3.800%, 04/01/2028	370,398	0.2
182,000		Marathon Petroleum Corp., 4.500%, 04/01/2048	190,568	0.1
185,000		Marathon Petroleum Corp., 5.000%, 09/15/2054	198,183	0.1
236,000		MPLX L.P., 4.000%, 02/15/2025	249,536	0.2
382,000		MPLX L.P., 5.200%, 03/01/2047	422,868	0.3
176,000		Noble Energy, Inc., 4.200%, 10/15/2049	173,468	0.1
425,000		Occidental Petroleum Corp., 2.900%, 08/15/2024	428,703	0.3
733,000		Occidental Petroleum Corp., 3.500%, 08/15/2029	744,851	0.5
400,000		ONEOK, Inc., 3.400%, 09/01/2029	396,697	0.2
385,000		ONEOK, Inc., 4.000%, 07/13/2027	403,325	0.2
426,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.550%, 12/15/2029	419,684	0.3
431,000		Plains All American Pipeline L.P. / PAA Finance Corp., 3.600%, 11/01/2024	441,604	0.3
530,000		Plains All American Pipeline L.P. / PAA Finance Corp., 4.650%, 10/15/2025	567,464	0.3
85,000		Plains All American Pipeline L.P. / PAA Finance Corp., 5.150%, 06/01/2042	86,532	0.1
453,000		Shell International Finance BV, 4.000%, 05/10/2046	524,892	0.3
201,000		Sunoco Logistics Partners Operations L.P., 4.250%, 04/01/2024	211,835	0.1
201,000		Sunoco Logistics Partners Operations L.P., 5.400%, 10/01/2047	219,624	0.1
850,000		Total Capital International SA, 2.829%, 01/10/2030	877,289	0.5

435,000		Williams Cos, Inc./The, 4.550%, 06/24/2024	468,660	0.3
677,000		Williams Partners L.P., 3.600%, 03/15/2022	695,643	0.4
281,000		Williams Partners L.P., 3.750%, 06/15/2027	290,925	0.2
			15,150,954	9.3

		Financial: 31.0%
495,000	(1)	ABN AMRO Bank NV, 4.750%, 07/28/2025	533,972	0.3
160,000		American International Group, Inc., 3.875%, 01/15/2035	168,297	0.1
570,000		American International Group, Inc., 4.500%, 07/16/2044	635,529	0.4
340,000	(2)	American International Group, Inc., 5.750%, 04/01/2048	364,133	0.2
950,000		American Express Co., 3.125%, 05/20/2026	988,277	0.6
387,000	(2)	Assurant, Inc., 7.000%, 03/27/2048	432,093	0.3
200,000	(2)	Banco Bilbao Vizcaya Argentaria SA, 6.500%, 12/31/2199	204,100	0.1
465,000	(2)	Bank of America Corp., 3.194%, 07/23/2030	480,449	0.3
1,071,000	(2)	Bank of America Corp., 3.419%, 12/20/2028	1,118,419	0.7
210,000	(2)	Bank of America Corp., 3.705%, 04/24/2028	223,836	0.1
641,000	(2)	Bank of America Corp., 4.078%, 04/23/2040	716,481	0.4
665,000		Bank of America Corp., 4.250%, 10/22/2026	721,186	0.4
350,000	(2)	Bank of America Corp., 4.271%, 07/23/2029	390,376	0.2
308,000	(2)	Bank of America Corp., 5.125%, 12/31/2199	319,550	0.2
210,000	(2)	Bank of Ireland Group PLC, 4.125%, 09/19/2027	206,081	0.1
540,000		Bank of Nova Scotia/The, 2.700%, 08/03/2026	548,301	0.3
417,000	(2)	Barclays PLC, 3.932%, 05/07/2025	431,109	0.3
200,000		Barclays PLC, 5.250%, 08/17/2045	226,704	0.1
1,208,000	(2)	BB&T Corp., 4.800%, 12/31/2199	1,209,498	0.7
560,000		Berkshire Hathaway Finance Corp., 4.250%, 01/15/2049	664,819	0.4
445,000	(1)	Blackstone Holdings Finance Co. LLC, 2.500%, 01/10/2030	432,451	0.3
259,000	(1)	Blackstone Holdings Finance Co. LLC, 3.500%, 09/10/2049	254,527	0.2
1,020,000	(1)	BPCE S.A., 4.625%, 07/11/2024	1,087,822	0.7
285,000	(1)	BPCE SA, 5.700%, 10/22/2023	314,431	0.2
510,000	(2)	Branch Banking & Trust Co., 2.636%, 09/17/2029	508,087	0.3

See Accompanying Notes to Financial Statements

4

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2019 (UNAUDITED) (CONTINUED)

450,000		Camden Property Trust, 3.150%, 07/01/2029	468,913	0.3
235,000		Camden Property Trust, 3.350%, 11/01/2049	237,190	0.1
199,000		Charles Schwab Corp./The, 3.250%, 05/22/2029	209,888	0.1
1,060,000	(2)	Citibank NA, 2.844%, 05/20/2022	1,071,103	0.7
761,000		Citigroup, Inc., 2.900%, 12/08/2021	772,726	0.5
354,000	(2)	Citigroup, Inc., 3.352%, 04/24/2025	367,376	0.2
284,000		Citigroup, Inc., 4.450%, 09/29/2027	310,117	0.2
395,000	(2)	Citigroup, Inc., 5.000%, 12/31/2199	400,066	0.3
410,000		Columbia Property Trust Operating Partnership L.P., 3.650%, 08/15/2026	416,261	0.3
750,000		Cooperatieve Rabobank UA/NY, 3.125%, 04/26/2021	763,089	0.5
913,000	(1)	Credit Suisse AG, 6.500%, 08/08/2023	1,018,966	0.6
200,000	(1),(2)	Credit Suisse Group AG, 6.375%, 12/31/2199	207,500	0.1
410,000	(1),(2)	Credit Suisse Group AG, 7.250%, 12/31/2199	439,051	0.3
710,000	(1)	Danske Bank A/S, 2.000%, 09/08/2021	705,356	0.4
1,110,000	(1),(2)	Danske Bank A/S, 3.244%, 12/20/2025	1,119,851	0.7
420,000	(2)	Discover Bank, 4.682%, 08/09/2028	439,486	0.3
341,000		Enstar Group Ltd., 4.950%, 06/01/2029	360,824	0.2
455,000		ERP Operating L.P., 2.500%, 02/15/2030	448,849	0.3
315,000		Essex Portfolio L.P., 3.875%, 05/01/2024	332,453	0.2
447,000		Fairfax Financial Holdings Ltd., 4.850%, 04/17/2028	484,071	0.3
605,000	(1)	Fairfax US, Inc., 4.875%, 08/13/2024	647,099	0.4
647,000		GE Capital International Funding Co. Unlimited Co., 4.418%, 11/15/2035	679,787	0.4
404,000		Goldman Sachs Capital I, 6.345%, 02/15/2034	519,101	0.3
222,000		Goldman Sachs Group, Inc., 6.750%, 10/01/2037	299,827	0.2
400,000	(1),(2)	Harborwalk Funding Trust, 5.077%, 02/15/2069	483,128	0.3
206,000	(2)	HSBC Holdings PLC, 3.973%, 05/22/2030	220,175	0.1
200,000	(2)	HSBC Holdings PLC, 4.041%, 03/13/2028	212,452	0.1
390,000	(1)	Intesa Sanpaolo SpA, 4.700%, 09/23/2049	396,530	0.2
2,191,000	(2)	JPMorgan Chase & Co., 2.301%, 10/15/2025	2,185,584	1.4
14,000	(2)	JPMorgan Chase & Co., 2.739%, 10/15/2030	13,899	0.0
412,000	(2)	JPMorgan Chase & Co., 2.776%, 04/25/2023	418,113	0.3

697,000	(2)	JPMorgan Chase & Co., 3.207%, 04/01/2023	713,912	0.4
198,000		JPMorgan Chase & Co., 3.900%, 07/15/2025	213,807	0.1
905,000	(2)	JPMorgan Chase & Co., 3.964%, 11/15/2048	1,013,299	0.6
1,216,000	(2)	JPMorgan Chase & Co., 4.023%, 12/05/2024	1,297,839	0.8
186,000	(2)	JPMorgan Chase & Co., 4.032%, 07/24/2048	209,277	0.1
615,000		Mitsubishi UFJ Financial Group, Inc., 3.195%, 07/18/2029	637,492	0.4
461,000		Mitsubishi UFJ Financial Group, Inc., 3.407%, 03/07/2024	479,988	0.3
300,000		Mitsubishi UFJ Financial Group, Inc., 3.751%, 07/18/2039	323,887	0.2
830,000		Mizuho Financial Group Cayman 3 Ltd., 4.600%, 03/27/2024	886,059	0.5
400,000	(2)	Morgan Stanley, 2.720%, 07/22/2025	404,888	0.3
917,000		Morgan Stanley, 3.700%, 10/23/2024	972,088	0.6
665,000		Old Republic International Corp., 4.875%, 10/01/2024	728,787	0.5
449,000		PNC Financial Services Group, Inc./The, 3.450%, 04/23/2029	479,844	0.3
903,000		Retail Opportunity Investments Partnership L.P., 5.000%, 12/15/2023	953,461	0.6
1,375,000	(2)	Royal Bank of Scotland Group PLC, 4.269%, 03/22/2025	1,438,862	0.9
920,000		Service Properties Trust, 4.950%, 10/01/2029	911,396	0.6
850,000		Sumitomo Mitsui Financial Group, Inc., 2.448%, 09/27/2024	850,036	0.5
965,000		SunTrust Bank/Atlanta GA, 2.800%, 05/17/2022	983,334	0.6
1,213,000	(2)	Synovus Financial Corp., 5.750%, 12/15/2025	1,243,774	0.8
885,000		UBS AG, 5.125%, 05/15/2024	954,849	0.6
715,000	(2)	Wells Fargo & Co., 3.196%, 06/17/2027	739,432	0.5
310,000		Wells Fargo & Co., 3.000%, 04/22/2026	318,188	0.2
475,000		Wells Fargo & Co., 4.750%, 12/07/2046	563,155	0.4
2,033,000		Wells Fargo Bank NA, 3.625%, 10/22/2021	2,092,349	1.3
465,000		Welltower, Inc., 4.125%, 03/15/2029	507,536	0.3
457,000		XLIT Ltd., 5.500%, 03/31/2045	578,469	0.4
			50,325,367	31.0

		Industrial: 6.3%
710,000		3M Co., 2.375%, 08/26/2029	705,444	0.4
410,000		Amphenol Corp., 2.800%, 02/15/2030	399,696	0.2

See Accompanying Notes to Financial Statements

5

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2019 (UNAUDITED) (CONTINUED)

313,000	Amphenol Corp., 4.350%, 06/01/2029	347,462	0.2
200,000	Burlington Northern Santa Fe LLC, 4.900%, 04/01/2044	251,327	0.2
215,000	Burlington Northern Santa Fe LLC, 5.150%, 09/01/2043	275,697	0.2
390,000	Caterpillar, Inc., 2.600%, 09/19/2029	394,538	0.2
390,000	Caterpillar, Inc., 3.250%, 09/19/2049	406,954	0.3
333,000	CSX Corp., 4.650%, 03/01/2068	383,618	0.2
189,000	FedEx Corp., 3.100%, 08/05/2029	188,278	0.1
90,000	FedEx Corp., 4.550%, 04/01/2046	94,614	0.1
178,000	FedEx Corp., 4.950%, 10/17/2048	197,861	0.1
280,000	General Electric Co., 3.100%, 01/09/2023	283,907	0.2
79,000	General Electric Co., 3.150%, 09/07/2022	80,301	0.1
815,000	Honeywell International, Inc., 1.850%, 11/01/2021	814,884	0.5
775,000	John Deere Capital Corp., 1.950%, 06/13/2022	775,483	0.5
259,000	Rockwell Collins, Inc., 2.800%, 03/15/2022	263,357	0.2
279,000	Rockwell Collins, Inc., 4.350%, 04/15/2047	327,033	0.2
1,280,000	Roper Technologies, Inc., 3.000%, 12/15/2020	1,291,596	0.8
85,000	Union Pacific Corp., 3.600%, 09/15/2037	90,009	0.1
373,000	Union Pacific Corp., 3.950%, 08/15/2059	399,674	0.2
93,000	Union Pacific Corp., 4.050%, 11/15/2045	102,771	0.1
144,000	Union Pacific Corp., 4.375%, 11/15/2065	160,850	0.1
557,000	United Parcel Service, Inc., 2.500%, 09/01/2029	555,741	0.3
27,000	United Technologies Corp., 5.400%, 05/01/2035	34,549	0.0
112,000	United Technologies Corp., 5.700%, 04/15/2040	149,677	0.1
126,000	United Technologies Corp., 6.125%, 07/15/2038	173,613	0.1
390,000	United Technologies Corp., 3.350%, 08/16/2021	400,174	0.2
316,000	United Technologies Corp., 4.500%, 06/01/2042	379,774	0.2
293,000	WRKCo, Inc., 4.200%, 06/01/2032	322,021	0.2
		10,250,903	6.3

		Technology: 3.4%
60,000		Apple, Inc., 2.200%, 09/11/2029	58,987	0.0
409,000		Apple, Inc., 3.200%, 05/13/2025	433,604	0.3
515,000		Apple, Inc., 3.200%, 05/11/2027	546,712	0.3
110,000		Apple, Inc., 3.850%, 05/04/2043	123,652	0.1
482,000		Apple, Inc., 4.250%, 02/09/2047	577,454	0.4
1,304,000		Fiserv, Inc., 2.750%, 07/01/2024	1,327,748	0.8
269,000		Intel Corp., 3.734%, 12/08/2047	301,105	0.2
250,000		International Business Machines Corp., 4.250%, 05/15/2049	289,299	0.2
358,000		Lam Research Corp., 3.750%, 03/15/2026	382,423	0.2
316,000		Lam Research Corp., 4.875%, 03/15/2049	387,165	0.2
206,000		Microsoft Corp., 3.450%, 08/08/2036	228,048	0.1
90,000		Microsoft Corp., 3.700%, 08/08/2046	103,303	0.1
566,000		Microsoft Corp., 4.500%, 02/06/2057	739,290	0.5
			5,498,790	3.4

		Utilities: 12.5%
235,000		Alabama Power Co., 3.450%, 10/01/2049	242,517	0.2
220,000		Appalachian Power Co., 3.400%, 06/01/2025	229,289	0.1
230,000		Appalachian Power Co., 4.500%, 03/01/2049	275,957	0.2
293,000		Aqua America, Inc., 4.276%, 05/01/2049	333,161	0.2
460,000		Arizona Public Service Co., 3.150%, 05/15/2025	479,434	0.3
205,000		Black Hills Corp., 3.875%, 10/15/2049	205,538	0.1
486,000		Consolidated Edison Co. of New York, Inc., 4.625%, 12/01/2054	583,698	0.4
180,000		Dominion Energy South Carolina, Inc., 5.300%, 05/15/2033	226,258	0.1
375,000		Dominion Energy South Carolina, Inc., 6.625%, 02/01/2032	513,539	0.3
1,003,000	(1)	DPL, Inc., 4.350%, 04/15/2029	992,101	0.6
450,000		Duke Energy Carolinas LLC, 3.200%, 08/15/2049	453,325	0.3
770,000	(2)	Duke Energy Corp., 4.875%, 12/31/2199	788,961	0.5
425,000		Duke Energy Indiana LLC, 3.250%, 10/01/2049	424,932	0.3
370,000		Entergy Arkansas LLC, 4.200%, 04/01/2049	429,237	0.3
171,000		Entergy Gulf States Louisiana LLC, 5.590%, 10/01/2024	198,036	0.1

See Accompanying Notes to Financial Statements

6

Voya Investment Grade Credit Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2019 (UNAUDITED) (CONTINUED)

395,000		Entergy Louisiana LLC, 4.950%, 01/15/2045	427,435	0.3
546,000		Eversource Energy, 2.900%, 10/01/2024	559,808	0.4
841,000		Exelon Corp., 5.150%, 12/01/2020	863,692	0.5
125,000		Florida Power & Light Co., 5.625%, 04/01/2034	164,954	0.1
400,000		Georgia Power Co., 2.650%, 09/15/2029	394,103	0.2
70,000		Georgia Power Co., 4.300%, 03/15/2042	77,138	0.1
310,000		Georgia Power Co., 4.300%, 03/15/2043	344,355	0.2
785,000		IPALCO Enterprises, Inc., 3.450%, 07/15/2020	789,791	0.5
471,000		IPALCO Enterprises, Inc., 3.700%, 09/01/2024	488,193	0.3
315,000	(1)	Metropolitan Edison Co., 4.000%, 04/15/2025	334,940	0.2
705,000	(1)	Metropolitan Edison Co., 4.300%, 01/15/2029	796,129	0.5
226,000		Mississippi Power Co., 3.950%, 03/30/2028	246,713	0.2
133,000		Mississippi Power Co., 4.250%, 03/15/2042	144,362	0.1
62,000		Mississippi Power Co., 4.750%, 10/15/2041	65,224	0.0
720,000	(2)	NextEra Energy Capital Holdings, Inc., 5.650%, 05/01/2079	782,886	0.5
750,000	(1)	Oncor Electric Delivery Co. LLC, 2.750%, 06/01/2024	770,684	0.5
9,000		PacifiCorp, 4.150%, 02/15/2050	10,556	0.0
866,000		PNM Resources, Inc., 3.250%, 03/09/2021	874,404	0.5
670,000		Public Service Co. of New Hampshire, 3.500%, 11/01/2023	702,451	0.4
190,000		Public Service Co. of New Hampshire, 3.600%, 07/01/2049	205,752	0.1
366,000		Public Service Electric & Gas Co., 3.200%, 08/01/2049	375,276	0.2
635,000		Puget Energy, Inc., 3.650%, 05/15/2025	652,153	0.4
98,000		SCANA Corp., 4.125%, 02/01/2022	101,187	0.1
520,000		Sierra Pacific Power Co., 2.600%, 05/01/2026	528,809	0.3
329,000		Southern California Edison Co., 4.125%, 03/01/2048	358,487	0.2
263,000		Southern Co. Gas Capital Corp., 4.400%, 05/30/2047	297,475	0.2
170,000		Southern Co. Gas Capital Corp., 5.875%, 03/15/2041	219,542	0.1
266,000		Southwest Gas Corp., 4.150%, 06/01/2049	296,566	0.2
195,000		Union Electric Co., 3.250%, 10/01/2049	195,477	0.1
591,000		Virginia Electric & Power Co., 2.875%, 07/15/2029	608,892	0.4

189,000	Virginia Electric & Power Co., 4.600%, 12/01/2048	232,514	0.1
460,000	Washington Gas Light Co., 3.650%, 09/15/2049	473,062	0.3
542,000	WEC Energy Group, Inc., 3.375%, 06/15/2021	553,898	0.3
		20,312,891	12.5

	Total Corporate Bonds/Notes
	(Cost $142,987,602)	151,540,726	93.3

U.S. TREASURY OBLIGATIONS: 4.8%
	U.S. Treasury Bonds: 0.8%
1,113,000	2.875%,05/15/2049	1,299,428	0.8

	U.S. Treasury Notes: 4.0%
1,000	1.500%,08/31/2021	997	0.0
755,000	1.625%,09/30/2026	755,221	0.5
3,696,000	1.625%,08/15/2029	3,680,408	2.3
733,000	1.500%,09/30/2021	731,253	0.4
1,283,000	1.500%,09/30/2024	1,280,068	0.8
		6,447,947	4.0

	Total U.S. Treasury Obligations
	(Cost $7,679,689)	7,747,375	4.8

	Total Investments in Securities (Cost $150,667,291)	$159,288,101	98.1
	Assets in Excess of Other Liabilities	3,039,293	1.9
	Net Assets	$162,327,394	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Variable rate security. Rate shown is the rate in effect as of September 30, 2019.

See Accompanying Notes to Financial Statements

7

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2019 (unaudited)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 94.7%
		Argentina: 2.9%
500,000	(1),(2)	Arcor SAIC, 6.000%, 07/06/2023	$440,000	0.4
525,000	(2)	YPF Energia Electrica SA, 10.000%, 07/25/2026	366,193	0.4
500,000	(2)	YPF SA, 8.500%, 03/23/2021	438,750	0.4
1,100,000	(1),(2)	YPF SA, 8.500%, 06/27/2029	874,500	0.9
500,000	(1)	YPF SA, 8.750%, 04/04/2024	416,250	0.4
500,000	(2)	YPF SA, 8.750%, 04/04/2024	416,250	0.4
			2,951,943	2.9

		Brazil: 8.0%
750,000	(2)	Banco do Brasil SA/Cayman, 4.625%, 01/15/2025	789,187	0.8
1,000,000	(2)	Banco Safra SA/Cayman Islands, 4.125%, 02/08/2023	1,026,250	1.0
500,000	(2)	Banco Votorantim SA, 4.500%, 09/24/2024	513,750	0.5
550,000		Braskem Finance Ltd., 6.450%, 02/03/2024	608,437	0.6
200,000		Braskem Netherlands Finance BV, 4.500%, 01/10/2028	201,000	0.2
250,000		Fibria Overseas Finance Ltd., 5.500%, 01/17/2027	269,188	0.3
725,000		Itau Unibanco Holding SA/Cayman Island, 5.500%, 08/06/2022	772,132	0.8
700,000	(2)	Klabin Finance SA, 4.875%, 09/19/2027	713,132	0.7
300,000	(2)	Minerva Luxembourg SA, 5.875%, 01/19/2028	301,560	0.3
500,000	(2)	Minerva Luxembourg SA, 6.500%, 09/20/2026	521,975	0.5
250,000		Petrobras Global Finance BV, 5.750%, 02/01/2029	276,345	0.3
750,000		Petrobras Global Finance BV, 7.375%, 01/17/2027	907,358	0.9
750,000	(2)	St Marys Cement, Inc. Canada, 5.750%, 01/28/2027	836,250	0.8
300,000	(2)	Suzano Austria GmbH, 7.000%, 03/16/2047	342,750	0.3
			8,079,314	8.0

		Chile: 4.8%
800,000	(2),(3)	AES Gener SA, 7.125%, 03/26/2079	841,000	0.8
675,000		Celulosa Arauco y Constitucion SA, 3.875%, 11/02/2027	691,882	0.7

200,000		Celulosa Arauco y Constitucion SA, 5.500%, 11/02/2047	223,000	0.2
675,000	(2)	Colbun SA, 3.950%, 10/11/2027	702,428	0.7
600,000	(2)	Inversiones CMPC SA/Cayman Islands Branch, 4.500%, 04/25/2022	624,756	0.6
500,000		Inversiones CMPC SA, 4.750%, 09/15/2024	536,784	0.5
750,000	(2)	SACI Falabella, 3.750%, 10/30/2027	782,625	0.8
450,000		Telefonica Chile SA, 3.875%, 10/12/2022	466,020	0.5
			4,868,495	4.8

		China: 6.9%
1,500,000		Bank of China Ltd., 5.000%, 11/13/2024	1,635,333	1.6
1,500,000	(3)	China Construction Bank Corp., 3.875%, 05/13/2025	1,507,162	1.5
350,000		China Evergrande Group, 8.750%, 06/28/2025	282,611	0.3
300,000		China Overseas Finance Cayman II Ltd., 5.500%, 11/10/2020	309,238	0.3
1,000,000		CNAC HK Finbridge Co. Ltd., 4.875%, 03/14/2025	1,079,375	1.0
500,000		CNAC HK Finbridge Co. Ltd., 5.125%, 03/14/2028	561,929	0.5
650,000		CNOOC Finance 2015 USA LLC, 3.500%, 05/05/2025	678,645	0.7
950,000	(2)	Tencent Holdings Ltd., 3.595%, 01/19/2028	994,520	1.0
			7,048,813	6.9

		Colombia: 6.7%
1,500,000	(1)	Banco Bilbao Vizcaya Argentaria Colombia SA, 4.875%, 04/21/2025	1,610,625	1.6
750,000	(1)	Banco de Bogota SA, 4.375%, 08/03/2027	799,695	0.8
1,540,000		Ecopetrol SA, 5.375%, 06/26/2026	1,732,654	1.7
250,000		Ecopetrol SA, 5.875%, 05/28/2045	294,587	0.3
1,025,000	(2)	Millicom International Cellular SA, 5.125%, 01/15/2028	1,072,509	1.0
700,000		Millicom International Cellular SA, 6.000%, 03/15/2025	728,000	0.7
500,000	(2)	Transportadora de Gas Internacional SA ESP, 5.550%, 11/01/2028	578,130	0.6
			6,816,200	6.7

		Ghana: 0.6%
400,000		Tullow Oil PLC, 6.250%, 04/15/2022	405,600	0.4

See Accompanying Notes to Financial Statements

8

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2019 (unaudited) (CONTINUED)

200,000		Tullow Oil PLC, 7.000%, 03/01/2025	203,800	0.2
			609,400	0.6

		Hong Kong: 0.2%
200,000		Radiant Access Ltd., 4.600%, 12/31/2199	196,250	0.2

		India: 6.8%
1,100,000	(2)	Adani Ports & Special Economic Zone Ltd., 4.375%, 07/03/2029	1,150,274	1.1
1,000,000	(2)	Bharti Airtel International Netherlands BV, 5.350%, 05/20/2024	1,077,172	1.1
500,000	(2)	Bharti Airtel Ltd., 4.375%, 06/10/2025	517,958	0.5
500,000		ICICI Bank Ltd./Dubai, 3.250%, 09/09/2022	504,062	0.5
2,000,000	(2)	Reliance Industries Ltd., 3.667%, 11/30/2027	2,092,549	2.0
1,000,000	(2)	Vedanta Resources Ltd., 6.375%, 07/30/2022	983,750	1.0
600,000	(1)	Vedanta Resources Ltd., 7.125%, 05/31/2023	593,550	0.6
			6,919,315	6.8

		Indonesia: 2.9%
1,200,000		Pertamina Persero PT, 4.300%, 05/20/2023	1,264,862	1.3
550,000		Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	581,938	0.6
1,000,000	(2)	Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	1,058,070	1.0
			2,904,870	2.9

		Israel: 3.8%
500,000		Altice Financing SA, 6.625%, 02/15/2023	514,375	0.5
900,000		Altice Financing SA, 7.500%, 05/15/2026	958,491	0.9
500,000	(2)	Israel Electric Corp. Ltd., 4.250%, 08/14/2028	544,185	0.5
500,000		Israel Electric Corp. Ltd., 6.875%, 06/21/2023	571,000	0.6
500,000		Teva Pharmaceutical Finance Netherlands III BV, 2.800%, 07/21/2023	405,625	0.4
1,250,000		Teva Pharmaceutical Finance Netherlands III BV, 3.150%, 10/01/2026	878,125	0.9
			3,871,801	3.8

		Jamaica: 0.4%
263,000		Digicel Ltd., 6.000%, 04/15/2021	186,733	0.2
350,000	(2)	Digicel Ltd., 6.000%, 04/15/2021	248,503	0.2
			435,236	0.4

		Kazakhstan: 2.1%
275,000	(2)	KazMunayGas National Co. JSC, 4.750%, 04/24/2025	300,519	0.3

1,725,000		KazMunayGas National Co. JSC, 4.750%, 04/19/2027	1,870,383	1.8
			2,170,902	2.1
		Kuwait: 1.1%
1,000,000		Equate Petrochemical BV, 4.250%, 11/03/2026	1,075,937	1.1

		Malaysia: 1.0%
1,000,000		Petronas Capital Ltd., 3.500%, 03/18/2025	1,053,693	1.0

		Mauritius: 0.7%
700,000		Liquid Telecommunications Financing Plc, 8.500%, 07/13/2022	693,651	0.7

		Mexico: 6.0%
950,000	(2)	Alpek SAB de CV, 4.250%, 09/18/2029	958,787	0.9
500,000	(2),(3)	Banco Mercantil del Norte SA/Grand Cayman, 7.500%, 12/31/2199	508,125	0.5
500,000		BBVA Bancomer SA/Texas, 6.750%, 09/30/2022	547,500	0.5
250,000		Cemex Finance LLC, 6.000%, 04/01/2024	257,250	0.3
250,000		Cemex SAB de CV, 5.700%, 01/11/2025	257,803	0.3
600,000	(2)	Cemex SAB de CV, 5.700%, 01/11/2025	618,726	0.6
500,000	(2)	Cemex SAB de CV, 7.750%, 04/16/2026	543,130	0.5
500,000	(2),(3)	Grupo Bimbo SAB de CV, 5.950%, 12/31/2199	528,500	0.5
680,000	(2)	Orbia Advance Corp. SAB de CV, 4.000%, 10/04/2027	689,357	0.7
497,000		Mexico City Airport Trust, 4.250%, 10/31/2026	502,591	0.5
625,000	(2)	Sigma Finance Netherlands BV, 4.875%, 03/27/2028	666,413	0.7
			6,078,182	6.0

		Morocco: 1.9%
500,000	(2)	OCP SA, 4.500%, 10/22/2025	526,875	0.5
750,000		OCP SA, 5.625%, 04/25/2024	820,915	0.8
500,000		OCP SA, 6.875%, 04/25/2044	621,875	0.6
			1,969,665	1.9

		Panama: 1.1%
1,050,000	(1),(2)	Multibank, Inc., 4.375%, 11/09/2022	1,082,560	1.1

		Peru: 5.1%
750,000	(3)	Banco de Credito del Peru/Panama, 6.125%, 04/24/2027	804,383	0.8

See Accompanying Notes to Financial Statements

9

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS AS OF September 30, 2019 (UNAUDITED) (CONTINUED)

500,000	(3)	Banco de Credito del Peru/Panama, 6.875%, 09/16/2026	535,630	0.5
500,000	(2)	Banco Internacional del Peru SAA Interbank, 3.250%, 10/04/2026	500,500	0.5
550,000		Inkia Energy Ltd., 5.875%, 11/09/2027	572,693	0.6
300,000		Inretail Pharma SA, 5.375%, 05/02/2023	317,250	0.3
700,000	(2)	Inretail Pharma SA, 5.375%, 05/02/2023	740,250	0.7
200,000		Kallpa Generacion SA, 4.125%, 08/16/2027	208,002	0.2
500,000	(2)	Kallpa Generacion SA, 4.125%, 08/16/2027	520,005	0.5
50,000		Southern Copper Corp., 5.250%, 11/08/2042	56,675	0.1
600,000		Southern Copper Corp., 5.875%, 04/23/2045	730,090	0.7
125,000		Southern Copper Corp., 6.750%, 04/16/2040	162,501	0.2
			5,147,979	5.1

		Philippines: 1.2%
1,000,000		Power Sector Assets & Liabilities Management Corp., 7.390%, 12/02/2024	1,250,088	1.2

		Russia: 7.7%
550,000	(3)	Alfa Bank AO Via Alfa Bond Issuance PLC, 6.950%, 12/31/2199	547,250	0.5
550,000	(2)	ALROSA Finance SA, 4.650%, 04/09/2024	576,717	0.6
750,000	(2)	Evraz PLC, 5.250%, 04/02/2024	797,636	0.8
875,000		Gazprom Neft OAO Via GPN Capital SA, 6.000%, 11/27/2023	971,884	1.0
800,000		Gazprom OAO Via Gaz Capital SA, 4.950%, 03/23/2027	866,460	0.9
250,000	(2)	Novolipetsk Steel via Steel Funding DAC, 4.000%, 09/21/2024	258,627	0.3
500,000		Novolipetsk Steel via Steel Funding DAC, 4.500%, 06/15/2023	522,847	0.5
500,000		Sberbank of Russia Via SB Capital SA, 5.250%, 05/23/2023	528,942	0.5
550,000	(2)	Severstal OAO Via Steel Capital SA, 3.150%, 09/16/2024	548,228	0.5
1,050,000		VEON Holdings BV, 4.950%, 06/16/2024	1,118,775	1.1
1,000,000		VTB Bank OJSC Via VTB Capital SA, 6.950%, 10/17/2022	1,064,813	1.0
			7,802,179	7.7

		Saudi Arabia: 1.0%
900,000	(2)	SABIC Capital II BV, 4.500%, 10/10/2028	1,003,191	1.0

		Singapore: 1.9%
1,000,000	(2),(3)	Oversea-Chinese Banking Corp. Ltd., 4.000%, 10/15/2024	1,000,639	1.0
900,000		Oversea-Chinese Banking Corp. Ltd., 4.250%, 06/19/2024	956,815	0.9
			1,957,454	1.9

		South Africa: 2.5%
1,000,000		AngloGold Ashanti Holdings PLC, 5.125%, 08/01/2022	1,054,195	1.0
400,000		AngloGold Ashanti Holdings PLC, 6.500%, 04/15/2040	447,498	0.5
238,000		Gold Fields Orogen Holding BVI Ltd., 4.875%, 10/07/2020	242,589	0.2
775,000	(2)	Gold Fields Orogen Holdings BVI Ltd., 5.125%, 05/15/2024	820,764	0.8
			2,565,046	2.5

		South Korea: 2.6%
550,000	(2),(3)	Kookmin Bank, 4.350%, 12/31/2199	565,186	0.6
1,925,000	(2)	Woori Bank Co. Ltd., 4.750%, 04/30/2024	2,068,199	2.0
			2,633,385	2.6

		Thailand: 1.9%
775,000	(2)	Bangkok Bank PCL/Hong Kong, 4.450%, 09/19/2028	872,571	0.9
1,000,000	(2),(3)	PTTEP Treasury Center Co. Ltd., 4.600%, 12/31/2199	1,024,698	1.0
			1,897,269	1.9

		Turkey: 4.7%
475,000	(2)	QNB Finansbank AS, 6.875%, 09/07/2024	494,228	0.5
1,100,000	(2)	Turk Telekomunikasyon AS, 6.875%, 02/28/2025	1,160,137	1.1
750,000		Turkiye Garanti Bankasi AS, 5.875%, 03/16/2023	755,923	0.8
550,000		Turkiye Is Bankasi AS, 6.125%, 04/25/2024	528,953	0.5
700,000	(2)	Turkiye Sise ve Cam Fabrikalari AS, 6.950%, 03/14/2026	721,609	0.7
500,000	(2)	Turkiye Vakiflar Bankasi TAO, 5.500%, 10/27/2021	497,704	0.5
550,000	(2)	Turkiye Vakiflar Bankasi TAO, 8.125%, 03/28/2024	561,358	0.6
			4,719,912	4.7

		United Arab Emirates: 6.4%
550,000	(2)	Abu Dhabi National Energy Co. PJSC, 4.000%, 10/03/2049	554,812	0.5
1,000,000	(2)	Abu Dhabi National Energy Co. PJSC, 4.375%, 06/22/2026	1,077,700	1.1

See Accompanying Notes to Financial Statements

10

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS AS OF September 30, 2019 (UNAUDITED) (CONTINUED)

1,000,000		Abu Dhabi National Energy Co. PJSC, 5.875%, 12/13/2021	1,072,625	1.1
700,000		DP World Ltd., 6.850%, 07/02/2037	925,035	0.9
1,050,000	(3)	First Abu Dhabi Bank PJSC, 5.250%, 12/31/2199	1,062,653	1.0
500,000		MAF Global Securities Ltd., 4.750%, 05/07/2024	532,344	0.5
750,000	(2)	MHP Lux SA, 6.250%, 09/19/2029	724,987	0.7
220,000		Oztel Holdings SPC Ltd., 5.625%, 10/24/2023	227,348	0.2
350,000		Oztel Holdings SPC Ltd., 6.625%, 04/24/2028	353,393	0.4
			6,530,897	6.4

		Vietnam: 1.1%
1,100,000	(2)	Mong Duong Finance Holdings BV, 5.125%, 05/07/2029	1,125,725	1.1

		Zambia: 0.7%
750,000	(2)	First Quantum Minerals Ltd., 7.250%, 04/01/2023	742,500	0.7

	Total Corporate Bonds/Notes
	(Cost $92,484,490)		96,201,852	94.7

SOVEREIGN BONDS: 2.5%
		Egypt: 1.1%
1,000,000	(2)	Egypt Government International Bond, 7.600%, 03/01/2029	1,061,142	1.1

		Indonesia: 0.5%
500,000		Perusahaan Penerbit SBSN Indonesia III, 4.550%, 03/29/2026	546,750	0.5

		Nigeria: 0.4%
400,000		Nigeria Government International Bond, 6.500%, 11/28/2027	405,416	0.4

		Saudi Arabia: 0.5%
500,000	(2)	Saudi Government International Bond, 4.000%, 04/17/2025	536,545	0.5

	Total Sovereign Bonds
	(Cost $2,417,896)		2,549,853	2.5

	Total Long-Term Investments
	(Cost $94,902,386)		98,751,705	97.2

SHORT-TERM INVESTMENTS: 5.7%
		Commercial Paper: 1.7%
1,774,000		Sysco Corp., 2.470%, 10/01/2019
		(Cost $1,774,000)	1,773,880	1.7

		Repurchase Agreements: 4.0%
1,000,000	(4)	Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/19, 2.40%, due 10/01/19 (Repurchase Amount $1,000,066, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,020,000, due 10/25/19-07/15/61)	1,000,000	1.0
1,000,000	(4)	Citadel Securities LLC, Repurchase Agreement dated 09/30/19, 2.39%, due 10/01/19 (Repurchase Amount $1,000,065, collateralized by various U.S. Government Securities, 0.000%-8.500%, Market Value plus accrued interest $1,020,068, due 10/15/19-09/09/49)	1,000,000	1.0
1,000,000	(4)	Guggenheim Securities LLC, Repurchase Agreement dated 09/30/19, 2.42%, due 10/01/19 (Repurchase Amount $1,000,066, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-5.000%, Market Value plus accrued interest $1,020,000, due 08/15/22-06/20/69)	1,000,000	1.0
53,325	(4)	National Bank Financial, Repurchase Agreement dated 09/30/19, 1.91%, due 10/01/19 (Repurchase Amount $53,328, collateralized by various U.S. Government Securities, 0.000%-5.250%, Market Value plus accrued interest $54,392, due 10/01/19-02/15/40)	53,325	0.0

See Accompanying Notes to Financial Statements

11

Voya Emerging Markets Corporate Debt Fund	PORTFOLIO OF INVESTMENTS as of September 30, 2019 (unaudited) (CONTINUED)

1,000,000	(4) RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/19, 2.37%, due 10/01/19 (Repurchase Amount $1,000,065, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 10/15/19-09/01/49)	1,000,000	1.0
		4,053,325	4.0

	Total Short-Term Investments
	(Cost $5,827,325)	5,827,205	5.7

	Total Investments in Securities (Cost $100,729,711)	$104,578,910	102.9
	Liabilities in Excess of Other Assets	(2,970,869)	(2.9)
	Net Assets	$101,608,041	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Variable rate security. Rate shown is the rate in effect as of September 30, 2019.
(4)	Represents securities purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements

12

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS AS OF September 30, 2019 (UNAUDITED)

Principal Amount†			Value	Percentage of Net Assets
CORPORATE BONDS/NOTES: 30.1%
		Argentina: 0.2%
500,000	(1)	YPF Energia Electrica SA, 10.000%, 07/25/2026	$348,755	0.2

		Brazil: 2.6%
500,000	(1),(2)	Banco do Brasil SA/Cayman, 4.625%, 01/15/2025	526,125	0.3
1,250,000		Petrobras Global Finance BV, 5.750%, 02/01/2029	1,381,725	0.8
1,000,000		Petrobras Global Finance BV, 7.375%, 01/17/2027	1,209,810	0.7
1,000,000		Petrobras Global Finance BV, 8.750%, 05/23/2026	1,282,500	0.8
			4,400,160	2.6

		Cayman Islands: 0.4%
750,000		DP World Crescent Ltd., 3.875%, 07/18/2029	762,319	0.4

		Chile: 3.9%
750,000	(1)	Celulosa Arauco y Constitucion SA, 4.250%, 04/30/2029	780,945	0.5
1,200,000	(1)	Celulosa Arauco y Constitucion SA, 5.500%, 04/30/2049	1,333,500	0.8
1,150,000	(1)	Corp Nacional del Cobre de Chile, 4.250%, 07/17/2042	1,252,833	0.7
750,000	(1)	Corp Nacional del Cobre de Chile, 4.500%, 08/01/2047	855,102	0.5
2,000,000	(1)	Empresa Nacional del Petroleo, 3.750%, 08/05/2026	2,067,506	1.2
300,000	(1)	Empresa Nacional del Petroleo, 4.500%, 09/14/2047	324,000	0.2
			6,613,886	3.9

		China: 1.9%
1,700,000		CNAC HK Finbridge Co. Ltd., 5.125%, 03/14/2028	1,910,557	1.1
1,300,000	(1)	Tencent Holdings Ltd., 3.595%, 01/19/2028	1,360,923	0.8
			3,271,480	1.9

		Croatia: 0.6%
975,000	(1)	Hrvatska Elektroprivreda, 5.875%, 10/23/2022	1,065,678	0.6

		Georgia: 0.6%
1,000,000	(1)	Georgian Oil and Gas Corp. JSC, 6.750%, 04/26/2021	1,041,038	0.6

		India: 0.3%
500,000	(1)	Adani Ports & Special Economic Zone Ltd., 4.375%, 07/03/2029	522,852	0.3

		Indonesia: 4.0%
1,000,000	(1)	Pertamina Persero PT, 3.650%, 07/30/2029	1,028,753	0.6
750,000		Pertamina Persero PT, 4.300%, 05/20/2023	790,539	0.5
1,250,000		Pertamina Persero PT, 5.625%, 05/20/2043	1,459,478	0.8
750,000		Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	793,552	0.5
2,000,000	(1)	Perusahaan Listrik Negara PT, 4.125%, 05/15/2027	2,116,139	1.2
500,000	(1)	Perusahaan Listrik Negara PT, 6.250%, 01/25/2049	650,752	0.4
			6,839,213	4.0

		Kazakhstan: 2.1%
1,000,000		KazMunayGas National Co. JSC, 4.750%, 04/19/2027	1,084,280	0.6
500,000		KazMunayGas National Co. JSC, 5.750%, 04/19/2047	587,520	0.4
1,500,000	(1)	KazMunayGas National Co. JSC, 6.375%, 10/24/2048	1,867,908	1.1
			3,539,708	2.1

		Mexico: 4.6%
750,000	(1)	Alpek SAB de CV, 4.250%, 09/18/2029	756,937	0.4
500,000	(1),(3)	Banco Mercantil del Norte SA/Grand Cayman, 7.500%, 12/31/2199	508,125	0.3
1,000,000	(1)	Banco Nacional de Comercio Exterior SNC/Cayman Islands, 4.375%, 10/14/2025	1,047,510	0.6
500,000	(1)	Cemex SAB de CV, 7.750%, 04/16/2026	543,130	0.3
200,000	(1)	Mexico City Airport Trust, 4.250%, 10/31/2026	202,250	0.1
700,000		Petroleos Mexicanos, 4.500%, 01/23/2026	677,943	0.4
500,000		Petroleos Mexicanos, 5.500%, 06/27/2044	428,825	0.3
1,000,000		Petroleos Mexicanos, 6.500%, 03/13/2027	1,043,500	0.6
500,000		Petroleos Mexicanos, 6.500%, 01/23/2029	509,350	0.3
500,000		Petroleos Mexicanos, 6.750%, 09/21/2047	481,150	0.3

See Accompanying Notes to Financial Statements

13

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS AS OF September 30, 2019 (UNAUDITED) (CONTINUED)

1,500,000		Petroleos Mexicanos, 6.875%, 08/04/2026	1,616,250	1.0
			7,814,970	4.6

		Panama: 1.7%
1,000,000	(1)	Autoridad del Canal de Panama, 4.950%, 07/29/2035	1,153,010	0.7
1,500,000	(1)	Empresa de Transmision Electrica SA, 5.125%, 05/02/2049	1,731,562	1.0
			2,884,572	1.7

		Peru: 2.4%
500,000	(1)	Banco Internacional del Peru SAA Interbank, 3.250%, 10/04/2026	500,500	0.3
1,000,000		Fondo MIVIVIENDA SA, 3.500%, 01/31/2023	1,027,500	0.6
500,000		Kallpa Generacion SA, 4.125%, 08/16/2027	520,005	0.3
500,000	(1)	Kallpa Generacion SA, 4.125%, 08/16/2027	520,005	0.3
250,000		Petroleos del Peru SA, 4.750%, 06/19/2032	274,688	0.2
1,000,000	(1)	Petroleos del Peru SA, 5.625%, 06/19/2047	1,187,800	0.7
			4,030,498	2.4

		Russia: 2.1%
975,000	(1)	Evraz PLC, 5.250%, 04/02/2024	1,036,927	0.6
1,700,000		Gazprom OAO Via Gaz Capital SA, 4.950%, 03/23/2027	1,841,227	1.1
300,000	(1)	Severstal OAO Via Steel Capital SA, 3.150%, 09/16/2024	299,034	0.2
300,000		Vnesheconombank Via VEB Finance PLC, 6.025%, 07/05/2022	322,808	0.2
			3,499,996	2.1

		Saudi Arabia: 0.8%
1,250,000	(1)	SABIC Capital II BV, 4.500%, 10/10/2028	1,393,321	0.8

		South Africa: 0.6%
1,000,000	(1)	Eskom Holdings SOC Ltd., 6.350%, 08/10/2028	1,072,392	0.6

		United Arab Emirates: 0.3%
475,000	(1)	MHP Lux SA, 6.250%, 09/19/2029	459,159	0.3

		Venezuela: 0.1%
1,000,000	(4),(5)	Petroleos de Venezuela SA, 9.000%, 11/17/2021	80,000	0.0
1,750,000	(4),(5)	Petroleos de Venezuela SA, 9.750%, 05/17/2035	140,000	0.1
			220,000	0.1

		Vietnam: 0.9%
1,500,000	(1)	Mong Duong Finance Holdings BV, 5.125%, 05/07/2029	1,535,079	0.9

	Total Corporate Bonds/Notes
	(Cost $49,282,023)		51,315,076	30.1

SOVEREIGN BONDS: 66.6%
		Angola: 0.3%
500,000	(1),(2)	Angolan Government International Bond, 9.500%, 11/12/2025	562,808	0.3

		Argentina: 2.0%
2,000,000		Argentine Republic Government International Bond, 6.625%, 07/06/2028	840,000	0.5
2,000,000		Argentine Republic Government International Bond, 6.875%, 01/26/2027	845,520	0.5
1,500,000		Argentine Republic Government International Bond, 7.125%, 07/06/2036	645,015	0.4
1,500,000		Argentine Republic Government International Bond, 7.500%, 04/22/2026	669,390	0.4
701,019		Argentine Republic Government International Bond, 8.280%, 12/31/2033	345,252	0.2
			3,345,177	2.0

		Azerbaijan: 0.3%
500,000		Republic of Azerbaijan International Bond, 4.750%, 03/18/2024	530,410	0.3

		Belarus: 0.4%
700,000		Republic of Belarus International Bond, 6.200%, 02/28/2030	739,075	0.4

		Brazil: 1.5%
2,500,000		Brazilian Government International Bond, 2.625%, 01/05/2023	2,501,875	1.5

		Colombia: 3.6%
400,000		Colombia Government International Bond, 2.625%, 03/15/2023	402,504	0.2
1,750,000		Colombia Government International Bond, 5.000%, 06/15/2045	2,056,705	1.2
1,000,000		Colombia Government International Bond, 5.200%, 05/15/2049	1,211,010	0.7
500,000		Colombia Government International Bond, 6.125%, 01/18/2041	653,130	0.4

See Accompanying Notes to Financial Statements

14

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS AS OF September 30, 2019 (UNAUDITED) (CONTINUED)

1,500,000		Colombia Government International Bond, 8.125%, 05/21/2024	1,860,015	1.1
			6,183,364	3.6

		Costa Rica: 0.6%
1,100,000	(1),(2)	Costa Rica Government International Bond, 4.250%, 01/26/2023	1,079,386	0.6

		Croatia: 1.6%
2,025,000		Croatia Government International Bond, 5.500%, 04/04/2023	2,245,804	1.3
500,000	(1)	Croatia Government International Bond, 5.500%, 04/04/2023	554,519	0.3
			2,800,323	1.6

		Dominican Republic: 3.8%
1,500,000	(1)	Dominican Republic International Bond, 5.500%, 01/27/2025	1,586,265	0.9
750,000		Dominican Republic International Bond, 5.875%, 04/18/2024	795,008	0.5
1,500,000	(2)	Dominican Republic International Bond, 6.000%, 07/19/2028	1,640,640	0.9
750,000	(1)	Dominican Republic International Bond, 6.600%, 01/28/2024	825,937	0.5
1,500,000	(1)	Dominican Republic International Bond, 6.875%, 01/29/2026	1,696,890	1.0
			6,544,740	3.8

		Ecuador: 2.2%
650,000		Ecuador Government International Bond, 7.875%, 01/23/2028	618,319	0.4
1,000,000		Ecuador Government International Bond, 8.875%, 10/23/2027	1,000,010	0.6
1,000,000		Ecuador Government International Bond, 10.750%, 03/28/2022	1,090,000	0.6
500,000		Ecuador Government International Bond, 10.750%, 01/31/2029	541,568	0.3
500,000	(1)	Ecuador Government International Bond, 10.750%, 01/31/2029	541,567	0.3
			3,791,464	2.2

		Egypt: 3.9%
750,000	(1),(2)	Egypt Government International Bond, 5.875%, 06/11/2025	769,481	0.5
1,000,000		Egypt Government International Bond, 6.125%, 01/31/2022	1,032,820	0.6
1,000,000		Egypt Government International Bond, 7.500%, 01/31/2027	1,076,885	0.6
1,100,000	(1)	Egypt Government International Bond, 7.600%, 03/01/2029	1,167,256	0.7

700,000		Egypt Government International Bond, 8.500%, 01/31/2047	743,391	0.4
1,750,000	(1)	Egypt Government International Bond, 8.700%, 03/01/2049	1,886,911	1.1
			6,676,744	3.9

		El Salvador: 0.6%
1,000,000	(1)	El Salvador Government International Bond, 6.375%, 01/18/2027	1,041,260	0.6

		Gabon: 0.3%
500,000	(1)	Gabonese Republic, 6.375%, 12/12/2024	493,625	0.3

		Ghana: 1.1%
1,750,000		Ghana Government International Bond, 7.875%, 03/26/2027	1,793,750	1.1

		Honduras: 0.3%
500,000		Honduras Government International Bond, 6.250%, 01/19/2027	543,130	0.3

		Hungary: 1.8%
2,000,000		Hungary Government International Bond, 5.375%, 02/21/2023	2,199,300	1.3
500,000		Hungary Government International Bond, 7.625%, 03/29/2041	831,899	0.5
			3,031,199	1.8

		Indonesia: 4.1%
500,000	(1)	Indonesia Government International Bond, 4.125%, 01/15/2025	533,296	0.3
300,000		Indonesia Government International Bond, 4.750%, 02/11/2029	341,616	0.2
1,250,000		Indonesia Government International Bond, 5.250%, 01/17/2042	1,506,139	0.9
1,700,000		Indonesia Government International Bond, 8.500%, 10/12/2035	2,674,137	1.6
1,750,000	(1)	Perusahaan Penerbit SBSN Indonesia III, 4.150%, 03/29/2027	1,876,000	1.1
			6,931,188	4.1

		Ivory Coast: 0.9%
1,540,000	(3)	Ivory Coast Government International Bond, 5.750%, 12/31/2032	1,515,999	0.9

		Jamaica: 1.9%
2,000,000		Jamaica Government International Bond, 7.875%, 07/28/2045	2,620,020	1.5
500,000		Jamaica Government International Bond, 8.000%, 03/15/2039	656,880	0.4
			3,276,900	1.9

See Accompanying Notes to Financial Statements

15

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS AS OF September 30, 2019 (UNAUDITED) (CONTINUED)

		Kazakhstan: 1.7%
2,000,000	(1)	Kazakhstan Government International Bond, 6.500%, 07/21/2045	2,912,792	1.7

		Kenya: 1.4%
500,000	(1)	Kenya Government International Bond, 6.875%, 06/24/2024	528,597	0.3
500,000		Kenya Government International Bond, 7.250%, 02/28/2028	519,787	0.3
1,300,000		Kenya Government International Bond, 8.000%, 05/22/2032	1,360,125	0.8
			2,408,509	1.4

		Lebanon: 1.6%
2,000,000		Lebanon Government International Bond, 6.100%, 10/04/2022	1,423,750	0.8
2,000,000		Lebanon Government International Bond, 6.850%, 03/23/2027	1,301,820	0.8
			2,725,570	1.6

		Mexico: 1.7%
1,000,000		Mexico Government International Bond, 4.000%, 10/02/2023	1,056,275	0.6
750,000		Mexico Government International Bond, 4.350%, 01/15/2047	776,183	0.5
1,000,000		Mexico Government International Bond, 4.500%, 04/22/2029	1,087,760	0.6
			2,920,218	1.7

		Morocco: 1.1%
1,500,000		Morocco Government International Bond, 4.250%, 12/11/2022	1,571,971	0.9
250,000	(1)	Morocco Government International Bond, 5.500%, 12/11/2042	299,485	0.2
			1,871,456	1.1

		Namibia: 0.3%
500,000		Namibia International Bonds, 5.500%, 11/03/2021	517,277	0.3

		Nigeria: 1.2%
1,000,000		Nigeria Government International Bond, 6.500%, 11/28/2027	1,013,540	0.6
500,000		Nigeria Government International Bond, 7.696%, 02/23/2038	510,067	0.3
550,000		Nigeria Government International Bond, 7.875%, 02/16/2032	580,508	0.3
			2,104,115	1.2

		Oman: 1.2%
500,000	(1)	Oman Government International Bond, 5.375%, 03/08/2027	492,800	0.3

800,000		Oman Government International Bond, 6.000%, 08/01/2029	797,712	0.5
750,000	(1)	Oman Government International Bond, 6.500%, 03/08/2047	696,019	0.4
			1,986,531	1.2

		Pakistan: 0.3%
500,000		Third Pakistan International Sukuk Co. Ltd./The, 5.500%, 10/13/2021	502,605	0.3

		Panama: 3.5%
1,000,000		Panama Government International Bond, 3.875%, 03/17/2028	1,086,885	0.6
600,000		Panama Government International Bond, 4.300%, 04/29/2053	704,256	0.4
1,000,000		Panama Government International Bond, 4.500%, 04/16/2050	1,187,510	0.7
1,250,000		Panama Government International Bond, 6.700%, 01/26/2036	1,784,387	1.1
800,000		Panama Government International Bond, 9.375%, 04/01/2029	1,231,008	0.7
			5,994,046	3.5

		Paraguay: 1.6%
750,000		Paraguay Government International Bond, 4.625%, 01/25/2023	790,695	0.4
750,000	(2)	Paraguay Government International Bond, 5.000%, 04/15/2026	819,383	0.5
1,000,000		Paraguay Government International Bond, 5.600%, 03/13/2048	1,160,000	0.7
			2,770,078	1.6

		Peru: 0.7%
861,000		Peruvian Government International Bond, 5.625%, 11/18/2050	1,263,526	0.7

		Philippines: 1.5%
750,000		Philippine Government International Bond, 6.375%, 01/15/2032	1,040,188	0.6
1,000,000		Philippine Government International Bond, 7.750%, 01/14/2031	1,506,569	0.9
			2,546,757	1.5

		Poland: 0.5%
750,000		Republic of Poland Government International Bond, 3.250%, 04/06/2026	798,385	0.5

		Qatar: 0.7%
500,000	(1)	Qatar Government International Bond, 4.000%, 03/14/2029	554,719	0.3

See Accompanying Notes to Financial Statements

16

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS AS OF September 30, 2019 (UNAUDITED) (CONTINUED)

	500,000	(1)	Qatar Government International Bond, 4.817%, 03/14/2049	619,939	0.4
				1,174,658	0.7

			Republic Of Serbia: 0.5%
EUR	800,000		Serbia International Bond, 1.500%, 06/26/2029	909,824	0.5

			Romania: 1.1%
	500,000	(1)	Romanian Government International Bond, 4.375%, 08/22/2023	535,522	0.3
	400,000		Romanian Government International Bond, 5.125%, 06/15/2048	462,875	0.3
	750,000		Romanian Government International Bond, 6.750%, 02/07/2022	825,814	0.5
				1,824,211	1.1

			Russia: 2.7%
	1,000,000		Russia Government Bond, 5.625%, 04/04/2042	1,234,479	0.7
	2,000,000		Russian Foreign Bond - Eurobond, 4.750%, 05/27/2026	2,187,408	1.3
	1,000,000		Russian Foreign Bond - Eurobond, 5.250%, 06/23/2047	1,190,018	0.7
				4,611,905	2.7

			Senegal: 0.3%
	500,000		Senegal Government International Bond, 6.250%, 05/23/2033	505,000	0.3

			South Africa: 1.4%
	2,000,000		Republic of South Africa Government International Bond, 4.300%, 10/12/2028	1,934,960	1.1
	500,000		Republic of South Africa Government International Bond, 5.750%, 09/30/2049	498,154	0.3
				2,433,114	1.4

			Sri Lanka: 1.9%
	500,000	(1)	Sri Lanka Government International Bond, 5.875%, 07/25/2022	503,245	0.3
	2,000,000	(1)	Sri Lanka Government International Bond, 6.825%, 07/18/2026	1,980,760	1.2
	750,000		Sri Lanka Government International Bond, 7.550%, 03/28/2030	739,809	0.4
				3,223,814	1.9

			Turkey: 3.9%
	1,500,000		Turkey Government International Bond, 4.875%, 10/09/2026	1,391,154	0.8

500,000		Turkey Government International Bond, 5.125%, 02/17/2028	463,216	0.3
300,000		Turkey Government International Bond, 5.750%, 05/11/2047	262,275	0.2
1,450,000		Turkey Government International Bond, 7.250%, 12/23/2023	1,535,856	0.9
1,750,000		Turkey Government International Bond, 7.375%, 02/05/2025	1,862,332	1.1
1,000,000		Turkey Government International Bond, 7.625%, 04/26/2029	1,065,095	0.6
			6,579,928	3.9

		Ukraine: 2.4%
650,000		Ukraine Government International Bond, 7.375%, 09/25/2032	654,062	0.4
441,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/2020	451,489	0.3
346,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/2021	360,842	0.2
346,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/2022	365,030	0.2
346,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/2023	364,489	0.2
346,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/2024	366,186	0.2
346,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/2025	363,976	0.2
346,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/2026	361,914	0.2
225,000	(1)	Ukraine Government International Bond, 7.750%, 09/01/2027	234,685	0.2
500,000		Ukraine Government International Bond, 9.750%, 11/01/2028	574,073	0.3
			4,096,746	2.4

		Uruguay: 1.6%
1,500,000		Uruguay Government International Bond, 4.375%, 10/27/2027	1,650,953	1.0
250,000		Uruguay Government International Bond, 4.375%, 01/23/2031	276,440	0.2
500,000		Uruguay Government International Bond, 7.625%, 03/21/2036	740,005	0.4
			2,667,398	1.6

		Venezuela: 0.1%
1,250,000	(4)	Venezuela Government International Bond, 9.250%, 09/15/2027	140,625	0.1

See Accompanying Notes to Financial Statements

17

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS AS OF September 30, 2019 (UNAUDITED) (CONTINUED)

		Zambia: 0.5%
750,000	(1) Zambia Government International Bond, 8.500%, 04/14/2024	537,449	0.3
500,000	(1) Zambia Government International Bond, 8.970%, 07/30/2027	358,082	0.2
		895,531	0.5

	Total Sovereign Bonds
	(Cost $113,126,507)	113,767,036	66.6

U.S. TREASURY OBLIGATIONS: 0.0%
	U.S. Treasury Bonds: 0.0%
30,000	3.500%,02/15/2039	37,615	0.0

	U.S. Treasury Notes: 0.0%
18,000	1.750%,01/31/2023	18,100	0.0

	Total U.S. Treasury Obligations
	(Cost $53,406)	55,715	0.0

	Total Long-Term Investments
	(Cost $162,461,936)	165,137,827	96.7

SHORT-TERM INVESTMENTS: 4.9%
	Commercial Paper: 2.1%
1,000,000	McKesson Corp., 2.420%, 10/04/2019	999,735	0.6
2,578,000	Sysco Corp., 2.470%, 10/01/2019	2,577,825	1.5
		3,577,560	2.1

	Repurchase Agreements: 2.8%
1,109,579	(6) Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/19, 2.40%, due 10/01/19 (Repurchase Amount $1,109,652, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,131,770, due 10/25/19-07/15/61)	1,109,579	0.6
1,109,579	(6) Guggenheim Securities LLC, Repurchase Agreement dated 09/30/19, 2.42%, due 10/01/19 (Repurchase Amount $1,109,653, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-5.000%, Market Value plus accrued interest $1,131,771, due 08/15/22-06/20/69)	1,109,579	0.7

188,909	(6) Industrial & Comm. Bank of China, Repurchase Agreement dated 09/30/19, 2.37%, due 10/01/19 (Repurchase Amount $188,921, collateralized by various U.S. Government Securities, 1.750%-3.625%, Market Value plus accrued interest $192,687, due 11/30/19-05/15/49)	188,909	0 .1
1,109,579	(6) Jefferies LLC, Repurchase Agreement dated 09/30/19, 2.45%, due 10/01/19 (Repurchase Amount $1,109,653, collateralized by various U.S. Government Agency Obligations, 0.000%-5.000%, Market Value plus accrued interest $1,131,771, due 10/02/19-11/20/48)	1,109,579	0 .7
139,307	(6) National Bank Financial, Repurchase Agreement dated 09/30/19, 1.91%, due 10/01/19 (Repurchase Amount $139,314, collateralized by various U.S. Government Securities, 0.000%-5.250%, Market Value plus accrued interest $142,093, due 10/01/19-02/15/40)	139,307	0 .1
1,109,579	(6) RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/19, 2.37%, due 10/01/19 (Repurchase Amount $1,109,651, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,131,771, due 10/15/19-09/01/49)	1,109,579	0 .6
		4,766,532	2.8

	Total Short-Term Investments
	(Cost $8,344,348)	8,344,092	4.9

	Total Investments in Securities (Cost $170,806,285)	$173,481,919	101.6
	Liabilities in Excess of Other Assets	(2,805,439)	(1.6)
	Net Assets	$170,676,480	100.0

†	Unless otherwise indicated, principal amount is shown in USD.

See Accompanying Notes to Financial Statements

18

Voya Emerging Markets Hard Currency Debt Fund	PORTFOLIO OF INVESTMENTS AS OF September 30, 2019 (UNAUDITED) (CONTINUED)

(1)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(2)	Security, or a portion of the security, is on loan.
(3)	Variable rate security. Rate shown is the rate in effect as of September 30, 2019.
(4)	Defaulted security
(5)	Restricted security as to resale, excluding Rule 144A securities. As of September 30, 2019, the Fund held restricted securities with a fair value of $220,000 or 0.1% of net assets. Please refer to the table below for additional details.
(6)	Represents securities purchased with cash collateral received for securities on loan.

EUR	EU Euro

See Accompanying Notes to Financial Statements

19

Voya Emerging Markets Local Currency Debt Fund	portfolio of investments
as of SEPTEMBER 30, 2019 (UNAUDITED)

Principal Amount†				Value	Percentage of Net Assets
SOVEREIGN BONDS: 89.5%
			Argentina: 0.1%
ARS	10,401,000	(1)	Argentine Bonos del Tesoro, 15.500%, 10/17/2026	$73,808	0.1
ARS	11,166,000	(1)	Argentine Bonos del Tesoro, 18.200%, 10/03/2021	58,157	0.0
				131,965	0.1

			Brazil: 10.3%
BRL	10,229,000		Brazil Notas do Tesouro Nacional Serie F, 10.000%, 01/01/2027	2,889,038	3.2
BRL	16,158,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/2023	4,327,802	4.9
BRL	5,350,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/2025	1,477,289	1.7
BRL	1,666,000		Brazil Notas do Tesouro Nacional Series F, 10.000%, 01/01/2029	478,569	0.5
				9,172,698	10.3

			Chile: 3.3%
CLP	115,000,000		Bonos de la Tesoreria de la Republica en pesos, 4.500%, 03/01/2026	176,399	0.2
CLP	115,000,000		Bonos de la Tesoreria de la Republica en pesos, 5.100%, 07/15/2050	219,299	0.2
CLP	1,495,000,000		Bonos de la Tesoreria de la Republica en pesos, 5.000%, 03/01/2035	2,573,595	2.9
				2,969,293	3.3

			Colombia: 4.8%
COP	6,317,700,000		Colombian TES, 6.000%, 04/28/2028	1,839,406	2.1
COP	2,767,700,000		Colombian TES, 7.000%, 06/30/2032	855,283	0.9
COP	4,917,000,000		Colombian TES, 7.500%, 08/26/2026	1,572,942	1.8
				4,267,631	4.8

			Czech Republic: 3.3%
CZK	12,570,000		Czech Republic Government Bond, 0.950%, 05/15/2030	509,526	0.6
CZK	32,300,000		Czech Republic Government Bond, 1.000%, 06/26/2026	1,340,961	1.5

CZK	23,500,000	Czech Republic Government Bond, 2.400%, 09/17/2025	1,057,445	1.2
			2,907,932	3.3

		Dominican Republic: 0.2%
DOP	8,000,000	Dominican Republic International Bond, 8.900%, 02/15/2023	154,763	0.2

		Hungary: 3.0%
HUF	321,900,000	Hungary Government Bond, 2.750%, 12/22/2026	1,142,215	1.3
HUF	228,890,000	Hungary Government Bond, 3.000%, 06/26/2024	817,427	0.9
HUF	187,790,000	Hungary Government Bond, 3.000%, 10/27/2027	678,766	0.8
			2,638,408	3.0

		Indonesia: 7.0%
IDR	5,447,000,000	Indonesia Treasury Bond, 7.000%, 05/15/2027	381,900	0.4
IDR	8,959,000,000	Indonesia Treasury Bond, 7.500%, 08/15/2032	627,225	0.7
IDR	18,344,000,000	Indonesia Treasury Bond, 7.500%, 05/15/2038	1,270,084	1.5
IDR	3,259,000,000	Indonesia Treasury Bond, 8.250%, 06/15/2032	241,485	0.3
IDR	18,137,000,000	Indonesia Treasury Bond, 8.375%, 03/15/2034	1,354,238	1.5
IDR	16,503,000,000	Indonesia Treasury Bond, 8.375%, 04/15/2039	1,226,884	1.4
IDR	3,531,000,000	Indonesia Treasury Bond, 8.750%, 05/15/2031	272,324	0.3
IDR	9,481,000,000	Indonesia Treasury Bond, 11.000%, 09/15/2025	798,154	0.9
			6,172,294	7.0

		Malaysia: 4.9%
MYR	2,608,000	Malaysia Government Bond, 3.899%, 11/16/2027	640,744	0.7
MYR	15,015,000	Malaysia Government Bond, 3.955%, 09/15/2025	3,704,412	4.2
			4,345,156	4.9

		Mexico: 10.2%
MXN	65,182,200	Mexican Bonos, 6.500%, 06/09/2022	3,288,870	3.7
MXN	12,170,000	Mexican Bonos, 7.500%, 06/03/2027	640,877	0.7
MXN	37,912,700	Mexican Bonos, 7.750%, 05/29/2031	2,037,457	2.3
MXN	33,481,000	Mexican Bonos, 8.500%, 11/18/2038	1,912,119	2.2

See Accompanying Notes to Financial Statements

20

Voya Emerging Markets Local Currency Debt Fund	portfolio of investments
as of September 30, 2019 (UNAUDITED) (CONTINUED)

MXN	18,220,000		Mexican Bonos, 10.000%, 11/20/2036	1,176,120	1.3
				9,055,443	10.2

			Peru: 4.9%
PEN	1,500,000	(2)	Peru Government Bond, 5.400%, 08/12/2034	475,321	0.5
PEN	3,729,000	(2)	Peru Government Bond, 6.150%, 08/12/2032	1,268,549	1.4
PEN	4,070,000		Peru Government Bond, 6.350%, 08/12/2028	1,408,201	1.6
PEN	372,000		Peru Government Bond, 6.850%, 02/12/2042	135,198	0.2
PEN	2,821,000		Peru Government Bond, 6.900%, 08/12/2037	1,025,046	1.2
				4,312,315	4.9

			Philippines: 2.4%
PHP	100,000,000		Philippine Government International Bond, 3.900%, 11/26/2022	1,936,138	2.2
PHP	10,000,000		Philippine Government International Bond, 6.250%, 01/14/2036	231,605	0.2
				2,167,743	2.4

			Poland: 4.2%
PLN	9,840,000		Republic of Poland Government Bond, 2.500%, 07/25/2026	2,546,460	2.9
PLN	2,374,000		Republic of Poland Government Bond, 2.750%, 04/25/2028	629,029	0.7
PLN	1,953,000		Republic of Poland Government Bond, 2.750%, 10/25/2029	519,975	0.6
				3,695,464	4.2

			Romania: 3.2%
RON	3,370,000	(1)	Romania Government Bond, 3.250%, 04/29/2024	757,136	0.8
RON	9,260,000	(1)	Romania Government Bond, 3.400%, 03/08/2022	2,126,995	2.4
				2,884,131	3.2

			Russia: 9.4%
RUB	36,990,000		Russian Federal Bond - OFZ, 6.900%, 05/23/2029	570,617	0.6
RUB	77,670,000		Russian Federal Bond - OFZ, 7.500%, 08/18/2021	1,218,936	1.4
RUB	102,964,000		Russian Federal Bond - OFZ, 7.750%, 09/16/2026	1,674,953	1.9
RUB	168,800,000		Russian Federal Bond - OFZ, 7.950%, 10/07/2026	2,782,396	3.1

RUB	135,924,000	Russian Federal Bond - OFZ, 7.250%, 05/10/2034	2,116,625	2.4
			8,363,527	9.4

		South Africa: 4.8%
ZAR	22	Republic of South Africa Government Bond, 6.250%, 03/31/2036	1	0.0
ZAR	65,035,000	Republic of South Africa Government Bond, 8.500%, 01/31/2037	3,858,424	4.4
ZAR	6,143,000	Republic of South Africa Government Bond, 9.000%, 01/31/2040	375,108	0.4
			4,233,533	4.8

		South Korea: 1.3%
IDR	15,800,000,000	Export-Import Bank of Korea, 7.250%, 12/07/2024	1,119,969	1.3

		Thailand: 8.6%
THB	10,570,000	Thailand Government Bond, 2.125%, 12/17/2026	361,892	0.4
THB	31,724,000	Thailand Government Bond, 3.650%, 06/20/2031	1,277,491	1.4
THB	64,354,000	Thailand Government Bond, 3.775%, 06/25/2032	2,650,132	3.0
THB	19,669,000	Thailand Government Bond, 4.875%, 06/22/2029	841,428	1.0
THB	27,588,000	Thailand Government Bond, 2.000%, 12/17/2022	920,077	1.0
THB	42,950,000	Thailand Government Bond, 2.875%, 12/17/2028	1,572,065	1.8
			7,623,085	8.6

		Turkey: 3.3%
TRY	1,050,000	European Bank Reconstruction & Development, 27.500%, 09/11/2020	207,592	0.2
TRY	3,831,000	Turkey Government Bond, 9.500%, 01/12/2022	627,872	0.7
TRY	4,885,000	Turkey Government Bond, 10.400%, 03/20/2024	784,610	0.9
TRY	1,832,000	Turkey Government Bond, 10.500%, 08/11/2027	283,543	0.3
TRY	5,491,000	Turkey Government Bond, 11.000%, 02/24/2027	874,651	1.0
TRY	900,000	Turkey Government Bond, 12.200%, 01/18/2023	155,392	0.2
			2,933,660	3.3

See Accompanying Notes to Financial Statements

21

Voya Emerging Markets Local Currency Debt Fund	portfolio of investments
as of September 30, 2019 (UNAUDITED) (CONTINUED)

			Uruguay: 0.3%
UYU	10,000,000	Uruguay Government International Bond, 9.875%, 06/20/2022	267,181	0.3

		Total Sovereign Bonds
		(Cost $81,541,550)	79,416,191	89.5

SUPRANATIONAL BONDS: 3.9%
			Supranational: 3.5%
PLN	2,402,000	European Investment Bank, 3.000%, 05/24/2024	630,045	0.7
ZAR	6,900,000	European Investment Bank, 8.125%, 12/21/2026	473,214	0.5
ZAR	10,735,000	European Investment Bank, 8.375%, 07/29/2022	738,230	0.8
IDR	18,400,000,000	Inter-American Development Bank, 6.250%, 06/15/2021	1,282,556	1.5
			3,124,045	3.5

			Turkey: 0.4%
TRY	2,000,000	European Investment Bank, 9.125%, 10/07/2020	349,496	0.4

		Total Supranational Bonds
		(Cost $3,693,164)	3,473,541	3.9

		Total Long-Term Investments
		(Cost $85,234,714)	82,889,732	93.4

SHORT-TERM INVESTMENTS: 7.6%
			Commercial Paper: 4.4%
1,200,000		McKesson Corp., 2.420%, 10/04/2019	1,199,682	1.3
1,556,000		Sysco Corp., 2.470%, 10/01/2019	1,555,894	1.8
1,200,000		UnitedHealth Group Incorporated, 2.160%, 10/02/2019	1,199,858	1.3
			3,955,434	4.4

			Repurchase Agreements: 3.2%
1,000,000		(3) Cantor Fitzgerald Securities, Repurchase Agreement dated 09/30/19, 2.40%, due 10/01/19 (Repurchase Amount $1,000,066, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-9.000%, Market Value plus accrued interest $1,020,000, due 10/25/19-07/15/61)	1,000,000	1.2

801,218	(3) Guggenheim Securities LLC, Repurchase Agreement dated 09/30/19, 2.42%, due 10/01/19 (Repurchase Amount $801,271, collateralized by various U.S. Government and U.S. Government Agency Obligations, 1.500%-5.000%, Market Value plus accrued interest $817,242, due 08/15/22-06/20/69)	801,218	0.9
1,000,000	(3) RBC Dominion Securities Inc., Repurchase Agreement dated 09/30/19, 2.37%, due 10/01/19 (Repurchase Amount $1,000,065, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,020,000, due 10/15/19-09/01/49)	1,000,000	1.1
		2,801,218	3.2

	Total Short-Term Investments
	(Cost $6,756,927)	6,756,653	7.6

	Total Investments in Securities (Cost $91,991,641)	$89,646,384	101.0
	Liabilities in Excess of Other Assets	(894,355)	(1.0)
	Net Assets	$88,752,029	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Security, or a portion of the security, is on loan.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Represents securities purchased with cash collateral received for securities on loan.

See Accompanying Notes to Financial Statements

22

Voya Emerging Markets Local Currency Debt Fund	portfolio of investments
as of September 30, 2019 (UNAUDITED) (CONTINUED)

ARS	Argentine Peso
BRL	Brazilian Real
CLP	Chilean Peso
COP	Colombian Peso
CZK	Czech Koruna
DOP	Dominican Peso
HUF	Hungarian Forint
IDR	Indonesian Rupiah
MXN	Mexican Peso
MYR	Malaysian Ringgit
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RON	Romanian New Leu
RUB	Russian Ruble
THB	Thai Baht
TRY	Turkish New Lira
UYU	Uruguayan Peso Uruguayo
ZAR	South African Rand

See Accompanying Notes to Financial Statements

23

Voya Securitized Credit Fund	Portfolio of Investments
AS OF September 30, 2019 (UNAUDITED)

Principal Amount†			Value	Percentage of Net Assets
COLLATERALIZED MORTGAGE OBLIGATIONS: 32.2%
1,605,028	(1),(2)	Agate Bay Mortgage Trust 2015-1 B4, 3.814%, 01/25/2045	$1,581,939	0.2
1,601,768	(1),(2)	Agate Bay Mortgage Trust 2015-3 B4, 3.626%, 04/25/2045	1,630,842	0.2
1,327,514	(1),(2)	Agate Bay Mortgage Trust 2015-4 B3, 3.582%, 06/25/2045	1,380,230	0.1
911,952	(1),(2)	Agate Bay Mortgage Trust 2016-1 B3, 3.777%, 12/25/2045	943,553	0.1
646,000	(1),(2)	Agate Bay Mortgage Trust 2016-1 B4, 3.777%, 12/25/2045	562,349	0.1
1,822,099	(1),(2)	Agate Bay Mortgage Trust 2016-2 B3, 3.806%, 03/25/2046	1,885,705	0.2
998,319	(1),(2)	Agate Bay Mortgage Trust 2016-2 B4, 3.806%, 03/25/2046	945,581	0.1
737,295		Alternative Loan Trust 2004-32CB 2A2, 2.418%, (US0001M + 0.400%), 02/25/2035	680,482	0.1
906,008		Alternative Loan Trust 2004-J7 MI, 3.038%, (US0001M + 1.020%), 10/25/2034	887,017	0.1
3,164,731		Alternative Loan Trust 2005-10CB 1A1, 2.518%, (US0001M + 0.500%), 05/25/2035	2,718,462	0.3
560,307		Alternative Loan Trust 2005-31 1A1, 2.578%, (US0001M + 0.560%), 08/25/2035	543,587	0.1
392,045		Alternative Loan Trust 2005-65CB 1A3, 5.500%, 01/25/2036	367,935	0.0
672,103		Alternative Loan Trust 2005-J2 1A12, 2.418%, (US0001M + 0.400%), 04/25/2035	574,182	0.1
420,787		Alternative Loan Trust 2006-19CB A12, 2.418%, (US0001M + 0.400%), 08/25/2036	275,646	0.0
873,665		Alternative Loan Trust 2006-20CB A9, 6.000%, 07/25/2036	658,313	0.1

608,591		Alternative Loan Trust 2007-18CB 1A7, 2.488%, (US0001M + 0.470%), 08/25/2037	351,784	0.0
1,649,007		Alternative Loan Trust 2007-OA4 A1, 2.188%, (US0001M + 0.170%), 05/25/2047	1,595,179	0.2
2,866,030	(1),(2)	Arroyo Mortgage Trust 2019-3 A3, 3.416%, 10/25/2048	2,894,122	0.3
338,158	(1)	Bear Stearns ALT-A Trust 2005-10 21A1, 3.952%, 01/25/2036	333,366	0.0
263,305	(1)	Bear Stearns ALT-A Trust 2005-4 23A1, 4.496%, 05/25/2035	268,156	0.0
493,883	(1)	Bear Stearns ALT-A Trust 2005-7 21A1, 4.466%, 09/25/2035	470,291	0.1
1,992,823	(1)	Bear Stearns ALT-A Trust 2005-9 26A1, 3.925%, 11/25/2035	1,593,559	0.2
883,847	(1),(2)	Chase Mortgage Finance Corp. 2016-SH1 M2, 3.750%, 04/25/2045	916,673	0.1
223,603	(1)	Chase Mortgage Finance Trust Series 2006-A1 2A3, 4.295%, 09/25/2036	215,603	0.0
164,424	(1)	Chase Mortgage Finance Trust Series 2007-A1 1A2, 4.711%, 02/25/2037	164,037	0.0
1,819,058	(1),(2)	Chase Home Lending Mortgage Trust 2019-ATR2 A3, 3.500%, 07/25/2049	1,848,121	0.2
502,043	(1)	CHL Mortgage Pass-Through Trust 2004-22 A3, 4.241%, 11/25/2034	508,291	0.1
736,835		CHL Mortgage Pass-Through Trust 2006-1 A2, 6.000%, 03/25/2036	605,112	0.1
591,538		CHL Mortgage Pass-Through Trust 2007-7 A7, 5.750%, 06/25/2037	501,602	0.1
1,000,000	(1),(2)	CIM Trust 2018-INV1 A10, 4.000%, 08/25/2048	1,080,368	0.1
882,213	(1),(2)	CIM Trust 2019-INV1 A1, 4.000%, 02/25/2049	908,343	0.1

See Accompanying Notes to Financial Statements

24

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2019 (UNAUDITED) (CONTINUED)

530,062	(1),(2)	CIM Trust 2019-INV2 A3, 4.000%, 05/25/2049	553,897	0.1
3,000,000	(1),(2)	CIM Trust 2019-INV3 A3, 3.500%, 08/25/2049	3,048,890	0.3
1,909,198	(1),(2)	CIM Trust 2019-J1 1A2, 3.500%, 08/25/2049	1,933,745	0.2
1,500,000	(1),(2)	CIM Trust 2019-INV3 A15, 3.500%, 08/25/2049	1,515,365	0.2
408,734	(1)	Citigroup Mortgage Loan Trust 2006-AR2 1A1, 4.725%, 03/25/2036	385,272	0.0
478,786	(1)	Citigroup Mortgage Loan Trust 2007-10 22AA, 4.218%, 09/25/2037	468,421	0.1
1,276,230	(1),(2)	Citigroup Mortgage Loan Trust 2013-7 2A2, 4.241%, 08/25/2036	1,266,084	0.1
1,259,002		Citigroup Mortgage Loan Trust, Inc. 2005-9 22A2, 6.000%, 11/25/2035	1,306,662	0.1
262,609		CitiMortgage Alternative Loan Trust Series 2007-A6 1A10, 6.000%, 06/25/2037	259,921	0.0
2,700,000	(1),(2)	COLT 2018-1 B1 Mortgage Loan Trust, 4.362%, 02/25/2048	2,705,936	0.3
1,000,000	(1),(2)	COLT 2019-1 M1 Mortgage Loan Trust, 4.518%, 03/25/2049	1,048,796	0.1
3,000,000	(1),(2)	COLT 2019-4 A3 Mortgage Loan Trust, 2.988%, 11/25/2049	2,999,967	0.3
1,582,702	(2),(3)	CSMC 2019-AFC1 A3 Trust, 2.877% (Step Rate @ 3.877% on 08/25/2023), 07/25/2049	1,579,917	0.2
1,830,464	(1),(2)	CSMC Trust 2013-7 A11, 3.500%, 08/25/2043	1,854,801	0.2
500,000	(1),(2)	Deephave Residential Mortgage Trust 2019-2A M1, 3.921%, 04/25/2059	508,997	0.1
1,700,000	(1),(2)	Deephaven Residential Mortgage Trust 2018-1A M1, 3.939%, 12/25/2057	1,716,927	0.2
1,200,000	(1),(2)	Deephaven Residential Mortgage Trust 2018-2A M1, 4.375%, 04/25/2058	1,213,137	0.1
1,200,000	(1),(2)	Deephaven Residential Mortgage Trust 2018-3 M1, 4.357%, 08/25/2058	1,229,192	0.1
2,000,000	(1),(2)	Deephaven Residential Mortgage Trust 2019-1A M1, 4.402%, 08/25/2058	2,038,041	0.2

599,224	(1),(2)	Deutsche Mortgage Securities, Inc. Re-REMIC Trust Certificates Series 2007-WM1 A1, 3.815%, 06/27/2037	618,114	0.1
3,007,262		DSLA Mortgage Loan Trust 2005-AR4 2A1B, 2.337%, (US0001M + 0.280%), 08/19/2045	2,634,707	0.3
1,500,000	(1),(2)	Ellington Financial Mortgage Trust 2019-1 M1, 3.587%, 06/25/2059	1,506,915	0.2
1,500,000		Fannie Mae Connecticut Avenue Securities 16-C06 1M2, 6.268%, (US0001M + 4.250%), 04/25/2029	1,605,419	0.2
1,142,081		Fannie Mae Connecticut Avenue Securities 2015-C03 2M2, 7.018%, (US0001M + 5.000%), 07/25/2025	1,210,572	0.1
994,548		Fannie Mae Connecticut Avenue Securities 2015-C04 2M2, 7.568%, (US0001M + 5.550%), 04/25/2028	1,063,639	0.1
775,626		Fannie Mae Connecticut Avenue Securities 2016-C01 2M2, 8.968%, (US0001M + 6.950%), 08/25/2028	840,351	0.1
700,000		Fannie Mae Connecticut Avenue Securities 2016-C04 1M2, 6.268%, (US0001M + 4.250%), 01/25/2029	740,275	0.1
2,768,873		Fannie Mae Connecticut Avenue Securities 2016-C05 2M2, 6.468%, (US0001M + 4.450%), 01/25/2029	2,918,679	0.3
2,600,649		Fannie Mae Connecticut Avenue Securities 2016-C07 2M2, 6.368%, (US0001M + 4.350%), 05/25/2029	2,744,504	0.3
3,500,000		Fannie Mae Connecticut Avenue Securities 2017-C01 1M2, 5.568%, (US0001M + 3.550%), 07/25/2029	3,681,999	0.4
2,680,000		Fannie Mae Connecticut Avenue Securities 2017-C02 2M2, 5.668%, (US0001M + 3.650%), 09/25/2029	2,820,445	0.3

See Accompanying Notes to Financial Statements

25

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2019 (UNAUDITED) (CONTINUED)

2,000,000	Fannie Mae Connecticut Avenue Securities 2017-C03 1M2, 5.018%, (US0001M + 3.000%), 10/25/2029	2,081,157	0.2
1,600,000	Fannie Mae Connecticut Avenue Securities 2017-C04 2M2, 4.868%, (US0001M + 2.850%), 11/25/2029	1,650,322	0.2
3,400,000	Fannie Mae Connecticut Avenue Securities 2017-C05 1M2, 4.218%, (US0001M + 2.200%), 01/25/2030	3,447,124	0.4
3,700,000	Fannie Mae Connecticut Avenue Securities 2017-C07 1M2, 4.418%, (US0001M + 2.400%), 05/28/2030	3,748,110	0.4
2,800,000	Fannie Mae Connecticut Avenue Securities 2017-C07 2M2, 4.518%, (US0001M + 2.500%), 05/25/2030	2,846,279	0.3
2,000,000	Fannie Mae Connecticut Avenue Securities 2017-CO6 2M2, 4.818%, (US0001M + 2.800%), 02/25/2030	2,041,355	0.2
4,150,000	Fannie Mae Connecticut Avenue Securities 2018-C02 2M2, 4.218%, (US0001M + 2.200%), 08/25/2030	4,183,688	0.4
3,100,000	Fannie Mae Connecticut Avenue Securities 2018-C03 1M2, 4.168%, (US0001M + 2.150%), 10/25/2030	3,127,026	0.3
3,150,000	Fannie Mae Connecticut Avenue Securities 2018-C04 2M2, 4.568%, (US0001M + 2.550%), 12/25/2030	3,207,662	0.3
3,600,000	Fannie Mae Connecticut Avenue Securities 2018-C05 1M2, 4.368%, (US0001M + 2.350%), 01/25/2031	3,644,939	0.4
750,000	Fannie Mae Connecticut Avenue Securities 2018-C06 1B1, 5.768%, (US0001M + 3.750%), 03/25/2031	791,983	0.1

2,700,000		Fannie Mae Connecticut Avenue Securities 2018-C06 1M2, 4.018%, (US0001M + 2.000%), 03/25/2031	2,712,294	0.3
1,000,000		Fannie Mae Connecticut Avenue Securities 2018-C06 2B1, 6.118%, (US0001M + 4.100%), 03/25/2031	1,061,373	0.1
3,200,000		Fannie Mae Connecticut Avenue Securities 2018-C06 2M2, 4.118%, (US0001M + 2.100%), 03/25/2031	3,223,543	0.3
2,000,000		Fannie Mae Connecticut Avenue Securities 2018-CO1 1M2, 4.268%, (US0001M + 2.250%), 07/25/2030	2,020,746	0.2
2,700,000	(2)	Fannie Mae Connecticut Avenue Securities Trust 2018-R07 1M2, 4.418%, (US0001M + 2.400%), 04/25/2031	2,728,222	0.3
1,122,749		Fannie Mae Connecticut Avenue Securities, 7.718%, (US0001M + 5.700%), 04/25/2028	1,234,489	0.1
834,943		Fannie Mae Connecticut Avenue Securities, 7.918%, (US0001M + 5.900%), 10/25/2028	902,074	0.1
939,252	(1),(2)	Flagstar Mortgage Trust 2017-1 B3, 3.693%, 03/25/2047	958,571	0.1
971,977	(1),(2)	Flagstar Mortgage Trust 2018-2 B2, 4.063%, 04/25/2048	1,035,304	0.1
2,110,926	(1),(2)	Flagstar Mortgage Trust 2018-3INV A3, 4.000%, 05/25/2048	2,176,076	0.2
2,116,180	(1),(2)	Flagstar Mortgage Trust 2018-5 B2, 4.545%, 09/25/2048	2,245,126	0.2
983,368	(1),(2)	Flagstar Mortgage Trust 2018-6RR B1, 5.034%, 10/25/2048	1,114,144	0.1
3,900,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-DNA3 M3, 6.718%, (US0001M + 4.700%), 04/25/2028	4,307,910	0.4
500,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2015-HQA2 M3, 6.818%, (US0001M + 4.800%), 05/25/2028	539,714	0.1

See Accompanying Notes to Financial Statements

26

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2019 (UNAUDITED) (CONTINUED)

2,500,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA1 M3, 7.695%, (US0001M + 5.550%), 07/25/2028	2,773,549	0.3
3,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-DNA3 M3, 7.018%, (US0001M + 5.000%), 12/25/2028	3,253,762	0.3
1,500,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA2 M3, 7.168%, (US0001M + 5.150%), 11/25/2028	1,632,917	0.2
250,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2016-HQA3 M3, 5.868%, (US0001M + 3.850%), 03/25/2029	265,362	0.0
4,600,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-DNA3 M2, 4.518%, (US0001M + 2.500%), 03/25/2030	4,703,364	0.5
1,250,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA2 M2, 4.668%, (US0001M + 2.650%), 12/25/2029	1,283,178	0.1
2,700,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2017-HQA3 M2, 4.368%, (US0001M + 2.350%), 04/25/2030	2,733,957	0.3
1,100,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-DNA1 M2, 3.818%, (US0001M + 1.800%), 07/25/2030	1,101,218	0.1
1,000,000		Freddie Mac Structured Agency Credit Risk Debt Notes 2018-HQA1 M2, 4.318%, (US0001M + 2.300%), 09/25/2030	1,010,825	0.1
721,391	(1),(2)	Galton Funding Mortgage Trust 2019-1 A21, 4.500%, 02/25/2059	745,476	0.1
992,538	(1),(2)	Galton Funding Mortgage Trust 2019-1 B2, 4.500%, 02/25/2059	1,062,814	0.1
1,877,893	(1),(2)	Galton Funding Mortgage Trust 2017-2 A21, 4.000%, 06/25/2059	1,902,446	0.2
638,781	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ1 A1, 4.000%, 08/25/2049	649,871	0.1

989,611	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ1 B3, 4.317%, 08/25/2049	1,046,673	0.1
1,779,430	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 A1, 4.000%, 11/25/2049	1,808,762	0.2
996,998	(1),(2)	GS Mortgage-Backed Securities Corp. Trust 2019-PJ2 B2, 4.507%, 11/25/2049	1,088,429	0.1
167,494	(1)	GSR Mortgage Loan Trust 2005-AR5 2A3, 4.304%, 10/25/2035	139,032	0.0
442,904	(1)	GSR Mortgage Loan Trust 2006-AR1 2A1, 4.385%, 01/25/2036	452,262	0.0
950,360		HarborView Mortgage Loan Trust 2006-14 2A1A, 2.207%, (US0001M + 0.150%), 01/25/2047	945,548	0.1
1,214,744		HarborView Mortgage Loan Trust 2007-5 A1A, 2.247%, (US0001M + 0.190%), 09/19/2037	1,185,013	0.1
4,098,927		IndyMac INDX Mortgage Loan Trust 2006-AR2 2A1, 2.228%, (US0001M + 0.210%), 02/25/2046	3,541,602	0.4
297,217	(1),(2)	Jefferies Resecuritization Trust 2009-R6 1A2, 4.819%, 03/26/2036	296,701	0.0
786,000	(1),(2)	JP Morgan Mortgage Trust 2014-5 B4, 2.982%, 10/25/2029	731,570	0.1
3,037,241	(1),(2)	JP Morgan Mortgage Trust 2016-4 A13, 3.500%, 10/25/2046	3,071,329	0.3
2,211,915	(1),(2)	JP Morgan Mortgage Trust 2017-5 B1, 3.178%, 10/26/2048	2,266,110	0.2
3,314,855	(1),(2)	JP Morgan Mortgage Trust 2018-6 1A10, 3.500%, 12/25/2048	3,354,391	0.4
980,164	(1),(2)	JP Morgan Mortgage Trust 2018-8 B2, 4.221%, 01/25/2049	1,049,965	0.1
3,500,000	(1),(2)	JP Morgan Mortgage Trust 2019-7 A15, 3.500%, 09/25/2049	3,542,930	0.4
2,996,000	(1),(2)	JP Morgan Mortgage Trust 2019-7 B3A, 3.505%, 12/31/2049	3,006,273	0.3
1,731,965	(1),(2)	JP Morgan Mortgage Trust 2019-INV1 B2, 5.165%, 10/25/2049	1,927,762	0.2
3,000,000	(1),(2)	JP Morgan Mortgage Trust 2019-INV2 A15, 3.500%, 02/25/2050	3,019,799	0.3
1,300,000	(1),(2)	JP Morgan Mortgage Trust 2019-INV2 A3, 3.500%, 02/25/2050	1,313,907	0.1
1,994,270	(1),(2)	JP Morgan Mortgage Trust 2019-LTV2 B2, 4.836%, 12/25/2049	2,219,010	0.2

See Accompanying Notes to Financial Statements

27

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2019 (UNAUDITED) (CONTINUED)

1,371,534	(1),(2)	JP Morgan Trust 2015-3 B4, 3.662%, 05/25/2045	1,415,307	0.1
1,081,144	(1),(2)	J.P. Morgan Mortgage Trust 2019-2 A15, 4.000%, 08/25/2049	1,103,258	0.1
743,286	(1),(2)	J.P. Morgan Mortgage Trust 2019-2 A3, 4.000%, 08/25/2049	758,489	0.1
990,972	(1),(2)	J.P. Morgan Mortgage Trust 2019-2 B1, 4.668%, 08/25/2049	1,087,645	0.1
990,972	(1),(2)	J.P. Morgan Mortgage Trust 2019-2 B2, 4.668%, 08/25/2049	1,063,320	0.1
1,511,877	(1),(2)	J.P. Morgan Mortgage Trust 2019-LTV1 A3, 4.000%, 06/25/2049	1,546,968	0.2
1,287,469	(1),(2)	J.P. Morgan Mortgage Trust 2019-LTV1 B2, 4.906%, 06/25/2049	1,404,176	0.1
746,531		JP Morgan Mortgage Trust 2006-S2 1A18, 6.000%, 07/25/2036	647,688	0.1
207,871	(1)	JP Morgan Mortgage Trust 2007-A3 1A1, 4.212%, 05/25/2037	198,257	0.0
1,325,186		JP Morgan Mortgage Trust 2007-S1 2A22, 5.750%, 03/25/2037	970,571	0.1
1,000,000	(1),(2)	JP Morgan Mortgage Trust 2016-1 B4, 3.875%, 05/25/2046	996,668	0.1
2,046,623	(1),(2)	JP Morgan Mortgage Trust 2017-3 1A13, 3.500%, 08/25/2047	2,072,388	0.2
949,209	(1),(2)	JP Morgan Mortgage Trust 2017-3 B1, 3.856%, 08/25/2047	1,006,225	0.1
1,444,072	(1),(2)	JP Morgan Mortgage Trust 2017-4 B1, 3.958%, 11/25/2048	1,544,809	0.2
1,444,072	(1),(2)	JP Morgan Mortgage Trust 2017-4 B2, 3.958%, 11/25/2048	1,485,632	0.2
978,291	(1),(2)	JP Morgan Mortgage Trust 2017-5 B2, 3.178%, 10/26/2048	966,431	0.1
1,569,107	(1),(2)	JP Morgan Mortgage Trust 2018-3 B2, 3.771%, 09/25/2048	1,620,306	0.2
2,223,306	(1),(2)	JP Morgan Mortgage Trust 2018-3 B3, 3.771%, 09/25/2048	2,293,299	0.2
1,068,731	(1),(2)	JP Morgan Mortgage Trust 2018-4 B1, 3.788%, 10/25/2048	1,121,967	0.1
2,234,620	(1),(2)	JP Morgan Mortgage Trust 2018-4 B2, 3.788%, 10/25/2048	2,310,491	0.2
1,847,295	(1),(2)	JP Morgan Mortgage Trust 2018-6C B2, 3.984%, 12/25/2048	1,933,297	0.2
1,960,329	(1),(2)	JP Morgan Mortgage Trust 2018-8 B1, 4.221%, 01/25/2049	2,129,311	0.2
981,076	(1),(2)	JP Morgan Mortgage Trust 2018-9 B2, 4.472%, 02/25/2049	1,062,043	0.1

981,076	(1),(2)	JP Morgan Mortgage Trust 2018-9 B3, 4.472%, 02/25/2049	1,040,874	0.1
1,799,592	(1),(2)	JP Morgan Mortgage Trust 2019-1 A3, 4.000%, 05/25/2049	1,831,339	0.2
362,629	(1),(2)	JP Morgan Mortgage Trust 2019-3 A3, 4.000%, 09/25/2049	368,819	0.0
1,996,978	(1),(2)	JP Morgan Mortgage Trust 2019-6 B2, 4.271%, 12/25/2049	2,136,852	0.2
2,666,345	(1),(2)	JP Morgan Mortgage Trust 2019-LTV2 A18, 4.000%, 12/25/2049	2,731,857	0.3
1,994,270	(1),(2)	JP Morgan Mortgage Trust 2019-LTV2 B3, 4.836%, 12/25/2049	2,185,914	0.2
398,025		Lehman XS Trust Series 2005-5N 3A1B, 3.446%, (12MTA + 1.000%), 11/25/2035	405,315	0.0
123,966		Merrill Lynch Mortgage Investors Trust Series 2005-A6 2A3, 2.398%, (US0001M + 0.380%), 08/25/2035	124,897	0.0
239,018		Morgan Stanley Mortgage Loan Trust 2005-10 4A1, 5.500%, 12/25/2035	217,100	0.0
900,000		Morgan Stanley Mortgage Loan Trust 2005-5AR 1B1, 3.818%, (US0001M + 1.800%), 09/25/2035	884,973	0.1
800,000	(1),(2)	New Residential Mortgage Loan Trust 2019-NQM2 M1, 4.267%, 04/25/2049	819,393	0.1
1,916,084	(1),(2)	New Residential Mortgage Loan Trust 2019-NQM3 A3, 3.086%, 07/25/2049	1,922,428	0.2
830,083	(1),(2)	OBX 2019-EXP1 1A3 Trust, 4.000%, 01/25/2059	846,909	0.1
1,361,181	(1),(2)	OBX 2019-EXP2 1A3 Trust, 4.000%, 07/25/2059	1,390,821	0.1
1,361,907	(1),(2)	OBX 2019-INV2 A25 Trust, 4.000%, 05/27/2049	1,395,835	0.1
1,514,910	(1),(2)	PSMC 2019-1 A1 Trust, 4.000%, 07/25/2049	1,554,417	0.2
566,272	(1)	Sequoia Mortgage Trust 2013-3 B3, 3.518%, 03/25/2043	579,390	0.1
2,100,000	(1),(2)	Sequoia Mortgage Trust 2018-CH4 A13, 4.500%, 10/25/2048	2,261,023	0.2
1,760,234	(1),(2)	Sequoia Mortgage Trust 2019-1 A1, 4.000%, 02/25/2049	1,802,425	0.2
2,681,362	(1),(2)	Sequoia Mortgage Trust 2019-2 A1, 4.000%, 06/25/2049	2,747,243	0.3

See Accompanying Notes to Financial Statements

28

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2019 (UNAUDITED) (CONTINUED)

1,487,727	(1),(2)	Sequoia Mortgage Trust 2019-2 B3, 4.258%, 06/25/2049	1,544,605	0.2
1,500,000	(1),(2)	Sequoia Mortgage Trust 2019-3 A2, 3.500%, 09/25/2049	1,519,766	0.2
1,052,725	(1),(2)	Sequoia Mortgage Trust 2019-CH1 A1, 4.500%, 03/25/2049	1,075,370	0.1
695,336	(1),(2)	Sequoia Mortgage Trust 2019-CH1 B2B, 5.062%, 03/25/2049	776,103	0.1
2,760,912	(1),(2)	Sequoia Mortgage Trust 2019-CH2 A1, 4.500%, 08/25/2049	2,883,167	0.3
960,596	(2)	Sequoia Mortgage Trust 2013-9 B2, 3.500%, 07/25/2043	989,895	0.1
960,104	(1),(2)	Sequoia Mortgage Trust 2017-CH1 B2B, 4.581%, 08/25/2047	1,031,668	0.1
411,483	(1),(2)	Sequoia Mortgage Trust 2018-6 A4, 4.000%, 07/25/2048	415,437	0.0
1,739,220	(1),(2)	Sequoia Mortgage Trust 2019-CH2 B2B, 4.906%, 08/25/2049	1,890,400	0.2
2,000,000	(1),(2)	Sequoia Mortgage Trust 2019-CH3 A13, 4.000%, 09/25/2049	2,082,777	0.2
3,055,000	(1),(2),(4)	Sequoia Mortgage Trust 2019-CH3 B1B, 4.525%, 09/25/2049	3,299,400	0.3
1,799,000	(1),(2),(4)	Sequoia Mortgage Trust 2019-CH3 B2B, 4.525%, 09/25/2049	1,897,945	0.2
1,436,614	(1),(2)	Shellpoint Co-Originator Trust 2017-2 B3, 3.726%, 10/25/2047	1,344,701	0.1
2,247,144	(1),(2)	Starwood Mortgage Residential Trust 2019-1 A3, 3.299%, 06/25/2049	2,257,348	0.2
154,600	(1)	Structured Adjustable Rate Mortgage Loan Trust 2005-4 3A1, 4.492%, 03/25/2035	158,019	0.0
4,808,351	(1)	TBW Mortgage-Backed Trust 2006-6 A5B, 6.040%, 01/25/2037	2,169,316	0.2
5,461,924	(1)	TBW Mortgage-Backed Trust 2007-2 A1A, 5.965%, 07/25/2037	2,896,226	0.3
800,000	(1),(2)	Verus Securitization Trust 2017-SG1A B1, 3.615%, 11/25/2047	800,483	0.1
2,000,000	(1),(2)	Verus Securitization Trust 2018-2 B1, 4.426%, 06/01/2058	2,030,783	0.2
1,500,000	(1),(2)	Verus Securitization Trust 2018-3 M1, 4.595%, 10/25/2058	1,545,467	0.2
1,223,446	(1),(2)	Verus Securitization Trust 2019-1 A2, 3.938%, 02/25/2059	1,238,423	0.1

1,756,751	(1),(2)	Verus Securitization Trust 2019-INV2 A2, 3.117%, 07/25/2059	1,765,822	0.2
645,650	(1),(2)	Verus Securitization Trust 2018-INV1 A1, 3.626%, 03/25/2058	649,084	0.1
255,495	(1)	Wachovia Mortgage Loan LLC Series 2005-B 2A1, 4.452%, 10/20/2035	257,830	0.0
331,459	(1)	Wachovia Mortgage Loan LLC Series 2005-B 2A2, 4.452%, 10/20/2035	334,489	0.0
803,182	(1)	WaMu Mortgage Pass-Through Certificates Series 2004-AR4 A6 Trust, 4.505%, 06/25/2034	818,810	0.1
927,577	(1)	WaMu Mortgage Pass-Through Certificates Series 2004-AR7 A6, 4.556%, 07/25/2034	958,380	0.1
1,484,608	(1)	WaMu Mortgage Pass-Through Certificates Series 2005-AR10 1A3, 4.176%, 09/25/2035	1,512,150	0.2
586,736		WaMu Mortgage Pass-Through Certificates Series 2005-AR13 A1C3, 2.508%, (US0001M + 0.490%), 10/25/2045	587,523	0.1
430,103	(1)	WaMu Mortgage Pass-Through Certificates Series 2005-AR16 1A1, 4.215%, 12/25/2035	430,583	0.0
406,139	(1)	WaMu Mortgage Pass-Through Certificates Series 2006-AR14 1A3, 3.601%, 11/25/2036	393,450	0.0
1,164,111	(1)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 1A1, 3.675%, 12/25/2036	1,114,878	0.1
643,452	(1)	WaMu Mortgage Pass-Through Certificates Series 2006-AR16 2A3, 3.831%, 12/25/2036	609,268	0.1
420,587	(1)	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 2A3, 3.982%, 02/25/2037	418,004	0.0
746,100	(1)	WaMu Mortgage Pass-Through Certificates Series 2007-HY1 3A2, 3.941%, 02/25/2037	717,969	0.1
473,682	(1)	WaMu Mortgage Pass-Through Certificates Series 2007-HY2 1A1, 3.823%, 12/25/2036	475,337	0.1

See Accompanying Notes to Financial Statements

29

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2019 (UNAUDITED) (CONTINUED)

587,863		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-10 2A9, 6.000%, 11/25/2035	584,082	0.1
388,662		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-7 1A4, 5.500%, 09/25/2035	377,727	0.0
762,935		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2005-8 1A2, 5.500%, 10/25/2035	758,906	0.1
813,912		Washington Mutual Mortgage Pass-Through Certificates WMALT Series 2007-OC1 A3, 2.248%, (US0001M + 0.230%), 01/25/2047	756,026	0.1
272,620		Wells Fargo Alternative Loan 2007-PA3 3A1, 6.250%, 07/25/2037	263,540	0.0
166,914		Wells Fargo Mortgage Backed Securities 2006-8 A15, 6.000%, 07/25/2036	169,582	0.0
177,009	(1)	Wells Fargo Mortgage Backed Securities 2006-AR4 2A4, 5.220%, 04/25/2036	175,960	0.0
209,949	(1)	Wells Fargo Mortgage Backed Securities 2006-AR7 2A4, 5.102%, 05/25/2036	219,136	0.0
950,070	(1)	Wells Fargo Mortgage Backed Securities 2007-AR7 A1, 4.674%, 12/28/2037	944,928	0.1
36,956	(1),(2)	Wells Fargo Mortgage Backed Securities 2008-1R A1, 4.990%, 06/26/2035	37,727	0.0
762,010	(1),(2)	Wells Fargo Mortgage Backed Securities 2019-2 A1 Trust, 4.000%, 04/25/2049	778,828	0.1
2,600,000	(1),(2)	Wells Fargo Mortgage Backed Securities 2019-3 A17 Trust, 3.500%, 10/25/2049	2,628,641	0.3
3,339,000	(1),(2),(4)	Wells Fargo Mortgage Backed Securities 2019-3 B3 Trust, 3.842%, 10/25/2049	3,326,211	0.4

	Total Collateralized Mortgage Obligations
	(Cost $305,921,440)		309,963,595	32.2

ASSET-BACKED SECURITIES: 24.6%
		Automobile Asset-Backed Securities: 3.5%
3,472,000		Americredit Automobile Receivables Trust 2018-2 D, 4.010%, 07/18/2024	3,618,594	0.4
1,800,000		Americredit Automobile Receivables Trust 2019-2 D, 2.990%, 06/18/2025	1,831,231	0.2
4,300,000		AmeriCredit Automobile Receivables Trust 2019-3 C, 2.320%, 07/18/2025	4,303,511	0.4
3,750,000		AmeriCredit Automobile Receivables Trust 2019-3 D, 2.580%, 09/18/2025	3,753,320	0.4
750,000		Carmax Auto Owner Trust 2019-3 D, 2.850%, 01/15/2026	757,708	0.1
2,050,000		Santander Drive Auto Receivables Trust 2018-1 D, 3.320%, 03/15/2024	2,076,373	0.2
2,700,000	(2)	Santander Drive Auto Receivables Trust 2018-1 E, 4.370%, 05/15/2025	2,741,098	0.3
1,550,000		Santander Drive Auto Receivables Trust 2019-3 C, 2.490%, 10/15/2025	1,556,193	0.2
4,200,000		Santander Drive Auto Receivables Trust 2019-3 D, 2.680%, 10/15/2025	4,220,723	0.4
1,455,000		Santander Drive Auto Receivables Trust 2018-2 C, 3.350%, 07/17/2023	1,470,572	0.2
5,150,000		Santander Drive Auto Receivables Trust 2019-1 D, 3.650%, 04/15/2025	5,296,026	0.5
800,000	(2)	Tesla Auto Lease Trust 2018-A D, 3.300%, 05/20/2020	802,221	0.1
1,200,000	(2)	Tesla Auto Lease Trust 2018-B C, 4.360%, 10/20/2021	1,232,417	0.1
			33,659,987	3.5

		Home Equity Asset-Backed Securities: 0.6%
3,269,704		GSAA Home Equity Trust 2006-14 A3A, 2.268%, (US0001M + 0.250%), 09/25/2036	1,778,165	0.2
1,841,223	(1)	GSAA Home Equity Trust 2006-4 4A3, 4.169%, 03/25/2036	1,516,404	0.1
1,203,169		GSAA Home Equity Trust 2007-1 1A1, 2.098%, (US0001M + 0.080%), 02/25/2037	587,653	0.1

See Accompanying Notes to Financial Statements

30

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2019 (UNAUDITED) (CONTINUED)

1,091,387	(1)	Renaissance Home Equity Loan Trust 2005-3 AF4, 5.140%, 11/25/2035	1,152,445	0.1
925,953		WaMu Asset-Backed Certificates WaMu Series 2007-HE4 2A3 Trust, 2.188%, (US0001M + 0.170%), 07/25/2047	644,282	0.1
			5,678,949	0.6

		Other Asset-Backed Securities: 17.0%
686,872	(1),(2),(3)	AJAX Mortgage Loan Trust 2017-A A, 3.470% (Step Rate @ 6.470% on 05/25/2020), 04/25/2057	688,639	0.1
1,781,995	(2)	Ajax Mortgage Loan Trust 2018-A A, 3.850%, 04/25/2058	1,817,331	0.2
1,963,592	(1),(2)	Ajax Mortgage Loan Trust 2018-C A, 4.360%, 09/25/2065	1,991,606	0.2
3,000,000	(2)	Ajax Mortgage Loan Trust 2019-D A2, 3.500%, 09/25/2065	2,998,244	0.3
1,080,096	(1),(2),(4),(5)	American Homes 4 Rent 2015-SFR1 XS, 0.000%, 04/17/2052	–	–
2,250,000	(2)	Apidos CLO XXIX 2018-29A B, 4.176%, (US0003M + 1.900%), 07/25/2030	2,168,095	0.2
1,750,000	(2)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2I, 4.194%, 06/07/2049	1,792,192	0.2
1,100,000	(2)	Applebee's Funding LLC / IHOP Funding LLC 2019-1A A2II, 4.723%, 06/07/2049	1,141,635	0.1
4,400,000	(2)	Aqua Finance Trust 2019-A A, 3.140%, 07/16/2040	4,405,693	0.5
500,000	(2)	Ares XXIX CLO Ltd. 2014-1A C, 5.803%, (US0003M + 3.500%), 04/17/2026	500,040	0.1
1,400,000	(2)	Atrium CDO Corp. 12A CR, 3.928%, (US0003M + 1.650%), 04/22/2027	1,378,822	0.1
500,000	(2)	Atrium CDO Corp. 12A DR, 5.078%, (US0003M + 2.800%), 04/22/2027	476,067	0.0
1,000,000	(2)	Babson CLO Ltd. 2014-IA C, 5.728%, (US0003M + 3.450%), 07/20/2025	1,000,209	0.1
401,815	(1)	Bear Stearns Asset Backed Securities Trust 2006-SD4 1A1, 4.836%, 10/25/2036	409,420	0.0
2,250,000	(2)	BlueMountain CLO 2012-2A DR2 Ltd., 5.036%, (US0003M + 2.900%), 11/20/2028	2,162,293	0.2

1,000,000	(2)	BlueMountain CLO 2015-1A D Ltd., 7.753%, (US0003M + 5.450%), 04/13/2027	993,707	0.1
2,000,000	(2)	BlueMountain CLO 2016-1 Ltd. 2016-1A DR, 4.928%, (US0003M + 2.650%), 04/20/2027	1,904,310	0.2
500,000	(2)	BlueMountain CLO 2016-3A CR Ltd., 4.358%, (US0003M + 2.200%), 11/15/2030	485,751	0.0
3,000,000	(2)	Bowman Park CLO Ltd. 2014-1A E, 7.548%, (US0003M + 5.400%), 11/23/2025	2,921,727	0.3
2,500,000	(2)	Carlyle Global Market Strategies CLO 2014-3RA B Ltd., 4.156%, (US0003M + 1.900%), 07/27/2031	2,360,855	0.2
3,200,000	(2)	Carlyle Global Market Strategies CLO 2015-2A CR Ltd., 4.506%, (US0003M + 2.250%), 04/27/2027	3,112,758	0.3
2,500,000		Countrywide Asset-Backed Certificates 2005-AB2 M1, 2.723%, (US0001M + 0.705%), 09/25/2035	2,457,475	0.3
3,000,000	(2)	Cumberland Park CLO Ltd. 2015-2A DR, 4.978%, (US0003M + 2.700%), 07/20/2028	2,955,636	0.3
1,112,625	(2)	Domino's Pizza Master Issuer LLC 2015-1A A1II, 4.474%, 10/25/2045	1,166,131	0.1
4,459,000	(2)	Domino's Pizza Master Issuer LLC 2017-1A A2II, 3.082%, 07/25/2047	4,485,416	0.5
1,431,875	(2)	Domino's Pizza Master Issuer LLC 2018-1A A2I, 4.116%, 07/25/2048	1,489,372	0.2
500,000	(2)	Dorchester Park CLO Ltd. 2015-1A DR, 4.678%, (US0003M + 2.400%), 04/20/2028	483,801	0.0
1,565,000	(2)	Dryden XXV Senior Loan Fund 2012-25A DRR, 5.303%, (US0003M + 3.000%), 10/15/2027	1,537,332	0.2
1,488,750	(2)	Five Guys Holdings, Inc. 2017-1A A2, 4.600%, 07/25/2047	1,566,125	0.2
2,650,000	(2)	Galaxy XXIX CLO Ltd. 2018-29A D, 4.558%, (US0003M + 2.400%), 11/15/2026	2,553,861	0.3
976,037	(2)	Helios Issuer, LLC 2018-1A A, 4.870%, 07/20/2048	1,069,166	0.1
2,824,777	(2)	Helios Issuer, LLC 2018-1A B, 7.710%, 07/20/2048	3,022,842	0.3

See Accompanying Notes to Financial Statements

31

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2019 (UNAUDITED) (CONTINUED)

1,500,000	(2)	Home Partners of America 2018-1 E Trust, 3.875%, (US0001M + 1.850%), 07/17/2037	1,502,561	0.2
2,463,000	(2)	Invitation Homes 2018-SFR1 D Trust, 3.475%, (US0001M + 1.450%), 03/17/2037	2,460,531	0.3
650,000	(2)	J.G. Wentworth XLI LLC 2018-1A B, 4.700%, 10/15/2074	718,262	0.1
750,000	(2)	JG Wentworth XLII LLC 2018-2A B, 4.700%, 10/15/2077	843,118	0.1
56,311		JP Morgan Mortgage Acquisition Trust 2007-CH5 A4, 2.178%, (US0001M + 0.160%), 06/25/2036	56,421	0.0
2,000,000	(2)	LCM XIV L.P. 14A CR, 4.128%, (US0003M + 1.850%), 07/20/2031	1,925,086	0.2
750,000	(2)	LCM XX L.P. 20A-DR, 5.078%, (US0003M + 2.800%), 10/20/2027	721,005	0.1
1,550,000	(2)	LCM XXII Ltd. 22A CR, 5.078%, (US0003M + 2.800%), 10/20/2028	1,460,810	0.2
959,687	(2)	LCSS Financing 2018-A A LLC, 4.700%, 12/15/2062	1,113,330	0.1
2,500,000	(2)	Madison Park Funding XIII Ltd. 2014-13A DR2, 5.153%, (US0003M + 2.850%), 04/19/2030	2,415,843	0.2
2,000,000	(2)	Madison Park Funding XXXII Ltd. 2018-32A C, 5.178%, (US0003M + 2.900%), 01/22/2031	2,005,438	0.2
1,000,000	(2)	Marlette Funding Trust 2018-4A C, 4.910%, 12/15/2028	1,031,113	0.1
5,950,000	(2)	Marlette Funding Trust 2019-3A C, 3.790%, 09/17/2029	5,982,191	0.6
1,000,000	(1),(2)	Mill City Mortgage Loan Trust 2017-2 M2, 3.250%, 07/25/2059	1,025,072	0.1
1,192,501	(1),(2)	Mill City Mortgage Loan Trust 2017-3 M2, 3.250%, 01/25/2061	1,214,257	0.1
1,800,000	(1),(2)	Mill City Mortgage Trust 2015-2 B2, 3.876%, 09/25/2057	1,833,242	0.2
2,891,147	(2)	Mill City Solar Loan 2019-2GS A Ltd., 3.690%, 07/20/2043	2,932,158	0.3
2,115,787	(2)	Mosaic Solar Loan Trust 2018-1A A, 4.010%, 06/22/2043	2,196,820	0.2
1,982,913	(2)	Mosaic Solar Loan Trust 2018-2-GS A, 4.200%, 02/22/2044	2,056,143	0.2
2,000,000	(2)	Mosaic Solar Loan Trust 2018-2-GS B, 4.740%, 02/22/2044	2,034,663	0.2

1,434,978	(2)	Mosaic Solar Loans 2017-2A A LLC, 3.820%, 06/22/2043	1,467,456	0.2
1,650,000	(2)	Neuberger Berman CLO XVI-S Ltd. 2017-16SA D, 4.803%, (US0003M + 2.500%), 01/15/2028	1,587,736	0.2
3,000,000	(2),(6)	Neuberger Berman CLO XXI Ltd. 2016-21A ER, 7.478%, (US0003M + 5.200%), 04/20/2027	2,823,204	0.3
475,000	(2)	OHA Credit Partners IX Ltd. 2013-9A DR, 5.578%, (US0003M + 3.300%), 10/20/2025	475,067	0.0
1,300,000	(2)	Palmer Square CLO 2014-1A BR2 Ltd., 4.153%, (US0003M + 1.850%), 01/17/2031	1,245,868	0.1
550,000	(2)	Palmer Square Loan Funding 2017-1A C Ltd., 5.103%, (US0003M + 2.800%), 10/15/2025	550,033	0.1
5,350,000	(2)	Palmer Square Loan Funding 2017-1A D Ltd., 7.153%, (US0003M + 4.850%), 10/15/2025	5,317,461	0.6
2,750,000	(2)	Palmer Square Loan Funding 2018-1A D Ltd., 6.253%, (US0003M + 3.950%), 04/15/2026	2,632,407	0.3
2,500,000	(2)	Palmer Square Loan Funding 2018-1A E Ltd., 8.203%, (US0003M + 5.900%), 04/15/2026	2,180,245	0.2
3,000,000	(2)	Palmer Square Loan Funding 2018-4 D Ltd., 6.408%, (US0003M + 4.250%), 11/15/2026	2,948,823	0.3
2,079,000	(2)	Planet Fitness Master Issuer LLC 2018-1A A2I, 4.262%, 09/05/2048	2,130,886	0.2
365,676	(1)	Popular ABS Mortgage Pass-Through Trust 2005-D A5, 3.843%, 01/25/2036	368,027	0.0
2,000,000	(2)	Progress Residential 2018-SFR1 E Trust, 4.380%, 03/17/2035	2,038,988	0.2
2,147,000	(2)	Recette CLO Ltd. 2015-1A DR, 5.028%, (US0003M + 2.750%), 10/20/2027	2,141,633	0.2
1,950,000	(2)	Recette Clo Ltd. 2015-1A E, 7.978%, (US0003M + 5.700%), 10/20/2027	1,905,405	0.2
1,600,000	(2)	Silver Creek CLO Ltd. 2014-1A CR, 4.578%, (US0003M + 2.300%), 07/20/2030	1,599,914	0.2

See Accompanying Notes to Financial Statements

32

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2019 (UNAUDITED) (CONTINUED)

900,000	(2)	Sofi Consumer Loan Program 2017-5 B LLC, 3.690%, 09/25/2026	922,303	0.1
1,000,000	(2)	Sofi Consumer Loan Program 2017-6 B LLC, 3.520%, 11/25/2026	1,024,736	0.1
3,800,000	(2)	Sofi Consumer Loan Program 2018-1 C Trust, 3.970%, 02/25/2027	3,892,382	0.4
850,000	(2)	Sofi Consumer Loan Program 2018-2 B Trust, 3.790%, 04/26/2027	871,820	0.1
2,800,000	(2)	Sofi Consumer Loan Program 2018-2 C Trust, 4.250%, 04/26/2027	2,886,978	0.3
1,100,000	(2)	Sofi Consumer Loan Program 2018-3 C Trust, 4.670%, 08/25/2027	1,148,973	0.1
1,500,000	(2)	SoFi Consumer Loan Program 2018-4 D Trust, 4.760%, 11/26/2027	1,556,713	0.2
2,500,000	(2)	SoFi Consumer Loan Program 2019-3 D Trust, 3.890%, 05/25/2028	2,535,774	0.3
1,950,000	(2)	SoFi Consumer Loan Program 2019-4 C Trust, 2.840%, 08/25/2028	1,958,411	0.2
600,000	(2)	SoFi Consumer Loan Program 2019-4 D Trust, 3.480%, 08/25/2028	602,690	0.1
1,524,000	(1),(2)	SoFi Consumer Loan Program 2017-1 B, 4.730%, 01/26/2026	1,577,132	0.2
475,699		Structured Asset Securities Corp. Mortgage Loan Trust 2006-BC5 A4, 2.188%, (US0001M + 0.170%), 12/25/2036	467,755	0.0
2,102,895	(2)	Sunrun Xanadu Issuer 2019-1A A LLC, 3.980%, 06/30/2054	2,165,498	0.2
2,000,000	(2)	TES 2017-2A B LLC, 6.990%, 02/20/2048	2,148,660	0.2
1,100,000	(2)	TES LLC 2017-1A B, 7.740%, 10/20/2047	1,095,716	0.1
2,000,000	(2)	THL Credit Wind River 2014-1 CRR CLO Ltd., 4.250%, (US0003M + 1.950%), 07/18/2031	1,915,590	0.2
1,100,000	(1),(2)	Towd Point Mortgage Trust 2015-2 2B2, 4.553%, 11/25/2057	1,198,247	0.1
1,200,000	(1),(2)	Towd Point Mortgage Trust 2017-2 M1, 3.750%, 04/25/2057	1,236,440	0.1
1,000,000	(2)	Trafigura Securitisation Finance PLC 2018-1A B, 4.290%, 03/15/2022	1,016,726	0.1

3,500,000	(2)	Venture XX CLO Ltd. 2015-20A CR, 4.203%, (US0003M + 1.900%), 04/15/2027	3,440,297	0.4
1,768,500	(2)	Wendy's Funding LLC 2018-1A A2II, 3.884%, 03/15/2048	1,821,131	0.2
3,890,250	(2)	Wendy's Funding LLC 2019-1A A2I, 3.783%, 06/15/2049	3,983,188	0.4
			163,904,928	17.0

		Student Loan Asset-Backed Securities: 3.5%
373,047	(2)	Commonbond Student Loan Trust 2016-A B, 4.000%, 05/25/2040	387,462	0.0
1,212,699	(2)	Commonbond Student Loan Trust 2016-B, 4.000%, 10/25/2040	1,244,389	0.1
753,575	(2)	Commonbond Student Loan Trust 2017-AGS C, 5.280%, 05/25/2041	795,808	0.1
762,184	(2)	Commonbond Student Loan Trust 2017-BGS C, 4.440%, 09/25/2042	760,341	0.1
210,039	(2)	Commonbond Student Loan Trust 2018-BGS C, 4.120%, 09/25/2045	212,593	0.0
833,831	(1),(2)	DRB Prime Student Loan Trust 2017-A B, 3.100%, 05/27/2042	839,680	0.1
198,525	(2)	Earnest Student Loan Program, LLC 2016-A B, 2.500%, 01/25/2039	194,871	0.0
524,232	(1),(2)	Earnest Student Loan Program, LLC 2016-B B, 4.810%, 09/25/2036	535,790	0.1
286,899	(2)	Earnest Student Loan Program, LLC 2016-C B, 4.460%, 01/26/2037	290,934	0.0
709,215	(2)	Earnest Student Loan Program, LLC 2016-D B, 3.800%, 01/25/2041	718,217	0.1
677,610	(2)	Earnest Student Loan Program, LLC 2016-D C, 4.390%, 01/25/2041	679,199	0.1
586,086	(2)	Earnest Student Loan Program, LLC 2017-A C, 4.130%, 01/25/2041	582,325	0.1
600,000	(2)	ELFI Graduate Loan Program 2018-A B LLC, 4.000%, 08/25/2042	610,427	0.1
658,284	(2)	Laurel Road Prime Student Loan Trust 2018-B BFX, 3.720%, 05/26/2043	671,488	0.1
1,290,000	(2)	Laurel Road Prime Student Loan Trust 2019-A BFX, 3.000%, 10/25/2048	1,297,326	0.1
2,623,000	(2)	SMB Private Education Loan Trust 2014-A C, 4.500%, 09/15/2045	2,544,313	0.3

See Accompanying Notes to Financial Statements

33

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2019 (UNAUDITED) (CONTINUED)

1,000,000	(2)	SMB Private Education Loan Trust 2017-A B, 3.500%, 06/17/2041	1,030,128	0.1
520,862	(2)	SoFi Professional Loan Program 2015-B B, 3.520%, 03/25/2036	525,680	0.0
613,920	(2)	SoFi Professional Loan Program 2015-C B LLC, 3.580%, 08/25/2036	625,471	0.1
307,810	(2)	SoFi Professional Loan Program 2015-D B, 3.590%, 10/26/2037	312,664	0.0
1,600,000	(2)	SoFi Professional Loan Program 2016-B B, 3.800%, 04/25/2037	1,652,443	0.2
3,265,000	(1),(2)	SoFi Professional Loan Program 2016-E C, 4.430%, 10/25/2041	3,457,832	0.4
1,525,000	(1),(2)	SoFi Professional Loan Program 2017-A C, 4.430%, 03/26/2040	1,647,889	0.2
1,250,000	(1),(2)	SoFi Professional Loan Program 2017-C C, 4.210%, 07/25/2040	1,326,598	0.1
1,250,000	(2)	SoFi Professional Loan Program 2017-D BFX LLC, 3.610%, 09/25/2040	1,309,593	0.1
1,000,000	(2)	SoFi Professional Loan Program 2017-E C LLC, 4.160%, 11/26/2040	1,055,088	0.1
4,000,000	(2)	SoFi Professional Loan Program 2017-F BFX LLC, 3.620%, 01/25/2041	4,188,237	0.4
2,000,000	(2)	Sofi Professional Loan Program 2018-C BFX Trust, 4.130%, 01/25/2048	2,126,002	0.2
1,000,000	(2)	Sofi Professional Loan Program 2018-D BFX Trust, 4.140%, 02/25/2048	1,082,740	0.1
1,000,000	(2)	Sofi Professional Loan Program 2019-C BFX LLC, 3.050%, 11/16/2048	1,004,259	0.1
			33,709,787	3.5

	Total Asset-Backed Securities
	(Cost $235,049,462)		236,953,651	24.6

COMMERCIAL MORTGAGE-BACKED SECURITIES: 34.2%
5,941,000	(2)	AREIT 2019-CRE3 D Trust, 4.678%, (US0001M + 2.650%), 09/14/2036	5,955,766	0.6
2,500,000	(2)	Austin Fairmont Hotel Trust 2019-FAIR E, 4.500%, (US0001M + 2.250%), 09/15/2032	2,500,508	0.3

3,500,000	(2)	Banc of America Commercial Mortgage Trust 2017-BNK3 D, 3.250%, 02/15/2050	3,262,283	0.3
1,550,000	(2)	BANK 2017-BNK4 D, 3.357%, 05/15/2050	1,442,967	0.2
5,680,000	(2)	BANK 2017-BNK4 E, 3.357%, 05/15/2050	4,507,943	0.5
7,060,000	(1),(2),(5)	BANK 2017-BNK4 XE, 1.630%, 05/15/2050	679,882	0.1
2,644,000	(2)	BANK 2019-BNK17 D, 3.000%, 04/15/2052	2,505,802	0.3
11,156,196	(1),(5)	Bank 2019-BNK19 XA, 1.100%, 08/15/2061	867,463	0.1
21,150,000	(1),(2),(5)	BANK 2017-BNK8 XE, 1.409%, 11/15/2050	1,909,517	0.2
9,363,500	(1),(2),(5)	BANK 2018-BNK12 XD, 1.552%, 05/15/2061	1,018,830	0.1
5,200,000	(2)	BANK 2019-BNK20 D, 2.500%, 09/15/2061	4,618,864	0.5
52,290,000	(1),(5)	BANK 2019-BNK20 XA, 0.842%, 09/15/2061	3,614,991	0.4
53,200,000		BANK 2019-BNK21, 0.997%, 10/15/2052	3,784,276	0.4
1,350,000	(1),(2)	BAMLL Commercial Mortgage Securities Trust 2016-FR14 C, 1.335%, 02/27/2048	1,300,486	0.1
103,000,000	(1),(2),(5)	BBCCRE Trust 2015-GTP XB, 0.306%, 08/10/2033	1,335,550	0.1
2,000,000	(1),(2)	Bear Stearns Commercial Mortgage Securities Trust 2005-TOP18 G, 6.048%, 02/13/2042	2,017,982	0.2
600,000	(1),(2)	BENCHMARK 2018-B4 D, 2.965%, 07/15/2051	554,217	0.1
18,964,000	(1),(2),(5)	Benchmark 2018-B5 XD Mortgage Trust, 1.500%, 07/15/2051	2,131,064	0.2
50,985,762	(1),(5)	Benchmark 2018-B7 XA Mortgage Trust, 0.604%, 05/15/2053	1,659,434	0.2
20,361,957	(1),(5)	BENCHMARK 2019-B10 XA Mortgage Trust, 1.395%, 03/15/2062	1,884,927	0.2
1,350,000	(2)	Benchmark 2019-B9 D Mortgage Trust, 3.000%, 03/15/2052	1,252,630	0.1
3,220,000	(1),(2),(5)	Benchmark 2019-B9 XD Mortgage Trust, 2.169%, 03/15/2052	510,576	0.1
81,326,658	(1),(5)	BMARK 2018-B4 XA, 0.692%, 07/15/2051	2,909,469	0.3
8,000,000	(1),(2),(5)	BMARK 2018-B4 XD, 1.750%, 07/15/2051	1,037,898	0.1
840,000	(2)	BHP Trust 2019-BXHP D, 3.799%, (US0001M + 1.771%), 08/15/2036	839,046	0.1
840,000	(2)	BHP Trust 2019-BXHP E, 4.595%, (US0001M + 2.568%), 08/15/2036	840,813	0.1
570,000	(2)	BX Trust 2019-MMP E, 3.928%, (US0001M + 1.900%), 08/15/2036	570,784	0.1

See Accompanying Notes to Financial Statements

34

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2019 (UNAUDITED) (CONTINUED)

1,860,000	(2)	BXMT 2017-FL1 C Ltd., 3.975%, (US0001M + 1.950%), 06/15/2035	1,864,669	0.2
2,000,000	(2)	BXMT 2017-FL1 D Ltd., 4.725%, (US0001M + 2.700%), 06/15/2035	2,007,496	0.2
1,910,000	(1),(2)	CALI Mortgage Trust 2019-101C E, 4.469%, 03/10/2039	2,065,757	0.2
450,000	(2)	CAMB Commercial Mortgage Trust 2019-LIFE F, 4.578%, (US0001M + 2.550%), 12/15/2037	454,910	0.0
26,275,702	(1),(5)	CD 2019-CD8 XA Mortgage Trust, 1.555%, 08/15/2057	3,006,618	0.3
736,938	(1),(2)	CFCRE Commercial Mortgage Trust 2011-C1 E, 6.272%, 04/15/2044	680,416	0.1
2,810,000	(1),(2)	Citigroup Commercial Mortgage Trust 2014-GC19 E, 4.762%, 03/10/2047	2,804,387	0.3
740,000	(2)	Citigroup Commercial Mortgage Trust 2016-C2 E, 4.594%, 08/10/2049	660,532	0.1
1,250,000	(2)	Citigroup Commercial Mortgage Trust 2016-P5 D, 3.000%, 10/10/2049	1,143,535	0.1
20,655,000	(1),(2),(5)	Citigroup Commercial Mortgage Trust 2017-P8 XE, 1.412%, 09/15/2050	1,855,540	0.2
2,240,000	(1),(2)	Citigroup COmmercial Mortgage Trust 2018-C6 D, 5.236%, 11/10/2051	2,449,173	0.3
4,231,000	(1),(2)	Citigroup Commercial Mortgage Trust 2016-P4 E, 4.881%, 07/10/2049	3,797,090	0.4
2,010,000	(1),(2)	Citigroup Commercial Mortgage Trust 2016-P4 F, 4.881%, 07/10/2049	1,611,270	0.2
3,870,000	(1),(2)	COMM 2014-LC15 D Mortgage Trust, 5.154%, 04/10/2047	3,968,076	0.4
21,842,274	(1),(5)	COMM 2012-CR3 XA, 2.021%, 10/15/2045	968,161	0.1
8,993,226	(1),(5)	COMM 2012-CR5 XA, 1.675%, 12/10/2045	365,961	0.0
1,310,000	(2)	Credit Suisse Mortgage Capital Certificates 2019-ICE4 F, 4.678%, (US0001M + 2.650%), 05/15/2036	1,316,778	0.1
540,000	(1)	Csail 2015-C2 C Commercial Mortgage Trust, 4.341%, 06/15/2057	530,646	0.1

16,406,000	(1),(2),(5)	CSAIL 2017-CX10 XE Commercial Mortgage Trust, 0.898%, 11/15/2050	1,042,908	0.1
2,000,000	(2)	CSWF 2018-TOP F, 4.778%, (US0001M + 2.750%), 08/15/2035	2,007,561	0.2
1,392,208	(2)	DBGS 2018-BIOD E Mortgage Trust, 3.728%, (US0001M + 1.700%), 05/15/2035	1,399,813	0.1
56,296,815	(1),(5)	DBJPM 16-C3 XA Mortgage Trust, 1.631%, 08/10/2049	4,662,378	0.5
1,000,000	(1),(2)	DBUBS 2011-LC1A F Mortgage Trust, 5.885%, 11/10/2046	1,032,593	0.1
869,631	(1),(2),(5)	DBUBS 2011-LC1A XA, 0.883%, 11/10/2046	3,461	0.0
1,075,522	(1),(2)	DBUBS 2011-LC2 E Mortgage Trust, 5.714%, 07/10/2044	1,094,084	0.1
4,500,000	(2)	DBWF 2018-GLKS E Mortgage Trust, 5.075%, (US0001M + 3.018%), 11/19/2035	4,531,442	0.5
7,874,000	(1),(2)	DBJPM 16-C3 E Mortgage Trust, 4.383%, 08/10/2049	7,000,579	0.7
660,000	(1),(2)	DBJPM 16-C3 Mortgage Trust, 3.633%, 08/10/2049	642,488	0.1
5,500,000	(2)	Exantas Capital Corp. 2018-RSO6 D Ltd., 4.525%, (US0001M + 2.500%), 06/15/2035	5,527,468	0.6
1,590,000	(2)	Exantas Capital Corp. 2019-RSO7 D Ltd., 4.725%, (US0001M + 2.700%), 04/15/2036	1,601,898	0.2
6,617,598	(1),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K006 BX1, 5.539%, 02/25/2020	138,678	0.0
34,915,394	(1),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K014 X3, 3.307%, 02/25/2042	1,705,331	0.2
21,400,000	(1),(5)	Freddie Mac Multifamily Structured Pass Through Certificates K035 X3, 1.852%, 12/25/2041	1,389,960	0.1
20,330,705	(1),(5)	Freddie Mac Multifamily Structured Pass Through Certificates KC01 X3, 3.967%, 01/25/2026	2,157,425	0.2
160,388,405	(2),(5)	FREMF Mortgage Trust 2012-K23 X2B, 0.125%, 10/25/2045	537,446	0.1
500,000	(2)	GPT 2018-GPP E Mortgage Trust, 4.498%, (US0001M + 2.470%), 06/15/2035	497,659	0.1

See Accompanying Notes to Financial Statements

35

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2019 (UNAUDITED) (CONTINUED)

99,052,696	(1),(2),(5)	GS Mortgage Securities Corp. II 2011-GC3 X, 0.814%, 03/10/2044	643,040	0.1
2,481,000	(1),(2)	GS Mortgage Securities Trust 2010-C2 E, 4.548%, 12/10/2043	2,495,599	0.3
1,100,000	(1),(2)	GS Mortgage Securities Trust 2010-C2 F, 4.548%, 12/10/2043	1,084,395	0.1
3,720,000	(1),(2)	GS Mortgage Securities Trust 2010-C2 G, 4.548%, 12/10/2043	3,628,221	0.4
1,360,000	(1)	GS Mortgage Securities Trust 2012-GCJ7 C, 5.875%, 05/10/2045	1,436,396	0.1
3,040,000	(1),(2)	GS Mortgage Securities Trust 2012-GCJ7 E, 5.000%, 05/10/2045	2,320,555	0.2
500,000	(2)	GS Mortgage Securities Trust 2013-GC16 G, 3.500%, 11/10/2046	422,983	0.0
1,120,000	(1),(2)	GS Mortgage Securities Trust 2016-GS4 D, 3.233%, 11/10/2049	1,058,805	0.1
6,360,079	(1),(5)	GS Mortgage Securities Trust 2019-GC38 XA, 1.126%, 02/10/2052	474,367	0.0
1,344,000	(1),(2)	GS Mortgage Securities Trust 2019-GC40 DBD, 3.668%, 07/10/2052	1,354,170	0.1
1,020,000	(1),(2)	GS Mortgage Securities Trust 2019-GC40 DBE, 3.668%, 07/10/2052	1,003,997	0.1
14,601,341	(1),(5)	GS Mortgage Securities Trust 2019-GC40 XA, 1.234%, 07/10/2052	1,199,837	0.1
5,070,000	(2)	GS Mortgage Securities Corp. Trust 2019-SMP E, 4.740%, (US0001M + 2.600%), 08/15/2032	5,089,114	0.5
2,170,000	(2)	GS Mortgage Securities Trust 2019-GC39 D, 3.000%, 05/10/2052	2,016,879	0.2
1,500,000	(2)	Hawaii Hotel Trust 2019-MAUI E, 4.187%, (US0001M + 2.350%), 05/15/2038	1,507,406	0.2
3,990,000	(2)	Hawaii Hotel Trust 2019-MAUI F, 4.778%, (US0001M + 3.000%), 05/15/2038	4,018,075	0.4
1,979,761	(2)	HPLY Trust 2019-HIT E, 4.378%, (US0001M + 2.350%), 11/15/2036	1,992,116	0.2

5,860,000	(1),(2)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-ICON E, 5.220%, 01/05/2034	6,231,644	0.6
5,200,000	(2)	JP Morgan Chase Commercial Mortgage Securities Corp. 2019-BKWD E, 4.650%, (US0001M + 2.600%), 09/15/2029	5,214,636	0.5
2,410,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C16 D, 5.195%, 12/15/2046	2,546,853	0.3
3,580,000	(1),(2)	JPMBB Commercial Mortgage Securities Trust 2013-C17 E, 3.867%, 01/15/2047	3,418,253	0.4
4,692,000	(2)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2018-WPT FFX, 5.542%, 07/05/2033	4,877,908	0.5
1,930,000	(2)	J.P. Morgan Chase Commercial Mortgage Securities Trust 2019-MFP E, 4.128%, (US0001M + 2.160%), 07/15/2036	1,937,723	0.2
1,727,855	(2)	JP Morgan Chase Commercial Mortgage Securities Corp. 2018-LAQ D, 4.128%, (US0001M + 2.100%), 06/15/2032	1,742,270	0.2
16,726,160	(1),(2),(5)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C3 XA, 1.136%, 02/15/2046	176,167	0.0
1,410,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C4 G, 3.873%, 07/15/2046	1,414,591	0.1
1,500,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5 C, 5.554%, 08/15/2046	1,566,640	0.2
3,000,000	(1)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C10 D, 4.253%, 12/15/2047	3,103,396	0.3
1,500,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 D, 4.201%, 01/15/2046	1,537,424	0.2
5,000,000	(1),(2)	JP Morgan Chase Commercial Mortgage Securities Trust 2013-C13 F, 3.986%, 01/15/2046	4,746,747	0.5

See Accompanying Notes to Financial Statements

36

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2019 (UNAUDITED) (CONTINUED)

17,839,290	(1),(5)	JP Morgan Chase Commercial Mortgage Securities Trust 2014-C20 XA, 1.134%, 07/15/2047	479,251	0.0
1,000,000	(1),(2)	JPMBB Commercial Mortgage Securities Trust 2013-C15 D, 5.372%, 11/15/2045	1,068,476	0.1
30,251,674	(1),(2),(5)	JPMBB Commercial Mortgage Securities Trust 2013-C15 XC, 1.811%, 11/15/2045	1,792,929	0.2
3,550,000	(1),(2)	JPMBB Commercial Mortgage Securities Trust 2013-C17 D, 5.055%, 01/15/2047	3,746,914	0.4
1,150,000	(2)	JPMBB Commercial Mortgage Securities Trust 2014-C26 E, 4.000%, 01/15/2048	995,229	0.1
46,979,000	(1),(2),(5)	JPMBB Commercial Mortgage Securities Trust 2014-C26 XD, 0.500%, 01/15/2048	1,076,956	0.1
34,428,000	(1),(2),(5)	JPMBB Commercial Mortgage Securities Trust 2014-C26 XE, 0.523%, 01/15/2048	702,817	0.1
1,000,000	(2)	KNDL 2019-KNSQ E Mortgage Trust, 3.828%, (US0001M + 1.800%), 05/15/2036	1,001,270	0.1
1,888,431	(1)	LB-UBS Commercial Mortgage Trust 2005-C3 F, 5.013%, 07/15/2040	1,890,581	0.2
4,460,000	(1),(2)	LSTAR Commercial Mortgage Trust 2015-3 D, 3.303%, 04/20/2048	4,371,019	0.5
3,590,000	(1),(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C15 D, 5.074%, 04/15/2047	3,808,541	0.4
1,000,000	(1)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C17 C, 4.657%, 08/15/2047	1,060,541	0.1
4,900,000	(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C18 D, 3.389%, 10/15/2047	4,610,097	0.5
2,000,000	(1),(2)	Morgan Stanley Capital I Trust 2005-T19 G, 5.898%, 06/12/2047	2,020,924	0.2
3,650,000	(2)	Morgan Stanley Capital I Trust 2011-C1 K, 4.193%, 09/15/2047	3,616,183	0.4
2,600,000	(2)	Morgan Stanley Capital I Trust 2011-C1 L, 4.193%, 09/15/2047	2,532,881	0.3

1,420,000	(2)	Morgan Stanley Capital I Trust 2011-C1 M, 4.193%, 09/15/2047	1,374,809	0.1
1,590,000	(1),(2)	Morgan Stanley Capital I Trust 2016-BNK2 D, 3.000%, 11/15/2049	1,476,006	0.2
2,675,000		Morgan Stanley Capital I, Inc. 2017-HR2 D, 2.730%, 12/15/2050	2,455,237	0.3
17,929,230	(1),(5)	Morgan Stanley Capital I, Inc. 2017-HR2 XA, 0.936%, 12/15/2050	958,461	0.1
15,555,000	(1),(2),(5)	Morgan Stanley Capital I, Inc. 2017-HR2 XD, 1.637%, 12/15/2050	1,739,418	0.2
4,880,000	(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13 G, 3.707%, 11/15/2046	4,194,677	0.4
5,000,000	(1),(2)	Morgan Stanley Bank of America Merrill Lynch Trust 2014-C14 D, 5.100%, 02/15/2047	5,150,466	0.5
1,630,000		Morgan Stanley Bank of America Merrill Lynch Trust 2015-C25 D, 3.068%, 10/15/2048	1,584,965	0.2
6,893,000	(1),(2)	Morgan Stanley Capital I Trust 2016-BNK2 F, 4.037%, 11/15/2049	4,816,528	0.5
4,260,950	(2)	Morgan Stanley Capital I Trust 2019-H7 D, 3.000%, 07/15/2052	3,909,276	0.4
41,287,097	(1),(5)	Morgan Stanley Capital I Trust 2019-H7 XA, 1.467%, 07/15/2052	4,146,595	0.4
6,586,500	(1),(2),(5)	Morgan Stanley Capital I Trust 2019-H7 XD, 1.545%, 07/15/2052	751,991	0.1
4,660,000	(2)	PFP 2017-4 E Ltd., 6.878%, (US0001M + 4.850%), 07/14/2035	4,730,296	0.5
2,749,000	(2)	Prima Capital CRE Securitization 2019-RK1 BD Ltd., 3.500%, 04/15/2038	2,726,938	0.3
2,210,000	(2)	Prima Capital CRE Securitization 2019-RK1 CD Ltd., 3.500%, 04/15/2038	2,160,832	0.2
110,000	(2)	Prima Capital CRE Securitization 2019-RK1 DD Ltd., 3.500%, 04/15/2038	105,811	0.0
1,980,000	(1),(2)	Ready Capital Mortgage Trust 2019-5 D, 5.651%, 02/25/2052	2,053,508	0.2

See Accompanying Notes to Financial Statements

37

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2019 (UNAUDITED) (CONTINUED)

999,000	(2)	Shelter Growth CRE 2018-FL1 D Issuer Ltd., 5.028%, (US0001M + 3.000%), 01/15/2035	1,004,618	0.1
2,170,134	(2)	SLIDE 2018-FUN E, 4.328%, (US0001M + 2.300%), 06/15/2031	2,189,028	0.2
1,216,443	(2)	SLIDE 2018-FUN F, 5.028%, (US0001M + 3.000%), 06/15/2031	1,229,366	0.1
17,838,384	(1),(5)	UBS Commercial Mortgage Trust 2019-C16 XA, 1.730%, 04/15/2052	1,996,672	0.2
4,710,000	(2)	VMC Finance 2019-FL3 D LLC, 4.850%, (US0001M + 2.650%), 09/15/2036	4,724,728	0.5
7,327,594	(1),(5)	Wells Fargo Commercial Mortgage Trust 2014-LC18 XA, 1.232%, 12/15/2047	299,722	0.0
5,827,351	(2)	Wells Fargo Commercial Mortgage Trust 2015-C30 E, 3.250%, 09/15/2058	4,946,091	0.5
16,657,000	(1),(2),(5)	Wells Fargo Commercial Mortgage Trust 2015-C30 XE, 1.397%, 09/15/2058	1,137,063	0.1
16,657,000	(1),(2),(5)	Wells Fargo Commercial Mortgage Trust 2015-C30 XFG, 1.397%, 09/15/2058	1,101,101	0.1
32,664,000	(1),(5)	Wells Fargo Commercial Mortgage Trust 2016-NXS6 XB, 0.627%, 11/15/2049	1,203,273	0.1
7,605,000	(1),(2),(5)	Wells Fargo Commercial Mortgage Trust 2016-NXS6 XFG, 2.000%, 11/15/2049	900,290	0.1
34,731,466	(1),(5)	Wells Fargo Commercial Mortgage Trust 2017-C40 XA, 1.122%, 10/15/2050	2,028,856	0.2
2,464,134	(2)	Wells Fargo Commercial Mortgage Trust 2018-BXI E, 4.184%, (US0001M + 2.157%), 12/15/2036	2,480,280	0.3
15,964,941	(1),(5)	Wells Fargo Commercial Mortgage Trust 2018-C45 XA, 0.994%, 06/15/2051	977,848	0.1
2,000,000	(2)	Wells Fargo Commercial Mortgage Trust 2019-C49 D, 3.000%, 03/15/2052	1,793,462	0.2
2,000,000	(2),(7),(8)	Wells Fargo Re-REMIC Trust 2013-FRR1 BK26, 0.000%, 01/27/2045	1,719,552	0.2
38,774,425	(1),(2),(5)	WFRBS Commercial Mortgage Trust 2012-C10 XA, 1.699%, 12/15/2045	1,594,792	0.2

5,350,000	(2)	WFRBS Commercial Mortgage Trust 2013-C12 E, 3.500%, 03/15/2048	4,823,374	0.5
1,141,165	(1),(2),(5)	WFRBS Commercial Mortgage Trust 2013-C12 XA, 1.382%, 03/15/2048	37,617	0.0
3,640,000	(1),(2)	WFRBS Commercial Mortgage Trust 2013-C17 D, 5.230%, 12/15/2046	3,869,222	0.4
320,000	(2)	WFRBS Commercial Mortgage Trust 2013-C17 E, 3.500%, 12/15/2046	295,308	0.0
1,250,000	(2)	WFRBS Commercial Mortgage Trust 2013-C17 F, 3.500%, 12/15/2046	1,041,246	0.1
2,380,000	(1),(2)	WFRBS Commercial Mortgage Trust 2013-UBS1 E, 4.897%, 03/15/2046	2,285,485	0.2
1,000,000	(1)	WFRBS Commercial Mortgage Trust 2014-C25 C, 4.453%, 11/15/2047	1,055,267	0.1
3,100,000	(1),(2)	Wells Fargo Commercial Mortgage Trust 2015-C30 D, 4.647%, 09/15/2058	3,226,774	0.3
2,550,000	(1),(2)	West Town Mall Trust 2017-KNOX E, 4.491%, 07/05/2030	2,564,348	0.3
3,240,000	(1),(2)	WFRBS Commercial Mortgage Trust 2013-C11 E, 4.403%, 03/15/2045	3,276,174	0.3
2,020,000	(2)	WFRBS Commercial Mortgage Trust 2013-C12 F, 3.500%, 03/15/2048	1,766,288	0.2

	Total Commercial Mortgage-Backed Securities
	(Cost $318,712,591)		328,976,630	34.2

	Total Long-Term Investments
	(Cost $859,683,493)		875,893,876	91.0

SHORT-TERM INVESTMENTS: 10.5%
		Commercial Paper: 10.5%
600,000		Autozone, Inc., 2.450%, 10/01/2019	599,960	0.1
2,690,000		Concord Minutemen Capital Co. LLC, 2.060%, 10/02/2019	2,689,697	0.3
8,000,000		Dominion Resources Inc., 2.430%, 10/03/2019	7,998,403	0.8
9,000,000		E. I. du Pont de Nemours and Co., 2.320%, 10/10/2019	8,994,285	0.9
2,450,000		Eastman Chemical Co., 2.290%, 10/16/2019	2,447,540	0.3
5,000,000		Enbridge, Inc., 2.370%, 10/08/2019	4,997,401	0.5

See Accompanying Notes to Financial Statements

38

Voya Securitized Credit Fund	PORTFOLIO OF INVESTMENTS
AS OF September 30, 2019 (UNAUDITED) (CONTINUED)

5,000,000	Enbridge, Inc., 2.380%, 10/07/2019	4,997,715	0.5
700,000	Exxon Corp., 2.310%, 10/01/2019	699,956	0.1
10,000,000	General Electric Co., 2.300%, 10/29/2019	9,981,730	1.1
5,000,000	General Electric Co., 2.340%, 10/11/2019	4,996,478	0.5
5,000,000	Harley-Davidson, Inc., 2.420%, 10/04/2019	4,998,676	0.5
2,000,000	Marriott International, 2.290%, 10/24/2019	1,996,989	0.2
5,710,000	Marriott International, 2.360%, 10/09/2019	5,706,678	0.6
5,000,000	McKesson Corp., 2.290%, 10/18/2019	4,994,360	0.5
8,700,000	McKesson Corp., 2.340%, 10/11/2019	8,693,873	0.9
10,000,000	Mondelez International, Inc., 2.290%, 10/02/2019	9,998,744	1.1
6,000,000	Mondelez International, Inc., 2.290%, 10/16/2019	5,993,976	0.6
4,800,000	Sysco Corp., 2.470%, 10/01/2019	4,799,675	0.5
5,000,000	Virginia Electric & Power Co., 2.410%, 10/17/2019	4,994,390	0.5
		100,580,526	10.5

Shares		Value	Percentage of Net Assets
	Mutual Funds: 0.0%
277,000	(9) Goldman Sachs Financial Square Government Fund - Institutional Shares, 1.840%
	(Cost $277,000)	277,000	0.0

	Total Short-Term Investments
	(Cost $100,864,558)	100,857,526	10.5

	Total Investments in Securities (Cost $960,548,051)	$976,751,402	101.5
	Liabilities in Excess of Other Assets	(14,347,483)	(1.5)
	Net Assets	$962,403,919	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Variable rate security. Rate shown is the rate in effect as of September 30, 2019.
(2)	Securities with purchases pursuant to Rule 144A or section 4(a)(2), under the Securities Act of 1933 and may not be resold subject to that rule except to qualified institutional buyers.
(3)	Step-up bond that pays an initial coupon rate for the first period and then a higher coupon rate for the following periods. Rates shown reflect the current and next coupon rate as of September 30, 2019.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.

(5)	Interest only securities represent the right to receive the monthly interest payments on an underlying pool of mortgage loans. Principal amount shown represents the notional amount on which current interest is calculated. Payments of principal on the pool reduce the value of the interest only security.
(6)	Settlement is on a when-issued or delayed-delivery basis.
(7)	Represents a zero coupon bond. Rate shown reflects the effective yield as of September 30, 2019.
(8)	Principal only securities represent the right to receive the monthly principal payments on an underlying pool of mortgage loans. No payments of interest on the pool are passed through the principal only security.
(9)	Rate shown is the 7-day yield as of September 30, 2019.

Reference Rate Abbreviations:
12MTA	12-month Treasury Average
US0001M	1-month LIBOR
US0003M	3-month LIBOR

See Accompanying Notes to Financial Statements

39

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11. Controls and Procedures.

(a)	Based on our evaluation conducted within 90 days of the filing date, hereof, the design and operation of the registrant’s disclosure controls and procedures are effective to ensure that material information relating to the registrant is made known to the certifying officers by others within the appropriate entities, particularly during the period in which Forms N-CSR are being prepared, and the registrant’s disclosure controls and procedures allow timely preparation and review of the information for the registrant’s Form N-CSR and the officer certifications of such Form N-CSR.

(b)	There were no significant changes in the registrant’s internal controls that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 13. Exhibits.

(a)(1)	The Code of Ethics is not required for the semi-annual filing.

(a)(2)	Auditor Change.

(a)(3)	A separate certification for each principal executive officer and principal financial officer of the registrant is required by Rule 30a-2 under the Act (17 CFR 270.30a-2) is attached hereto as EX-99.CERT.

(a)(4)	Not required for semi-annual filing.

(b)	The officer certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto as EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant): Voya Separate Portfolios Trust

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: December 6, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Michael Bell
Michael Bell
Chief Executive Officer

Date: December 6, 2019

By	/s/ Todd Modic
Todd Modic
Senior Vice President and Chief Financial Officer

Date: December 6, 2019